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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08319

Voya Partners, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Bond Portfolio

Voya Index Solution Income Portfolio

Voya Index Solution 2015 Portfolio

Voya Index Solution 2020 Portfolio

Voya Index Solution 2025 Portfolio

Voya Index Solution 2030 Portfolio

Voya Index Solution 2035 Portfolio

Voya Index Solution 2040 Portfolio

Voya Index Solution 2045 Portfolio

Voya Index Solution 2050 Portfolio

Voya Index Solution 2055 Portfolio

Voya Solution Aggressive Portfolio

Voya Solution Balanced Portfolio

Voya Solution Conservative Portfolio

Voya Solution Income Portfolio

Voya Solution Moderately Aggressive Portfolio

Voya Solution Moderately Conservative Portfolio

Voya Solution 2015 Portfolio

Voya Solution 2020 Portfolio

Voya Solution 2025 Portfolio

Voya Solution 2030 Portfolio

Voya Solution 2035 Portfolio

Voya Solution 2040 Portfolio

Voya Solution 2045 Portfolio

Voya Solution 2050 Portfolio

Voya Solution 2055 Portfolio

VY® American Century Small-Mid Cap Value Portfolio

VY® Baron Growth Portfolio

VY® Columbia Contrarian Core Portfolio

VY® Columbia Small Cap Value II Portfolio

VY® Fidelity® VIP Contrafund® Portfolio

VY® Fidelity® VIP Equity-Income Portfolio

VY® Fidelity® VIP Mid Cap Portfolio

VY® Invesco Comstock Portfolio

VY® Invesco Equity and Income Portfolio

VY® JPMorgan Mid Cap Value Portfolio

VY® Oppenheimer Global Portfolio

VY® PIMCO Bond Portfolio

VY® Pioneer High Yield Portfolio

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

VY® T. Rowe Price Growth Equity Portfolio

VY® Templeton Foreign Equity Portfolio

The schedules are not audited.

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 25.9%
			Australia: 0.3%
	703,000		BHP Billiton Finance USA Ltd, 5.000%, 09/30/43	$774,276	0.3

			Brazil: 0.5%
	600,000	#	Marfrig Overseas Ltd., 9.500%, 05/04/20	639,000	0.2
	200,000	#	Samarco Mineracao SA, 5.750%, 10/24/23	206,100	0.1
	700,000		Suzano Trading Ltd., 5.875%, 01/23/21	735,000	0.2
				1,580,100	0.5

			Canada: 0.1%
	370,000	±	Bowater Pulp and Paper Escrow, 01/15/11	–	–
	402,000		Goldcorp, Inc., 3.700%, 03/15/23	394,856	0.1
				394,856	0.1

			China: 0.2%
	260,000	#	Country Garden Holdings Co. Ltd., 7.875%, 05/27/19	270,400	0.1
	400,000	L	Kaisa Group Holdings Ltd, 8.875%, 03/19/18	407,000	0.1
				677,400	0.2

			France: 0.8%
	663,000		BPCE SA, 2.500%, 12/10/18	665,405	0.2
	658,000	#	BPCE SA, 5.150%, 07/21/24	679,567	0.3
	940,000	#	Numericable Group SA, 6.000%, 05/15/22	948,225	0.3
				2,293,197	0.8

			India: 0.2%
	600,000		Vedanta Resources PLC, 8.250%, 06/07/21	664,125	0.2

			Italy: 0.2%
	696,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	721,761	0.2

			Luxembourg: 0.2%
	280,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	296,100	0.1
	275,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	294,594	0.1
				590,694	0.2

			Mexico: 0.2%
MXN	8,400,000		America Movil S.A.B de CV, 8.460%, 12/18/36	611,856	0.2
MXN	1,007,437	±	Banco Invex S.A., 6.450%, 03/13/34	–	–
MXN	240,976		JPMorgan Hipotecaria su Casita, 6.100%, 09/25/35	23,284	0.0
				635,140	0.2

			Netherlands: 0.6%
	200,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	210,500	0.0
	481,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	525,428	0.2
	650,000	#	NXP BV / NXP Funding LLC, 5.750%, 02/15/21	663,000	0.2
	532,000		Seagate HDD Cayman, 6.875%, 05/01/20	565,250	0.2
				1,964,178	0.6

			Russia: 0.6%
	900,000		EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd, 5.125%, 12/12/17	880,362	0.3
	350,000		Metalloinvest Finance Ltd., 5.625%, 04/17/20	320,687	0.1
	300,000		Metalloinvest Finance Ltd, 6.500%, 07/21/16	303,375	0.1
	500,000		Mobile Telesystems OJSC via MTS International Funding Ltd., 5.000%, 05/30/23	431,250	0.1
				1,935,674	0.6

			Sweden: 0.2%
	551,000	#	Nordea Bank AB, 5.500%, 09/29/49	542,735	0.2

			Switzerland: 0.6%
	995,000	#	Credit Suisse AG, 6.500%, 08/08/23	1,084,599	0.4
	560,000		UBS AG/Stamford CT, 7.625%, 08/17/22	651,713	0.2
				1,736,312	0.6

			United Kingdom: 0.5%
	520,000	#	Barclays Bank PLC, 6.050%, 12/04/17	578,901	0.2
	414,000	L	HSBC Holdings PLC, 5.625%, 12/29/49	411,619	0.1
	200,000	#	Ineos Finance PLC, 8.375%, 02/15/19	214,750	0.1
	402,000		Vodafone Group PLC, 1.500%, 02/19/18	396,518	0.1
				1,601,788	0.5

			United States: 20.7%
	705,000		AES Corp., 7.375%, 07/01/21	793,125	0.3
	470,000		American International Group, Inc., 3.375%, 08/15/20	484,827	0.2
	447,000		Air Lease Corp., 4.250%, 09/15/24	440,854	0.1
	400,000	L	Alpha Natural Resources, Inc., 6.250%, 06/01/21	234,500	0.1
	780,000		American Tower Corp., 5.000%, 02/15/24	819,288	0.3
	638,000	#	Amsurg Corp., 5.625%, 07/15/22	634,810	0.2
	1,050,000		Apple Inc., 1.000%, 05/03/18	1,024,802	0.3

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
243,000		AT&T, Inc., 2.500%, 08/15/15	$247,166	0.1
368,000		Bank of America Corp., 3.300%, 01/11/23	359,397	0.1
458,000		Bank of America Corp., 4.100%, 07/24/23	468,212	0.1
309,000		Bank of America Corp., 4.000%, 04/01/24	312,677	0.1
1,309,000		Barrick North America Finance LLC, 5.750%, 05/01/43	1,299,999	0.4
185,000		BE Aerospace, Inc., 6.875%, 10/01/20	198,412	0.1
374,000		BioMed Realty L.P., 4.250%, 07/15/22	382,980	0.1
540,000	#	Calpine Corp., 6.000%, 01/15/22	571,050	0.2
600,000		Case New Holland, Inc., 7.875%, 12/01/17	669,750	0.2
628,000		CBS Corp., 3.700%, 08/15/24	621,623	0.2
689,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	664,024	0.2
115,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23	114,856	0.0
660,000	#	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	641,025	0.2
621,000		Celgene Corp., 4.000%, 08/15/23	647,402	0.2
515,000		CenturyLink, Inc., 5.625%, 04/01/20	533,154	0.2
445,000		Chesapeake Energy Corp., 6.625%, 08/15/20	493,060	0.2
180,000		Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	185,850	0.1
354,000		Citigroup, Inc., 4.050%, 07/30/22	359,228	0.1
382,000	L	Citigroup, Inc., 4.000%, 08/05/24	374,845	0.1
469,000		Citigroup, Inc., 5.500%, 09/13/25	512,600	0.2
215,000	#	CommScope, Inc., 5.500%, 06/15/24	212,312	0.1
173,000	#	CommScope, Inc., 5.000%, 06/15/21	170,405	0.1
562,000	#	COX Communications, Inc., 2.950%, 06/30/23	527,164	0.2
985,000		Devon Energy Corp., 5.600%, 07/15/41	1,102,030	0.4
446,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.500%, 03/01/16	461,763	0.1
372,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	377,529	0.1
442,000		Discover Bank/Greenwood DE, 7.000%, 04/15/20	523,646	0.2
265,000		DISH DBS Corp., 4.250%, 04/01/18	266,325	0.1
680,000		Eaton Corp., 4.150%, 11/02/42	650,699	0.2
585,000		eBay, Inc., 2.600%, 07/15/22	552,862	0.2
1,026,000		Energy Transfer Partners L.P., 4.900%, 02/01/24	1,074,666	0.3
1,276,000		Entergy Corp., 5.125%, 09/15/20	1,404,024	0.5
611,000		Equinix, Inc., 5.375%, 04/01/23	607,945	0.2
539,000		Fifth Third Bancorp., 8.250%, 03/01/38	797,336	0.3
532,000		FirstEnergy Corp., 4.250%, 03/15/23	529,407	0.2
660,000		Gannett Co., Inc., 5.125%, 07/15/20	664,950	0.2
185,000	#	Gannett Co., Inc., 6.375%, 10/15/23	192,862	0.1
478,000		General Dynamics Corp., 2.250%, 11/15/22	454,025	0.1
715,000		General Electric Capital Corp., 6.750%, 03/15/32	940,043	0.3
816,000		Genworth Holdings, Inc., 4.900%, 08/15/23	842,669	0.3
960,000	#	Glencore Funding LLC, 2.500%, 01/15/19	940,896	0.3
289,000		Goldman Sachs Group, Inc., 4.800%, 07/08/44	291,748	0.1
627,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	695,841	0.2
715,000		Goodyear Tire & Rubber Co., 8.250%, 08/15/20	768,625	0.2
605,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	793,360	0.3
210,000		HCA, Inc., 6.375%, 01/15/15	212,363	0.1
740,000		HCA, Inc., 7.250%, 09/15/20	778,850	0.2
721,000		HCP, Inc., 4.250%, 11/15/23	744,727	0.2
1,050,000		Hewlett-Packard Co., 2.600%, 09/15/17	1,079,333	0.3
70,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 5.000%, 12/01/24	67,463	0.0
572,000		HSBC USA, Inc., 5.000%, 09/27/20	626,096	0.2
881,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	891,328	0.3
1,165,000		Indiana Michigan Power, 7.000%, 03/15/19	1,391,082	0.4
810,000		Jefferson Smurfit Escrow, 10/01/12	–	–
245,000		Jefferson Smurfit Escrow, 06/01/13	–	–
302,000	#	Jersey Central Power & Light Co., 4.700%, 04/01/24	321,285	0.1
362,000		JPMorgan Chase & Co., 1.625%, 05/15/18	357,309	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
377,000		JPMorgan Chase & Co., 3.375%, 05/01/23	$361,637	0.1
478,000		JPMorgan Chase & Co., 6.000%, 12/29/49	472,623	0.1
63	#	Kern River Funding Corp., 4.893%, 04/30/18	69	0.0
222,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	220,063	0.1
476,000		Kohl's Corp., 4.750%, 12/15/23	505,975	0.2
575,000		Mediacom LLC / Mediacom Capital Corp., 7.250%, 02/15/22	606,625	0.2
607,000		MetLife, Inc., 3.048%, 12/15/22	599,102	0.2
605,000		MGM Resorts International, 6.750%, 10/01/20	645,838	0.2
372,000		Morgan Stanley, 3.750%, 02/25/23	372,277	0.1
587,000		Morgan Stanley, 3.875%, 04/29/24	587,724	0.2
618,000		Morgan Stanley, 4.100%, 05/22/23	617,121	0.2
240,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	257,400	0.1
1,048,000		Mylan, Inc./PA, 2.600%, 06/24/18	1,058,892	0.3
625,000	#	Netflix, Inc., 5.750%, 03/01/24	646,875	0.2
475,000		21st Century Fox America, Inc., 4.500%, 02/15/21	516,885	0.2
422,000		21st Century Fox America, Inc., 5.400%, 10/01/43	462,880	0.1
381,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	386,563	0.1
640,000		Pinnacle Entertainment, Inc., 6.375%, 08/01/21	672,000	0.2
740,000		Plains Exploration & Production Co., 7.625%, 04/01/20	789,950	0.3
386,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	381,159	0.1
562,000		Prudential Financial, Inc., 4.600%, 05/15/44	558,898	0.2
280,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	272,300	0.1
280,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	285,600	0.1
682,000		Reynolds American, Inc., 6.150%, 09/15/43	782,981	0.3
635,000		RR Donnelley & Sons Co., 6.500%, 11/15/23	636,587	0.2
470,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	514,650	0.2
225,000	#	Sanchez Energy Corp., 6.125%, 01/15/23	223,628	0.1
640,000		SandRidge Energy, Inc., 7.500%, 03/15/21	627,200	0.2
255,000	#	Sealed Air Corp., 8.375%, 09/15/21	284,325	0.1
758,000		Simon Property Group L.P., 4.250%, 10/01/44	728,238	0.2
990,000	#	Sinclair Television Group, Inc., 5.625%, 08/01/24	957,825	0.3
195,000		Smithfield Foods, Inc., 7.750%, 07/01/17	216,938	0.1
270,000	#	Sprint Corp., 7.125%, 06/15/24	273,038	0.1
270,000	#	Sprint Corp., 7.875%, 09/15/23	287,550	0.1
676,000		St Jude Medical, Inc., 2.500%, 01/15/16	690,537	0.2
245,000		Stone Webster Escrow, 07/01/12	–	–
164,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 08/01/21	174,660	0.1
445,000		Synchrony Financial, 4.250%, 08/15/24	445,719	0.1
585,000		Tenet Healthcare Corp., 6.000%, 10/01/20	620,100	0.2
340,000		Time Warner Cable, Inc., 5.875%, 11/15/40	401,482	0.1
606,000		Time Warner, Inc., 6.500%, 11/15/36	731,444	0.2
520,000		United Rentals North America, Inc., 7.625%, 04/15/22	570,700	0.2
587,000		US Bancorp/MN, 3.600%, 09/11/24	581,462	0.2
505,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	534,669	0.2
540,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	532,064	0.2
337,000	#	Verizon Communications, Inc., 5.012%, 08/21/54	340,063	0.1
1,328,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,469,906	0.5
339,000		Verizon Communications, Inc., 6.550%, 09/15/43	424,159	0.1
360,000		Walgreen Co., 3.100%, 09/15/22	348,758	0.1
526,000		WellPoint, Inc., 3.500%, 08/15/24	514,192	0.2
867,000		WellPoint, Inc., 5.100%, 01/15/44	924,789	0.3
599,000		Wells Fargo & Co., 4.100%, 06/03/26	597,917	0.2
660,000	#	West Corp., 5.375%, 07/15/22	610,500	0.2
			63,727,021	20.7

	Total Corporate Bonds/Notes
	(Cost $78,452,538)		79,839,257	25.9

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 12.7%
		United States: 12.7%
699,815		Banc of America Alternative Loan Trust 2004-1, 4.750%, 02/25/19	$705,975	0.2
700,000		Banc of America Commercial Mortgage Trust 2007-3, 5.790%, 06/10/49	692,832	0.2
920,000		Banc of America Commercial Mortgage Trust, 6.015%, 02/10/51	956,017	0.3
1,368,377		Banc of America Funding Corp., 5.500%, 02/25/35	1,424,040	0.5
800,000		Banc of America Merrill Lynch Commercial Mortgage Trust, 5.790%, 06/10/49	828,238	0.3
440,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.349%, 09/10/47	456,847	0.1
340,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.349%, 09/10/47	341,576	0.1
550,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.523%, 07/10/43	554,119	0.2
1,130,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.859%, 07/10/42	1,162,833	0.4
440,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.406%, 11/11/41	481,169	0.2
1,030,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8, 4.858%, 06/11/41	1,024,961	0.3
500,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.288%, 10/12/42	508,003	0.2
553,484	#	Beckman Coulter, Inc., 7.498%, 12/15/18	597,819	0.2
660,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.250%, 04/15/40	671,935	0.2
440,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 6.006%, 04/15/40	445,901	0.1
287,989		Citigroup Mortgage Loan Trust, Inc., 2.669%, 05/25/35	289,403	0.1
680,000	#	Commercial 2004-LNB2 Mortgage Trust, 6.269%, 03/10/39	759,677	0.2
4,449,163	^	Commercial Mortgage Pass Through Certificates, 1.376%, 05/10/47	339,957	0.1
3,011,154	^	Commercial Mortgage Trust, 1.922%, 01/10/46	265,389	0.1
11,393,567	^	Commercial Mortgage Trust, 2.140%, 10/15/45	1,220,400	0.4
4,136,734	^	Commercial Mortgage Trust, 2.310%, 05/15/45	447,686	0.1
380,000		Commercial Mortgage Trust, 5.400%, 07/15/44	391,916	0.1
630,000		Commercial Mortgage Trust, 5.484%, 06/10/44	631,057	0.2
240,000		Commerical 2007-C9 Mortgage Trust, 5.989%, 12/10/49	248,552	0.1
193,000		Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, 11/25/35	204,569	0.1
223,182		Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, 09/25/35	219,998	0.1
340,000		Credit Suisse Commercial Mortgage Trust Series 2007-C4, 6.097%, 09/15/39	356,212	0.1
540,000	#	Credit Suisse Commercial Mortgage Trust Series 2008-C1, 6.173%, 02/15/41	549,640	0.2
39,394	#	Credit Suisse First Boston Mortgage Securities Corp., 5.322%, 08/15/36	39,477	0.0
750,666	#	Credit Suisse Mortgage Capital Certificates, 2.357%, 07/27/37	757,464	0.2
5,618,514	#,^	DBUBS 2011-LC1 Mortgage Trust, 1.549%, 11/10/46	150,317	0.1
90,778	#	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.652%, 01/27/37	132,266	0.0
44,753,835	#,^	FREMF Mortgage Trust, 0.100%, 12/25/44	253,307	0.1
228,000		GCCFC Commercial Mortgage Trust, 6.257%, 12/10/49	238,384	0.1
480,000	#	Greenwich Capital Commercial Funding Corp., 6.192%, 06/10/36	480,122	0.2
520,000		GS Mortgage Securities Trust 2006-GG6, 5.757%, 04/10/38	525,568	0.2
300,000		GS Mortgage Securities Trust, 5.757%, 04/10/38	295,093	0.1
181,526		GSR Mortgage Loan Trust, 2.654%, 09/25/35	184,565	0.1
520,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Ps Thr Certs Ser 2003-LN1, 5.557%, 10/15/37	518,299	0.2
8,656,425	^	JP Morgan Chase Commercial Mortgage Securities Corp., 1.934%, 06/15/45	708,626	0.2
4,628,378	^	JP Morgan Chase Commercial Mortgage Securities Corp., 2.080%, 12/15/47	445,928	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
			United States: (continued)
	2,760,000	#,^	JP Morgan Chase Commercial Mortgage Securities Trust, 0.446%, 12/15/47	$69,631	0.0
	270,000		JP Morgan Chase Commercial Mortgage Securities Trust, 5.834%, 06/12/41	259,885	0.1
	255,572		JPMorgan Mortgage Trust, 2.550%, 07/25/35	256,219	0.1
	368,000		LB-UBS Commercial Mortgage Trust 2004-C7, 4.943%, 10/15/36	368,749	0.1
	360,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.983%, 07/15/40	362,683	0.1
	150,000	#	LB-UBS Commercial Mortgage Trust 2006-C6, 6.096%, 09/15/39	153,070	0.1
	150,000	#	LB-UBS Commercial Mortgage Trust 2006-C6, 6.096%, 09/15/39	148,922	0.0
	360,000	#	LB-UBS Commercial Mortgage Trust 2006-C6, 6.096%, 09/15/39	370,687	0.1
	780,000		LB-UBS Commercial Mortgage Trust, 6.049%, 06/15/38	785,097	0.3
	260,000		LB-UBS Commercial Mortgage Trust, 6.049%, 06/15/38	256,071	0.1
	256,303		MASTR Adjustable Rate Mortgages Trust, 2.599%, 04/25/36	248,751	0.1
	360,000		Merrill Lynch Mortgage Investors Trust Series 1998-C1-CTL, 6.750%, 11/15/26	398,861	0.1
	628,404		ML-CFC Commercial Mortgage Trust 2007-6, 5.331%, 03/12/51	629,933	0.2
	7,635,245	^	Morgan Stanley Bank of America Merrill Lynch Trust, 1.448%, 07/15/24	617,236	0.2
	52,003	#	Morgan Stanley Capital I Trust 2004-HQ4, 5.801%, 04/14/40	51,942	0.0
	317,666		Morgan Stanley Capital I Trust 2004-IQ7, 5.255%, 06/15/38	317,637	0.1
	860,000		Morgan Stanley Capital I Trust 2005-IQ10, 5.411%, 09/15/42	848,915	0.3
	598,613		Morgan Stanley Capital I Trust 2007-HQ13, 5.649%, 12/15/44	598,585	0.2
	460,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.419%, 09/15/47	491,906	0.2
	865,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.419%, 09/15/47	949,405	0.3
	570,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.419%, 09/15/47	619,076	0.2
	610,000		Morgan Stanley Capital I Trust, 5.389%, 11/12/41	625,769	0.2
	290,000	#	Morgan Stanley Reremic Trust, 0.250%, 07/27/49	253,750	0.1
	505,329	#	Morgan Stanley Reremic Trust, 5.246%, 12/17/43	512,148	0.2
	682,572	#	N-Star Real Estate CDO Ltd., 2.006%, 08/25/29	683,009	0.2
	10,301		Residential Accredit Loans, Inc., 3.056%, 04/25/35	1,679	0.0
	670,000	#	TIAA CMBS I Trust, 5.770%, 06/19/33	709,292	0.2
	6,762,462	#,^	UBS-Barclays Commercial Mortgage Trust, 2.307%, 08/10/49	770,605	0.3
	1,320,000	#	Wachovia Bank Commercial Mortgage Trust Series 2005-C17, 5.548%, 03/15/42	1,320,971	0.4
	450,000	#	Wachovia Bank Commercial Mortgage Trust Series 2007-C30, 0.354%, 12/15/43	437,541	0.1
	500,000		Wachovia Bank Commercial Mortgage Trust Series, 6.140%, 02/15/51	523,054	0.2
	720,879		WaMu Mortgage Pass Through Certificates, 2.203%, 12/25/36	655,223	0.2
	3,035,043	#,^	Wells Fargo Commercial Mortgage Trust 2012-C8, 2.372%, 08/15/45	324,262	0.1
	6,166,378	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5, 2.270%, 10/15/45	671,119	0.2
	891,678		Wells Fargo Mortgage Backed Securities 2005-AR14 Trust, 5.353%, 08/25/35	916,094	0.3
	131,347		Wells Fargo Mortgage-Backed Securities Trust, 2.612%, 02/25/34	134,225	0.0
	371,787		Wells Fargo Mortgage-Backed Securities Trust, 2.610%, 02/25/35	375,793	0.1

		Total Collateralized Mortgage Obligations
		(Cost $38,500,056)		39,223,932	12.7

STRUCTURED PRODUCTS: 0.1%
			Mexico: 0.1%
MXN	97,261		Reforma BLN-Backed I - Class 2A Asset Backed Variable Funding Notes, 11.870%, 05/22/15	6,751	0.0
MXN	170,161		Reforma BLN-Backed I - Class 2B Asset Backed Variable Funding Notes, 11.870%, 05/22/15	11,811	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
STRUCTURED PRODUCTS: (continued)
			Mexico: (continued)
MXN	2,565,617		Reforma BLN-Backed I - Class 2C Asset Backed Variable Funding Notes, 11.870%, 05/22/15	$178,077	0.1
MXN	186,979		Reforma BLN-Backed I - Class 2D Asset Backed Variable Funding Notes, 10.940%, 05/22/15	12,978	0.0
MXN	135,844		Reforma BLN-Backed I - Class 2E Asset Backed Variable Funding Notes, 10.940%, 05/22/15	9,429	0.0
MXN	86,756		Reforma BLN-Backed I - Class 2F Asset Backed Variable Funding Notes, 10.940%, 05/22/15	6,022	0.0
MXN	15,977		Reforma BLN-Backed I - Class 2G Asset Backed Variable Funding Notes, 10.940%, 05/22/15	1,109	0.0
				226,177	0.1

			Russia: 0.0%
RUB	7,156,561		Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 3.480%, 08/22/34	90,594	0.0

		Total Structured Products
		(Cost $570,379)		316,771	0.1

FOREIGN GOVERNMENT BONDS: 7.3%
			Brazil: 0.2%
BRL	705,000		Brazil Notas do Tesouro Nacional Series F, 6.000%, 05/15/45	703,525	0.2

			Canada: 0.3%
CAD	780,000		Canadian Government Bond, 3.500%, 12/01/45	819,245	0.3

			Germany: 5.8%
EUR	1,020,000		Bundesrepublik Deutschland, 2.500%, 08/15/46	1,481,126	0.5
EUR	170,000	Z	Bundesschatzanweisungen, -0.070%, 12/11/15	214,909	0.0
EUR	220,000		Bundesschatzanweisungen, -0.090%, 09/16/16	278,356	0.1
EUR	11,963,080		Deutsche Bundesrepublik Inflation Linked Bond, 0.100%, 04/15/23	15,916,232	5.2
EUR	10,000		Bundesrepublik Deutschland, 2.000%, 08/15/23	13,954	0.0
				17,904,577	5.8

			Mexico: 1.0%
MXN	38,330,000		Mexican Bonos, 6.500%, 06/10/21	2,990,091	1.0

			South Africa: 0.0%
ZAR	1,000,000		Transnet SOC Ltd., 10.800%, 11/06/23	95,726	0.0

		Total Foreign Government Bonds
		(Cost $22,905,755)		22,513,164	7.3

U.S. TREASURY OBLIGATIONS: 3.5%
			Treasury Inflation Indexed Protected Securities: 3.1%
	10,034,000		0.125%, due 07/15/24	9,645,086	3.1

			U.S. Treasury Bonds: 0.1%
	334,000		2.375%, due 08/15/24	330,269	0.1

			U.S. Treasury Notes: 0.3%
	500,000		1.000%, due 09/15/17	499,277	0.2
	7,000		1.375%, due 11/30/15	7,096	0.0
	135,000		1.750%, due 09/30/19	134,858	0.0
	159,000		2.125%, due 09/30/21	158,043	0.1
				799,274	0.3

		Total U.S. Treasury Obligations
		(Cost $10,710,566)		10,774,629	3.5

U.S. GOVERNMENT AGENCY OBLIGATIONS: 16.6%
			Federal Home Loan Mortgage Corporation: 3.0%##
	56,215		0.604%, due 02/15/29	56,877	0.0
	20,127		0.654%, due 03/15/32	20,391	0.0
	79,349		0.654%, due 01/15/33	80,058	0.0
	27,367		1.104%, due 08/15/31	28,194	0.0
	17,072		1.104%, due 02/15/32	17,594	0.0
	16,835		1.154%, due 02/15/32	17,360	0.0
	16,412		1.154%, due 02/15/32	16,924	0.0
	24,757		1.154%, due 03/15/32	25,534	0.0
	18,162,697	^	4.000%, due 04/15/43	3,549,903	1.2
	8,571		5.000%, due 01/01/20	9,192	0.0
	39,289		5.000%, due 02/01/20	42,043	0.0
	258,165		5.000%, due 09/15/23	280,419	0.1
	860,000		5.000%, due 02/15/34	926,745	0.3
	900,312		5.000%, due 11/15/34	981,220	0.3
	23,256		5.000%, due 12/01/34	25,719	0.0
	21,553		5.500%, due 01/01/18	22,850	0.0
	8,452,157	^	5.846%, due 05/15/36	931,480	0.3
	6,435,306	^	5.896%, due 07/15/40	1,000,038	0.3
	174,074	^	5.996%, due 07/15/35	28,567	0.0
	17,128		6.000%, due 05/15/17	18,127	0.0
	64,614		6.000%, due 02/01/34	73,305	0.0
	5,093		6.500%, due 04/01/18	5,307	0.0
	18,486		6.500%, due 02/01/22	20,914	0.0
	24,967		6.500%, due 09/01/22	28,248	0.0
	70,386		6.500%, due 04/15/28	79,000	0.0
	13,901		6.500%, due 06/15/31	15,593	0.0
	120,343		6.500%, due 02/15/32	133,667	0.1
	88,914		6.500%, due 06/15/32	99,631	0.1
	6,512		6.500%, due 08/01/32	7,446	0.0
	18,679		6.500%, due 07/01/34	21,304	0.0
	10,128		6.500%, due 07/01/34	11,461	0.0
	79,098		6.750%, due 02/15/24	87,883	0.1
	127,617		7.000%, due 09/15/26	143,565	0.1
	20,781	^	7.000%, due 03/15/28	4,217	0.0
	115,355	^	7.000%, due 04/15/28	23,347	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
191,112	^	7.496%, due 03/15/29	$39,983	0.0
106,853		7.500%, due 09/15/22	119,576	0.1
182,094	^	7.546%, due 03/15/29	34,571	0.0
262,323	^	8.796%, due 08/15/29	64,762	0.0
17,194		23.820%, due 06/15/34	20,432	0.0
37,003		24.187%, due 08/15/35	54,991	0.0
			9,168,438	3.0

		Federal National Mortgage Association: 11.3%##
10,604		0.555%, due 11/25/33	10,677	0.0
11,337		0.654%, due 10/18/32	11,491	0.0
39,509		1.155%, due 12/25/31	40,748	0.0
5,365		1.155%, due 04/25/32	5,533	0.0
17,434		1.155%, due 04/25/32	17,981	0.0
51,485		1.155%, due 09/25/32	53,102	0.0
51,492		1.155%, due 12/25/32	53,109	0.0
357,925		2.404%, due 10/01/36	383,412	0.1
2,623,130	^	3.000%, due 06/25/33	424,774	0.1
8,894,000	W	3.000%, due 07/25/42	8,743,566	2.9
1,180,504		3.000%, due 07/01/43	1,165,908	0.4
1,429,052	^	3.500%, due 08/25/33	196,379	0.1
4,331,000	W	3.500%, due 04/25/42	4,414,237	1.4
842,061	^	3.500%, due 08/25/43	168,721	0.1
6,337,638	^	3.896%, due 02/25/37	207,244	0.1
4,194,000	W	4.000%, due 08/25/40	4,406,911	1.4
201,020		4.500%, due 08/25/25	215,913	0.1
5,624,000	W	4.500%, due 11/15/35	6,053,049	2.0
4,003,923	^	5.000%, due 05/25/18	241,664	0.1
475,850		5.000%, due 07/25/40	504,079	0.2
147,817		5.000%, due 06/01/41	163,700	0.1
22,594		5.500%, due 09/01/19	24,147	0.0
26,680		5.500%, due 09/01/19	28,502	0.0
63,434		5.500%, due 09/01/24	70,832	0.0
97,246	^	5.500%, due 07/25/33	21,102	0.0
40,189	^	5.500%, due 06/01/35	8,330	0.0
3,898,082	^	5.786%, due 01/25/38	620,346	0.2
5,810,717	^	5.826%, due 11/25/41	922,910	0.3
16,035		6.000%, due 03/25/17	16,802	0.0
27,244		6.000%, due 06/01/17	28,474	0.0
15,710		6.000%, due 05/01/21	17,168	0.0
44,959		6.000%, due 01/25/32	48,969	0.0
175,524	^	6.000%, due 12/01/32	36,273	0.0
73,503	^	6.000%, due 02/01/33	14,804	0.0
87,642	^	6.000%, due 03/01/33	18,365	0.0
73,141	^	6.000%, due 03/01/33	14,812	0.0
231,157		6.000%, due 11/01/34	263,251	0.1
349,797		6.000%, due 04/01/35	398,157	0.1
40,450	^	6.000%, due 09/01/35	6,694	0.0
5,780,219	^	6.296%, due 02/25/42	1,072,208	0.4
186,806	^	6.386%, due 06/25/37	27,728	0.0
590,457	^	6.416%, due 06/25/36	102,525	0.0
28,218		6.500%, due 04/25/29	31,359	0.0
43,094		6.500%, due 11/25/29	47,565	0.0
145,390		6.500%, due 12/01/29	167,813	0.1
49,827		6.500%, due 10/25/31	54,784	0.0
298,239	^	6.500%, due 02/01/32	63,503	0.0
44,918		6.500%, due 04/25/32	50,522	0.0
60,160		6.500%, due 01/01/34	68,986	0.0
33,336	^	6.596%, due 05/25/35	6,055	0.0
50,177	^	6.946%, due 06/25/23	6,511	0.0
1,603		7.000%, due 11/01/17	1,636	0.0
50,456	^	7.000%, due 02/01/28	10,427	0.0
62,791	^	7.000%, due 03/25/33	17,454	0.0
1,366		7.000%, due 04/01/33	1,638	0.0
51,438	^	7.000%, due 04/25/33	10,861	0.0
160,693	^	7.076%, due 09/25/36	28,717	0.0
286,724	^	7.396%, due 10/25/33	50,006	0.0
204,520	^	7.476%, due 03/25/23	13,345	0.0
72,472	^	7.500%, due 01/01/24	14,023	0.0
38,791		7.500%, due 09/01/32	46,044	0.0
98,351		7.500%, due 01/01/33	114,178	0.0
172,363	^	7.596%, due 07/25/31	36,951	0.0
101,649	^	7.596%, due 02/25/32	19,197	0.0
59,025	^	7.796%, due 07/25/32	13,005	0.0
2,111,801	^	7.847%, due 12/18/32	419,474	0.1
547,917		8.000%, due 05/25/43	569,999	0.2
125,535		23.382%, due 07/25/35	140,224	0.1
107,831		23.633%, due 06/25/36	153,549	0.1
36,547		24.000%, due 03/25/36	56,242	0.0
68,500		27.480%, due 04/25/35	117,158	0.1
695,275		32.678%, due 11/25/36	1,193,342	0.4
			34,769,165	11.3

		Government National Mortgage Association: 2.3%
3,074,097	^	4.000%, due 04/20/38	381,600	0.1
3,490,000		4.500%, due 03/20/39	3,785,559	1.3
93,126		5.000%, due 04/15/34	103,020	0.1
6,297,391	^	5.697%, due 06/20/40	991,197	0.3
28,550		6.500%, due 02/20/35	33,612	0.0
68,618		8.000%, due 01/16/30	79,124	0.0
313,563		8.000%, due 02/16/30	364,152	0.1
853,403		21.551%, due 03/20/37	1,278,657	0.4
			7,016,921	2.3

	Total U.S. Government Agency Obligations
	(Cost $50,004,010)		50,954,524	16.6

ASSET-BACKED SECURITIES: 5.7%
		Cayman Islands: 3.6%
740,000	#	Ares XII CLO Ltd., 2.235%, 11/25/20	749,658	0.3
750,000	#	Belhurst CLO Ltd., 0.934%, 01/15/20	728,944	0.2
950,000	#	Black Diamond CLO 2005-1 Delaware Corp., 1.003%, 06/20/17	930,458	0.3
1,450,000	#	Castle Garden Funding, 1.984%, 10/27/20	1,434,684	0.5
1,000,000	#	ColumbusNova CLO IV Ltd 2007-II, 2.484%, 10/15/21	1,007,934	0.3
500,000	#	ColumbusNova CLO Ltd 2006-II, 3.983%, 04/04/18	500,368	0.2
1,100,000	#	Eaton Vance CDO IX Ltd., 1.734%, 04/20/19	1,063,623	0.4
400,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured, 0.687%, 08/07/21	393,376	0.1
1,050,000	#	Muir Grove CLO Ltd., 2.234%, 03/25/20	1,050,114	0.3
300,000	#	Stanfield Bristol CLO Ltd, 0.684%, 10/15/19	299,336	0.1
1,000,000	#	Vitesse CLO Ltd., 2.031%, 08/17/20	985,523	0.3

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Cayman Islands: (continued)
1,000,000	#	WhiteHorse III Ltd./Corp, 0.990%, 05/01/18	$998,975	0.3
1,000,000	#	WhiteHorse III Ltd/Corp, 2.090%, 05/01/18	990,733	0.3
			11,133,726	3.6

		United States: 2.1%
180,000	#	Invitation Homes 2013-SFR1 Trust, 2.900%, 12/17/30	170,445	0.1
280,000	#	Invitation Homes Trust, 1.154%, 06/17/31	278,767	0.1
280,000	#	Invitation Homes Trust, 2.254%, 06/17/31	279,356	0.1
1,840,000	#	Madison Park Funding I Ltd., 1.003%, 05/10/19	1,838,970	0.6
1,680,000	#	Madison Park Funding Ltd., 2.133%, 05/10/19	1,680,538	0.6
1,300,000	#	Morgan Stanley Investment Management Croton Ltd., 0.984%, 01/15/18	1,278,534	0.4
839,135		Securitized Asset Backed Receivables LLC Trust 2006-NC2, 0.395%, 03/25/36	740,118	0.2
			6,266,728	2.1

	Total Asset-Backed Securities
	(Cost $17,241,507)		17,400,454	5.7

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		United States: 0.0%
43,083	L	American Media, Inc.	21,542	0.0
4,988		Resolute Forest Products	78,012	0.0
548		Rock-Tenn Co.	26,074	0.0

		Total Common Stock
		(Cost $1,315,740)	125,628	0.0

WARRANTS: –%
		United States: –%
2,406		Media News Group	–	–

		Total Warrants
		(Cost $–)	–	–

INVESTMENT COMPANIES: 33.3%
		United States: 33.3%
1,389,781		Voya Emerging Markets Corporate Debt Fund - Class P	13,842,217	4.5
4,016,951		Voya Emerging Markets Hard Currency Debt Fund - Class P	38,723,410	12.6
3,968,372		Voya Emerging Markets Local Currency Debt Fund - Class P	33,572,424	10.9
1,979,482		Voya High Yield Bond Fund - Class P	16,310,929	5.3

		Total Investment Companies
		(Cost $110,439,465)	102,448,980	33.3

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.2%
		Interest Rate Swaptions: 0.2%
73,094,000	@	Pay a fixed rate equal to 4.900% and receive a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 05/29/15 Counterparty: Citigroup, Inc.	79,829	0.0
8,379,000	@	Pay a fixed rate equal to 5.030% and receive a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 05/22/15 Counterparty: Citigroup, Inc.	6,047	0.0
60,630,000	@	Receive a fixed rate equal to 2.000% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 11/03/14 Counterparty: Deutsche Bank AG	234,926	0.1
60,630,000	@	Receive a fixed rate equal to 2.000% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 11/03/14 Counterparty: Deutsche Bank AG	234,926	0.1
			555,728	0.2

		Options on Currencies: –%
3,250,000	@	Call ZAR vs. Put USD, Strike @ 10.230, Exp. 10/01/14 Counterparty: Barclays Bank PLC	–	–
3,300,000	@	Put USD vs. Call BRL, Strike @ 2.190, Exp. 10/01/14 Counterparty: Deutsche Bank AG	–	–
			–	–

	Total Purchased Options
	(Cost $1,319,898)		555,728	0.2

	Total Long-Term Investments
	(Cost $331,459,914)		324,153,067	105.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Commercial Paper: 0.7%
1,500,000	Autozone Disc, 0.230%, 10/06/14	1,499,942	0.5

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
255,000	General Mills Inc., 0.250%, 10/21/14	$254,963	0.1
250,000	VW Cr Inc., 0.250%, 10/02/14	249,997	0.1
		2,004,902	0.7

	Securities Lending Collateralcc(1): 0.5%
695,090	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $695,090, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $708,992, due 10/23/14-03/01/48)	695,090	0.2
1,000,000	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 10/02/14-10/01/44)	1,000,000	0.3
		1,695,090	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
1,497,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $1,497,000)	1,497,000	0.5

	Total Short-Term Investments
	(Cost $5,196,992)	5,196,992	1.7

	Total Investments in Securities (Cost $336,656,906)	$329,350,059	107.0
	Liabilities in Excess of Other Assets	(21,624,120)	(7.0)
	Net Assets	$307,725,939	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
±	Defaulted security
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	EU Euro
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

Cost for federal income tax purposes is $336,669,658.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,314,837
Gross Unrealized Depreciation	(12,634,436)

Net Unrealized Depreciation	$(7,319,599)

Sector Diversification	Percentage of Net Assets
Affiliated Investment Companies	33.3%
Collateralized Mortgage Obligations	12.7
Financial	8.1
Federal National Mortgage Association	7.8
Foreign Government Bonds	7.3
Communications	5.6
U.S. Government Agency Obligations	4.8
Other Asset-Backed Securities	3.7
U.S. Treasury Obligations	3.4
Consumer, Non-cyclical	3.2
Federal Home Loan Mortgage Corporation	3.0
Basic Materials	2.2
Energy	2.0
Asset-Backed Securities	2.0
Utilities	1.9
Consumer, Cyclical	1.2
Technology	1.0
Government National Mortgage Association	1.0
Industrial	0.7
Interest Rate Swaptions	0.2
U.S. Treasury Notes	0.1
Structured Products	0.1
Materials	0.0
Options on Currencies	0.0
Consumer Discretionary	0.0
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(7.0)
Net Assets	100.0%

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
United States	$104,086	$–	$21,542	$125,628
Total Common Stock	104,086	–	21,542	125,628
Warrants	–	–	–	–
Purchased Options	–	555,728	–	555,728
Corporate Bonds/Notes	–	79,815,973	23,284	79,839,257
Collateralized Mortgage Obligations	–	38,372,363	851,569	39,223,932
Structured Products	–	–	316,771	316,771
Short-Term Investments	1,497,000	3,699,992	–	5,196,992
Asset-Backed Securities	–	17,400,454	–	17,400,454
U.S. Treasury Obligations	–	10,774,629	–	10,774,629
U.S. Government Agency Obligations	–	50,954,524	–	50,954,524
Foreign Government Bonds	–	22,513,164	–	22,513,164
Investment Companies	102,448,980	–	–	102,448,980
Total Investments, at fair value	$104,050,066	$224,086,827	$1,213,166	$329,350,059
Other Financial Instruments+
Centrally Cleared Swaps	–	1,538,952	–	1,538,952
Forward Foreign Currency Contracts	–	8,126,379	–	8,126,379
Futures	449,878	–	–	449,878
Total Assets	$104,499,944	$233,752,158	$1,213,166	$339,465,268
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(112,946)	$–	$(112,946)
Forward Foreign Currency Contracts	–	(14,305,725)	–	(14,305,725)
Futures	(197,706)	–	–	(197,706)
Written Options	–	(742,902)	–	(742,902)
Total Liabilities	$(197,706)	$(15,161,573)	$–	$(15,359,279)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$12,900,045	$494,662	$-	$447,510	$13,842,217	$494,662	$-	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	40,986,686	1,670,021	(5,945,123)	2,011,826	38,723,410	1,670,021	(95,122)	-
Voya Emerging Markets Local Currency Debt Fund - Class P	33,646,283	972,869	-	(1,046,728)	33,572,424	972,869	-	-
Voya High Yield Bond Fund - Class P	6,279,952	10,404,715	-	(373,738)	16,310,929	601,926	-	-
	$93,812,966	$13,542,267	$(5,945,123)	$1,038,870	$102,448,980	$3,739,478	$(95,122)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2014, the following forward foreign currency contracts were outstanding for the Voya Global Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Australian Dollar	1,899,364	Buy	11/21/14	$1,757,777	$1,656,958	$(100,819)
Barclays Bank PLC	EU Euro	47,820,565	Buy	11/21/14	63,918,162	60,420,952	(3,497,210)
Barclays Bank PLC	Japanese Yen	5,085,030,635	Buy	11/21/14	49,613,346	46,380,722	(3,232,624)
Barclays Bank PLC	New Zealand Dollar	4,265,472	Buy	11/21/14	3,582,001	3,312,985	(269,016)
Barclays Bank PLC	Australian Dollar	2,908,969	Buy	11/21/14	2,693,260	2,537,713	(155,547)
Barclays Bank PLC	Swiss Franc	2,297,050	Buy	11/21/14	2,540,815	2,407,045	(133,770)
Barclays Bank PLC	Philippine Peso	129,216,269	Buy	11/21/14	2,955,541	2,870,091	(85,450)
Barclays Bank PLC	Danish Krone	6,741,468	Buy	11/21/14	1,210,985	1,144,181	(66,804)
Barclays Bank PLC	Swedish Krona	9,108,563	Buy	11/21/14	1,328,725	1,262,058	(66,667)
Barclays Bank PLC	Norwegian Krone	2,804,986	Buy	11/21/14	454,170	435,804	(18,366)
BNP Paribas Bank	Indonesian Rupiah	15,460,956,757	Buy	11/21/14	1,287,340	1,248,209	(39,131)
BNP Paribas Bank	British Pound	11,500,945	Buy	11/21/14	19,219,477	18,636,582	(582,895)
BNP Paribas Bank	Canadian Dollar	10,587,916	Buy	11/21/14	9,701,576	9,442,397	(259,179)
Citigroup, Inc.	Canadian Dollar	2,598,320	Buy	11/21/14	2,345,000	2,317,205	(27,795)
Citigroup, Inc.	New Zealand Dollar	3,867,003	Buy	11/21/14	3,151,000	3,003,495	(147,505)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Norwegian Krone	4,203,888	Buy	11/21/14	$669,000	$653,148	$(15,852)
Citigroup, Inc.	New Zealand Dollar	4,529,816	Buy	11/21/14	3,776,000	3,518,301	(257,699)
Citigroup, Inc.	EU Euro	2,461,100	Buy	11/21/14	3,254,000	3,109,583	(144,417)
Citigroup, Inc.	Australian Dollar	1,797,684	Buy	11/21/14	1,669,000	1,568,255	(100,745)
Citigroup, Inc.	EU Euro	2,634,324	Buy	11/21/14	3,488,000	3,328,450	(159,550)
Citigroup, Inc.	British Pound	2,062,677	Buy	11/21/14	3,416,006	3,342,443	(73,563)
Citigroup, Inc.	EU Euro	2,661,598	Buy	11/21/14	3,530,000	3,362,910	(167,090)
Citigroup, Inc.	Canadian Dollar	2,157,527	Buy	11/21/14	1,965,000	1,924,101	(40,899)
Citigroup, Inc.	Czech Koruna	11,259,022	Buy	12/19/14	527,185	517,730	(9,455)
Credit Suisse Group AG	Swiss Franc	824,236	Buy	11/21/14	877,000	863,705	(13,295)
Credit Suisse Group AG	Singapore Dollar	648,988	Buy	11/21/14	521,326	508,718	(12,608)
Credit Suisse Group AG	Hong Kong Sar Dollar	762,813	Buy	11/21/14	98,437	98,228	(209)
Deutsche Bank AG	Australian Dollar	1,729,757	Buy	11/21/14	1,605,000	1,508,997	(96,003)
Deutsche Bank AG	EU Euro	862,446	Buy	11/21/14	1,095,000	1,089,694	(5,306)
Deutsche Bank AG	Swedish Krona	21,637,658	Buy	11/21/14	3,028,000	2,998,056	(29,944)
Deutsche Bank AG	Swedish Krona	8,529,191	Buy	11/21/14	1,228,000	1,181,782	(46,218)
Deutsche Bank AG	Israeli New Shekel	2,615,982	Buy	12/19/14	727,108	710,905	(16,203)
HSBC	Peruvian Nuevo Sol	6,785,255	Buy	12/19/14	2,351,827	2,318,627	(33,200)
JPMorgan Chase & Co.	EU Euro	1,807,447	Buy	11/21/14	2,294,000	2,283,697	(10,303)
JPMorgan Chase & Co.	Japanese Yen	683,838,352	Buy	11/21/14	6,298,000	6,237,311	(60,689)
JPMorgan Chase & Co.	Swiss Franc	1,034,153	Buy	11/21/14	1,102,000	1,083,673	(18,327)
JPMorgan Chase & Co.	British Pound	4,867,500	Buy	11/21/14	7,932,000	7,887,488	(44,512)
JPMorgan Chase & Co.	Australian Dollar	3,553,500	Buy	11/21/14	3,217,000	3,099,986	(117,014)
JPMorgan Chase & Co.	Australian Dollar	1,773,391	Buy	11/21/14	1,595,000	1,547,063	(47,937)
JPMorgan Chase & Co.	Australian Dollar	1,182,352	Buy	11/21/14	1,065,000	1,031,455	(33,545)
JPMorgan Chase & Co.	Australian Dollar	7,358,610	Buy	11/21/14	6,727,000	6,419,470	(307,530)
JPMorgan Chase & Co.	EU Euro	2,214,008	Buy	11/21/14	2,858,000	2,797,383	(60,617)
JPMorgan Chase & Co.	British Pound	1,513,754	Buy	11/21/14	2,446,000	2,452,946	6,946
JPMorgan Chase & Co.	Japanese Yen	312,554,293	Buy	11/21/14	2,945,000	2,850,817	(94,183)
JPMorgan Chase & Co.	Canadian Dollar	3,570,894	Buy	11/21/14	3,246,000	3,184,555	(61,445)
JPMorgan Chase & Co.	Swiss Franc	1,642,471	Buy	11/21/14	1,763,000	1,721,121	(41,879)
JPMorgan Chase & Co.	British Pound	3,560,344	Buy	11/21/14	5,733,000	5,769,320	36,320
JPMorgan Chase & Co.	Japanese Yen	152,199,078	Buy	11/21/14	1,447,000	1,388,213	(58,787)
JPMorgan Chase & Co.	British Pound	915,815	Buy	11/21/14	1,495,000	1,484,022	(10,978)
JPMorgan Chase & Co.	EU Euro	1,032,812	Buy	11/21/14	1,358,000	1,304,950	(53,050)
JPMorgan Chase & Co.	Norwegian Krone	5,752,139	Buy	11/21/14	922,000	893,696	(28,304)
JPMorgan Chase & Co.	Swedish Krona	22,174,435	Buy	11/21/14	3,160,000	3,072,430	(87,570)
JPMorgan Chase & Co.	Japanese Yen	177,576,611	Buy	11/21/14	1,691,000	1,619,682	(71,318)
JPMorgan Chase & Co.	British Pound	1,681,020	Buy	11/21/14	2,767,000	2,723,991	(43,009)
JPMorgan Chase & Co.	Japanese Yen	214,669,216	Buy	11/21/14	2,068,000	1,958,005	(109,995)
JPMorgan Chase & Co.	Canadian Dollar	2,238,366	Buy	11/21/14	2,060,000	1,996,194	(63,806)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Australian Dollar	1,757,208	Buy	11/21/14	$1,624,000	$1,532,945	$(91,055)
JPMorgan Chase & Co.	British Pound	1,846,326	Buy	11/21/14	3,059,000	2,991,858	(67,142)
JPMorgan Chase & Co.	Japanese Yen	295,549,488	Buy	11/21/14	2,853,000	2,695,716	(157,284)
JPMorgan Chase & Co.	Japanese Yen	295,269,946	Buy	11/21/14	2,860,000	2,693,166	(166,834)
JPMorgan Chase & Co.	South Korean Won	3,481,708,496	Buy	11/21/14	3,405,594	3,282,827	(122,767)
Morgan Stanley	Swiss Franc	1,108,452	Buy	11/21/14	1,166,000	1,161,530	(4,470)
Morgan Stanley	Norwegian Krone	28,618,537	Buy	11/21/14	4,464,000	4,446,396	(17,604)
Morgan Stanley	Swedish Krona	42,574,159	Buy	11/21/14	5,903,000	5,898,961	(4,039)
Morgan Stanley	British Pound	5,795,292	Buy	11/21/14	9,494,000	9,390,919	(103,081)
Morgan Stanley	Japanese Yen	651,970,399	Buy	11/21/14	6,006,000	5,946,642	(59,358)
Morgan Stanley	New Zealand Dollar	1,456,285	Buy	11/21/14	1,168,000	1,131,094	(36,906)
Morgan Stanley	EU Euro	6,034,901	Buy	11/21/14	7,748,000	7,625,055	(122,945)
Morgan Stanley	New Zealand Dollar	735,099	Buy	11/21/14	594,000	570,951	(23,049)
Morgan Stanley	Swedish Krona	14,001,470	Buy	11/21/14	1,957,000	1,940,006	(16,994)
Morgan Stanley	New Zealand Dollar	14,457,763	Buy	11/21/14	11,695,000	11,229,322	(465,678)
Morgan Stanley	Australian Dollar	3,502,253	Buy	11/21/14	3,131,000	3,055,279	(75,721)
Morgan Stanley	New Zealand Dollar	1,327,370	Buy	11/21/14	1,066,000	1,030,966	(35,034)
Morgan Stanley	Swedish Krona	13,092,279	Buy	11/21/14	1,844,000	1,814,031	(29,969)
Morgan Stanley	Swedish Krona	21,917,469	Buy	11/21/14	3,058,000	3,036,826	(21,174)
Morgan Stanley	New Zealand Dollar	3,684,461	Buy	11/21/14	2,994,000	2,861,715	(132,285)
Morgan Stanley	Australian Dollar	1,306,081	Buy	11/21/14	1,177,000	1,139,393	(37,607)
Morgan Stanley	Swedish Krona	24,383,898	Buy	11/21/14	3,420,000	3,378,567	(41,433)
Morgan Stanley	Swedish Krona	5,395,039	Buy	11/21/14	759,000	747,522	(11,478)
UBS AG	Norwegian Krone	19,872,970	Buy	11/21/14	3,215,000	3,087,617	(127,383)
UBS AG	Canadian Dollar	3,215,240	Buy	11/21/14	2,928,000	2,867,379	(60,621)
UBS AG	Norwegian Krone	5,270,671	Buy	11/21/14	828,000	818,892	(9,108)
UBS AG	Australian Dollar	6,711,492	Buy	11/21/14	5,988,000	5,854,940	(133,060)
UBS AG	Norwegian Krone	25,969,554	Buy	11/21/14	4,083,000	4,034,829	(48,171)
UBS AG	Australian Dollar	5,649,497	Buy	11/21/14	5,214,000	4,928,482	(285,518)
UBS AG	Swiss Franc	1,051,451	Buy	11/21/14	1,145,000	1,101,800	(43,200)
UBS AG	New Zealand Dollar	3,830,127	Buy	11/21/14	3,173,000	2,974,854	(198,146)
UBS AG	New Zealand Dollar	3,939,441	Buy	11/21/14	3,276,000	3,059,758	(216,242)
							$(14,251,922)

Barclays Bank PLC	Canadian Dollar	1,049,256	Sell	11/21/14	$951,000	$935,736	$15,264
Barclays Bank PLC	Australian Dollar	5,132,313	Sell	11/21/14	4,773,000	4,477,304	295,696
Barclays Bank PLC	Mexican Peso	5,758,497	Sell	12/19/14	437,619	426,452	11,167
Barclays Bank PLC	Romanian New Leu	2,380,566	Sell	12/19/14	693,739	677,886	15,853
Barclays Bank PLC	Russian Ruble	101,325,844	Sell	12/19/14	2,671,898	2,519,317	152,581
BNP Paribas Bank	EU Euro	1,082,167	Sell	11/21/14	1,400,000	1,367,311	32,689
BNP Paribas Bank	Swedish Krona	27,074,112	Sell	11/21/14	3,827,000	3,751,316	75,684
BNP Paribas Bank	British Pound	4,721,828	Sell	11/21/14	7,821,000	7,651,435	169,565
BNP Paribas Bank	New Zealand Dollar	3,911,021	Sell	11/21/14	3,279,000	3,037,684	241,316
BNP Paribas Bank	Chilean Peso	191,859,055	Sell	12/19/14	324,415	318,587	5,828
BNP Paribas Bank	Brazilian Real	10,343,766	Sell	12/19/14	4,475,883	4,136,145	339,738
Citigroup, Inc.	British Pound	1,886,176	Sell	11/21/14	3,075,000	3,056,433	18,567
Citigroup, Inc.	British Pound	4,754,705	Sell	11/21/14	7,748,000	7,704,711	43,289
Citigroup, Inc.	British Pound	1,251,414	Sell	11/21/14	2,030,000	2,027,841	2,159
Credit Suisse Group AG	New Zealand Dollar	3,563,732	Sell	11/21/14	2,917,000	2,767,945	149,055
Deutsche Bank AG	EU Euro	2,746,997	Sell	11/21/14	3,660,000	3,470,812	189,188
Deutsche Bank AG	British Pound	1,238,295	Sell	11/21/14	2,019,000	2,006,581	12,419
Deutsche Bank AG	EU Euro	2,165,427	Sell	11/21/14	2,797,000	2,736,002	60,998
Deutsche Bank AG	EU Euro	1,278,541	Sell	11/21/14	1,658,000	1,615,427	42,573
Deutsche Bank AG	Australian Dollar	1,140,586	Sell	11/21/14	1,060,000	995,019	64,981
Deutsche Bank AG	Norwegian Krone	14,300,810	Sell	11/21/14	2,305,000	2,221,884	83,116
Deutsche Bank AG	Swedish Krona	25,013,830	Sell	11/21/14	3,600,000	3,465,849	134,151
Deutsche Bank AG	New Zealand Dollar	3,817,215	Sell	11/21/14	3,150,000	2,964,825	185,175
Deutsche Bank AG	Australian Dollar	1,666,574	Sell	11/21/14	1,540,426	1,453,878	86,548
Deutsche Bank AG	Australian Dollar	1,654,010	Sell	11/21/14	1,526,000	1,442,918	83,082
Deutsche Bank AG	Norwegian Krone	19,924,069	Sell	11/21/14	3,215,000	3,095,556	119,444
Deutsche Bank AG	Australian Dollar	1,785,944	Sell	11/21/14	1,654,000	1,558,013	95,987

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Thai Baht	45,852,799	Sell	11/21/14	$1,436,491	$1,410,754	$25,737
Deutsche Bank AG	Malaysian Ringgit	11,493,038	Sell	11/21/14	3,620,425	3,488,221	132,204
Deutsche Bank AG	Hungarian Forint	454,511,665	Sell	12/19/14	1,869,780	1,844,628	25,152
Deutsche Bank AG	Polish Zloty	9,521,462	Sell	12/19/14	2,933,743	2,864,991	68,752
Deutsche Bank AG	South African Rand	32,507,267	Sell	12/19/14	2,969,320	2,842,142	127,178
Deutsche Bank AG	Turkish Lira	6,743,695	Sell	12/19/14	3,046,483	2,903,372	143,111
Goldman Sachs & Co.	Australian Dollar	4,862,430	Sell	11/21/14	4,480,000	4,241,864	238,136
Goldman Sachs & Co.	Indonesian Rupiah	52,756,411,840	Sell	11/21/14	4,453,521	4,259,183	194,338
HSBC	Peruvian Nuevo Sol	9,728,160	Sell	12/19/14	3,346,000	3,324,264	21,736
HSBC	Colombian Peso	4,442,236,213	Sell	12/19/14	2,258,496	2,176,425	82,071
JPMorgan Chase & Co.	Canadian Dollar	663,029	Sell	11/21/14	594,000	591,295	2,705
JPMorgan Chase & Co.	Canadian Dollar	2,551,586	Sell	11/21/14	2,284,000	2,275,527	8,473
JPMorgan Chase & Co.	Canadian Dollar	870,101	Sell	11/21/14	783,000	775,963	7,037
JPMorgan Chase & Co.	Australian Dollar	2,605,790	Sell	11/21/14	2,295,000	2,273,227	21,773
JPMorgan Chase & Co.	EU Euro	1,177,339	Sell	11/21/14	1,512,000	1,487,560	24,440
JPMorgan Chase & Co.	Japanese Yen	78,805,316	Sell	11/21/14	736,000	718,786	17,214
JPMorgan Chase & Co.	Canadian Dollar	1,413,530	Sell	11/21/14	1,285,000	1,260,599	24,401
JPMorgan Chase & Co.	EU Euro	770,339	Sell	11/21/14	996,000	973,318	22,682
JPMorgan Chase & Co.	Swiss Franc	3,034,793	Sell	11/21/14	3,245,000	3,180,113	64,887
JPMorgan Chase & Co.	Japanese Yen	634,699,564	Sell	11/21/14	5,939,000	5,789,114	149,886
JPMorgan Chase & Co.	Swiss Franc	716,148	Sell	11/21/14	764,000	750,441	13,559
JPMorgan Chase & Co.	Australian Dollar	3,366,708	Sell	11/21/14	3,067,000	2,937,033	129,967
JPMorgan Chase & Co.	EU Euro	7,432,479	Sell	11/21/14	9,622,000	9,390,886	231,114
JPMorgan Chase & Co.	Australian Dollar	7,190,112	Sell	11/21/14	6,590,000	6,272,476	317,524
JPMorgan Chase & Co.	Swiss Franc	1,612,130	Sell	11/21/14	1,730,000	1,689,326	40,674
JPMorgan Chase & Co.	New Zealand Dollar	1,853,354	Sell	11/21/14	1,527,000	1,439,497	87,503
JPMorgan Chase & Co.	Canadian Dollar	1,334,624	Sell	11/21/14	1,219,000	1,190,230	28,770
JPMorgan Chase & Co.	EU Euro	5,595,908	Sell	11/21/14	7,353,000	7,070,391	282,609
JPMorgan Chase & Co.	New Zealand Dollar	2,472,722	Sell	11/21/14	2,055,000	1,920,559	134,441
JPMorgan Chase & Co.	EU Euro	3,676,239	Sell	11/21/14	4,854,000	4,644,903	209,097
JPMorgan Chase & Co.	Australian Dollar	1,660,390	Sell	11/21/14	1,526,000	1,448,483	77,517
JPMorgan Chase & Co.	Canadian Dollar	2,164,022	Sell	11/21/14	1,970,000	1,929,894	40,106
JPMorgan Chase & Co.	Canadian Dollar	2,159,975	Sell	11/21/14	1,970,000	1,926,285	43,715
JPMorgan Chase & Co.	Japanese Yen	296,385,346	Sell	11/21/14	2,860,000	2,703,340	156,660
JPMorgan Chase & Co.	EU Euro	2,660,964	Sell	11/21/14	3,530,000	3,362,109	167,891
Morgan Stanley	Swiss Franc	1,329,858	Sell	11/21/14	1,399,000	1,393,538	5,462
Morgan Stanley	Norwegian Krone	4,886,817	Sell	11/21/14	756,000	759,253	(3,253)
Morgan Stanley	British Pound	959,907	Sell	11/21/14	1,559,000	1,555,471	3,529
Morgan Stanley	Japanese Yen	203,857,928	Sell	11/21/14	1,865,000	1,859,395	5,605
Morgan Stanley	New Zealand Dollar	3,275,778	Sell	11/21/14	2,565,000	2,544,292	20,708
Morgan Stanley	EU Euro	673,315	Sell	11/21/14	859,000	850,729	8,271
Morgan Stanley	Australian Dollar	5,807,889	Sell	11/21/14	5,085,000	5,066,660	18,340

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Morgan Stanley	New Zealand Dollar	10,386,161	Sell	11/21/14	$8,189,000	$8,066,915	$122,085
Morgan Stanley	EU Euro	12,296,558	Sell	11/21/14	15,784,000	15,536,616	247,384
Morgan Stanley	Canadian Dollar	1,675,753	Sell	11/21/14	1,517,000	1,494,451	22,549
Morgan Stanley	Australian Dollar	2,183,002	Sell	11/21/14	1,929,000	1,904,397	24,603
Morgan Stanley	EU Euro	609,627	Sell	11/21/14	783,000	770,259	12,741
Morgan Stanley	Norwegian Krone	9,509,295	Sell	11/21/14	1,499,000	1,477,437	21,563
Morgan Stanley	Canadian Dollar	4,142,425	Sell	11/21/14	3,776,000	3,694,251	81,749
Morgan Stanley	Norwegian Krone	9,849,433	Sell	11/21/14	1,523,000	1,530,284	(7,284)
Morgan Stanley	Norwegian Krone	9,567,637	Sell	11/21/14	1,490,000	1,486,502	3,498
Morgan Stanley	Norwegian Krone	9,566,959	Sell	11/21/14	1,492,000	1,486,396	5,604
Morgan Stanley	Norwegian Krone	7,338,898	Sell	11/21/14	1,150,000	1,140,228	9,772
Morgan Stanley	Canadian Dollar	1,013,437	Sell	11/21/14	916,000	903,792	12,208
Morgan Stanley	New Zealand Dollar	1,128,515	Sell	11/21/14	917,000	876,516	40,484
UBS AG	Swiss Franc	1,337,303	Sell	11/21/14	1,421,000	1,401,340	19,660
UBS AG	EU Euro	7,339,451	Sell	11/21/14	9,445,000	9,273,345	171,655
UBS AG	EU Euro	6,423,812	Sell	11/21/14	8,314,000	8,116,443	197,557
UBS AG	New Zealand Dollar	8,775,081	Sell	11/21/14	7,181,000	6,815,592	365,408
UBS AG	Swedish Krona	52,018,594	Sell	11/21/14	7,317,000	7,207,557	109,443
UBS AG	Swedish Krona	12,042,296	Sell	11/21/14	1,707,000	1,668,548	38,452
UBS AG	New Zealand Dollar	4,694,199	Sell	11/21/14	3,874,000	3,645,977	228,023
UBS AG	New Zealand Dollar	3,801,235	Sell	11/21/14	3,150,000	2,952,413	197,587
							$8,072,576

Voya Global Bond Portfolio Open Futures Contracts on September 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	25	12/08/14	$4,496,482	$40,000
Australia 10-Year Bond	124	12/15/14	13,115,056	131,355
Canada 10-Year Bond	43	12/18/14	5,201,697	7,691
Euro-Bobl 5-Year	92	12/08/14	14,864,461	16,577
Euro-Bund	78	12/08/14	14,748,210	44,024
Euro-Schatz	197	12/08/14	27,620,508	1,992
Long Gilt	58	12/29/14	10,638,113	90,344
Short Gilt	11	12/29/14	1,843,706	1,599
U.S. Treasury 10-Year Note	214	12/19/14	26,673,095	(140,916)
U.S. Treasury 5-Year Note	108	12/31/14	12,771,843	29,495
			$131,973,171	$222,161
Short Contracts
Australia 3-Year Bond	(13)	12/15/14	(1,244,383)	(6,236)
U.S. Treasury 2-Year Note	(40)	12/31/14	(8,753,750)	(1,913)
U.S. Treasury Long Bond	(97)	12/19/14	(13,376,906)	86,801
U.S. Treasury Ultra Long Bond	(35)	12/19/14	(5,337,500)	(48,641)
			$(28,712,539)	$30,011

Voya Global Bond Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on September 30, 2014:

	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.0960% and pay a floating rate based on the 6-month GBP-LIBOR-BBA	12/23/15	GBP	75,590,000	$75,607	$76,227
Receive a fixed rate equal to 2.899% and pay a floating rate based on the 6-month GBP-LIBOR-BBA	08/22/44	GBP	2,000,000	16,038	17,095
Receive a fixed rate equal to 0.754% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	05/21/24	JPY	4,729,000,000	547,783	591,225
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.3090%	08/21/15	USD	10,000,000	1,729	1,729
Receive a fixed rate equal to 0.3060% and pay a floating rate based on the 3-month USD-LIBOR-BBA	08/21/15	USD	50,000,000	(9,979)	(9,979)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.5565%	08/21/16	USD	300,000	2,341	2,341
Receive a fixed rate equal to 0.7035% and pay a floating rate based on the 3-month USD-LIBOR-BBA	08/27/16	USD	21,000,000	(33,030)	(33,030)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.0820%	08/21/17	USD	15,000,000	$75,723	$75,723
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.143%	08/27/17	USD	40,000,000	144,458	144,458
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.3220%	08/27/17	USD	40,000,000	(972)	(972)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.7440%	08/21/19	USD	32,000,000	270,183	270,183
Receive a fixed rate equal to 1.7425% and pay a floating rate based on the 3-month USD-LIBOR-BBA	08/21/19	USD	8,100,000	(68,965)	(68,965)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.792%	08/27/19	USD	8,000,000	51,053	51,054
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.223%	05/15/21	USD	12,000,000	26,560	26,560
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.179%	07/01/21	USD	45,000,000	282,357	282,357
				$1,380,886	$1,426,006

Voya Global Bond Portfolio Written OTC Options on September 30, 2014:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
3,300,000	Deutsche Bank AG	Put USD vs. Call BRL	2.100	USD	10/01/14	$6,270	$–
			Total Written OTC Options			$6,270	$–

Voya Global Bond Portfolio Written Swaptions Open on September 30, 2014:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call OTC Swaption	Deutsche Bank AG	3-month USB-LIBOR-BBA	Receive	2.760%	11/03/14	USD	32,130,000	$449,140	$(371,451)
Call OTC Swaption	Deutsche Bank AG	3-month USB-LIBOR-BBA	Receive	2.760%	11/03/14	USD	32,130,000	426,626	(371,451)
					Total Written Swaptions			$875,766	$(742,902)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Interest rate contracts	Purchased Options	$555,728
Foreign exchange contracts	Forward foreign currency contracts	8,126,379
Interest rate contracts	Futures contracts	449,878
Interest rate contracts	Interest rate swaps*	1,538,952
Total Asset Derivatives		$10,670,937

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$14,305,725
Interest rate contracts	Futures contracts	197,706
Interest rate contracts	Interest rate swaps*	112,946
Interest rate contracts	Written options	742,902
Total Liability Derivatives		$15,359,279

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2014:

	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	Morgan Stanley	UBS AG	Totals
Assets:
Purchased options	$-	$-	$85,876	$-	$469,852	$-	$-	$-	$-	$-	$555,728
Forward foreign currency contracts	490,561	864,820	64,015	149,055	1,679,796	432,474	103,807	2,347,911	666,155	1,327,785	8,126,379
Total Assets	$490,561	$864,820	$149,891	$149,055	$2,149,648	$432,474	$103,807	$2,347,911	$666,155	$1,327,785	$8,682,107

Liabilities:
Forward foreign currency contracts	$7,626,273	$881,205	$1,144,570	$26,112	$193,674	$-	$33,200	$2,029,880	$1,249,362	$1,121,449	$14,305,725
Written options	-	-	-	-	742,902	-	-	-	-	-	742,902
Total Liabilities	$7,626,273	$881,205	$1,144,570	$26,112	$936,576	$-	$33,200	$2,029,880	$1,249,362	$1,121,449	$15,048,627

Net OTC derivative instruments by counterparty, at fair value	$(7,135,712)	$(16,385)	$(994,679)	$122,943	$1,213,072	$432,474	$70,607	$318,031	$(583,207)	$206,336	$(6,366,520)

Total collateral pledged by the Portfolio/(Received from counterparty)	$6,620,000	$-	$1,000,000	$-	$(1,100,000)	$-	$-	$-	$-	$10,000	$6,530,000

Net Exposure(1)	$(515,712)	$(16,385)	$5,321	$122,943	$113,072	$432,474	$70,607	$318,031	$(583,207)	$216,336	$163,480

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.1%
92,514	iShares iBoxx High Yield Corporate Bond Fund	$8,506,662	4.8
146,644	PowerShares Senior Loan Portfolio	3,560,516	2.0
233,680	SPDR Barclays Capital High Yield Bond ETF	9,389,263	5.3

	Total Exchange-Traded Funds
	(Cost $21,597,834)	21,456,441	12.1

MUTUAL FUNDS: 87.8%
	Affiliated Investment Companies: 87.8%
158,298	Voya Emerging Markets Index Portfolio - Class I	1,772,934	1.0
1,089,214	Voya International Index Portfolio - Class I	10,652,514	6.0
866,207	Voya RussellTM Mid Cap Index Portfolio - Class I	14,145,168	7.9
8,819,146	Voya U.S. Bond Index Portfolio - Class I	94,188,479	53.0
2,496,654	Voya U.S. Stock Index Portfolio - Class I	35,477,449	19.9

	Total Mutual Funds
	(Cost $152,307,256)	156,236,544	87.8

	Total Investments in Securities (Cost $173,905,090)	$177,692,985	99.9
	Assets in Excess of Other Liabilities	131,088	0.1
	Net Assets	$177,824,073	100.0

Cost for federal income tax purposes is $174,973,888.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,885,305
Gross Unrealized Depreciation	(3,166,208)

Net Unrealized Appreciation	$2,719,097

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$21,456,441	$–	$–	$21,456,441
Mutual Funds	156,236,544	–	–	156,236,544
Total Investments, at fair value	$177,692,985	$–	$–	$177,692,985

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$1,835,206	$2,023,689	$(2,028,590)	$(57,371)	$1,772,934	$-	$(101,692)	$-
Voya International Index Portfolio - Class I	9,169,645	3,320,470	(1,147,799)	(689,802)	10,652,514	72,013	407,061	-
Voya RussellTM Mid Cap Index Portfolio - Class I	14,675,623	1,641,167	(1,682,666)	(488,956)	14,145,168	155,713	815,976	456,174
Voya U.S. Bond Index Portfolio - Class I	97,063,105	9,865,659	(15,688,714)	2,948,429	94,188,479	989,556	(213,352)	-
Voya U.S. Stock Index Portfolio - Class I	35,342,202	11,757,992	(8,058,479)	(3,564,266)	35,477,449	109,563	2,521,353	3,802,353
	$158,085,781	$28,608,977	$(28,606,248)	$(1,851,966)	$156,236,544	$1,326,845	$3,429,346	$4,258,527

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2015 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.1%
139,978	iShares iBoxx High Yield Corporate Bond Fund	$12,870,977	4.8
221,878	PowerShares Senior Loan Portfolio	5,387,198	2.0
353,635	SPDR Barclays Capital High Yield Bond ETF	14,209,054	5.3

	Total Exchange-Traded Funds
	(Cost $32,777,484)	32,467,229	12.1

MUTUAL FUNDS: 87.9%
	Affiliated Investment Companies: 87.9%
479,256	Voya Emerging Markets Index Portfolio - Class I	5,367,668	2.0
2,198,510	Voya International Index Portfolio - Class I	21,501,423	8.0
1,311,235	Voya RussellTM Mid Cap Index Portfolio - Class I	21,412,474	7.9
176,590	Voya RussellTM Small Cap Index Portfolio - Class I	2,655,910	1.0
11,588,612	Voya U.S. Bond Index Portfolio - Class I	123,766,381	46.0
4,346,242	Voya U.S. Stock Index Portfolio - Class I	61,760,094	23.0

	Total Mutual Funds
	(Cost $231,330,523)	236,463,950	87.9

	Total Investments in Securities (Cost $264,108,007)	$268,931,179	100.0
	Liabilities in Excess of Other Assets	(18,082)	–
	Net Assets	$268,913,097	100.0

Cost for federal income tax purposes is $266,528,693.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,652,874
Gross Unrealized Depreciation	(4,250,388)

Net Unrealized Appreciation	$2,402,486

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$32,467,229	$–	$–	$32,467,229
Mutual Funds	236,463,950	–	–	236,463,950
Total Investments, at fair value	$268,931,179	$–	$–	$268,931,179

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$5,840,291	$6,315,029	$(6,625,878)	$(161,774)	$5,367,668	$-	$(328,270)	$-
Voya International Index Portfolio - Class I	26,225,484	7,558,635	(8,682,843)	(3,599,853)	21,501,423	155,416	3,195,918	-
Voya RussellTM Mid Cap Index Portfolio - Class I	23,350,594	3,610,680	(3,886,016)	(1,662,784)	21,412,474	244,444	2,171,218	716,119
Voya RussellTM Small Cap Index Portfolio - Class I	5,817,704	864,977	(2,585,274)	(1,441,497)	2,655,910	29,701	1,062,097	172,788
Voya U.S. Bond Index Portfolio - Class I	133,775,727	29,068,652	(44,815,122)	5,737,124	123,766,381	1,279,229	(2,107,146)	-
Voya U.S. Stock Index Portfolio - Class I	56,243,508	33,062,888	(20,390,606)	(7,155,696)	61,760,094	198,295	5,305,363	6,881,770
	$251,253,308	$80,480,861	$(86,985,739)	$(8,284,480)	$236,463,950	$1,907,085	$9,299,180	$7,770,677

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.9%
10	iShares iBoxx High Yield Corporate Bond Fund	$920	4.9
15	PowerShares Senior Loan Portfolio	364	1.9
24	SPDR Barclays Capital High Yield Bond ETF	964	5.1

	Total Exchange-Traded Funds
	(Cost $2,265)	2,248	11.9

MUTUAL FUNDS: 84.7%
	Affiliated Investment Companies: 84.7%
33	Voya Emerging Markets Index Portfolio - Class I	365	1.9
224	Voya International Index Portfolio - Class I	2,190	11.6
122	Voya RussellTM Mid Cap Index Portfolio - Class I	1,999	10.6
24	Voya RussellTM Small Cap Index Portfolio - Class I	361	1.9
565	Voya U.S. Bond Index Portfolio - Class I	6,030	31.8
359	Voya U.S. Stock Index Portfolio - Class I	5,106	26.9

	Total Mutual Funds
	(Cost $14,594)	16,051	84.7

	Total Investments in Securities (Cost $16,859)	$18,299	96.6
	Assets in Excess of Other Liabilities	651	3.4
	Net Assets	$18,950	100.0

Cost for federal income tax purposes is $16,913.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,597
Gross Unrealized Depreciation	(211)

Net Unrealized Appreciation	$1,386

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,248	$–	$–	$2,248
Mutual Funds	16,051	–	–	16,051
Total Investments, at fair value	$18,299	$–	$–	$18,299

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$356	$404	$(385)	$(10)	$365	$-	$(21)	$-
Voya International Index Portfolio - Class I	1,958	356	(46)	(78)	2,190	16	22	-
Voya RussellTM Mid Cap Index Portfolio - Class I	1,957	98	(57)	1	1,999	21	42	62
Voya RussellTM Small Cap Index Portfolio - Class I	532	82	(123)	(130)	361	5	81	31
Voya U.S. Bond Index Portfolio - Class I	5,863	327	(343)	183	6,030	62	(15)	-
Voya U.S. Stock Index Portfolio - Class I	4,691	1,351	(624)	(312)	5,106	15	157	532
	$15,357	$2,618	$(1,578)	$(346)	$16,051	$119	$266	$625

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.1%
267,355	iShares iBoxx High Yield Corporate Bond Fund	$24,583,292	4.8
423,794	PowerShares Senior Loan Portfolio	10,289,718	2.0
675,253	SPDR Barclays Capital High Yield Bond ETF	27,131,666	5.3

	Total Exchange-Traded Funds
	(Cost $62,735,952)	62,004,676	12.1

MUTUAL FUNDS: 87.9%
	Affiliated Investment Companies: 87.9%
1,372,747	Voya Emerging Markets Index Portfolio - Class I	15,374,764	3.0
7,871,841	Voya International Index Portfolio - Class I	76,986,604	15.0
4,381,831	Voya RussellTM Mid Cap Index Portfolio - Class I	71,555,295	13.9
1,011,726	Voya RussellTM Small Cap Index Portfolio - Class I	15,216,352	3.0
10,583,476	Voya U.S. Bond Index Portfolio - Class I	113,031,523	22.0
11,186,386	Voya U.S. Stock Index Portfolio - Class I	158,958,543	31.0

	Total Mutual Funds
	(Cost $417,651,047)	451,123,081	87.9

	Total Investments in Securities (Cost $480,386,999)	$513,127,757	100.0
	Assets in Excess of Other Liabilities	49,317	–
	Net Assets	$513,177,074	100.0

Cost for federal income tax purposes is $483,704,926.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$34,530,299
Gross Unrealized Depreciation	(5,107,468)

Net Unrealized Appreciation	$29,422,831

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$62,004,676	$–	$–	$62,004,676
Mutual Funds	451,123,081	–	–	451,123,081
Total Investments, at fair value	$513,127,757	$–	$–	$513,127,757

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$15,010,951	$12,827,034	$(12,367,039)	$(96,182)	$15,374,764	$74,767	$(759,906)	$-
Voya International Index Portfolio - Class I	69,962,502	19,630,898	(7,521,923)	(5,084,873)	76,986,604	580,579	3,179,525	-
Voya RussellTM Mid Cap Index Portfolio - Class I	70,020,151	10,992,663	(8,375,252)	(1,082,267)	71,555,295	777,299	2,571,385	2,277,159
Voya RussellTM Small Cap Index Portfolio - Class I	19,938,359	5,304,114	(6,047,293)	(3,978,828)	15,216,352	206,847	1,961,320	1,203,342
Voya U.S. Bond Index Portfolio - Class I	109,409,518	23,383,809	(23,951,601)	4,189,797	113,031,523	1,172,693	(1,015,979)	-
Voya U.S. Stock Index Portfolio - Class I	147,051,772	54,555,654	(29,509,156)	(13,139,727)	158,958,543	476,945	8,480,604	16,552,218
	$431,393,253	$126,694,172	$(87,772,264)	$(19,192,080)	$451,123,081	$3,289,130	$14,416,949	$20,032,719

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.9%
7	iShares iBoxx High Yield Corporate Bond Fund	$644	3.2
17	PowerShares Senior Loan Portfolio	413	2.0
19	SPDR Barclays Capital High Yield Bond ETF	763	3.7

	Total Exchange-Traded Funds
	(Cost $1,838)	1,820	8.9

MUTUAL FUNDS: 88.1%
	Affiliated Investment Companies: 88.1%
71	Voya Emerging Markets Index Portfolio - Class I	798	3.9
409	Voya International Index Portfolio - Class I	3,997	19.4
171	Voya RussellTM Mid Cap Index Portfolio - Class I	2,786	13.5
39	Voya RussellTM Small Cap Index Portfolio - Class I	592	2.9
318	Voya U.S. Bond Index Portfolio - Class I	3,401	16.5
464	Voya U.S. Stock Index Portfolio - Class I	6,587	31.9

	Total Mutual Funds
	(Cost $15,818)	18,161	88.1

	Total Investments in Securities (Cost $17,656)	$19,981	97.0
	Assets in Excess of Other Liabilities	628	3.0
	Net Assets	$20,609	100.0

Cost for federal income tax purposes is $17,743.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,360
Gross Unrealized Depreciation	(122)

Net Unrealized Appreciation	$2,238

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,820	$–	$–	$1,820
Mutual Funds	18,161	–	–	18,161
Total Investments, at fair value	$19,981	$–	$–	$19,981

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$778	$481	$(455)	$(6)	$798	$6	$(25)	$-
Voya International Index Portfolio - Class I	3,695	489	(57)	(130)	3,997	30	27	-
Voya RussellTM Mid Cap Index Portfolio - Class I	2,722	120	(66)	10	2,786	29	48	86
Voya RussellTM Small Cap Index Portfolio - Class I	775	112	(131)	(164)	592	8	86	45
Voya U.S. Bond Index Portfolio - Class I	3,106	759	(573)	109	3,401	30	(18)	-
Voya U.S. Stock Index Portfolio - Class I	6,110	2,163	(1,100)	(586)	6,587	21	346	741
	$17,186	$4,124	$(2,382)	$(767)	$18,161	$124	$464	$872

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.1%
151,224	iShares iBoxx High Yield Corporate Bond Fund	$13,905,047	3.3
350,300	PowerShares Senior Loan Portfolio	8,505,284	2.0
398,646	SPDR Barclays Capital High Yield Bond ETF	16,017,596	3.8

	Total Exchange-Traded Funds
	(Cost $38,902,363)	38,427,927	9.1

MUTUAL FUNDS: 90.9%
	Affiliated Investment Companies: 90.9%
1,512,631	Voya Emerging Markets Index Portfolio - Class I	16,941,463	4.0
8,674,150	Voya International Index Portfolio - Class I	84,833,186	20.0
3,879,950	Voya RussellTM Mid Cap Index Portfolio - Class I	63,359,580	14.9
1,114,785	Voya RussellTM Small Cap Index Portfolio - Class I	16,766,360	4.0
3,578,294	Voya U.S. Bond Index Portfolio - Class I	38,216,183	9.0
11,628,028	Voya U.S. Stock Index Portfolio - Class I	165,234,277	39.0

	Total Mutual Funds
	(Cost $353,828,846)	385,351,049	90.9

	Total Investments in Securities (Cost $392,731,209)	$423,778,976	100.0
	Assets in Excess of Other Liabilities	50,023	–
	Net Assets	$423,828,999	100.0

Cost for federal income tax purposes is $393,943,049.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$31,747,079
Gross Unrealized Depreciation	(1,911,152)

Net Unrealized Appreciation	$29,835,927

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$38,427,927	$–	$–	$38,427,927
Mutual Funds	385,351,049	–	–	385,351,049
Total Investments, at fair value	$423,778,976	$–	$–	$423,778,976

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$16,154,731	$11,407,675	$(10,598,603)	$(22,340)	$16,941,463	$122,491	$(646,233)	$-
Voya International Index Portfolio - Class I	76,644,552	20,004,971	(8,060,295)	(3,756,042)	84,833,186	638,638	1,667,582	-
Voya RussellTM Mid Cap Index Portfolio - Class I	60,555,032	9,637,872	(6,256,899)	(576,425)	63,359,580	676,186	1,908,169	1,980,940
Voya RussellTM Small Cap Index Portfolio - Class I	20,117,600	5,470,923	(5,031,825)	(3,790,338)	16,766,360	209,902	1,683,155	1,221,114
Voya U.S. Bond Index Portfolio - Class I	32,006,685	21,696,465	(16,519,005)	1,032,038	38,216,183	308,870	(57,577)	-
Voya U.S. Stock Index Portfolio - Class I	151,416,783	66,735,765	(36,507,896)	(16,410,375)	165,234,277	520,531	11,028,047	18,064,833
	$356,895,383	$134,953,671	$(82,974,523)	$(23,523,482)	$385,351,049	$2,476,618	$15,583,143	$21,266,887

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.0%
3	iShares iBoxx High Yield Corporate Bond Fund	$276	1.2
18	PowerShares Senior Loan Portfolio	437	2.0
10	SPDR Barclays Capital High Yield Bond ETF	402	1.8

	Total Exchange-Traded Funds
	(Cost $1,135)	1,115	5.0

MUTUAL FUNDS: 92.5%
	Affiliated Investment Companies: 92.5%
97	Voya Emerging Markets Index Portfolio - Class I	1,087	4.9
468	Voya International Index Portfolio - Class I	4,574	20.5
213	Voya RussellTM Mid Cap Index Portfolio - Class I	3,470	15.5
57	Voya RussellTM Small Cap Index Portfolio - Class I	861	3.9
143	Voya U.S. Bond Index Portfolio - Class I	1,527	6.8
643	Voya U.S. Stock Index Portfolio - Class I	9,137	40.9

	Total Mutual Funds
	(Cost $17,453)	20,656	92.5

	Total Investments in Securities (Cost $18,588)	$21,771	97.5
	Assets in Excess of Other Liabilities	569	2.5
	Net Assets	$22,340	100.0

Cost for federal income tax purposes is $18,615.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,227
Gross Unrealized Depreciation	(71)

Net Unrealized Appreciation	$3,156

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,115	$–	$–	$1,115
Mutual Funds	20,656	–	–	20,656
Total Investments, at fair value	$21,771	$–	$–	$21,771

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$1,035	$541	$(467)	$(22)	$1,087	$9	$(13)	$-
Voya International Index Portfolio - Class I	4,138	638	(54)	(148)	4,574	33	25	-
Voya RussellTM Mid Cap Index Portfolio - Class I	3,309	201	(64)	24	3,470	36	45	104
Voya RussellTM Small Cap Index Portfolio - Class I	1,031	184	(149)	(205)	861	10	98	60
Voya U.S. Bond Index Portfolio - Class I	826	725	(48)	24	1,527	8	-	-
Voya U.S. Stock Index Portfolio - Class I	8,805	2,188	(1,155)	(701)	9,137	28	414	980
	$19,144	$4,477	$(1,937)	$(1,028)	$20,656	$124	$569	$1,144

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
218,136	PowerShares Senior Loan Portfolio	$5,296,342	2.0

	Total Exchange-Traded Funds
	(Cost $5,388,471)	5,296,342	2.0

MUTUAL FUNDS: 98.0%
	Affiliated Investment Companies: 98.0%
1,649,764	Voya Emerging Markets Index Portfolio - Class I	18,477,357	7.0
5,946,805	Voya International Index Portfolio - Class I	58,159,753	22.0
2,740,614	Voya RussellTM Mid Cap Index Portfolio - Class I	44,754,225	17.0
694,838	Voya RussellTM Small Cap Index Portfolio - Class I	10,450,369	4.0
1,487,729	Voya U.S. Bond Index Portfolio - Class I	15,888,946	6.0
7,804,767	Voya U.S. Stock Index Portfolio - Class I	110,905,738	42.0

	Total Mutual Funds
	(Cost $238,543,667)	258,636,388	98.0

	Total Investments in Securities (Cost $243,932,138)	$263,932,730	100.0
	Liabilities in Excess of Other Assets	(57,947)	–
	Net Assets	$263,874,783	100.0

Cost for federal income tax purposes is $244,675,188.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$20,266,055
Gross Unrealized Depreciation	(1,008,513)

Net Unrealized Appreciation	$19,257,542

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,296,342	$–	$–	$5,296,342
Mutual Funds	258,636,388	–	–	258,636,388
Total Investments, at fair value	$263,932,730	$–	$–	$263,932,730

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$16,970,071	$9,082,027	$(7,425,906)	$(148,835)	$18,477,357	$188,258	$(204,809)	$-
Voya International Index Portfolio - Class I	50,883,347	15,267,753	(5,352,609)	(2,638,738)	58,159,753	431,672	1,158,996	-
Voya RussellTM Mid Cap Index Portfolio - Class I	41,196,783	8,470,673	(4,347,361)	(565,870)	44,754,225	467,785	1,451,086	1,370,411
Voya RussellTM Small Cap Index Portfolio - Class I	12,076,515	3,812,444	(3,159,527)	(2,279,063)	10,450,369	127,949	979,346	744,348
Voya U.S. Bond Index Portfolio - Class I	4,817,615	12,577,396	(1,626,730)	120,665	15,888,946	54,484	24,432	-
Voya U.S. Stock Index Portfolio - Class I	103,165,732	42,099,454	(23,792,846)	(10,566,602)	110,905,738	346,345	7,104,970	12,019,777
	$229,110,063	$91,309,747	$(45,704,979)	$(16,078,443)	$258,636,388	$1,616,493	$10,514,021	$14,134,536

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
18	PowerShares Senior Loan Portfolio	$437	2.0

	Total Exchange-Traded Funds
	(Cost $444)	437	2.0

MUTUAL FUNDS: 95.5%
	Affiliated Investment Companies: 95.5%
134	Voya Emerging Markets Index Portfolio - Class I	1,500	6.8
483	Voya International Index Portfolio - Class I	4,721	21.5
222	Voya RussellTM Mid Cap Index Portfolio - Class I	3,632	16.5
56	Voya RussellTM Small Cap Index Portfolio - Class I	848	3.9
121	Voya U.S. Bond Index Portfolio - Class I	1,289	5.9
633	Voya U.S. Stock Index Portfolio - Class I	9,002	40.9

	Total Mutual Funds
	(Cost $17,706)	20,992	95.5

	Total Investments in Securities (Cost $18,150)	$21,429	97.5
	Assets in Excess of Other Liabilities	559	2.5
	Net Assets	$21,988	100.0

Cost for federal income tax purposes is $18,159.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,308
Gross Unrealized Depreciation	(38)

Net Unrealized Appreciation	$3,270

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$437	$–	$–	$437
Mutual Funds	20,992	–	–	20,992
Total Investments, at fair value	$21,429	$–	$–	$21,429

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$1,454	$572	$(507)	$(19)	$1,500	$15	$(11)	$-
Voya International Index Portfolio - Class I	4,362	558	(52)	(147)	4,721	35	24	-
Voya RussellTM Mid Cap Index Portfolio - Class I	3,530	168	(83)	17	3,632	38	57	111
Voya RussellTM Small Cap Index Portfolio - Class I	1,035	158	(143)	(202)	848	10	95	60
Voya U.S. Bond Index Portfolio - Class I	415	896	(33)	11	1,289	4	-	-
Voya U.S. Stock Index Portfolio - Class I	8,839	2,083	(1,203)	(717)	9,002	28	431	984
	$19,635	$4,435	$(2,021)	$(1,057)	$20,992	$130	$596	$1,155

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
367,331	Voya Emerging Markets Index Portfolio - Class I	$4,114,110	7.0
1,324,096	Voya International Index Portfolio - Class I	12,949,655	22.0
610,211	Voya RussellTM Mid Cap Index Portfolio - Class I	9,964,753	17.0
154,703	Voya RussellTM Small Cap Index Portfolio - Class I	2,326,732	4.0
331,176	Voya U.S. Bond Index Portfolio - Class I	3,536,959	6.0
1,820,555	Voya U.S. Stock Index Portfolio - Class I	25,870,082	44.0

	Total Mutual Funds (Cost $56,035,948)	58,762,291	100.0

	Liabilities in Excess of Other Assets	(3,068)	–
	Net Assets	$58,759,223	100.0

Cost for federal income tax purposes is $56,213,796.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,755,343
Gross Unrealized Depreciation	(206,848)

Net Unrealized Appreciation	$2,548,495

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Mutual Funds	$58,762,291	$–	$–	$58,762,291
Total Investments, at fair value	$58,762,291	$–	$–	$58,762,291

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$3,282,921	$2,315,306	$(1,461,706)	$(22,411)	$4,114,110	$38,585	$(59,710)	$-
Voya International Index Portfolio - Class I	9,856,281	4,668,279	(958,610)	(616,295)	12,949,655	88,832	261,118	-
Voya RussellTM Mid Cap Index Portfolio - Class I	7,969,434	2,901,062	(786,963)	(118,780)	9,964,753	95,940	279,493	281,063
Voya RussellTM Small Cap Index Portfolio - Class I	2,336,248	1,121,685	(652,486)	(478,715)	2,326,732	26,252	202,526	152,722
Voya U.S. Bond Index Portfolio - Class I	945,243	3,464,753	(888,355)	15,318	3,536,959	8,475	18,682	-
Voya U.S. Stock Index Portfolio - Class I	19,953,489	13,091,340	(4,992,739)	(2,182,008)	25,870,082	76,869	1,299,529	2,667,718
	$44,343,616	$27,562,425	$(9,740,859)	$(3,402,891)	$58,762,291	$334,953	$2,001,638	$3,101,503

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.5%
1,384	iShares Russell 1000 Value Index Fund	$138,525	4.5

	Total Exchange-Traded Funds
	(Cost $133,172)	138,525	4.5

MUTUAL FUNDS: 95.9%
	Affiliated Investment Companies: 95.9%
5,516	Voya Emerging Markets Index Portfolio - Class I	61,782	2.0
21,077	Voya International Core Fund - Class I	231,852	7.5
6,326	Voya International Index Portfolio - Class I	61,871	2.0
12,138	Voya Large Cap Growth Portfolio - Class I	231,343	7.5
16,719	Voya Large Cap Value Fund - Class R6	232,056	7.6
7,327	Voya MidCap Opportunities Portfolio - Class I	123,169	4.0
16,076	Voya Multi-Manager Emerging Markets Equity Fund - Class I	185,034	6.0
25,257	Voya Multi-Manager International Equity Fund - Class I	293,733	9.7
16,641	Voya Multi-Manager Large Cap Core Portfolio - Class I	247,116	8.0
19,136	Voya Multi-Manager Mid Cap Value Fund - Class I	276,320	9.1
5,967	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	153,957	5.0
5,781	Voya Small Company Portfolio - Class I	122,619	4.0
8,707	@ Voya U.S. Bond Index Portfolio - Class I	92,986	3.0
17,382	Voya U.S. Stock Index Portfolio - Class I	246,991	8.0
2,002	VY® Clarion Real Estate Portfolio - Class I	61,658	2.0
5,612	VY® Invesco Comstock Portfolio - Class I	92,873	3.0
2,683	VY® T. Rowe Price Growth Equity Portfolio - Class I	231,890	7.5

	Total Mutual Funds (Cost $2,979,881)	2,947,250	95.9

	Total Investments in Securities (Cost $3,113,053)	$3,085,775	100.4
	Liabilities in Excess of Other Assets	(13,780)	(0.4)
	Net Assets	$3,071,995	100.0

@	Non-income producing security

Cost for federal income tax purposes is $3,119,377.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$26,736
Gross Unrealized Depreciation	(60,338)

Net Unrealized Depreciation	$(33,602)

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$138,525	$–	$–	$138,525
Mutual Funds	2,947,250	–	–	2,947,250
Total Investments, at fair value	$3,085,775	$–	$–	$3,085,775

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$-	$65,423	$(647)	$(2,994)	$61,782	$-	$14	$-
Voya International Core Fund - Class I	61,541	198,293	(21,773)	(6,209)	231,852	-	423	-
Voya International Index Portfolio - Class I	42,128	74,626	(51,470)	(3,413)	61,871	328	899	-
Voya Large Cap Growth Portfolio - Class I	90,697	181,234	(35,533)	(5,055)	231,343	961	3,329	13,904
Voya Large Cap Value Fund - Class R6	67,179	250,289	(89,334)	3,922	232,056	1,364	4,007	-
Voya MidCap Opportunities Portfolio - Class I	101,625	116,387	(92,200)	(2,643)	123,169	280	1,589	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	66,271	174,156	(58,020)	2,627	185,034	-	(1,953)	-
Voya Multi-Manager International Equity Fund - Class I	112,636	228,982	(34,946)	(12,939)	293,733	-	1,771	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	146,171	214,399	(106,621)	(6,833)	247,116	457	2,866	15,061
Voya Multi-Manager Mid Cap Value Fund - Class I	102,773	199,263	(32,464)	6,748	276,320	-	(1,169)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	-	164,284	(15,885)	5,558	153,957	484	950	-
Voya Small Company Portfolio - Class I	45,290	103,692	(12,134)	(14,229)	122,619	296	503	9,185
Voya U.S. Bond Index Portfolio - Class I	-	92,986	-	-	92,986	-	-	-
Voya U.S. Stock Index Portfolio - Class I	33,858	415,735	(189,567)	(13,035)	246,991	926	(2,166)	32,151
VY® Clarion Real Estate Portfolio - Class I	22,031	45,390	(7,912)	2,149	61,658	805	822	-
VY® Invesco Comstock Portfolio - Class I	-	98,288	(9,876)	4,461	92,873	2	716
VY® JPMorgan Emerging Markets Equity Portfolio - Class I	21,878	10,009	(32,260)	373	-	-	(2,019)
VY® T. Rowe Price Equity Income Portfolio - Class I	100,812	53,256	(151,338)	(2,730)	-	-	1,349	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	80,451	188,975	(26,639)	(10,897)	231,890	-	3,463
	$1,095,341	$2,875,667	$(968,619)	$(55,139)	$2,947,250	$5,903	$15,394	$70,301

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.0%
5,893	iShares iBoxx High Yield Corporate Bond Fund	$541,862	1.0

	Total Exchange-Traded Funds
	(Cost $548,274)	541,862	1.0

MUTUAL FUNDS: 99.0%
	Affiliated Investment Companies: 99.0%
91,497	Voya Emerging Markets Index Portfolio - Class I	1,024,763	2.0
255,549	Voya Floating Rate Fund - Class I	2,578,484	5.0
239,793	Voya Global Bond Fund - Class R6	2,570,582	5.0
377,444	Voya High Yield Bond Fund - Class I	3,110,142	6.1
180,361	Voya Intermediate Bond Fund - Class R6	1,805,418	3.5
139,844	Voya International Core Fund - Class I	1,538,281	3.0
157,396	Voya International Index Portfolio - Class I	1,539,328	3.0
134,213	Voya Large Cap Growth Portfolio - Class I	2,558,106	5.0
221,431	Voya Large Cap Value Fund - Class R6	3,073,468	6.0
98,743	Voya MidCap Opportunities Portfolio - Class I	1,659,873	3.2
88,880	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,023,008	2.0
132,295	Voya Multi-Manager International Equity Fund - Class I	1,538,594	3.0
207,010	Voya Multi-Manager Large Cap Core Portfolio - Class I	3,074,105	6.0
211,595	Voya Multi-Manager Mid Cap Value Fund - Class I	3,055,429	6.0
54,437	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	1,404,486	2.7
103,191	Voya Short Term Bond Fund - Class R6	1,029,844	2.0
47,960	Voya Small Company Portfolio - Class I	1,017,223	2.0
360,923	Voya U.S. Bond Index Portfolio - Class I	3,854,656	7.5
143,994	Voya U.S. Stock Index Portfolio - Class I	2,046,162	4.0
107,333	VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,027,172	2.0
33,205	VY® Clarion Real Estate Portfolio - Class I	1,022,707	2.0
93,079	VY® Invesco Comstock Portfolio - Class I	1,540,461	3.0
184,600	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	5,135,565	10.0
29,671	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,564,185	5.0

	Total Mutual Funds
	(Cost $48,569,029)	50,792,042	99.0

	Total Investments in Securities (Cost $49,117,303)	$51,333,904	100.0
	Liabilities in Excess of Other Assets	(6,053)	–
	Net Assets	$51,327,851	100.0

Cost for federal income tax purposes is $49,329,539.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,609,551
Gross Unrealized Depreciation	(605,186)

Net Unrealized Appreciation	$2,004,365

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$541,862	$–	$–	$541,862
Mutual Funds	50,792,042	–	–	50,792,042
Total Investments, at fair value	$51,333,904	$–	$–	$51,333,904

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Total Return Bond Portfolio - Class I	$1,000,757	$7,784	$(1,057,165)	$48,624	$-	$-	$(39,916)	$-
Voya Emerging Markets Index Portfolio - Class I	-	1,079,830	(5,486)	(49,581)	1,024,763	-	67	-
Voya Floating Rate Fund - Class I	1,527,047	1,277,417	(190,311)	(35,669)	2,578,484	50,861	6,173	-
Voya Global Bond Fund - Class R6	2,529,776	406,353	(427,401)	61,854	2,570,582	-	(10,602)	-
Voya High Yield Bond Fund - Class I	2,035,511	1,671,079	(541,376)	(55,072)	3,110,142	109,202	(709)	-
Voya High Yield Portfolio - Class I	511,023	1,023	(515,140)	3,094	-	1,640	(340)	-
Voya Intermediate Bond Fund - Class R6	1,640,281	351,334	(233,622)	47,425	1,805,418	45,144	(1,824)	-
Voya International Core Fund - Class I	1,022,346	732,634	(152,794)	(63,905)	1,538,281	-	42,431	-
Voya International Index Portfolio - Class I	1,034,449	794,843	(216,569)	(73,395)	1,539,328	8,017	27,145	-
Voya Large Cap Growth Portfolio - Class I	3,001,615	432,308	(669,852)	(205,965)	2,558,106	12,865	194,791	186,093
Voya Large Cap Value Fund - Class R6	2,833,402	540,734	(388,427)	87,759	3,073,468	26,725	96,145	-
Voya MidCap Opportunities Portfolio - Class I	2,599,020	222,746	(948,714)	(213,179)	1,659,873	6,840	216,051	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,517,703	723,268	(1,199,242)	(18,721)	1,023,008	-	8,093	-
Voya Multi-Manager International Equity Fund - Class I	2,073,292	236,381	(552,789)	(218,290)	1,538,594	-	151,038	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	3,208,683	459,103	(539,745)	(53,936)	3,074,105	6,873	72,867	226,741
Voya Multi-Manager Mid Cap Value Fund - Class I	2,629,455	1,007,772	(730,704)	148,906	3,055,429	-	64,647	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	-	1,622,570	(312,689)	94,605	1,404,486	7,195	23,967	-
Voya RussellTM Mid Cap Index Portfolio - Class I	1,563,597	11,676	(1,383,161)	(192,112)	-	-	155,975	-
Voya Short Term Bond Fund - Class R6	1,013,000	150,110	(129,830)	(3,436)	1,029,844	13,463	299	-
Voya Small Company Portfolio - Class I	1,042,478	292,283	(137,356)	(180,182)	1,017,223	3,543	41,466	109,868
Voya U.S. Bond Index Portfolio - Class I	2,811,188	2,761,074	(1,814,421)	96,815	3,854,656	18,842	(20,520)	-
Voya U.S. Stock Index Portfolio - Class I	1,557,749	4,316,001	(3,647,545)	(180,043)	2,046,162	12,878	(120,095)	446,890
VY® BlackRock Inflation Protected Bond Portfolio - Class I	993,188	140,789	(139,292)	32,487	1,027,172	15,417	(16,668)	-
VY® Clarion Real Estate Portfolio - Class I	1,014,048	122,432	(195,633)	81,860	1,022,707	16,131	44,152	-
VY® Invesco Comstock Portfolio - Class I	-	1,616,622	(199,060)	122,899	1,540,461	-	17,298	28
VY® JPMorgan Emerging Markets Equity Portfolio - Class I	510,368	-	(507,357)	(3,011)	-	-	(27,985)	-
VY® PIMCO Bond Portfolio - Class I	-	1,145,552	(1,145,552)	-	-	21,591	(909)	764
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	4,117,925	1,818,127	(583,296)	(217,191)	5,135,565	13,370	147,785	429,885
VY® T. Rowe Price Equity Income Portfolio - Class I	1,804,098	18,125	(1,458,029)	(364,194)	-	-	324,147	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,250,683	899,295	(375,686)	(210,107)	2,564,185	-	161,446	178,148
	$47,842,682	$24,859,265	$(20,398,244)	$(1,511,661)	$50,792,042	$390,597	$1,556,415	$1,578,417

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.0%
1,951	iShares iBoxx High Yield Corporate Bond Fund	$179,395	1.0

	Total Exchange-Traded Funds
	(Cost $181,839)	179,395	1.0

MUTUAL FUNDS: 99.0%
	Affiliated Investment Companies: 99.0%
121,492	Voya Floating Rate Fund - Class I	1,225,850	7.0
195,428	Voya Global Bond Fund - Class R6	2,094,985	12.0
213,607	Voya High Yield Bond Fund - Class I	1,760,122	10.1
113,745	Voya Intermediate Bond Fund - Class R6	1,138,590	6.5
53,447	Voya International Index Portfolio - Class I	522,713	3.0
13,673	Voya Large Cap Growth Portfolio - Class I	260,601	1.5
37,596	Voya Large Cap Value Fund - Class R6	521,838	3.0
36,108	Voya MidCap Opportunities Portfolio - Class I	606,984	3.5
41,914	Voya Multi-Manager Mid Cap Value Fund - Class I	605,233	3.4
140,166	Voya Short Term Bond Fund - Class R6	1,398,852	8.0
285,904	Voya U.S. Bond Index Portfolio - Class I	3,053,450	17.5
36,752	Voya U.S. Stock Index Portfolio - Class I	522,244	3.0
164,015	VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,569,619	9.0
62,686	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,743,914	10.0
3,023	VY® T. Rowe Price Growth Equity Portfolio - Class I	261,221	1.5

	Total Mutual Funds
	(Cost $17,328,902)	17,286,216	99.0

	Total Investments in Securities (Cost $17,510,741)	$17,465,611	100.0
	Assets in Excess of Other Liabilities	3,821	–
	Net Assets	$17,469,432	100.0

Cost for federal income tax purposes is $17,652,555.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$234,776
Gross Unrealized Depreciation	(421,720)

Net Unrealized Depreciation	$(186,944)

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$179,395	$–	$–	$179,395
Mutual Funds	17,286,216	–	–	17,286,216
Total Investments, at fair value	$17,465,611	$–	$–	$17,465,611

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Total Return Bond Portfolio - Class I	$1,022,902	$3,011	$(1,073,255)	$47,342	$-	$-	$(38,461)	$-
Voya Floating Rate Fund - Class I	867,088	497,377	(124,540)	(14,075)	1,225,850	27,151	(385)	-
Voya Global Bond Fund - Class R6	2,068,730	323,779	(336,848)	39,324	2,094,985	-	1,073	-
Voya High Yield Bond Fund - Class I	1,394,425	674,388	(282,648)	(26,043)	1,760,122	66,715	(1,619)	-
Voya High Yield Portfolio - Class I	174,616	407	(177,024)	2,001	-	556	(1,066)	-
Voya Intermediate Bond Fund - Class R6	1,375,662	147,898	(424,663)	39,693	1,138,590	29,214	(7,278)	-
Voya International Core Fund - Class I	221,793	1,631	(193,350)	(30,074)	-	-	24,338	-
Voya International Index Portfolio - Class I	132,071	470,060	(66,948)	(12,470)	522,713	2,911	3,349	-
Voya Large Cap Growth Portfolio - Class I	311,262	46,724	(80,292)	(17,093)	260,601	1,320	15,569	19,088
Voya Large Cap Value Fund - Class R6	263,286	310,804	(63,008)	10,756	521,838	4,524	15,105	-
Voya MidCap Opportunities Portfolio - Class I	619,932	160,178	(148,296)	(24,830)	606,984	2,602	39,433	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	458,476	1,305	(420,890)	(38,891)	-	-	25,489	-
Voya Multi-Manager Mid Cap Value Fund - Class I	627,176	147,889	(189,386)	19,554	605,233	-	24,138	-
Voya RussellTM Mid Cap Index Portfolio - Class I	177,587	502	(156,288)	(21,801)	-	-	17,773	-
Voya Short Term Bond Fund - Class R6	1,380,489	213,756	(190,724)	(4,669)	1,398,852	18,231	359	-
Voya U.S. Bond Index Portfolio - Class I	2,121,446	1,429,968	(577,060)	79,096	3,053,450	18,942	(23,299)	-
Voya U.S. Stock Index Portfolio - Class I	354,024	438,402	(231,264)	(38,918)	522,244	1,468	112	50,932
VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,532,904	216,143	(232,065)	52,637	1,569,619	23,772	(28,406)	-
VY® PIMCO Bond Portfolio - Class I	-	1,345,627	(1,345,627)	-	-	25,986	(1,559)	919
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	701,543	1,330,601	(254,702)	(33,528)	1,743,914	4,572	15,927	146,986
VY® T. Rowe Price Equity Income Portfolio - Class I	263,440	5,182	(233,492)	(35,130)	-	-	36,102	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	225,558	82,333	(30,101)	(16,569)	261,221	-	9,380	18,367
	$16,294,410	$7,847,965	$(6,832,471)	$(23,688)	$17,286,216	$227,964	$126,074	$236,292

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.0%
18,351	iShares iBoxx High Yield Corporate Bond Fund	$1,687,374	1.0

	Total Exchange-Traded Funds (Cost $1,711,003)	1,687,374	1.0

MUTUAL FUNDS: 98.9%
	Affiliated Investment Companies: 98.9%
862,542	Voya Floating Rate Fund - Class I	8,703,051	5.0
971,220	Voya Global Bond Fund - Class R6	10,411,477	6.0
849,259	Voya High Yield Bond Fund - Class I	6,997,893	4.0
1,739,317	Voya Intermediate Bond Fund - Class R6	17,410,566	10.0
531,247	Voya International Index Portfolio - Class I	5,195,591	3.0
271,801	Voya Large Cap Growth Portfolio - Class I	5,180,534	3.0
435,973	Voya Large Cap Value Fund - Class R6	6,051,310	3.5
307,636	Voya MidCap Opportunities Portfolio - Class I	5,171,361	3.0
297,685	Voya Multi-Manager International Equity Fund - Class I	3,462,075	2.0
494,918	Voya Multi-Manager Large Cap Core Portfolio - Class I	7,349,535	4.2
357,111	Voya Multi-Manager Mid Cap Value Fund - Class I	5,156,687	3.0
1,393,163	Voya Short Term Bond Fund - Class R6	13,903,763	8.0
3,044,591	Voya U.S. Bond Index Portfolio - Class I	32,516,234	18.7
487,062	Voya U.S. Stock Index Portfolio - Class I	6,921,151	4.0
1,630,216	VY® BlackRock Inflation Protected Bond Portfolio - Class I	15,601,170	9.0
112,074	VY® Clarion Real Estate Portfolio - Class I	3,451,893	2.0
498,450	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	13,866,871	8.0
50,074	VY® T. Rowe Price Growth Equity Portfolio - Class I	4,327,357	2.5

	Total Mutual Funds (Cost $170,424,588)	171,678,519	98.9

	Total Investments in Securities (Cost $172,135,591)	$173,365,893	99.9
	Assets in Excess of Other Liabilities	161,148	0.1
	Net Assets	$173,527,041	100.0

Cost for federal income tax purposes is $173,212,832.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,132,282
Gross Unrealized Depreciation	(3,979,221)

Net Unrealized Appreciation	$153,061

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,687,374	$–	$–	$1,687,374
Mutual Funds	171,678,519	–	–	171,678,519
Total Investments, at fair value	$173,365,893	$–	$–	$173,365,893

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Total Return Bond Portfolio - Class I	$12,408,400	$19,274	$(12,902,441)	$474,767	$-	$-	$(368,152)	$-
Voya Floating Rate Fund - Class I	5,602,478	4,161,532	(958,943)	(102,016)	8,703,051	177,615	1,120	-
Voya Global Bond Fund - Class R6	11,137,393	1,056,370	(2,048,787)	266,501	10,411,477	-	(31,597)	-
Voya High Yield Bond Fund - Class I	3,613,790	5,353,834	(1,831,184)	(138,547)	6,997,893	222,852	(5,630)	-
Voya High Yield Portfolio - Class I	1,878,439	2,107	(1,890,428)	9,882	-	5,972	140	-
Voya Intermediate Bond Fund - Class R6	16,201,487	3,635,724	(2,913,510)	486,865	17,410,566	448,215	(31,515)	-
Voya International Core Fund - Class I	2,285,969	12,136	(1,904,755)	(393,350)	-	-	333,506	-
Voya International Index Portfolio - Class I	3,318,631	2,890,359	(703,304)	(310,095)	5,195,591	27,509	161,549	-
Voya Large Cap Growth Portfolio - Class I	6,225,930	623,815	(1,298,649)	(370,562)	5,180,534	26,778	357,718	387,339
Voya Large Cap Value Fund - Class R6	2,835,292	3,981,527	(860,116)	94,607	6,051,310	54,428	209,490	-
Voya MidCap Opportunities Portfolio - Class I	4,768,930	2,123,959	(1,318,692)	(402,836)	5,171,361	24,103	578,409	-
Voya Multi-Manager International Equity Fund - Class I	-	4,004,129	(538,103)	(3,951)	3,462,075	-	22,838	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	11,394,212	875,098	(4,476,986)	(442,789)	7,349,535	16,888	395,749	557,154
Voya Multi-Manager Mid Cap Value Fund - Class I	4,824,995	2,061,846	(1,853,600)	123,446	5,156,687	-	322,395	-
Voya RussellTM Mid Cap Index Portfolio - Class I	3,825,236	5,711	(3,356,227)	(474,720)	-	-	387,720	-
Voya Short Term Bond Fund - Class R6	14,865,032	1,385,816	(2,300,997)	(46,088)	13,903,763	188,393	4,681	-
Voya U.S. Bond Index Portfolio - Class I	26,750,606	12,975,018	(8,198,475)	989,085	32,516,234	224,606	(310,138)	-
Voya U.S. Stock Index Portfolio - Class I	3,812,793	4,785,581	(1,251,905)	(425,318)	6,921,151	19,853	56,750	689,006
VY® BlackRock Inflation Protected Bond Portfolio - Class I	16,433,541	1,418,351	(2,828,261)	577,539	15,601,170	242,218	(304,908)	-
VY® Clarion Real Estate Portfolio - Class I	3,719,702	275,339	(880,873)	337,725	3,451,893	55,948	120,447	-
VY® PIMCO Bond Portfolio - Class I	-	13,333,435	(13,333,435)	-	-	251,620	(4,150)	8,901
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	9,443,666	7,153,864	(2,431,425)	(299,234)	13,866,871	37,106	152,651	1,193,041
VY® T. Rowe Price Equity Income Portfolio - Class I	3,782,588	43,708	(3,086,866)	(739,430)	-	-	752,833	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	4,373,696	870,119	(570,306)	(346,152)	4,327,357	-	224,170	307,553
	$173,502,806	$73,048,652	$(73,738,268)	$(1,134,671)	$171,678,519	$2,024,104	$3,026,076	$3,142,994

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.0%
9,648	iShares Russell 1000 Value Index Fund	$965,668	3.0

	Total Exchange-Traded Funds (Cost $909,739)	965,668	3.0

MUTUAL FUNDS: 97.0%
	Affiliated Investment Companies: 97.0%
57,479	Voya Emerging Markets Index Portfolio - Class I	643,763	2.0
96,324	Voya Floating Rate Fund - Class I	971,912	3.0
60,255	Voya Global Bond Fund - Class R6	645,930	2.0
197,577	Voya High Yield Bond Fund - Class I	1,628,033	5.1
161,062	Voya International Core Fund - Class I	1,771,679	5.5
98,876	Voya International Index Portfolio - Class I	967,007	3.0
101,175	Voya Large Cap Growth Portfolio - Class I	1,928,392	6.0
115,930	Voya Large Cap Value Fund - Class R6	1,609,104	5.0
71,573	Voya MidCap Opportunities Portfolio - Class I	1,203,144	3.7
111,668	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,285,298	4.0
207,758	Voya Multi-Manager International Equity Fund - Class I	2,416,230	7.5
184,229	Voya Multi-Manager Large Cap Core Portfolio - Class I	2,735,794	8.5
182,783	Voya Multi-Manager Mid Cap Value Fund - Class I	2,639,386	8.2
55,959	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	1,443,752	4.5
45,192	Voya Small Company Portfolio - Class I	958,521	3.0
90,722	@ Voya U.S. Bond Index Portfolio - Class I	968,909	3.0
101,788	Voya U.S. Stock Index Portfolio - Class I	1,446,407	4.5
20,859	VY® Clarion Real Estate Portfolio - Class I	642,460	2.0
58,473	VY® Invesco Comstock Portfolio - Class I	967,721	3.0
86,974	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,419,629	7.5
22,367	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,932,986	6.0

	Total Mutual Funds (Cost $29,695,018)	31,226,057	97.0

	Total Investments in Securities (Cost $30,604,757)	$32,191,725	100.0
	Assets in Excess of Other Liabilities	2,230	–
	Net Assets	$32,193,955	100.0

@	Non-income producing security

Cost for federal income tax purposes is $30,664,128.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,775,536
Gross Unrealized Depreciation	(247,939)

Net Unrealized Appreciation	$1,527,597

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$965,668	$–	$–	$965,668
Mutual Funds	31,226,057	–	–	31,226,057
Total Investments, at fair value	$32,191,725	$–	$–	$32,191,725

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Total Return Bond Portfolio - Class I	$23	$-	$(23)	$-	$-	$-	$-	$-
Voya Emerging Markets Index Portfolio - Class I	-	694,925	(19,990)	(31,172)	643,763	-	148	-
Voya Floating Rate Fund - Class I	572,402	512,935	(101,308)	(12,117)	971,912	20,193	710	-
Voya Global Bond Fund - Class R6	569,002	167,795	(100,813)	9,946	645,930	-	1,126	-
Voya High Yield Bond Fund - Class I	850,366	1,189,029	(379,125)	(32,237)	1,628,033	54,583	(664)	-
Voya High Yield Portfolio - Class I	287,326	5,227	(294,210)	1,657	-	928	(94)	-
Voya International Core Fund - Class I	1,148,642	881,173	(182,347)	(75,789)	1,771,679	-	48,145	-
Voya International Index Portfolio - Class I	871,322	617,496	(458,059)	(63,752)	967,007	5,507	26,472	-
Voya Large Cap Growth Portfolio - Class I	2,054,085	557,260	(526,993)	(155,960)	1,928,392	9,937	144,921	143,739
Voya Large Cap Value Fund - Class R6	1,881,978	464,619	(722,740)	(14,753)	1,609,104	14,026	85,840	-
Voya MidCap Opportunities Portfolio - Class I	2,045,661	306,764	(924,788)	(224,493)	1,203,144	4,654	216,799	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,142,517	921,871	(789,202)	10,112	1,285,298	-	11,388	-
Voya Multi-Manager International Equity Fund - Class I	2,330,562	625,163	(350,775)	(188,720)	2,416,230	-	103,660	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	2,414,708	778,743	(414,801)	(42,856)	2,735,794	6,267	57,911	206,754
Voya Multi-Manager Mid Cap Value Fund - Class I	2,069,929	1,023,464	(566,630)	112,623	2,639,386	-	51,168	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	-	1,635,729	(282,680)	90,703	1,443,752	6,987	21,759	-
Voya RussellTM Mid Cap Index Portfolio - Class I	1,025,573	20,661	(921,158)	(125,076)	-	-	101,089	-
Voya Small Company Portfolio - Class I	879,081	374,011	(129,295)	(165,276)	958,521	3,299	35,523	102,301
Voya U.S. Bond Index Portfolio - Class I	56,455	970,090	(58,185)	549	968,909	-	219	-
Voya U.S. Stock Index Portfolio - Class I	876,093	2,878,010	(2,188,669)	(119,027)	1,446,407	8,749	(73,858)	303,626
VY® Clarion Real Estate Portfolio - Class I	569,907	152,536	(127,816)	47,833	642,460	10,382	25,029	-
VY® Invesco Comstock Portfolio - Class I	-	1,043,073	(147,548)	72,196	967,721	18	12,939	-
VY® JPMorgan Emerging Markets Equity Portfolio - Class I	565,557	11,806	(581,669)	4,306	-	-	(38,908)	-
VY® PIMCO Bond Portfolio - Class I	-	-	-	-	-	-	-	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,025,635	816,467	(295,961)	(126,512)	2,419,629	6,454	79,640	207,514
VY® T. Rowe Price Equity Income Portfolio - Class I	1,303,738	42,871	(1,099,088)	(247,521)	-	-	237,394	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,489,119	880,436	(283,799)	(152,770)	1,932,986	-	119,811	136,521
	$27,029,681	$17,572,154	$(11,947,672)	$(1,428,106)	$31,226,057	$151,984	$1,268,167	$1,100,455

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.0%
5,059	iShares iBoxx High Yield Corporate Bond Fund	$465,175	1.0

	Total Exchange-Traded Funds (Cost $471,677)	465,175	1.0

MUTUAL FUNDS: 99.0%
	Affiliated Investment Companies: 99.0%
80,362	Voya Emerging Markets Index Portfolio - Class I	900,059	2.0
224,452	Voya Floating Rate Fund - Class I	2,264,725	5.0
210,615	Voya Global Bond Fund - Class R6	2,257,796	5.0
331,494	Voya High Yield Bond Fund - Class I	2,731,507	6.1
384,722	Voya Intermediate Bond Fund - Class R6	3,851,072	8.5
81,886	Voya International Core Fund - Class I	900,746	2.0
138,243	Voya International Index Portfolio - Class I	1,352,015	3.0
58,941	Voya Large Cap Growth Portfolio - Class I	1,123,411	2.5
129,658	Voya Large Cap Value Fund - Class R6	1,799,652	4.0
73,384	Voya MidCap Opportunities Portfolio - Class I	1,233,591	2.7
77,464	Voya Multi-Manager International Equity Fund - Class I	900,905	2.0
45,455	Voya Multi-Manager Large Cap Core Portfolio - Class I	675,009	1.5
162,624	Voya Multi-Manager Mid Cap Value Fund - Class I	2,348,294	5.2
43,466	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	1,121,429	2.5
226,586	Voya Short Term Bond Fund - Class R6	2,261,333	5.0
42,121	Voya Small Company Portfolio - Class I	893,381	2.0
781,775	Voya U.S. Bond Index Portfolio - Class I	8,349,354	18.5
63,100	Voya U.S. Stock Index Portfolio - Class I	896,652	2.0
235,681	VY® BlackRock Inflation Protected Bond Portfolio - Class I	2,255,466	5.0
29,164	VY® Clarion Real Estate Portfolio - Class I	898,257	2.0
162,138	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	4,510,668	10.0
13,030	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,126,090	2.5

	Total Mutual Funds (Cost $43,862,375)	44,651,412	99.0

	Total Investments in Securities (Cost $44,334,052)	$45,116,587	100.0
	Liabilities in Excess of Other Assets	(1,529)	–
	Net Assets	$45,115,058	100.0

Cost for federal income tax purposes is $44,721,363.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,187,925
Gross Unrealized Depreciation	(792,701)

Net Unrealized Appreciation	$395,224

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$465,175	$–	$–	$465,175
Mutual Funds	44,651,412	–	–	44,651,412
Total Investments, at fair value	$45,116,587	$–	$–	$45,116,587

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
ING Total Return Bond Portfolio - Class I	$2,507,943	$24,874	$(2,642,929)	$110,112	$-	$-	$(88,398)	$-
Voya Emerging Markets Index Portfolio - Class I	-	957,653	(13,960)	(43,634)	900,059	-	201	-
Voya Floating Rate Fund - Class I	1,391,965	1,144,272	(236,012)	(35,500)	2,264,725	45,204	9,481	-
Voya Global Bond Fund - Class R6	2,306,122	377,195	(476,745)	51,224	2,257,796	-	(3,820)	-
Voya High Yield Bond Fund - Class I	1,796,115	1,640,221	(657,868)	(46,961)	2,731,507	96,311	(2,053)	-
Voya High Yield Portfolio - Class I	464,809	1,026	(468,809)	2,974	-	1,477	(489)	-
Voya Intermediate Bond Fund - Class R6	3,450,232	1,015,148	(718,865)	104,557	3,851,072	96,739	(6,699)	-
Voya International Core Fund - Class I	888,048	221,689	(144,325)	(64,666)	900,746	-	44,948	-
Voya International Index Portfolio - Class I	941,177	752,022	(268,022)	(73,162)	1,352,015	7,118	31,121	-
Voya Large Cap Growth Portfolio - Class I	1,308,048	210,913	(309,401)	(86,149)	1,123,411	5,658	81,923	81,837
Voya Large Cap Value Fund - Class R6	1,055,798	985,112	(317,026)	75,768	1,799,652	15,759	13,383	-
Voya MidCap Opportunities Portfolio - Class I	1,894,854	202,349	(702,486)	(161,126)	1,233,591	5,237	165,485	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	925,906	76,419	(956,109)	(46,216)	-	-	(721)	-
Voya Multi-Manager International Equity Fund - Class I	944,279	140,356	(120,701)	(63,029)	900,905	-	33,332	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	1,367,447	136,763	(754,638)	(74,563)	675,009	1,511	58,780	49,857
Voya Multi-Manager Mid Cap Value Fund - Class I	1,917,541	1,040,480	(703,153)	93,426	2,348,294	-	78,000	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	-	1,368,053	(320,581)	73,957	1,121,429	5,942	22,238	-
Voya RussellTM Mid Cap Index Portfolio - Class I	1,662,370	15,829	(1,473,996)	(204,203)	-	-	165,982	-
Voya Short Term Bond Fund - Class R6	2,308,210	357,244	(396,432)	(7,689)	2,261,333	29,979	967	-
Voya Small Company Portfolio - Class I	949,986	281,548	(167,889)	(170,264)	893,381	3,166	45,092	98,174
Voya U.S. Bond Index Portfolio - Class I	5,778,685	4,169,146	(1,810,965)	212,488	8,349,354	49,898	(62,807)	-
Voya U.S. Stock Index Portfolio - Class I	1,419,967	2,818,667	(3,251,530)	(90,452)	896,652	8,810	(114,447)	305,718
VY® BlackRock Inflation Protected Bond Portfolio - Class I	2,269,701	348,230	(455,244)	92,779	2,255,466	33,837	(55,491)	-
VY® Clarion Real Estate Portfolio - Class I	923,714	117,770	(218,962)	75,735	898,257	14,188	37,663	-
VY® PIMCO Bond Portfolio - Class I	-	2,596,181	(2,596,181)	-	-	47,646	(1,210)	1,685
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,814,297	2,621,268	(738,859)	(186,038)	4,510,668	11,760	135,636	378,114
VY® T. Rowe Price Equity Income Portfolio - Class I	821,698	29,446	(719,830)	(131,314)	-	-	134,423	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,086,416	338,476	(203,267)	(95,535)	1,126,090	-	66,073	78,619
	$43,195,328	$23,988,350	$(21,844,785)	$(687,481)	$44,651,412	$480,240	$788,593	$994,004

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2015 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.0%
63,471	iShares iBoxx High Yield Corporate Bond Fund	$5,836,158	1.0

	Total Exchange-Traded Funds
	(Cost $5,917,827)	5,836,158	1.0

MUTUAL FUNDS: 98.9%
	Affiliated Investment Companies: 98.9%
2,980,477	Voya Floating Rate Fund - Class I	30,073,016	5.0
3,356,030	Voya Global Bond Fund - Class R6	35,976,642	6.0
2,933,645	Voya High Yield Bond Fund - Class I	24,173,234	4.0
5,108,599	Voya Intermediate Bond Fund - Class R6	51,137,072	8.5
1,631,021	Voya International Core Fund - Class I	17,941,236	3.0
611,876	Voya International Index Portfolio - Class I	5,984,148	1.0
939,197	Voya Large Cap Growth Portfolio - Class I	17,901,102	3.0
1,506,477	Voya Large Cap Value Fund - Class R6	20,909,905	3.5
1,240,199	Voya MidCap Opportunities Portfolio - Class I	20,847,739	3.5
2,057,254	Voya Multi-Manager International Equity Fund - Class I	23,925,865	4.0
1,690,042	Voya Multi-Manager Large Cap Core Portfolio - Class I	25,097,122	4.2
1,439,646	Voya Multi-Manager Mid Cap Value Fund - Class I	20,788,492	3.4
4,814,027	Voya Short Term Bond Fund - Class R6	48,043,985	8.0
8,023,192	Voya U.S. Bond Index Portfolio - Class I	85,687,694	14.3
2,945,279	Voya U.S. Stock Index Portfolio - Class I	41,852,421	7.0
5,007,259	VY® BlackRock Inflation Protected Bond Portfolio - Class I	47,919,468	8.0
387,266	VY® Clarion Real Estate Portfolio - Class I	11,927,807	2.0
1,722,380	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	47,916,620	8.0
173,027	VY® T. Rowe Price Growth Equity Portfolio - Class I	14,953,006	2.5

	Total Mutual Funds
	(Cost $582,166,024)	593,056,574	98.9

	Total Investments in Securities (Cost $588,083,851)	$598,892,732	99.9
	Assets in Excess of Other Liabilities	422,234	0.1
	Net Assets	$599,314,966	100.0

Cost for federal income tax purposes is $591,696,659.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$19,730,845
Gross Unrealized Depreciation	(12,534,772)

Net Unrealized Appreciation	$7,196,073

Voya Solution 2015 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,836,158	$–	$–	$5,836,158
Mutual Funds	593,056,574	–	–	593,056,574
Total Investments, at fair value	$598,892,732	$–	$–	$598,892,732

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Total Return Bond Portfolio - Class I	$34,681,064	$20,738	$(36,196,798)	$1,494,996	$-	$-	$(1,199,776)	$-
Voya Floating Rate Fund - Class I	20,164,386	14,240,216	(3,919,378)	(412,208)	30,073,016	618,285	65,721	-
Voya Global Bond Fund - Class R6	40,085,503	3,868,264	(8,993,412)	1,016,287	35,976,642	-	(174,195)	-
Voya High Yield Bond Fund - Class I	12,977,980	19,699,750	(8,043,095)	(461,401)	24,173,234	770,553	(23,871)	-
Voya High Yield Portfolio - Class I	6,748,373	3,950	(6,787,420)	35,097	-	21,321	663	-
Voya Intermediate Bond Fund - Class R6	44,982,715	15,170,073	(10,446,384)	1,430,668	51,137,072	1,311,900	(115,468)	-
Voya International Core Fund - Class I	13,522,611	8,774,108	(3,117,365)	(1,238,118)	17,941,236	-	995,677	-
Voya International Index Portfolio - Class I	20,477,195	6,729,130	(18,990,152)	(2,232,025)	5,984,148	-	1,997,016	-
Voya Large Cap Growth Portfolio - Class I	22,410,114	2,239,260	(5,222,927)	(1,525,345)	17,901,102	91,991	1,484,781	1,330,608
Voya Large Cap Value Fund - Class R6	10,205,385	13,861,022	(3,392,211)	235,709	20,909,905	188,348	802,325	-
Voya MidCap Opportunities Portfolio - Class I	27,465,077	4,256,020	(8,355,988)	(2,517,370)	20,847,739	107,004	2,972,240	-
Voya Multi-Manager International Equity Fund - Class I	27,385,278	2,333,478	(4,063,068)	(1,729,823)	23,925,865	-	937,615	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	36,911,632	2,812,440	(13,424,934)	(1,202,016)	25,097,122	57,333	1,140,083	1,891,513
Voya Multi-Manager Mid Cap Value Fund - Class I	27,788,556	3,801,263	(10,465,039)	(336,288)	20,788,492	-	2,078,267	-
Voya RussellTM Mid Cap Index Portfolio - Class I	6,884,519	3,950	(6,052,308)	(836,161)	-	-	681,372	-
Voya Short Term Bond Fund - Class R6	46,813,984	11,058,222	(9,662,150)	(166,071)	48,043,985	648,693	20,421	-
Voya U.S. Bond Index Portfolio - Class I	83,532,718	47,356,928	(49,017,662)	3,815,710	85,687,694	547,354	(1,878,515)	-
Voya U.S. Stock Index Portfolio - Class I	13,724,034	37,343,114	(7,477,252)	(1,737,475)	41,852,421	119,362	274,734	4,142,418
VY® BlackRock Inflation Protected Bond Portfolio - Class I	52,447,032	4,243,531	(10,603,612)	1,832,517	47,919,468	747,342	(951,355)	-
VY® Clarion Real Estate Portfolio - Class I	13,388,117	847,771	(3,239,986)	931,905	11,927,807	192,239	647,155	-
VY® PIMCO Bond Portfolio - Class I	-	30,042,276	(30,042,276)	-	-	547,898	4,906	19,381
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	40,789,755	18,500,667	(10,225,791)	(1,148,011)	47,916,620	127,474	603,729	4,098,568
VY® T. Rowe Price Equity Income Portfolio - Class I	13,615,205	119,183	(11,184,637)	(2,549,751)	-	-	2,589,979	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	15,743,390	3,535,550	(2,829,449)	(1,496,485)	14,953,006	-	1,145,952	1,051,284
	$632,744,623	$250,860,904	$(281,753,294)	$(8,795,659)	$593,056,574	$6,097,097	$14,099,456	$12,533,772

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Solution 2020 Portfolio	as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.1%
75	iShares iBoxx High Yield Corporate Bond Fund	$6,896	1.1

	Total Exchange-Traded Funds
	(Cost $7,049)	6,896	1.1

MUTUAL FUNDS: 98.8%
	Affiliated Investment Companies: 98.8%
3,012	Voya Floating Rate Fund - Class I	30,387	5.0
3,391	Voya Global Bond Fund - Class R6	36,355	6.0
2,966	Voya High Yield Bond Fund - Class I	24,437	4.0
2,733	Voya Intermediate Bond Fund - Class R6	27,355	4.5
1,923	Voya International Core Fund - Class I	21,152	3.5
1,855	Voya International Index Portfolio - Class I	18,142	3.0
1,740	Voya Large Cap Growth Portfolio - Class I	33,163	5.5
1,522	Voya Large Cap Value Fund - Class R6	21,130	3.5
1,074	Voya MidCap Opportunities Portfolio - Class I	18,058	3.0
2,339	Voya Multi-Manager International Equity Fund - Class I	27,200	4.5
2,033	Voya Multi-Manager Large Cap Core Portfolio - Class I	30,192	5.0
2,078	Voya Multi-Manager Mid Cap Value Fund - Class I	30,010	4.9
467	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	12,038	2.0
3,648	Voya Short Term Bond Fund - Class R6	36,410	6.0
848	Voya Small Company Portfolio - Class I	17,983	2.9
4,252	Voya U.S. Bond Index Portfolio - Class I	45,406	7.5
1,276	Voya U.S. Stock Index Portfolio - Class I	18,125	3.0
4,427	VY® BlackRock Inflation Protected Bond Portfolio - Class I	42,371	7.0
391	VY® Clarion Real Estate Portfolio - Class I	12,053	2.0
1,097	VY® Invesco Comstock Portfolio - Class I	18,155	3.0
2,176	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	60,526	10.0
210	VY® T. Rowe Price Growth Equity Portfolio - Class I	18,132	3.0

	Total Mutual Funds
	(Cost $605,687)	598,780	98.8

	Total Investments in Securities (Cost $612,736)	$605,676	99.9
	Assets in Excess of Other Liabilities	397	0.1
	Net Assets	$606,073	100.0

Cost for federal income tax purposes is $612,836.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,557
Gross Unrealized Depreciation	(10,717)

Net Unrealized Depreciation	$(7,160)

Voya Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,896	$–	$–	$6,896
Mutual Funds	598,780	–	–	598,780
Total Investments, at fair value	$605,676	$–	$–	$605,676

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Total Return Bond Portfolio - Class I	$443	$-	$(460)	$17	$-	$-	$(14)	$-
Voya Floating Rate Fund - Class I	541	30,362	(221)	(295)	30,387	327	9	-
Voya Global Bond Fund - Class R6	1,075	36,607	(536)	(791)	36,355	-	-	-
Voya High Yield Bond Fund - Class I	362	25,397	(587)	(735)	24,437	451	(3)	-
Voya High Yield Portfolio - Class I	161	-	(161)	-	-	1	-	-
Voya Intermediate Bond Fund - Class R6	760	27,086	(391)	(100)	27,355	340	(4)	-
Voya International Core Fund - Class I	349	21,339	(26)	(510)	21,152	-	8	-
Voya International Index Portfolio - Class I	549	18,619	(274)	(752)	18,142	3	43	-
Voya Large Cap Growth Portfolio - Class I	878	34,200	(1,613)	(302)	33,163	154	200	2,228
Voya Large Cap Value Fund - Class R6	593	20,332	(609)	814	21,130	116	76	-
Voya MidCap Opportunities Portfolio - Class I	828	17,378	(735)	587	18,058	2	233	-
Voya Multi-Manager International Equity Fund - Class I	734	27,676	(25)	(1,185)	27,200	-	12	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	1,063	30,925	(1,363)	(433)	30,192	62	125	2,057
Voya Multi-Manager Mid Cap Value Fund - Class I	838	29,437	(522)	257	30,010	-	121	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	-	11,876	(389)	551	12,038	2	31	-
Voya RussellTM Mid Cap Index Portfolio - Class I	185	-	(163)	(22)	-	-	18	-
Voya Short Term Bond Fund - Class R6	1,076	35,952	(415)	(203)	36,410	234	(1)	-
Voya Small Company Portfolio - Class I	738	23,603	(6,192)	(166)	17,983	3	445	78
Voya U.S. Bond Index Portfolio - Class I	1,147	44,315	(65)	9	45,406	189	(2)	-
Voya U.S. Stock Index Portfolio - Class I	368	19,601	(669)	(1,175)	18,125	47	(9)	1,621
VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,232	42,305	(80)	(1,086)	42,371	579	(11)	-
VY® Clarion Real Estate Portfolio - Class I	359	12,003	(17)	(292)	12,053	176	8	-
VY® Invesco Comstock Portfolio - Class I	-	17,818	(468)	805	18,155	-	44	-
VY® PIMCO Bond Portfolio - Class I	-	6,225	(6,225)	-	-	119	(107)	4
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,276	63,055	(770)	(3,035)	60,526	146	99	4,679
VY® T. Rowe Price Equity Income Portfolio - Class I	593	-	(437)	(156)	-	-	144	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	703	18,465	(1,006)	(30)	18,132	-	211	1,182
	$16,851	$614,576	$(24,419)	$(8,228)	$598,780	$2,951	$1,676	$11,849

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Solution 2025 Portfolio	as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.0%
128,137	iShares iBoxx High Yield Corporate Bond Fund	$11,782,197	1.0

	Total Exchange-Traded Funds
	(Cost $11,936,537)	11,782,197	1.0

MUTUAL FUNDS: 98.9%
	Affiliated Investment Companies: 98.9%
2,144,973	Voya Emerging Markets Index Portfolio - Class I	24,023,701	2.0
5,991,047	Voya Floating Rate Fund - Class I	60,449,668	5.0
6,745,867	Voya Global Bond Fund - Class R6	72,315,693	6.0
5,898,246	Voya High Yield Bond Fund - Class I	48,601,547	4.0
3,624,294	Voya Intermediate Bond Fund - Class R6	36,279,178	3.0
4,917,679	Voya International Core Fund - Class I	54,094,468	4.5
4,919,826	Voya International Index Portfolio - Class I	48,115,898	4.0
3,775,622	Voya Large Cap Growth Portfolio - Class I	71,963,365	6.0
3,893,264	Voya Large Cap Value Fund - Class R6	54,038,501	4.5
2,136,751	Voya MidCap Opportunities Portfolio - Class I	35,918,776	3.0
1,041,800	Voya Multi-Manager Emerging Markets Equity Fund - Class I	11,991,121	1.0
5,685,906	Voya Multi-Manager International Equity Fund - Class I	66,127,089	5.5
4,852,957	Voya Multi-Manager Large Cap Core Portfolio - Class I	72,066,407	6.0
4,960,674	Voya Multi-Manager Mid Cap Value Fund - Class I	71,632,139	5.9
1,392,175	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	35,918,120	3.0
7,257,466	Voya Short Term Bond Fund - Class R6	72,429,510	6.0
1,686,511	Voya Small Company Portfolio - Class I	35,770,905	3.0
5,638,861	Voya U.S. Bond Index Portfolio - Class I	60,223,040	5.0
2,537,221	Voya U.S. Stock Index Portfolio - Class I	36,053,910	3.0
778,415	VY® Clarion Real Estate Portfolio - Class I	23,975,173	2.0
2,182,081	VY® Invesco Comstock Portfolio - Class I	36,113,434	3.0
4,327,621	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	120,394,426	10.0
486,910	VY® T. Rowe Price Growth Equity Portfolio - Class I	42,078,803	3.5

	Total Mutual Funds
	(Cost $1,126,185,126)	1,190,574,872	98.9

	Total Investments in Securities (Cost $1,138,121,663)	$1,202,357,069	99.9
	Assets in Excess of Other Liabilities	989,462	0.1
	Net Assets	$1,203,346,531	100.0

Cost for federal income tax purposes is $1,144,036,585.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$64,173,315
Gross Unrealized Depreciation	(5,852,831)

Net Unrealized Appreciation	$58,320,484

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$11,782,197	$–	$–	$11,782,197
Mutual Funds	1,190,574,872	–	–	1,190,574,872
Total Investments, at fair value	$1,202,357,069	$–	$–	$1,202,357,069

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Total Return Bond Portfolio - Class I	$15,790,208	$18,952	$(16,580,559)	$771,399	$-	$-	$(636,616)	$-
Voya Emerging Markets Index Portfolio - Class I	-	25,514,262	(327,299)	(1,163,262)	24,023,701	-	2,423	-
Voya Floating Rate Fund - Class I	38,553,588	29,207,761	(6,513,560)	(798,121)	60,449,668	1,223,016	101,173	-
Voya Global Bond Fund - Class R6	76,646,181	7,801,291	(14,045,295)	1,913,516	72,315,693	-	(331,956)	-
Voya High Yield Bond Fund - Class I	25,468,582	36,754,747	(12,665,510)	(956,272)	48,601,547	1,529,203	(43,072)	-
Voya High Yield Portfolio - Class I	12,901,691	15,161	(12,987,800)	70,948	-	40,836	(2,437)	-
Voya Intermediate Bond Fund - Class R6	38,227,236	3,284,578	(6,306,988)	1,074,352	36,279,178	938,014	(86,985)	-
Voya International Core Fund - Class I	32,688,455	30,899,883	(6,662,836)	(2,831,034)	54,094,468	-	2,260,859	-
Voya International Index Portfolio - Class I	45,683,098	18,181,793	(12,040,398)	(3,708,595)	48,115,898	284,479	2,062,674	-
Voya Large Cap Growth Portfolio - Class I	72,507,035	14,809,071	(11,480,601)	(3,872,140)	71,963,365	370,594	4,076,655	5,360,490
Voya Large Cap Value Fund - Class R6	58,541,832	3,513,434	(9,919,508)	1,902,743	54,038,501	484,144	1,213,590	-
Voya MidCap Opportunities Portfolio - Class I	72,202,139	8,572,660	(35,612,147)	(9,243,876)	35,918,776	141,997	8,628,215	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	25,668,674	14,944,518	(28,015,156)	(606,915)	11,991,121	-	207,403	-
Voya Multi-Manager International Equity Fund - Class I	78,544,436	7,021,240	(14,208,881)	(5,229,706)	66,127,089	-	2,822,444	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	81,032,682	8,689,689	(16,081,946)	(1,574,018)	72,066,407	164,976	1,988,573	5,442,808
Voya Multi-Manager Mid Cap Value Fund - Class I	73,046,954	8,894,152	(10,507,928)	198,961	71,632,139	-	4,082,225	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	-	38,018,505	(4,578,217)	2,477,832	35,918,120	169,533	298,386	-
Voya RussellTM Mid Cap Index Portfolio - Class I	13,162,641	15,161	(11,586,837)	(1,590,965)	-	-	1,292,989	-
Voya Short Term Bond Fund - Class R6	76,724,407	8,140,191	(12,194,518)	(240,570)	72,429,510	972,902	23,502	-
Voya Small Company Portfolio - Class I	52,656,518	10,119,164	(14,078,095)	(12,926,682)	35,770,905	169,936	6,672,039	5,269,703
Voya U.S. Bond Index Portfolio - Class I	57,680,289	20,670,042	(20,329,570)	2,202,279	60,223,040	451,182	(792,130)	-
Voya U.S. Stock Index Portfolio - Class I	26,240,776	59,277,073	(46,397,255)	(3,066,684)	36,053,910	171,729	(1,281,292)	5,959,808
VY® Clarion Real Estate Portfolio - Class I	25,601,502	1,817,441	(5,181,771)	1,738,001	23,975,173	387,168	1,363,760	-
VY® Invesco Comstock Portfolio - Class I	-	38,720,452	(5,533,071)	2,926,053	36,113,434	667	461,468	-
VY® JPMorgan Emerging Markets Equity Portfolio - Class I	12,707,246	15,161	(12,648,677)	(73,730)	-	-	(683,356)	-
VY® PIMCO Bond Portfolio - Class I	-	20,542,208	(20,542,208)	-	-	383,718	(6,793)	13,574
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	103,987,386	40,344,754	(15,893,536)	(8,044,178)	120,394,426	320,957	6,468,193	10,319,480
VY® T. Rowe Price Equity Income Portfolio - Class I	39,051,003	89,489	(30,086,166)	(9,054,326)	-	-	8,258,629	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	53,500,839	6,455,785	(10,953,238)	(6,924,583)	42,078,803	-	5,552,600	2,954,615
	$1,208,815,398	$462,348,618	$(423,959,571)	$(56,629,573)	$1,190,574,872	$8,205,051	$53,973,163	$35,320,478

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.0%
31	iShares iBoxx High Yield Corporate Bond Fund	$2,850	1.0
85	iShares Russell 1000 Value Index Fund	8,508	3.0

	Total Exchange-Traded Funds
	(Cost $11,150)	11,358	4.0

MUTUAL FUNDS: 95.6%
		Affiliated Investment Companies: 95.6%
504	Voya Emerging Markets Index Portfolio - Class I	5,647	2.0
1,408	Voya Floating Rate Fund - Class I	14,208	5.0
1,387	Voya High Yield Bond Fund - Class I	11,425	4.0
852	Voya Intermediate Bond Fund - Class R6	8,527	3.0
1,284	Voya International Core Fund - Class I	14,127	5.0
1,156	Voya International Index Portfolio - Class I	11,309	4.0
998	Voya Large Cap Growth Portfolio - Class I	19,028	6.7
915	Voya Large Cap Value Fund - Class R6	12,700	4.5
502	Voya MidCap Opportunities Portfolio - Class I	8,442	3.0
490	Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,637	2.0
1,458	Voya Multi-Manager International Equity Fund - Class I	16,955	6.0
1,331	Voya Multi-Manager Large Cap Core Portfolio - Class I	19,761	6.9
1,166	Voya Multi-Manager Mid Cap Value Fund - Class I	16,837	5.9
327	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	8,442	3.0
1,706	Voya Short Term Bond Fund - Class R6	17,023	6.0
396	Voya Small Company Portfolio - Class I	8,408	2.9
796	@ Voya U.S. Bond Index Portfolio - Class I	8,498	3.0
396	Voya U.S. Stock Index Portfolio - Class I	5,625	2.0
183	VY® Clarion Real Estate Portfolio - Class I	5,635	2.0
513	VY® Invesco Comstock Portfolio - Class I	8,488	3.0
1,017	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	28,297	10.0
188	VY® T. Rowe Price Growth Equity Portfolio - Class I	16,248	5.7

	Total Mutual Funds (Cost $272,688)	271,267	95.6

	Total Investments in Securities (Cost $283,838)	$282,625	99.6
	Assets in Excess of Other Liabilities	1,193	0.4
	Net Assets	$283,818	100.0

@	Non-income producing security

Cost for federal income tax purposes is $284,011.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$2,782
Gross Unrealized Depreciation	(4,168)

Net Unrealized Depreciation	$(1,386)

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$11,358	$–	$–	$11,358
Mutual Funds	271,267	–	–	271,267
Total Investments, at fair value	$282,625	$–	$–	$282,625

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Total Return Bond Portfolio - Class I	$143	$-	$(151)	$8	$-	$-	$(6)	$-
Voya Emerging Markets Index Portfolio - Class I	-	5,927	(7)	(273)	5,647	-	-	-
Voya Floating Rate Fund - Class I	582	13,897	(128)	(143)	14,208	166	5	-
Voya High Yield Bond Fund - Class I	391	11,518	(135)	(349)	11,425	227	-	-
Voya High Yield Portfolio - Class I	195	-	(196)	1	-	1	-	-
Voya Intermediate Bond Fund - Class R6	385	11,005	(2,829)	(34)	8,527	120	17	-
Voya International Core Fund - Class I	698	13,801	(25)	(347)	14,127	-	11	-
Voya International Index Portfolio - Class I	690	11,250	(158)	(473)	11,309	5	33	-
Voya Large Cap Growth Portfolio - Class I	1,444	18,693	(796)	(313)	19,028	94	255	1,360
Voya Large Cap Value Fund - Class R6	1,190	12,029	(994)	475	12,700	75	106	-
Voya MidCap Opportunities Portfolio - Class I	1,091	7,766	(585)	170	8,442	2	223	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	582	5,457	(409)	7	5,637	-	5	-
Voya Multi-Manager International Equity Fund - Class I	1,187	16,551	(28)	(755)	16,955	-	13	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	829	19,897	(713)	(252)	19,761	43	87	1,432
Voya Multi-Manager Mid Cap Value Fund - Class I	1,104	15,712	(182)	203	16,837	-	83	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	-	8,227	(218)	433	8,442	3	17	-
Voya RussellTM Mid Cap Index Portfolio - Class I	199	-	(175)	(24)	-	-	19	-
Voya Short Term Bond Fund - Class R6	1,159	16,174	(212)	(98)	17,023	120	-	-
Voya Small Company Portfolio - Class I	796	10,686	(2,849)	(225)	8,408	3	320	84
Voya U.S. Bond Index Portfolio - Class I	584	10,967	(3,058)	5	8,498	1	14	-
Voya U.S. Stock Index Portfolio - Class I	793	21,459	(16,281)	(346)	5,625	54	(1,119)	1,882
VY® Clarion Real Estate Portfolio - Class I	397	5,369	(21)	(110)	5,635	87	10	-
VY® Invesco Comstock Portfolio - Class I	-	8,250	(186)	424	8,488	-	20	-
VY® JPMorgan Emerging Markets Equity Portfolio - Class I	192	-	(191)	(1)	-	-	(10)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,571	28,589	(341)	(1,522)	28,297	72	118	2,327
VY® T. Rowe Price Equity Income Portfolio - Class I	885	4	(655)	(234)	-	-	227	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,061	15,864	(587)	(90)	16,248	-	252	1,121
	$18,148	$289,092	$(32,110)	$(3,863)	$271,267	$1,073	$700	$8,206

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.0%
322,862	iShares Russell 1000 Value Index Fund	$32,315,258	3.0

	Total Exchange-Traded Funds
	(Cost $30,450,150)	32,315,258	3.0

MUTUAL FUNDS: 97.0%
	Affiliated Investment Companies: 97.0%
1,924,096	Voya Emerging Markets Index Portfolio - Class I	21,549,877	2.0
5,374,218	Voya Floating Rate Fund - Class I	54,225,861	5.0
5,290,472	Voya High Yield Bond Fund - Class I	43,593,493	4.0
6,616,900	Voya International Core Fund - Class I	72,785,903	6.7
4,413,183	Voya International Index Portfolio - Class I	43,160,926	4.0
3,951,287	Voya Large Cap Growth Portfolio - Class I	75,311,529	7.0
3,881,587	Voya Large Cap Value Fund - Class R6	53,876,422	5.0
1,916,719	Voya MidCap Opportunities Portfolio - Class I	32,220,048	3.0
3,738,069	Voya Multi-Manager Emerging Markets Equity Fund - Class I	43,025,173	4.0
7,650,572	Voya Multi-Manager International Equity Fund - Class I	88,976,152	8.3
4,353,208	Voya Multi-Manager Large Cap Core Portfolio - Class I	64,645,136	6.0
4,449,857	Voya Multi-Manager Mid Cap Value Fund - Class I	64,255,934	6.0
1,248,816	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	32,219,461	3.0
2,170,022	Voya Short Term Bond Fund - Class R6	21,656,816	2.0
1,512,866	Voya Small Company Portfolio - Class I	32,087,882	3.0
3,036,923	@ Voya U.S. Bond Index Portfolio - Class I	32,434,334	3.0
3,028,019	Voya U.S. Stock Index Portfolio - Class I	43,028,147	4.0
698,255	VY® Clarion Real Estate Portfolio - Class I	21,506,242	2.0
1,957,372	VY® Invesco Comstock Portfolio - Class I	32,394,508	3.0
3,881,967	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	107,996,311	10.0
748,747	VY® T. Rowe Price Growth Equity Portfolio - Class I	64,706,719	6.0

	Total Mutual Funds
	(Cost $972,728,658)	1,045,656,874	97.0

	Total Investments in Securities (Cost $1,003,178,808)	$1,077,972,132	100.0
	Assets in Excess of Other Liabilities	51,851	–
	Net Assets	$1,078,023,983	100.0

@	Non-income producing security

Cost for federal income tax purposes is $1,007,757,684.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$80,460,187
Gross Unrealized Depreciation	(10,245,739)

Net Unrealized Appreciation	$70,214,448

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$32,315,258	$–	$–	$32,315,258
Mutual Funds	1,045,656,874	–	–	1,045,656,874
Total Investments, at fair value	$1,077,972,132	$–	$–	$1,077,972,132

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$-	$22,909,661	$(316,867)	$(1,042,917)	$21,549,877	$-	$1,986	$-
Voya Floating Rate Fund - Class I	34,113,339	27,152,049	(6,314,687)	(724,840)	54,225,861	1,091,213	97,684	-
Voya High Yield Bond Fund - Class I	22,160,445	32,495,189	(10,203,611)	(858,530)	43,593,493	1,371,534	(44,272)	-
Voya High Yield Portfolio - Class I	11,415,890	17,599	(11,493,402)	59,913	-	35,914	323	-
Voya Intermediate Bond Fund - Class R6	3,675,709	8,504,959	(12,217,838)	37,170	-	127,784	242,753	-
Voya International Core Fund - Class I	69,312,161	17,450,816	(11,277,042)	(2,700,032)	72,785,903	-	1,179,996	-
Voya International Index Portfolio - Class I	57,744,457	17,240,900	(27,351,818)	(4,472,613)	43,160,926	251,479	2,466,016	-
Voya Large Cap Growth Portfolio - Class I	87,490,072	9,498,608	(15,569,645)	(6,107,506)	75,311,529	386,882	5,885,780	5,596,101
Voya Large Cap Value Fund - Class R6	71,944,167	4,665,146	(21,367,476)	(1,365,415)	53,876,422	477,229	3,834,333	-
Voya MidCap Opportunities Portfolio - Class I	63,888,802	2,322,901	(25,517,663)	(8,473,992)	32,220,048	126,055	7,925,851	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	45,423,619	27,766,104	(30,099,327)	(65,223)	43,025,173	-	682,594	-
Voya Multi-Manager International Equity Fund - Class I	69,498,680	34,236,530	(10,627,361)	(4,131,697)	88,976,152	-	2,087,952	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	59,558,526	17,592,978	(11,831,071)	(675,297)	64,645,136	147,622	1,396,325	4,870,263
Voya Multi-Manager Mid Cap Value Fund - Class I	64,637,952	8,208,406	(8,589,194)	(1,230)	64,255,934	-	3,772,927	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	-	33,618,613	(3,609,026)	2,209,874	32,219,461	151,188	232,408	-
Voya RussellTM Mid Cap Index Portfolio - Class I	11,647,216	20,666	(10,256,327)	(1,411,555)	-	-	1,148,749	-
Voya Short Term Bond Fund - Class R6	22,628,967	2,677,642	(3,577,724)	(72,069)	21,656,816	288,270	6,943	-
Voya Small Company Portfolio - Class I	46,593,568	9,397,153	(16,085,697)	(7,817,142)	32,087,882	151,931	2,212,529	4,711,260
Voya U.S. Bond Index Portfolio - Class I	17,092,135	32,434,334	(17,240,268)	148,133	32,434,334	-	82,397	-
Voya U.S. Stock Index Portfolio - Class I	46,439,143	91,855,884	(90,821,872)	(4,445,008)	43,028,147	276,602	(2,383,996)	9,599,367
VY® Clarion Real Estate Portfolio - Class I	22,652,115	1,712,195	(3,572,445)	714,377	21,506,242	346,452	2,018,801	-
VY® Invesco Comstock Portfolio - Class I	-	34,774,283	(4,976,277)	2,596,502	32,394,508	596	429,022	-
VY® JPMorgan Emerging Markets Equity Portfolio - Class I	22,484,607	41,332	(22,462,513)	(63,426)	-	-	(1,269,895)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	92,012,545	36,234,651	(15,118,780)	(5,132,105)	107,996,311	287,200	3,650,202	9,234,109
VY® T. Rowe Price Equity Income Portfolio - Class I	54,709,908	308,621	(40,818,166)	(14,200,363)	-	-	13,672,598	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	65,098,149	13,103,257	(6,131,428)	(7,363,259)	64,706,719	-	5,536,620	4,523,783
	$1,062,222,172	$486,240,477	$(437,447,525)	$(65,358,250)	$1,045,656,874	$5,517,951	$54,866,626	$38,534,883

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Solution 2040 Portfolio	as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
154	iShares Russell 1000 Value Index Fund	$15,414	2.0

	Total Exchange-Traded Funds
	(Cost $14,962)	15,414	2.0

MUTUAL FUNDS: 97.8%
	Affiliated Investment Companies: 97.8%
1,374	Voya Emerging Markets Index Portfolio - Class I	15,392	2.0
1,535	Voya Floating Rate Fund - Class I	15,487	2.0
3,778	Voya High Yield Bond Fund - Class I	31,135	4.0
4,726	Voya International Core Fund - Class I	51,988	6.7
3,152	Voya International Index Portfolio - Class I	30,828	4.0
3,024	Voya Large Cap Growth Portfolio - Class I	57,636	7.5
4,157	Voya Large Cap Value Fund - Class R6	57,698	7.5
1,369	Voya MidCap Opportunities Portfolio - Class I	23,014	3.0
2,670	Voya Multi-Manager Emerging Markets Equity Fund - Class I	30,732	4.0
5,464	Voya Multi-Manager International Equity Fund - Class I	63,552	8.2
3,498	Voya Multi-Manager Large Cap Core Portfolio - Class I	51,946	6.7
3,708	Voya Multi-Manager Mid Cap Value Fund - Class I	53,545	6.9
1,189	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	30,685	4.0
1,441	Voya Small Company Portfolio - Class I	30,558	4.0
2,169	@ Voya U.S. Bond Index Portfolio - Class I	23,167	3.0
2,705	Voya U.S. Stock Index Portfolio - Class I	38,434	5.0
499	VY® Clarion Real Estate Portfolio - Class I	15,361	2.0
1,398	VY® Invesco Comstock Portfolio - Class I	23,139	3.0
2,010	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	55,926	7.3
624	VY® T. Rowe Price Growth Equity Portfolio - Class I	53,921	7.0

	Total Mutual Funds
	(Cost $761,724)	754,144	97.8

	Total Investments in Securities (Cost $776,686)	$769,558	99.8
	Assets in Excess of Other Liabilities	1,427	0.2
	Net Assets	$770,985	100.0

@	Non-income producing security

Cost for federal income tax purposes is $777,897.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,816
Gross Unrealized Depreciation	(14,155)

Net Unrealized Depreciation	$(8,339)

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$15,414	$–	$–	$15,414
Mutual Funds	754,144	–	–	754,144
Total Investments, at fair value	$769,558	$–	$–	$769,558

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$-	$16,162	$(11)	$(759)	$15,392	$-	$-	$-
Voya Floating Rate Fund - Class I	-	16,271	(655)	(129)	15,487	89	(1)	-
Voya High Yield Bond Fund - Class I	413	33,382	(1,766)	(894)	31,135	533	(7)	-
Voya High Yield Portfolio - Class I	206	-	(207)	1	-	1	-	-
Voya International Core Fund - Class I	1,264	54,647	(2,365)	(1,558)	51,988	-	318	-
Voya International Index Portfolio - Class I	1,043	32,742	(1,707)	(1,250)	30,828	5	94	-
Voya Large Cap Growth Portfolio - Class I	1,790	61,569	(5,047)	(676)	57,636	253	389	3,653
Voya Large Cap Value Fund - Class R6	1,403	61,318	(6,690)	1,667	57,698	297	444	-
Voya MidCap Opportunities Portfolio - Class I	1,258	23,075	(1,856)	537	23,014	2	366	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	820	32,229	(2,068)	(249)	30,732	-	155	-
Voya Multi-Manager International Equity Fund - Class I	1,255	68,189	(2,963)	(2,929)	63,552	-	317	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	1,619	55,338	(4,250)	(761)	51,946	101	131	3,338
Voya Multi-Manager Mid Cap Value Fund - Class I	1,273	54,853	(2,762)	181	53,545	-	280	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	-	31,560	(2,063)	1,188	30,685	4	125	-
Voya RussellTM Mid Cap Index Portfolio - Class I	421	-	(368)	(53)	-	-	43	-
Voya Small Company Portfolio - Class I	1,052	38,641	(8,700)	(435)	30,558	4	667	111
Voya U.S. Bond Index Portfolio - Class I	304	23,167	(307)	3	23,167	-	1	-
Voya U.S. Stock Index Portfolio - Class I	839	83,012	(43,468)	(1,949)	38,434	187	(2,130)	6,498
VY® Clarion Real Estate Portfolio - Class I	409	16,112	(662)	(498)	15,361	211	142	-
VY® Invesco Comstock Portfolio - Class I	-	23,746	(1,479)	872	23,139	-	99	-
VY® JPMorgan Emerging Markets Equity Portfolio - Class I	406	-	(403)	(3)	-	-	(22)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,454	60,846	(3,653)	(2,721)	55,926	127	78	4,079
VY® T. Rowe Price Equity Income Portfolio - Class I	1,196	-	(831)	(365)	-	-	350	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,277	57,226	(4,511)	(71)	53,921	-	643	3,196
	$19,702	$844,085	$(98,792)	$(10,851)	$754,144	$1,814	$2,482	$20,875

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.5%
187,156	iShares Russell 1000 Value Index Fund	$18,732,444	2.5

	Total Exchange-Traded Funds
	(Cost $17,524,045)	18,732,444	2.5

MUTUAL FUNDS: 97.5%
	Affiliated Investment Companies: 97.5%
1,337,957	Voya Emerging Markets Index Portfolio - Class I	14,985,119	2.0
1,307,921	Voya Floating Rate Fund - Class I	13,196,921	1.8
753,685	Voya Intermediate Bond Fund - Class R6	7,544,390	1.0
5,112,412	Voya International Core Fund - Class I	56,236,536	7.5
3,068,777	Voya International Index Portfolio - Class I	30,012,640	4.0
2,943,836	Voya Large Cap Growth Portfolio - Class I	56,109,512	7.5
4,047,673	Voya Large Cap Value Fund - Class R6	56,181,704	7.5
1,332,818	Voya MidCap Opportunities Portfolio - Class I	22,404,673	3.0
2,599,317	Voya Multi-Manager Emerging Markets Equity Fund - Class I	29,918,135	4.0
6,126,003	Voya Multi-Manager International Equity Fund - Class I	71,245,410	9.5
3,531,577	Voya Multi-Manager Large Cap Core Portfolio - Class I	52,443,916	7.0
3,609,984	Voya Multi-Manager Mid Cap Value Fund - Class I	52,128,167	6.9
1,157,842	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	29,872,311	4.0
1,402,632	Voya Small Company Portfolio - Class I	29,749,818	4.0
2,111,776	@ Voya U.S. Bond Index Portfolio - Class I	22,553,766	3.0
3,424,407	Voya U.S. Stock Index Portfolio - Class I	48,660,825	6.5
485,541	VY® Clarion Real Estate Portfolio - Class I	14,954,652	2.0
1,361,090	VY® Invesco Comstock Portfolio - Class I	22,526,042	3.0
1,552,183	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	43,181,741	5.8
650,816	VY® T. Rowe Price Growth Equity Portfolio - Class I	56,243,488	7.5

	Total Mutual Funds
	(Cost $674,413,294)	730,149,766	97.5

	Total Investments in Securities (Cost $691,937,339)	$748,882,210	100.0
	Assets in Excess of Other Liabilities	101,146	–
	Net Assets	$748,983,356	100.0

@	Non-income producing security

Cost for federal income tax purposes is $693,993,177.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$60,757,295
Gross Unrealized Depreciation	(5,868,262)

Net Unrealized Appreciation	$54,889,033

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$18,732,444	$–	$–	$18,732,444
Mutual Funds	730,149,766	–	–	730,149,766
Total Investments, at fair value	$748,882,210	$–	$–	$748,882,210

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$-	$15,906,277	$(196,626)	$(724,532)	$14,985,119	$-	$2,019	$-
Voya Floating Rate Fund - Class I	-	13,603,238	(277,086)	(129,231)	13,196,921	90,456	(1,608)	-
Voya High Yield Portfolio - Class I	7,794,604	39,134	(7,812,323)	(21,415)	-	24,170	61,862	-
Voya Intermediate Bond Fund - Class R6	-	8,151,198	(606,183)	(625)	7,544,390	45,970	425	-
Voya International Core Fund - Class I	47,696,813	18,910,158	(6,676,659)	(3,693,776)	56,236,536	-	2,689,156	-
Voya International Index Portfolio - Class I	39,684,703	12,194,762	(18,804,998)	(3,061,827)	30,012,640	176,535	1,690,372	-
Voya Large Cap Growth Portfolio - Class I	70,145,584	7,588,496	(15,747,400)	(5,877,168)	56,109,512	286,189	5,568,443	4,139,612
Voya Large Cap Value Fund - Class R6	53,397,181	10,912,150	(9,070,889)	943,262	56,181,704	493,057	2,207,632	-
Voya MidCap Opportunities Portfolio - Class I	47,896,783	1,950,671	(19,171,365)	(8,271,416)	22,404,673	87,442	7,784,234	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	31,214,624	19,431,480	(20,697,104)	(30,865)	29,918,135	-	483,602	-
Voya Multi-Manager International Equity Fund - Class I	63,682,766	20,091,213	(8,796,963)	(3,731,606)	71,245,410	-	1,824,429	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	75,502,273	6,893,428	(27,073,967)	(2,877,818)	52,443,916	118,908	2,643,995	3,922,941
Voya Multi-Manager Mid Cap Value Fund - Class I	48,459,245	10,273,523	(6,812,917)	208,316	52,128,167	-	2,973,954	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	-	31,352,169	(3,509,578)	2,029,720	29,872,311	140,305	232,484	-
Voya RussellTM Mid Cap Index Portfolio - Class I	16,008,489	52,178	(14,077,107)	(1,983,560)	-	-	1,620,522	-
Voya Small Company Portfolio - Class I	40,025,355	8,685,259	(8,872,117)	(10,088,679)	29,749,818	132,209	5,141,999	4,099,740
Voya U.S. Bond Index Portfolio - Class I	-	22,553,766	-	-	22,553,766	-	-	-
Voya U.S. Stock Index Portfolio - Class I	31,913,678	70,827,878	(50,295,077)	(3,785,654)	48,660,825	244,015	561,409	8,468,441
VY® Clarion Real Estate Portfolio - Class I	15,566,720	1,279,368	(3,025,889)	1,134,453	14,954,652	239,185	768,616	-
VY® Invesco Comstock Portfolio - Class I	-	24,164,880	(3,440,805)	1,801,967	22,526,042	414	311,416	-
VY® JPMorgan Emerging Markets Equity Portfolio - Class I	15,451,205	52,178	(15,531,451)	28,068	-	-	(946,371)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	47,255,210	7,469,172	(8,455,439)	(3,087,202)	43,181,741	112,123	2,455,988	3,605,006
VY® T. Rowe Price Equity Income Portfolio - Class I	47,492,448	340,622	(34,903,562)	(12,929,508)	-	-	12,250,225	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	50,836,014	18,222,141	(6,111,767)	(6,702,900)	56,243,488	-	5,539,604	3,934,568
	$750,023,695	$330,945,339	$(289,967,272)	$(60,851,996)	$730,149,766	$2,190,978	$55,864,407	$28,170,308

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.5%
87	iShares Russell 1000 Value Index Fund	$8,708	2.5

	Total Exchange-Traded Funds
	(Cost $8,413)	8,708	2.5

MUTUAL FUNDS: 97.1%
	Affiliated Investment Companies: 97.1%
619	Voya Emerging Markets Index Portfolio - Class I	6,935	2.0
605	Voya Floating Rate Fund - Class I	6,107	1.7
349	Voya Intermediate Bond Fund - Class R6	3,490	1.0
2,366	Voya International Core Fund - Class I	26,024	7.5
1,420	Voya International Index Portfolio - Class I	13,889	4.0
1,362	Voya Large Cap Growth Portfolio - Class I	25,965	7.4
1,873	Voya Large Cap Value Fund - Class R6	25,996	7.5
617	Voya MidCap Opportunities Portfolio - Class I	10,368	3.0
1,203	Voya Multi-Manager Emerging Markets Equity Fund - Class I	13,845	4.0
2,835	Voya Multi-Manager International Equity Fund - Class I	32,970	9.5
1,634	Voya Multi-Manager Large Cap Core Portfolio - Class I	24,269	7.0
1,671	Voya Multi-Manager Mid Cap Value Fund - Class I	24,123	6.9
536	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	13,824	4.0
649	Voya Small Company Portfolio - Class I	13,767	3.9
977	@ Voya U.S. Bond Index Portfolio - Class I	10,437	3.0
1,585	Voya U.S. Stock Index Portfolio - Class I	22,518	6.5
225	VY® Clarion Real Estate Portfolio - Class I	6,920	2.0
630	VY® Invesco Comstock Portfolio - Class I	10,424	3.0
718	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	19,982	5.7
301	VY® T. Rowe Price Growth Equity Portfolio - Class I	26,027	7.5

	Total Mutual Funds
	(Cost $339,743)	337,880	97.1

	Total Investments in Securities (Cost $348,156)	$346,588	99.6
	Assets in Excess of Other Liabilities	1,243	0.4
	Net Assets	$347,831	100.0

@	Non-income producing security

Cost for federal income tax purposes is $348,495.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,779
Gross Unrealized Depreciation	(5,686)

Net Unrealized Depreciation	$(1,907)

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,708	$–	$–	$8,708
Mutual Funds	337,880	–	–	337,880
Total Investments, at fair value	$346,588	$–	$–	$346,588

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$-	$7,280	$(8)	$(337)	$6,935	$-	$-	$-
Voya Floating Rate Fund - Class I	-	6,189	(23)	(59)	6,107	41	-	-
Voya High Yield Portfolio - Class I	207	-	(207)	-	-	1	2	-
Voya Intermediate Bond Fund - Class R6	-	3,494	(4)	-	3,490	19	-	-
Voya International Core Fund - Class I	1,273	25,732	(264)	(717)	26,024	-	98	-
Voya International Index Portfolio - Class I	1,051	13,968	(517)	(613)	13,889	5	55	-
Voya Large Cap Growth Portfolio - Class I	1,857	25,839	(1,217)	(514)	25,965	126	412	1,822
Voya Large Cap Value Fund - Class R6	1,414	24,909	(1,286)	959	25,996	151	195	-
Voya MidCap Opportunities Portfolio - Class I	1,268	9,583	(695)	212	10,368	2	254	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	826	13,720	(699)	(2)	13,845	-	32	-
Voya Multi-Manager International Equity Fund - Class I	1,686	33,173	(302)	(1,587)	32,970	-	153	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	1,999	24,303	(1,590)	(443)	24,269	52	190	1,727
Voya Multi-Manager Mid Cap Value Fund - Class I	1,282	23,060	(465)	246	24,123	-	120	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	-	13,511	(364)	677	13,824	4	29	-
Voya RussellTM Mid Cap Index Portfolio - Class I	424	-	(371)	(53)	-	-	43	-
Voya Small Company Portfolio - Class I	1,059	16,838	(3,807)	(323)	13,767	4	435	112
Voya U.S. Bond Index Portfolio - Class I	-	10,437	-	-	10,437	-	-	-
Voya U.S. Stock Index Portfolio - Class I	845	42,357	(19,428)	(1,256)	22,518	107	(895)	3,727
VY® Clarion Real Estate Portfolio - Class I	412	6,751	(76)	(167)	6,920	105	29	-
VY® Invesco Comstock Portfolio - Class I	-	10,242	(308)	490	10,424	-	33	-
VY® JPMorgan Emerging Markets Equity Portfolio - Class I	409	-	(407)	(2)	-	-	(22)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,255	20,539	(635)	(1,177)	19,982	50	191	1,611
VY® T. Rowe Price Equity Income Portfolio - Class I	1,257	-	(873)	(384)	-	-	366	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,340	25,849	(968)	(194)	26,027	-	434	1,771
	$19,864	$357,774	$(34,514)	$(5,244)	$337,880	$667	$2,154	$10,770

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.5%
26,445	iShares Russell 1000 Value Index Fund	$2,646,880	2.5

	Total Exchange-Traded Funds (Cost $2,483,555)	2,646,880	2.5

MUTUAL FUNDS: 97.5%
	Affiliated Investment Companies: 97.5%
188,612	Voya Emerging Markets Index Portfolio - Class I	2,112,455	2.0
79,675	Voya Intermediate Bond Fund - Class R6	797,545	0.7
720,700	Voya International Core Fund - Class I	7,927,700	7.5
432,606	Voya International Index Portfolio - Class I	4,230,891	4.0
414,997	Voya Large Cap Growth Portfolio - Class I	7,909,845	7.5
570,625	Voya Large Cap Value Fund - Class R6	7,920,269	7.5
187,889	Voya MidCap Opportunities Portfolio - Class I	3,158,419	3.0
366,430	Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,217,613	4.0
863,585	Voya Multi-Manager International Equity Fund - Class I	10,043,490	9.5
497,850	Voya Multi-Manager Large Cap Core Portfolio - Class I	7,393,073	7.0
508,908	Voya Multi-Manager Mid Cap Value Fund - Class I	7,348,637	7.0
163,223	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	4,211,145	4.0
197,733	Voya Small Company Portfolio - Class I	4,193,915	4.0
297,698	@ Voya U.S. Bond Index Portfolio - Class I	3,179,409	3.0
631,477	Voya U.S. Stock Index Portfolio - Class I	8,973,290	8.5
68,447	VY® Clarion Real Estate Portfolio - Class I	2,108,173	2.0
191,874	VY® Invesco Comstock Portfolio - Class I	3,175,507	3.0
218,808	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	6,087,249	5.8
91,746	VY® T. Rowe Price Growth Equity Portfolio - Class I	7,928,695	7.5

	Total Mutual Funds (Cost $99,186,408)	102,917,320	97.5

	Total Investments in Securities (Cost $101,669,963)	$105,564,200	100.0
	Assets in Excess of Other Liabilities	7,069	–
	Net Assets	$105,571,269	100.0

@	Non-income producing security

Cost for federal income tax purposes is $101,780,752.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,668,577
Gross Unrealized Depreciation	(885,129)

Net Unrealized Appreciation	$3,783,448

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,646,880	$–	$–	$2,646,880
Mutual Funds	102,917,320	–	–	102,917,320
Total Investments, at fair value	$105,564,200	$–	$–	$105,564,200

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$-	$2,226,859	$(11,782)	$(102,622)	$2,112,455	$-	$101	$-
Voya High Yield Portfolio - Class I	882,174	14,283	(891,838)	(4,619)	-	2,805	9,324	-
Voya Intermediate Bond Fund - Class R6	-	836,906	(36,838)	(2,523)	797,545	4,893	(164)	-
Voya International Core Fund - Class I	5,601,214	3,607,122	(918,527)	(362,109)	7,927,700	-	220,921	-
Voya International Index Portfolio - Class I	4,541,513	2,517,754	(2,478,005)	(350,371)	4,230,891	25,105	181,292	-
Voya Large Cap Growth Portfolio - Class I	8,022,908	2,592,687	(2,085,503)	(620,247)	7,909,845	37,987	585,164	549,461
Voya Large Cap Value Fund - Class R6	6,109,318	3,214,994	(1,526,465)	122,422	7,920,269	64,128	298,003	-
Voya MidCap Opportunities Portfolio - Class I	5,478,532	920,155	(2,555,905)	(684,363)	3,158,419	10,966	636,834
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,572,267	3,197,665	(2,602,259)	49,940	4,217,613	-	15,201	-
Voya Multi-Manager International Equity Fund - Class I	7,286,442	4,358,896	(1,011,401)	(590,447)	10,043,490	-	323,505	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	8,637,250	2,328,377	(3,231,261)	(341,293)	7,393,073	15,783	318,131	520,714
Voya Multi-Manager Mid Cap Value Fund - Class I	5,541,847	2,641,289	(1,122,780)	288,281	7,348,637	-	95,591	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	-	4,444,551	(482,271)	248,865	4,211,145	18,122	33,031	-
Voya RussellTM Mid Cap Index Portfolio - Class I	1,830,984	31,082	(1,652,060)	(210,006)	-	-	167,737	-
Voya Small Company Portfolio - Class I	4,578,153	2,171,077	(1,564,582)	(990,733)	4,193,915	17,095	361,082	530,107
Voya U.S. Bond Index Portfolio - Class I	-	3,179,409	-	-	3,179,409	-	-	-
Voya U.S. Stock Index Portfolio - Class I	3,650,544	12,890,317	(6,950,748)	(616,823)	8,973,290	38,023	37,643	1,319,591
VY® Clarion Real Estate Portfolio - Class I	1,781,117	586,557	(411,919)	152,418	2,108,173	31,755	68,883	-
VY® Invesco Comstock Portfolio - Class I	-	3,404,480	(455,777)	226,804	3,175,507	56	42,267	-
VY® JPMorgan Emerging Markets Equity Portfolio - Class I	1,768,705	31,082	(1,801,142)	1,355	-	-	(108,057)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	5,478,522	2,429,389	(1,414,499)	(406,163)	6,087,249	15,036	309,868	483,450
VY® T. Rowe Price Equity Income Portfolio - Class I	5,433,745	258,095	(4,795,627)	(896,213)	-	-	822,185	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	5,811,222	3,769,101	(1,051,263)	(600,365)	7,928,695	-	448,779	532,116
	$86,006,457	$61,652,127	$(39,052,452)	$(5,688,812)	$102,917,320	$281,754	$4,867,321	$3,935,439

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.9%
		Consumer Discretionary: 7.3%
9,701	@	Bed Bath & Beyond, Inc.	$638,617	0.2
41,280		Carnival Corp.	1,658,217	0.5
8,600	@	Cavco Industries, Inc.	584,800	0.2
9,700		Century Communities, Inc.	168,295	0.1
22,800		ClubCorp Holdings, Inc.	452,124	0.1
12,346		Coach, Inc.	439,641	0.1
6,200		Cooper Tire & Rubber Co.	177,940	0.1
30,283		CST Brands, Inc.	1,088,674	0.4
29,200		Culp, Inc.	529,980	0.2
165,800		Cumulus Media, Inc.	668,174	0.2
12,800		Dana Holding Corp.	245,376	0.1
17,000		Destination Maternity Corp.	262,480	0.1
17,300		Einstein Noah Restaurant Group, Inc.	348,768	0.1
57,200	@	Entercom Communications Corp.	459,316	0.2
269,700		Entravision Communications Corp.	1,068,012	0.4
11,381		Harte-Hanks, Inc.	72,497	0.0
86,533		International Game Technology	1,459,812	0.5
17,300	@	Journal Communications, Inc.	145,839	0.0
13,300	@	Libbey, Inc.	349,258	0.1
54,580		Lowe's Cos, Inc.	2,888,373	1.0
8,100		Malibu Boats, Inc.	150,012	0.0
9,600		MarineMax, Inc.	161,760	0.1
45,529	@	Markit Ltd.	1,063,102	0.3
5,600		Michaels Cos, Inc.	97,888	0.0
21,200		Movado Group, Inc.	700,872	0.2
9,100		Nexstar Broadcasting Group, Inc.	367,822	0.1
19,400		Papa Murphy's Holdings, Inc.	197,880	0.1
8,400		Penske Auto Group, Inc.	340,956	0.1
9,600		Red Robin Gourmet Burgers, Inc.	546,240	0.2
8,100	@	Scientific Games Corp.	87,237	0.0
8,000		Shutterfly, Inc.	389,920	0.1
13,300		Sotheby's	475,076	0.2
16,500	@	Steiner Leisure Ltd.	620,235	0.2
13,800		Stoneridge, Inc.	155,526	0.1
21,700		Superior Industries International	380,401	0.1
35,091		Target Corp.	2,199,504	0.7
14,198		Tower International, Inc.	357,648	0.1
20,900		Townsquare Media, Inc.	251,218	0.1
			22,249,490	7.3

		Consumer Staples: 5.3%
26,849		Campbell Soup Co.	1,147,258	0.4
23,300		Central Garden & Pet Co.	187,332	0.1
87,651		ConAgra Foods, Inc.	2,895,989	0.9
28,138		General Mills, Inc.	1,419,562	0.5
15,348	@	Groupe Danone	1,027,798	0.3
17,685		JM Smucker Co.	1,750,638	0.6
18,451		Kellogg Co.	1,136,582	0.4
21,353		Kraft Foods Group, Inc.	1,204,309	0.4
35,571		Mondelez International, Inc.	1,218,840	0.4
5,500		Snyders-Lance, Inc.	145,750	0.0
92,710		Sysco Corp.	3,518,345	1.2
1,800		TreeHouse Foods, Inc.	144,900	0.0
11,200		Village Super Market	255,136	0.1
4,400		Weis Markets, Inc.	171,732	0.0
			16,224,171	5.3

		Energy: 6.8%
33,300	@	Aegean Marine Petroleum Network, Inc.	305,361	0.1
22,600		Alon USA Energy, Inc.	324,536	0.1
33,466		Apache Corp.	3,141,453	1.0
40,200		Ardmore Shipping Corp.	438,180	0.1
2,600		Bristow Group, Inc.	174,720	0.1
15,545	@	Cameron International Corp.	1,031,877	0.3
7,500		Delek US Holdings, Inc.	248,400	0.1
24,867		Devon Energy Corp.	1,695,432	0.6
14,100	@	Energy XXI Bermuda Ltd.	160,035	0.0
8,400		Forum Energy Technologies, Inc.	257,124	0.1
8,300		Gulfmark Offshore, Inc.	260,205	0.1
4,500	@	Helix Energy Solutions Group, Inc.	99,270	0.0
7,500		Hornbeck Offshore Services, Inc.	245,475	0.1
11,610		Hugoton Royalty Trust	104,142	0.0
111,148		Imperial Oil Ltd.	5,250,985	1.7
10,799		Jones Energy, Inc.	202,805	0.1
11,300	@	Matrix Service Co.	272,556	0.1
13,206		Murphy Oil Corp.	751,553	0.2
21,000	@	Nordic American Tankers Ltd.	166,950	0.1
22,700		Northern Tier Energy L.P.	530,045	0.2
25,400		Pacific Coast Oil Trust	260,350	0.1
6,500		PBF Energy, Inc.	156,000	0.0
3,500		PDC Energy, Inc.	176,015	0.1
27,500	@	Penn Virginia Corp.	349,525	0.1
5,000		Rosetta Resources, Inc.	222,800	0.1
34,300	@	Scorpio Tankers, Inc.	285,033	0.1
50,479	@	Southwestern Energy Co.	1,764,241	0.6
15,600	@	Tetra Technologies, Inc.	168,792	0.1
27,831	@	Vaalco Energy, Inc.	236,564	0.1
5,600		Western Refining, Inc.	235,144	0.1
18,700		Willbros Group, Inc.	155,771	0.0
19,073		Williams Partners L.P.	1,011,823	0.3
			20,683,162	6.8

		Financials: 28.1%
21,059	@	ACE Ltd.	2,208,457	0.7
18,549		Aflac, Inc.	1,080,479	0.4
18,410		Allstate Corp.	1,129,822	0.4
8,200		American Campus Communities, Inc.	298,890	0.1

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
5,400		American Equity Investment Life Holding Co.	$123,552	0.0
70,347		Annaly Capital Management, Inc.	751,306	0.2
22,400		Apollo Commercial Real Estate Finance, Inc.	351,904	0.1
35,300		Ares Management L.P.	617,750	0.2
5,700	@	Argo Group International Holdings Ltd.	286,767	0.1
36,811		Armada Hoffler Properties, Inc.	334,244	0.1
23,553		Arthur J. Gallagher & Co.	1,068,364	0.3
8,800	@	Aspen Insurance Holdings Ltd.	376,376	0.1
18,000		Associated Estates Realty Corp.	315,180	0.1
27,100		Astoria Financial Corp.	335,769	0.1
19,999		Baldwin & Lyons, Inc.	493,975	0.2
20,128		Bank of Hawaii Corp.	1,143,472	0.4
46,000		BankUnited, Inc.	1,402,540	0.5
29,844		BB&T Corp.	1,110,495	0.4
8,100		Blackstone Mortgage Trust, Inc.	219,510	0.1
17,411		BOK Financial Corp.	1,157,483	0.4
36,364		Brown & Brown, Inc.	1,169,103	0.4
67,700		Campus Crest Communities, Inc.	433,280	0.1
41,263		Capitol Federal Financial, Inc.	487,729	0.2
56,755		Capstead Mortgage Corp.	694,681	0.2
12,100		CBL & Associates Properties, Inc.	216,590	0.1
6,200		CBS Outdoor Americas, Inc.	185,628	0.1
16,300		Chatham Lodging Trust	376,204	0.1
56,000		Chimera Investment Corp.	170,240	0.1
20,127		Chubb Corp.	1,833,167	0.6
19,700		CNO Financial Group, Inc.	334,112	0.1
10,000		Colony Financial, Inc.	223,800	0.1
14,190		Comerica, Inc.	707,513	0.2
65,395		Commerce Bancshares, Inc.	2,919,560	1.0
21,700		Compass Diversified Trust	379,967	0.1
73,595		Corrections Corp. of America	2,528,724	0.8
18,182		Cullen/Frost Bankers, Inc.	1,391,105	0.5
17,100		DiamondRock Hospitality Co.	216,828	0.1
22,200		Dime Community Bancshares	319,680	0.1
17,400	@	Eagle Bancorp, Inc.	553,668	0.2
69,787		Empire State Realty Trust, Inc.	1,048,201	0.3
8,400	@	Endurance Specialty Holdings Ltd.	463,512	0.1
5,500		EPR Properties	278,740	0.1
27,300		Excel Trust, Inc.	321,321	0.1
34,800		First Horizon National Corp.	427,344	0.1
17,400		First Interstate Bancsystem, Inc.	462,318	0.1
13,000		First NBC Bank Holding Co.	425,750	0.1
27,800		FirstMerit Corp.	489,280	0.2
36,300		FNB Corp.	435,237	0.1
24,792		Franklin Resources, Inc.	1,353,891	0.4
39,500		Fulton Financial Corp.	437,660	0.1
2,700		Hanover Insurance Group, Inc.	165,834	0.0
18,300		Hatteras Financial Corp.	328,668	0.1
50,390		HCC Insurance Holdings, Inc.	2,433,333	0.8
13,900		Heritage Financial Corp.	220,176	0.1
21,000		Hersha Hospitality Trust	133,770	0.0
7,300		Highwoods Properties, Inc.	283,970	0.1
29,900		Home Bancshares, Inc.	879,359	0.3
2,700		Infinity Property & Casualty Corp.	172,827	0.1
8,400		Lakeland Financial Corp.	315,000	0.1
11,500		LaSalle Hotel Properties	393,760	0.1
25,700		Lexington Realty Trust	251,603	0.1
35,558		LPL Financial Holdings, Inc.	1,637,446	0.5
23,661		M&T Bank Corp.	2,917,165	1.0
12,000		Mack-Cali Realty Corp.	229,320	0.1
11,400		Manning & Napier, Inc.	191,406	0.1
11,500		MB Financial, Inc.	318,320	0.1
25,500		Medical Properties Trust, Inc.	312,630	0.1
20,113		Metlife, Inc.	1,080,470	0.4
54,700		MFA Mortgage Investments, Inc.	425,566	0.1
800		National Bankshares, Inc.	22,208	0.0
37,700		New Residential Investment Corp.	219,791	0.1
89,471		Northern Trust Corp.	6,086,712	2.0
38,800		OFG Bancorp	581,224	0.2
27,800		Oritani Financial Corp.	391,702	0.1
39,000		Park Sterling Corp.	258,570	0.1
12,600		Pennsylvania Real Estate Investment Trust	251,244	0.1
14,500		Pennymac Mortgage Investment Trust	310,735	0.1
130,297		People's United Financial, Inc.	1,885,398	0.6
12,400		PHH Corp.	277,264	0.1
139,897		Piedmont Office Realty Trust, Inc.	2,467,783	0.8
2,500	@	Platinum Underwriters Holdings Ltd.	152,175	0.0
30,751		PNC Financial Services Group, Inc.	2,631,671	0.9
9,800	@	Popular, Inc.	288,463	0.1
18,600		PrivateBancorp, Inc.	556,326	0.2

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
5,500		Prosperity Bancshares, Inc.	$314,435	0.1
16,700		Radian Group, Inc.	238,142	0.1
27,265		Reinsurance Group of America, Inc.	2,184,744	0.7
8,950		Rexford Industrial Realty, Inc.	123,868	0.0
5,600		RLJ Lodging Trust	159,432	0.0
26,400		Rouse Properties, Inc.	426,888	0.1
7,296		Sabra Healthcare REIT, Inc.	177,439	0.1
6,300		Selective Insurance Group	139,482	0.0
20,000		ServisFirst Bancshares, Inc.	576,000	0.2
17,800		Southside Bancshares, Inc.	591,850	0.2
22,711		State Street Corp.	1,671,757	0.5
43,700		Summit Hotel Properties, Inc.	471,086	0.2
5,501		Sun Communities, Inc.	277,801	0.1
29,400		Sunstone Hotel Investors, Inc.	406,308	0.1
39,502		SunTrust Bank	1,502,261	0.5
8,600		Symetra Financial Corp.	200,638	0.1
13,926		T. Rowe Price Group, Inc.	1,091,798	0.4
18,900		TCF Financial Corp.	293,517	0.1
15,902		Texas Capital Bancshares, Inc.	917,227	0.3
16,667		Travelers Cos., Inc.	1,565,698	0.5
41,800		Two Harbors Investment Corp.	404,206	0.1
7,700		United Fire Group, Inc.	213,829	0.1
41,741		UnumProvident Corp.	1,435,056	0.5
23,300		Urstadt Biddle Properties, Inc.	472,990	0.2
4,900		Validus Holdings Ltd.	191,786	0.1
98,100		Valley National Bancorp.	950,589	0.3
7,200		ViewPoint Financial Group	172,368	0.1
13,800		Washington Real Estate Investment Trust	350,244	0.1
38,613		Westamerica Bancorp.	1,796,277	0.6
34,618		Weyerhaeuser Co.	1,102,929	0.4
			85,583,702	28.1

		Health Care: 10.0%
21,233		Agilent Technologies, Inc.	1,209,856	0.4
32,200		AMN Healthcare Services, Inc.	505,540	0.2
9,246	@	Bio-Rad Laboratories, Inc.	1,048,497	0.3
101,932	@	Boston Scientific Corp.	1,203,817	0.4
26,441		Cardinal Health, Inc.	1,980,960	0.6
65,001		CareFusion Corp.	2,941,295	1.0
11,800		Catalent, Inc.	295,354	0.1
11,764		Cigna Corp.	1,066,877	0.3
29,600	@	Haemonetics Corp.	1,033,632	0.3
16,500	@	Hanger Orthopedic Group, Inc.	338,580	0.1
3,600		Healthsouth Corp.	132,840	0.0
4,100		Hill-Rom Holdings, Inc.	169,863	0.1
30,345		Hospira, Inc.	1,578,850	0.5
11,470		Humana, Inc.	1,494,426	0.5
3,900	@	Integra LifeSciences Holdings Corp.	193,596	0.1
38,382		LifePoint Hospitals, Inc.	2,655,651	0.9
4,100		Magellan Health Services, Inc.	224,393	0.1
15,699		MedAssets, Inc.	325,283	0.1
35,100		Medtronic, Inc.	2,174,445	0.7
3,200		National Healthcare Corp.	177,632	0.1
5,700	@	Orthofix International NV	176,472	0.1
39,945		Patterson Cos., Inc.	1,654,921	0.5
48,840		Quest Diagnostics	2,963,611	1.0
21,086		Stryker Corp.	1,702,695	0.6
10,100		Utah Medical Products, Inc.	492,476	0.2
10,648	@	Waters Corp.	1,055,430	0.3
4,300		WellCare Health Plans, Inc.	259,462	0.1
11,834		Zimmer Holdings, Inc.	1,189,909	0.4
			30,246,363	10.0

		Industrials: 12.8%
9,000		AAR Corp.	217,350	0.1
94,490		ADT Corp.	3,350,615	1.1
24,900		Albany International Corp.	847,596	0.3
17,200		American Science & Engineering, Inc.	952,536	0.3
7,200	@	American Woodmark Corp.	265,392	0.1
226,893		BAE Systems PLC	1,727,024	0.6
13,800		Briggs & Stratton Corp.	248,676	0.1
28,600		CDI Corp.	415,272	0.1
8,400		Celadon Group, Inc.	163,380	0.1
10,100		Civeo Corp.	117,261	0.0
34,600		Continental Building Products, Inc.	505,160	0.2
19,300		Dynamic Materials Corp.	367,665	0.1
35,167		Emerson Electric Co.	2,200,751	0.7
6,800		EnPro Industries, Inc.	411,604	0.1
92,390		Exelis, Inc.	1,528,131	0.5
3,200	@	Generac Holdings, Inc.	129,728	0.0
62,300		Global Brass & Copper Holdings, Inc.	913,941	0.3
51,900		GrafTech International Ltd.	237,702	0.1
16,900		Great Lakes Dredge & Dock Corp.	104,442	0.0
7,474		Hardinge, Inc.	81,766	0.0
25,745		Heartland Express, Inc.	616,850	0.2
8,200		Kadant, Inc.	320,210	0.1
5,800		Kaman Corp.	227,940	0.1
10,500		Kennametal, Inc.	433,755	0.1
7,900		Keyw Holding Corp.	87,453	0.0
34,300		Kforce, Inc.	671,251	0.2
107,484		Koninklijke Philips NV	3,417,988	1.1
6,218		L-3 Communications Holdings, Inc.	739,445	0.3
16,300		Marten Transport Ltd.	290,303	0.1

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
26,900		Multi-Color Corp.	$1,223,412	0.4
12,500	@	NCI Building Systems, Inc.	242,500	0.1
10,900		Northwest Pipe Co.	371,690	0.1
10,100	@	On Assignment, Inc.	271,185	0.1
25,603		Oshkosh Truck Corp.	1,130,372	0.4
9,074		Raytheon Co.	922,100	0.3
153,224		Republic Services, Inc.	5,978,800	2.0
12,104		Rockwell Collins, Inc.	950,164	0.3
5,434		Stanley Black & Decker, Inc.	482,485	0.2
44,041		Textron, Inc.	1,585,036	0.5
36,816	@	Tyco International Ltd.	1,640,889	0.5
8,095		Vectrus, Inc.	158,098	0.1
18,227		Waste Management, Inc.	866,329	0.3
57,407		Werner Enterprises, Inc.	1,446,656	0.5
			38,860,903	12.8

		Information Technology: 9.0%
98,322		Applied Materials, Inc.	2,124,738	0.7
8,100	@	AVG Technologies	134,298	0.0
15,100		BroadSoft, Inc.	317,704	0.1
16,600		CommScope Holding Co., Inc.	396,906	0.1
21,600		Compuware Corp.	229,176	0.1
49,400		EVERTEC, Inc.	1,103,596	0.4
69,800	@	Exar Corp.	624,710	0.2
29,500		Fairchild Semiconductor International, Inc.	458,135	0.1
25,545		Fidelity National Information Services, Inc.	1,438,183	0.5
10,057		Harris Corp.	667,785	0.2
17,300		Ingram Micro, Inc.	446,513	0.1
10,149		KLA-Tencor Corp.	799,538	0.3
35,600	@	Kulicke & Soffa Industries, Inc.	506,588	0.2
24,597		Lam Research Corp.	1,837,396	0.6
39,228		Maxim Integrated Products	1,186,255	0.4
50,900		Mentor Graphics Corp.	1,043,195	0.3
17,199		Microchip Technology, Inc.	812,309	0.3
28,283		MKS Instruments, Inc.	944,087	0.3
31,800	@	MoneyGram International, Inc.	398,772	0.1
14,900		Nanometrics, Inc.	224,990	0.1
45,898	@	Polycom, Inc.	563,857	0.2
36,700	@	Riverbed Technolgoy, Inc.	680,602	0.2
15,449		Sandisk Corp.	1,513,230	0.5
18,800	@	Semtech Corp.	510,420	0.2
44,000		Silicon Graphics International Corp.	406,120	0.1
6,500		Spansion, Inc.	148,135	0.0
10,000	@	SYKES Enterprises, Inc.	199,800	0.1
29,780	@	TE Connectivity Ltd.	1,646,536	0.5
135,743		Teradyne, Inc.	2,632,057	0.9
38,100		TTM Technologies, Inc.	259,461	0.1
11,900		Vishay Intertechnology, Inc.	170,051	0.1
30,520		Western Digital Corp.	2,970,206	1.0
			27,395,349	9.0

		Materials: 4.9%
34,800	@	AM Castle & Co.	297,192	0.1
39,466		Bemis Co., Inc.	1,500,497	0.5
51,900		Berry Plastics Group, Inc.	1,309,956	0.4
24,100		Chemtura Corp.	562,253	0.2
2,000	@	Clearwater Paper Corp.	120,220	0.0
5,400		Compass Minerals International, Inc.	455,112	0.1
88,524	@	Constellium NV - Class A	2,178,576	0.7
47,700		Graphic Packaging Holding Co.	592,911	0.2
7,300		Hawkins, Inc.	262,508	0.1
12,800		Haynes International, Inc.	588,672	0.2
26,900		Horsehead Holding Corp.	444,657	0.1
13,600		Innophos Holdings, Inc.	749,224	0.2
11,500	@	KapStone Paper and Packaging Corp.	321,655	0.1
12,900		Kronos Worldwide, Inc.	177,762	0.1
19,000	@	LSB Industries, Inc.	678,490	0.2
3,000		Minerals Technologies, Inc.	185,130	0.1
37,074		Newmont Mining Corp.	854,556	0.3
32,746		Nucor Corp.	1,777,453	0.6
4,100		Sensient Technologies Corp.	214,635	0.1
27,394		Sonoco Products Co.	1,076,310	0.4
24,700	@	Tronox Ltd. - CL A	643,435	0.2
			14,991,204	4.9

		Telecommunication Services: 1.1%
44,128		CenturyTel, Inc.	1,804,394	0.6
39,134		Rogers Communications, Inc.	1,464,795	0.5
			3,269,189	1.1

		Utilities: 9.6%
13,400		Allete, Inc.	594,826	0.2
25,446		Ameren Corp.	975,345	0.3
12,500		Artesian Resources Corp.	251,750	0.1
29,572		Atmos Energy Corp.	1,410,585	0.5
12,900		Avista Corp.	393,837	0.1
7,300		Black Hills Corp.	349,524	0.1
3,300		Cleco Corp.	158,895	0.1
44,058		Consolidated Edison, Inc.	2,496,326	0.8
45,878		Edison International	2,565,498	0.8
10,300		El Paso Electric Co.	376,465	0.1
106,260		Great Plains Energy, Inc.	2,568,304	0.8
80,255		Laclede Group, Inc.	3,723,832	1.2
11,613		Northeast Utilities	514,456	0.2
36,887		NorthWestern Corp.	1,673,194	0.6
9,800		ONE Gas, Inc.	335,650	0.1
48,825		Pacific Gas & Electric Co.	2,199,078	0.7

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
10,600	Portland General Electric Co.	$340,472	0.1
41,551	Southern Co.	1,813,701	0.6
4,800	UIL Holdings Corp.	169,920	0.1
80,217	Westar Energy, Inc.	2,737,004	0.9
25,563	WGL Holdings, Inc.	1,076,714	0.4
82,981	Xcel Energy, Inc.	2,522,622	0.8
		29,247,998	9.6

	Total Common Stock (Cost $272,285,948)	288,751,531	94.9

EXCHANGE-TRADED FUNDS: 2.6%
2,300	iShares Russell 2000 Index Fund	251,505	0.1
3,700	iShares Russell 2000 Value Index Fund	346,172	0.1
106,116	iShares Russell Midcap Value Index Fund	7,428,120	2.4

	Total Exchange-Traded Funds (Cost $8,068,648)	8,025,797	2.6

PREFERRED STOCK: 0.1%
	Consumer Discretionary: 0.1%
11,200	Beazer Homes USA, Inc.	302,960	0.1

	Total Preferred Stock (Cost $328,365)	302,960	0.1

	Total Long-Term Investments (Cost $280,682,961)	297,080,288	97.6

SHORT-TERM INVESTMENTS: 2.3%
	Mutual Funds: 2.3%
6,848,364	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $6,848,364)	6,848,364	2.3

	Total Short-Term Investments
	(Cost $6,848,364)	6,848,364	2.3

	Total Investments in Securities (Cost $287,531,325)	$303,928,652	99.9
	Assets in Excess of Other Liabilities	168,490	0.1
	Net Assets	$304,097,142	100.0

††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

Cost for federal income tax purposes is $289,813,219.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$24,309,434
Gross Unrealized Depreciation	(10,194,001)

Net Unrealized Appreciation	$14,115,433

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$22,249,490	$–	$–	$22,249,490
Consumer Staples	15,196,373	1,027,798	–	16,224,171
Energy	20,683,162	–	–	20,683,162
Financials	85,583,702	–	–	85,583,702
Health Care	30,246,363	–	–	30,246,363
Industrials	33,715,891	5,145,012	–	38,860,903
Information Technology	27,395,349	–	–	27,395,349
Materials	14,991,204	–	–	14,991,204
Telecommunication Services	3,269,189	–	–	3,269,189
Utilities	29,247,998	–	–	29,247,998
Total Common Stock	282,578,721	6,172,810	–	288,751,531
Exchange-Traded Funds	8,025,797	–	–	8,025,797
Preferred Stock	302,960	–	–	302,960
Short-Term Investments	6,848,364	–	–	6,848,364
Total Investments, at fair value	$297,755,842	$6,172,810	$–	$303,928,652
Other Financial Instruments+
Forward Foreign Currency Contracts	–	142,351	–	142,351
Total Assets	$297,755,842	$6,315,161	$–	$304,071,003
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(854)	$–	$(854)
Total Liabilities	$–	$(854)	$–	$(854)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2014, the following forward foreign currency contracts were outstanding for the VY® American Century Small-Mid Cap Value Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Credit Suisse Group AG	British Pound	35,857	Buy	10/31/14	$58,595	$58,114	$(481)
UBS AG	EU Euro	77,299	Buy	10/31/14	98,025	97,652	(373)
							$(854)

Credit Suisse Group AG	British Pound	935,930	Sell	10/31/14	$1,531,018	$1,516,893	$14,125
JPMorgan Chase & Co.	Canadian Dollar	6,429,713	Sell	10/31/14	5,798,620	5,736,714	61,906
UBS AG	EU Euro	95,787	Sell	10/31/14	122,159	121,008	1,151
UBS AG	EU Euro	2,943,575	Sell	10/31/14	3,783,798	3,718,629	65,169
							$142,351

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$142,351
Total Asset Derivatives		$142,351

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$854
Total Liability Derivatives		$854

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2014:

	Credit Suisse Group AG	JPMorgan Chase & Co.	UBS AG	Totals
Assets:
Forward foreign currency contracts	$14,125	$61,906	$66,320	$142,351
Total Assets	$14,125	$61,906	$66,320	$142,351

Liabilities:
Forward foreign currency contracts	$481	$-	$373	$854
Total Liabilities	$481	$-	$373	$854

Net OTC derivative instruments by counterparty, at fair value	$13,644	$61,906	$65,947	$141,497

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$13,644	$61,906	$65,947	$141,497

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Consumer Discretionary: 27.2%
1,875,000	@	AO World PLC	$5,714,517	0.5
429,000		Bright Horizons Family Solutions, Inc.	18,043,740	1.7
590,000		Choice Hotels International, Inc.	30,680,000	2.9
128,500		Container Store Group, Inc.	2,797,445	0.3
230,000		DeVry, Inc.	9,846,300	0.9
300,000		Diamond Resorts International, Inc.	6,828,000	0.7
550,000		Dick's Sporting Goods, Inc.	24,134,000	2.3
280,000		DreamWorks Animation SKG, Inc.	7,635,600	0.7
420,000		Interval Leisure Group, Inc.	8,001,000	0.8
385,000	@	LKQ Corp.	10,237,150	1.0
139,500		Lumber Liquidators	8,004,510	0.8
761,383	@	Manchester United PLC - Class A	12,547,592	1.2
160,000		Marriott Vacations Worldwide Corp.	10,145,600	1.0
163,000		Morningstar, Inc.	11,067,700	1.1
148,000	@	Nord Anglia Education, Inc.	2,516,000	0.2
66,700	@	Panera Bread Co.	10,853,424	1.0
400,380		Penn National Gaming, Inc.	4,488,260	0.4
650,000	@	Pinnacle Entertainment, Inc.	16,308,500	1.6
120,000		Shutterstock, Inc.	8,565,600	0.8
513,000		Under Armour, Inc.	35,448,300	3.4
475,000		Vail Resorts, Inc.	41,211,000	3.9
			285,074,238	27.2

		Consumer Staples: 7.3%
63,294		Boston Beer Co., Inc.	14,036,077	1.3
203,500		Church & Dwight Co., Inc.	14,277,560	1.4
350,000		TreeHouse Foods, Inc.	28,175,000	2.7
317,641	@	United Natural Foods, Inc.	19,522,216	1.9
			76,010,853	7.3

		Energy: 7.1%
209,756		Atlas Energy L.P.	9,229,264	0.9
78,000	@	Core Laboratories NV	11,415,300	1.1
105,000		Helmerich & Payne, Inc.	10,276,350	1.0
160,000		RSP Permian, Inc.	4,089,600	0.4
53,250	@	SEACOR Holdings, Inc.	3,983,100	0.4
55,000		SM Energy Co.	4,290,000	0.4
61,993		Susser Petroleum Partners L.P.	3,409,615	0.3
200,000		Targa Resources Corp.	27,234,000	2.6
			73,927,229	7.1

		Financials: 14.2%
17,700		Alexander's, Inc.	6,618,207	0.6
82,000		Alexandria Real Estate Equities, Inc.	6,047,500	0.6
115,000		American Assets Trust, Inc.	3,791,550	0.4
85,000		American Campus Communities, Inc.	3,098,250	0.3
195,000	@	Arch Capital Group Ltd.	10,670,400	1.0
272,255		Artisan Partners Asset Management, Inc.	14,170,873	1.3
318,000		Carlyle Group L.P.	9,686,280	0.9
425,000		Cohen & Steers, Inc.	16,337,000	1.6
478,000		Douglas Emmett, Inc.	12,270,260	1.2
213,288		Financial Engines, Inc.	7,297,649	0.7
504,411		Gaming and Leisure Properties, Inc.	15,586,300	1.5
175,000		LaSalle Hotel Properties	5,992,000	0.6
208,000		MSCI, Inc. - Class A	9,780,160	0.9
160,000		Oaktree Capital Group, LLC	8,176,000	0.8
390,000		Primerica, Inc.	18,805,800	1.8
			148,328,229	14.2

		Health Care: 7.8%
67,000	@	Brookdale Senior Living, Inc.	2,158,740	0.2
430,000	@	Community Health Systems, Inc.	23,559,700	2.3
41,700	@	Edwards Lifesciences Corp.	4,259,655	0.4
122,200	@	Idexx Laboratories, Inc.	14,398,826	1.4
73,000		Mettler Toledo International, Inc.	18,697,490	1.8
47,008		Neogen Corp.	1,856,816	0.2
105,000		Techne Corp.	9,822,750	0.9
146,956		West Pharmaceutical Services, Inc.	6,577,751	0.6
			81,331,728	7.8

		Industrials: 16.6%
56,448	@	Advisory Board Co.	2,629,912	0.3
350,000		Air Lease Corp.	11,375,000	1.1
161,622		Badger Daylighting Ltd	4,029,186	0.4
316,225		Colfax Corp.	18,015,338	1.7
372,500	@	Copart, Inc.	11,664,838	1.1
157,000		CoStar Group, Inc.	24,419,780	2.3
372,500	@	Generac Holdings, Inc.	15,101,150	1.4
340,000	@	Genesee & Wyoming, Inc.	32,405,400	3.1
60,000		Landstar System, Inc.	4,331,400	0.4
318,000	@	Middleby Corp.	28,025,340	2.7
155,000		Mistras Group, Inc.	3,162,000	0.3
105,000		MSC Industrial Direct Co.	8,973,300	0.9
100,000		Trex Co., Inc.	3,457,000	0.3
50,000		Valmont Industries, Inc.	6,746,500	0.6
			174,336,144	16.6

		Information Technology: 14.3%
275,180		Advent Software, Inc.	8,684,681	0.8
239,000	@	Ansys, Inc.	18,085,130	1.7
232,705		Benefitfocus, Inc.	6,269,072	0.6
515,000		Booz Allen Hamilton Holding Corp.	12,051,000	1.2

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
125,000	Bottomline Technologies, Inc.	$3,448,750	0.3
117,000	Concur Technologies, Inc.	14,837,940	1.4
85,000	Factset Research Systems, Inc.	10,330,050	1.0
400,200	@ Gartner, Inc.	29,402,694	2.8
165,000	Guidewire Software, Inc.	7,316,100	0.7
400,000	MAXIMUS, Inc.	16,052,000	1.6
327,500	Pegasystems, Inc.	6,258,525	0.6
385,000	SS&C Technologies Holdings, Inc.	16,897,650	1.6
		149,633,592	14.3

	Materials: 2.1%
425,000	@ Caesar Stone Sdot Yam Ltd.	21,964,000	2.1

	Telecommunication Services: 0.8%
921,311	Iridium Communications, Inc.	8,153,602	0.8

	Utilities: 1.6%
480,000	ITC Holdings Corp.	17,102,400	1.6

	Total Common Stock
	(Cost $530,841,909)	1,035,862,015	99.0

SHORT-TERM INVESTMENTS: 1.4%
	Mutual Funds: 1.4%
14,790,464	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $14,790,464)	14,790,464	1.4

	Total Short-Term Investments
	(Cost $14,790,464)	14,790,464	1.4

	Total Investments in Securities (Cost $545,632,373)	$1,050,652,479	100.4
	Liabilities in Excess of Other Assets	(3,855,763)	(0.4)
	Net Assets	$1,046,796,716	100.0

††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

Cost for federal income tax purposes is $547,378,938.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$516,077,502
Gross Unrealized Depreciation	(12,803,961)

Net Unrealized Appreciation	$503,273,541

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$1,035,862,015	$–	$–	$1,035,862,015
Short-Term Investments	14,790,464	–	–	14,790,464
Total Investments, at fair value	$1,050,652,479	$–	$–	$1,050,652,479

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Consumer Discretionary: 12.5%
8,010	@	Amazon.com, Inc.	$2,582,744	0.7
81,061		ARAMARK Holdings Corp.	2,131,904	0.6
41,475		Cabela's, Inc.	2,442,877	0.7
156,447		Comcast Corp. – Class A	8,413,720	2.4
69,428	@	Delphi Automotive PLC	4,258,714	1.2
52,570	@	DirecTV Group	4,548,356	1.3
22,449		Discovery Communications, Inc. - Class A	848,572	0.2
22,699		Discovery Communications, Inc. - Class C	846,219	0.2
96,524		Hilton Worldwide Holdings, Inc.	2,377,386	0.7
54,965		Lowe's Cos, Inc.	2,908,748	0.8
81,208		Michaels Cos, Inc.	1,419,516	0.4
14,068		Ralph Lauren Corp.	2,317,422	0.6
67,324	@	Urban Outfitters, Inc.	2,470,791	0.7
74,283		Viacom - Class B	5,715,334	1.6
7,037		Wynn Resorts Ltd.	1,316,482	0.4
			44,598,785	12.5

		Consumer Staples: 9.3%
111,967		CVS Caremark Corp.	8,911,454	2.5
21,042		Diageo PLC ADR	2,428,247	0.7
73,398		PepsiCo, Inc.	6,832,620	1.9
42,734		Philip Morris International, Inc.	3,564,016	1.0
87,902		Procter & Gamble Co.	7,360,913	2.1
65,083		Walgreen Co.	3,857,469	1.1
			32,954,719	9.3

		Energy: 8.4%
57,507	@	Cameron International Corp.	3,817,315	1.1
91,250		Canadian Natural Resources Ltd.	3,544,150	1.0
84,364		Chevron Corp.	10,066,312	2.8
26,141		ConocoPhillips	2,000,309	0.5
108,156		Halliburton Co.	6,977,144	2.0
50,585		Noble Energy, Inc.	3,457,991	1.0
			29,863,221	8.4

		Financials: 19.4%
51,711	@	Aon PLC	4,533,503	1.3
497,596		Bank of America Corp.	8,484,012	2.4
63,189	@	Berkshire Hathaway, Inc.	8,728,928	2.5
22,713		Blackrock, Inc.	7,457,132	2.1
232,878		Citigroup, Inc.	12,067,738	3.4
45,150		Goldman Sachs Group, Inc.	8,288,186	2.3
212,157		JPMorgan Chase & Co.	12,780,338	3.6
124,371		Wells Fargo & Co.	6,451,124	1.8
			68,790,961	19.4

		Health Care: 15.0%
159,348		Abbott Laboratories	6,627,283	1.9
51,418		Cardinal Health, Inc.	3,852,237	1.1
80,269		Celgene Corp.	7,607,896	2.1
34,925		Cigna Corp.	3,167,348	0.9
75,926		Covidien PLC	6,568,358	1.9
69,359		IMS Health Holdings, Inc.	1,816,512	0.5
67,994		Johnson & Johnson	7,247,480	2.0
121,477		Medtronic, Inc.	7,525,500	2.1
12,431	@	Perrigo Co. PLC	1,867,012	0.5
7,300	@	Salix Pharmaceuticals Ltd.	1,140,552	0.3
29,860	@	Vertex Pharmaceuticals, Inc.	3,353,577	1.0
66,840		Zoetis, Inc.	2,469,738	0.7
			53,243,493	15.0

		Industrials: 12.7%
23,465		Dun & Bradstreet Corp.	2,756,434	0.8
105,201		Eaton Corp. PLC	6,666,587	1.9
17,231		FedEx Corp.	2,781,945	0.8
259,859		General Electric Co.	6,657,588	1.9
85,571		Honeywell International, Inc.	7,968,371	2.2
60,442	@	Jacobs Engineering Group, Inc.	2,950,778	0.8
27,595		Kansas City Southern	3,344,514	0.9
39,526		Nielsen Holdings NV	1,752,188	0.5
94,267	@	Tyco International Ltd.	4,201,480	1.2
58,563		United Technologies Corp.	6,184,253	1.7
			45,264,138	12.7

		Information Technology: 18.5%
166,911		Apple, Inc.	16,816,283	4.7
95,899		Broadcom Corp.	3,876,238	1.1
137,207	@	Electronic Arts, Inc.	4,885,941	1.4
135,971		EMC Corp.	3,978,511	1.1
11,166		Google, Inc.	6,446,802	1.8
7,838		Google, Inc. – Class A	4,611,958	1.3
49,585		Hewlett-Packard Co.	1,758,780	0.5
44,027		Intuit, Inc.	3,858,967	1.1
81,446		Mastercard, Inc.	6,020,488	1.7
154,079		Microsoft Corp.	7,143,102	2.0
7,172		Qualcomm, Inc.	536,250	0.2
50,558		Skyworks Solutions, Inc.	2,934,892	0.8
21,178		Twitter, Inc.	1,092,361	0.3
41,585		Xilinx, Inc.	1,761,125	0.5
			65,721,698	18.5

		Materials: 1.0%
48,055		Chemtura Corp.	1,121,123	0.3
45,767		Dow Chemical Co.	2,400,022	0.7
			3,521,145	1.0

		Telecommunication Services: 2.8%
198,864		Verizon Communications, Inc.	9,941,211	2.8

	Total Common Stock
	(Cost $301,051,979)		353,899,371	99.6

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
	Materials: –%
649,000	SINO Forest Corp. Escrow, 5.000%, 08/01/14	$–	–

	Total Corporate Bonds/Notes
	(Cost $–)	–	–

	Total Investments in Securities (Cost $301,051,979)	$353,899,371	99.6
	Assets in Excess of Other Liabilities	1,269,710	0.4
	Net Assets	$355,169,081	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $301,408,615.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$54,529,183
Gross Unrealized Depreciation	(2,038,427)

Net Unrealized Appreciation	$52,490,756

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$353,899,371	$–	$–	$353,899,371
Corporate Bonds/Notes	–	–	–	–
Total Investments, at fair value	$353,899,371	$–	$–	$353,899,371

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Consumer Discretionary: 11.3%
97,800	@	American Axle & Manufacturing Holdings, Inc.	$1,640,106	0.7
149,000		American Eagle Outfitters	2,163,480	0.9
89,700	@	Christopher & Banks Corp.	887,133	0.4
90,000		Del Frisco's Restaurant Group, Inc.	1,722,600	0.7
74,700		Finish Line	1,869,741	0.8
30,000	@	Helen of Troy Ltd.	1,575,600	0.7
108,600		KB Home	1,622,484	0.7
124,300	@	Nord Anglia Education, Inc.	2,113,100	0.9
40,000		Skechers USA, Inc.	2,132,400	0.9
61,000		Sonic Automotive, Inc.	1,495,110	0.6
113,000		Sonic Corp.	2,526,680	1.1
267,500	@	Standard-Pacific Corp.	2,003,575	0.8
41,000	@	Tenneco, Inc.	2,144,710	0.9
63,857		Tower International, Inc.	1,608,558	0.7
125,000		Travelcenters of America LLC	1,235,000	0.5
			26,740,277	11.3

		Consumer Staples: 1.2%
34,000		TreeHouse Foods, Inc.	2,737,000	1.2

		Energy: 7.2%
53,500		Athlon Energy, Inc.	3,115,305	1.3
70,600		Basic Energy Services, Inc.	1,531,314	0.6
43,300		C&J Energy Services, Inc.	1,322,815	0.6
45,200		Delek US Holdings, Inc.	1,497,024	0.6
73,100	@	Goodrich Petroleum Corp.	1,083,342	0.5
20,000	@	Gulfport Energy Corp.	1,068,000	0.5
91,700	@	Helix Energy Solutions Group, Inc.	2,022,902	0.9
87,342		Parsley Energy, Inc.	1,863,005	0.8
30,400		PDC Energy, Inc.	1,528,816	0.6
100,800		Tesco Corp.	2,000,880	0.8
			17,033,403	7.2

		Financials: 34.8%
65,400		Altisource Residential Corp.	1,569,600	0.7
82,500		American Assets Trust, Inc.	2,720,025	1.1
113,000		American Equity Investment Life Holding Co.	2,585,440	1.1
9,847		Ameris Bancorp.	216,142	0.1
72,300		Amerisafe, Inc.	2,827,653	1.2
59,600		Amtrust Financial Services, Inc.	2,373,272	1.0
135,872		Apollo Investment Corp.	1,110,074	0.5
45,777	@	Argo Group International Holdings Ltd.	2,303,041	1.0
116,300		Brandywine Realty Trust	1,636,341	0.7
143,200		CNO Financial Group, Inc.	2,428,672	1.0
71,100		Community Bank System, Inc.	2,388,249	1.0
111,500		CubeSmart	2,004,770	0.8
116,800		EverBank Financial Corp.	2,062,688	0.9
69,000		First Industrial Realty Trust, Inc.	1,166,790	0.5
83,500		FirstMerit Corp.	1,469,600	0.6
49,000		Highwoods Properties, Inc.	1,906,100	0.8
95,500	@	Hilltop Holdings, Inc.	1,914,775	0.8
65,000		Independent Bank Corp.	2,321,800	1.0
36,800		Kilroy Realty Corp.	2,187,392	0.9
56,500		LaSalle Hotel Properties	1,934,560	0.8
175,328		Medley Capital Corp.	2,070,624	0.9
121,000	@	MGIC Investment Corp.	945,010	0.4
111,912		Oritani Financial Corp.	1,576,840	0.7
51,000		Pennsylvania Real Estate Investment Trust	1,016,940	0.4
73,900		Pennymac Mortgage Investment Trust	1,583,677	0.7
79,100		PHH Corp.	1,768,676	0.7
80,200		PrivateBancorp, Inc.	2,398,782	1.0
43,000		Prosperity Bancshares, Inc.	2,458,310	1.0
65,530		QTS Realty Trust, Inc.	1,988,835	0.8
120,600		Radian Group, Inc.	1,719,756	0.7
91,000		Renasant Corp.	2,461,550	1.0
62,893		Sandy Spring Bancorp, Inc.	1,439,621	0.6
205,000		Sterling Bancorp/DE	2,621,950	1.1
203,033		Susquehanna Bancshares, Inc.	2,030,330	0.9
127,000		Symetra Financial Corp.	2,962,910	1.3
19,000		Texas Capital Bancshares, Inc.	1,095,920	0.5
43,700		The Geo Group, Inc.	1,670,214	0.7
37,600		TriplePoint Venture Growth BDC Corp.	549,336	0.2
139,000		Umpqua Holdings Corp.	2,289,330	1.0
98,000		Union Bankshares Corp.	2,263,800	1.0
107,000		Western Alliance Bancorp.	2,557,300	1.1
203,800		Wilshire Bancorp., Inc.	1,881,074	0.8
41,000		Wintrust Financial Corp.	1,831,470	0.8
			82,309,239	34.8

		Health Care: 7.4%
129,102		Catalent, Inc.	3,231,423	1.4
121,370	@	Healthways, Inc.	1,944,347	0.8
81,849		Kindred Healthcare, Inc.	1,587,871	0.7
66,800		LHC Group, Inc.	1,549,760	0.6
32,000		LifePoint Hospitals, Inc.	2,214,080	0.9
75,400		MedAssets, Inc.	1,562,288	0.7
95,000		PharMerica Corp.	2,320,850	1.0
78,700	@	VCA, Inc.	3,095,271	1.3
			17,505,890	7.4

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: 10.0%
42,000		Alaska Air Group, Inc.	$1,828,680	0.8
50,000		Deluxe Corp.	2,758,000	1.2
44,000		EMCOR Group, Inc.	1,758,240	0.7
84,400		Heartland Express, Inc.	2,022,224	0.8
155,000	@	Navigant Consulting, Inc.	2,156,050	0.9
74,000		Steelcase, Inc.	1,198,060	0.5
111,600		Swift Transportation Co.	2,341,368	1.0
60,000		Trinity Industries, Inc.	2,803,200	1.2
64,000	@	Tutor Perini Corp.	1,689,600	0.7
14,600		United Rentals, Inc.	1,622,060	0.7
35,000		United Stationers, Inc.	1,314,950	0.6
160,000	@	Wabash National Corp.	2,131,200	0.9
			23,623,632	10.0

		Information Technology: 11.2%
48,100		BroadSoft, Inc.	1,012,024	0.4
53,300	@	Ciena Corp.	891,176	0.4
167,000		Endurance International Group Holdings, Inc.	2,717,090	1.1
70,000		Fairchild Semiconductor International, Inc.	1,087,100	0.5
195,000		Global Cash Access, Inc.	1,316,250	0.5
37,200	@	Insight Enterprises, Inc.	841,836	0.3
174,100	@	Integrated Device Technology, Inc.	2,776,895	1.2
120,600		Integrated Silicon Solution, Inc.	1,657,044	0.7
154,600		IXYS Corp.	1,623,300	0.7
175,900	@	Kulicke & Soffa Industries, Inc.	2,503,057	1.1
105,500		Mentor Graphics Corp.	2,162,222	0.9
138,300		Micrel, Inc.	1,663,749	0.7
26,400	@	Rogers Corp.	1,445,664	0.6
79,100		Rudolph Technologies, Inc.	715,855	0.3
99,084	@	Saba Software, Inc.	1,337,634	0.6
88,000		SunEdison, Inc.	1,661,440	0.7
47,900	@	Unisys Corp.	1,121,339	0.5
			26,533,675	11.2

		Materials: 9.5%
218,000	@	AK Steel Holding Corp.	1,746,180	0.7
34,900		Axiall Corp.	1,249,769	0.5
58,300		Boise Cascade Co.	1,757,162	0.8
36,600	@	Clearwater Paper Corp.	2,200,026	0.9
64,000	@	Constellium NV - Class A	1,575,040	0.7
62,000	@	KapStone Paper and Packaging Corp.	1,734,140	0.7
71,900		Materion Corp.	2,205,173	0.9
50,000		Neenah Paper, Inc.	2,674,000	1.1
55,000		OM Group, Inc.	1,427,250	0.6
90,393	@	Orion Engineered Carbons SA	1,592,725	0.7
92,300		Taminco Corp.	2,409,030	1.0
53,500		Worthington Industries	1,991,270	0.9
			22,561,765	9.5

		Utilities: 4.8%
82,500		Avista Corp.	2,518,725	1.1
49,000		New Jersey Resources Corp.	2,474,990	1.1
36,000		South Jersey Industries, Inc.	1,920,960	0.8
36,200		Southwest Gas Corp.	1,758,596	0.7
17,178		TerraForm Power, Inc.	495,757	0.2
63,200		UIL Holdings Corp.	2,237,280	0.9
			11,406,308	4.8

	Total Common Stock
	(Cost $198,398,073)		230,451,189	97.4

SHORT-TERM INVESTMENTS: 2.7%
		Mutual Funds: 2.7%
6,437,293		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
		(Cost $6,437,293)	6,437,293	2.7

	Total Short-Term Investments
	(Cost $6,437,293)		6,437,293	2.7

	Total Investments in Securities (Cost $204,835,366)		$236,888,482	100.1
	Liabilities in Excess of Other Assets		(226,533)	(0.1)
	Net Assets		$236,661,949	100.0

††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

Cost for federal income tax purposes is $205,353,628.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$36,982,508
Gross Unrealized Depreciation	(5,447,654)

Net Unrealized Appreciation	$31,534,854

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$230,451,189	$–	$–	$230,451,189
Short-Term Investments	6,437,293	–	–	6,437,293
Total Investments, at fair value	$236,888,482	$–	$–	$236,888,482

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

VY® Fidelity® VIP Contrafund® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
Master Fund: 99.9%
8,601,377	(1)	Fidelity VIP Contrafund Portfolio	$312,488,009	99.9
		Total Investments in Master Fund
		(Cost $173,404,596)	$312,488,009	99.9
		Assets in Excess of Other Liabilities	203,400	0.1
		Net Assets	$312,691,409	100.0

(1)	The portfolio of investments should be read in conjunction with the master Fidelity fund's portfolio of investments included at the end of this filing.

Cost for federal income tax purposes is $225,623,453.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$86,864,556
Gross Unrealized Depreciation	–

Net Unrealized Appreciation	$86,864,556

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Master Fund	$312,488,009	$–	$–	$312,488,009
Total Investments, at fair value	$312,488,009	$–	$–	$312,488,009

VY® Fidelity® VIP Equity-Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
Master Fund: 100.0%
557,082	@(1)	Fidelity VIP Equity-Income Portfolio	$13,520,376	100.0
		Total Investments in Master Fund
		(Cost $11,259,701)	$13,520,376	100.0
		Assets in Excess of Other Liabilities	3,485	–
		Net Assets	$13,523,861	100.0

(1)	The portfolio of investments should be read in conjunction with the master Fidelity fund's portfolio of investments included at the end of this filing.

@	Non-income producing security

Cost for federal income tax purposes is $13,133,560.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$386,816
Gross Unrealized Depreciation	–

Net Unrealized Appreciation	$386,816

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Master Fund	$13,520,376	$–	$–	$13,520,376
Total Investments, at fair value	$13,520,376	$–	$–	$13,520,376

VY® Fidelity® VIP Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
Master Fund: 99.9%
1,151,292	(1)	Fidelity VIP Mid Cap Portfolio	$40,986,003	99.9
		Total Investments in Master Fund
		(Cost $34,202,328)	$40,986,003	99.9
		Assets in Excess of Other Liabilities	58,446	0.1
		Net Assets	$41,044,449	100.0

(1)	The portfolio of investments should be read in conjunction with the master Fidelity fund's portfolio of investments included at the end of this filing.

Cost for federal income tax purposes is $37,832,821.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,153,182
Gross Unrealized Depreciation	–

Net Unrealized Appreciation	$3,153,182

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Master Fund	$40,986,003	$–	$–	$40,986,003
Total Investments, at fair value	$40,986,003	$–	$–	$40,986,003

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Consumer Discretionary: 14.4%
267,253		Carnival Corp.	$10,735,553	1.9
145,470		Comcast Corp. – Class A	7,823,377	1.3
23,971	@	Fossil Group, Inc.	2,250,877	0.4
289,139		General Motors Co.	9,235,100	1.6
167,695		Johnson Controls, Inc.	7,378,580	1.3
109,828		Kohl's Corp.	6,702,803	1.2
111,946		Newell Rubbermaid, Inc.	3,852,062	0.7
81,614		Target Corp.	5,115,565	0.9
49,176		Time Warner Cable, Inc.	7,056,264	1.2
54,110		Time Warner, Inc.	4,069,613	0.7
218,287		Twenty-First Century Fox, Inc. Class B	7,271,140	1.3
139,147		Viacom - Class B	10,705,970	1.9
			82,196,904	14.4

		Consumer Staples: 4.5%
262,564		ConAgra Foods, Inc.	8,675,115	1.5
113,214		CVS Caremark Corp.	9,010,702	1.6
113,718		Mondelez International, Inc.	3,896,547	0.7
106,620		Unilever NV ADR	4,230,682	0.7
			25,813,046	4.5

		Energy: 16.1%
250,256		BP PLC ADR	10,998,751	1.9
59,429		Chevron Corp.	7,091,068	1.2
129,249		Halliburton Co.	8,337,853	1.5
129,375		Murphy Oil Corp.	7,362,731	1.3
169,375	@	Noble Corp. PLC	3,763,513	0.7
69,092		Occidental Petroleum Corp.	6,643,196	1.2
26,528	L	Paragon Offshore PLC	163,147	0.0
204,108		QEP Resources, Inc.	6,282,444	1.1
155,430		Royal Dutch Shell PLC - Class A ADR	11,832,886	2.1
335,049		Suncor Energy, Inc.	12,112,022	2.1
833,155	@	Weatherford International PLC	17,329,624	3.0
			91,917,235	16.1

		Financials: 24.2%
56,708		Aflac, Inc.	3,303,241	0.6
180,545		Allstate Corp.	11,080,047	1.9
639,004		Bank of America Corp.	10,895,018	1.9
261,105		Bank of New York Mellon Corp.	10,112,597	1.8
476,483		Citigroup, Inc.	24,691,349	4.3
288,488		Fifth Third Bancorp.	5,775,530	1.0
29,473		Goldman Sachs Group, Inc.	5,410,358	0.9
286,603		JPMorgan Chase & Co.	17,264,965	3.0
146,618		Metlife, Inc.	7,876,319	1.4
260,910		Morgan Stanley	9,019,659	1.6
98,009		PNC Financial Services Group, Inc.	8,387,610	1.5
128,841		State Street Corp.	9,483,986	1.7
20,663		Travelers Cos., Inc.	1,941,082	0.3
51,446		US Bancorp.	2,151,986	0.4
203,899		Wells Fargo & Co.	10,576,241	1.9
			137,969,988	24.2

		Health Care: 14.3%
68,866		AbbVie, Inc.	3,977,700	0.7
125,741		Bristol-Myers Squibb Co.	6,435,424	1.1
23,544		Cardinal Health, Inc.	1,763,916	0.3
53,480	@	Express Scripts Holding Co.	3,777,292	0.7
50,214		GlaxoSmithKline PLC ADR	2,308,338	0.4
53,270		Medtronic, Inc.	3,300,076	0.6
197,775		Merck & Co., Inc.	11,724,102	2.0
101,562		Novartis AG	9,563,930	1.7
282,629		Pfizer, Inc.	8,357,340	1.5
138,517		Roche Holding AG ADR	5,123,744	0.9
157,699		Sanofi-Aventis SA ADR	8,898,955	1.6
108,202		UnitedHealth Group, Inc.	9,332,423	1.6
57,586		WellPoint, Inc.	6,888,437	1.2
			81,451,677	14.3

		Industrials: 6.0%
87,727		Emerson Electric Co.	5,489,955	1.0
473,916		General Electric Co.	12,141,728	2.1
43,848		Honeywell International, Inc.	4,083,126	0.7
120,392	@	Ingersoll-Rand PLC - Class A	6,785,293	1.2
164,427		Textron, Inc.	5,917,728	1.0
			34,417,830	6.0

		Information Technology: 12.5%
60,063	@	Autodesk, Inc.	3,309,471	0.6
405,544		Cisco Systems, Inc.	10,207,543	1.8
87,622	@	Citrix Systems, Inc.	6,250,953	1.1
251,644		Corning, Inc.	4,866,795	0.8
171,495	@	eBay, Inc.	9,711,762	1.7
280,833		Hewlett-Packard Co.	9,961,147	1.7
175,026		Intel Corp.	6,094,405	1.1
229,667		Microsoft Corp.	10,647,362	1.9
288,857		Symantec Corp.	6,791,028	1.2
87,416	@	Yahoo!, Inc.	3,562,202	0.6
			71,402,668	12.5

		Materials: 2.0%
377,822		Alcoa, Inc.	6,079,156	1.1
113,536		International Paper Co.	5,420,209	0.9
			11,499,365	2.0

		Telecommunication Services: 1.8%
56,193		AT&T, Inc.	1,980,241	0.3
113,365		Verizon Communications, Inc.	5,667,116	1.0
109,197		Vivendi	2,636,881	0.5
			10,284,238	1.8

		Utilities: 2.1%
75,054		FirstEnergy Corp.	2,519,562	0.4
86,471		Pacific Gas & Electric Co.	3,894,654	0.7

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
170,763	PPL Corp.	$5,607,857	1.0
		12,022,073	2.1

	Total Common Stock (Cost $414,742,884)	558,975,024	97.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
	Securities Lending Collateralcc(1): 0.0%
170,745	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $170,745, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $174,160, due 10/02/14-10/01/44)
	(Cost $170,745)	170,745	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.2%
18,348,638	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $18,348,638)	18,348,638	3.2

	Total Short-Term Investments
	(Cost $18,519,383)	18,519,383	3.2

	Total Investments in Securities (Cost $433,262,267)	$577,494,407	101.1
	Liabilities in Excess of Other Assets	(6,057,300)	(1.1)
	Net Assets	$571,437,107	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $450,306,100.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$145,669,238
Gross Unrealized Depreciation	(18,480,931)

Net Unrealized Appreciation	$127,188,307

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$82,196,904	$–	$–	$82,196,904
Consumer Staples	25,813,046	–	–	25,813,046
Energy	91,917,235	–	–	91,917,235
Financials	137,969,988	–	–	137,969,988
Health Care	71,887,747	9,563,930	–	81,451,677
Industrials	34,417,830	–	–	34,417,830
Information Technology	71,402,668	–	–	71,402,668
Materials	11,499,365	–	–	11,499,365
Telecommunication Services	7,647,357	2,636,881	–	10,284,238
Utilities	12,022,073	–	–	12,022,073
Total Common Stock	546,774,213	12,200,811	–	558,975,024
Short-Term Investments	18,348,638	170,745	–	18,519,383
Total Investments, at fair value	$565,122,851	$12,371,556	$–	$577,494,407
Other Financial Instruments+
Forward Foreign Currency Contracts	–	981,535	–	981,535
Total Assets	$565,122,851	$13,353,091	$–	$578,475,942

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2014, the following forward foreign currency contracts were outstanding for the VY® Invesco Comstock Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	British Pound	1,666,581	Sell	10/17/14	$2,706,163	$2,701,411	$4,752
Barclays Bank PLC	Canadian Dollar	3,038,368	Sell	10/17/14	2,745,738	2,711,884	33,854
Barclays Bank PLC	Swiss Franc	2,631,666	Sell	10/17/14	2,815,604	2,756,870	58,734
Barclays Bank PLC	EU Euro	3,536,295	Sell	10/17/14	4,578,024	4,466,993	111,031
CIBC World Markets	British Pound	1,666,580	Sell	10/17/14	2,705,026	2,701,409	3,617
CIBC World Markets	Canadian Dollar	3,112,480	Sell	10/17/14	2,812,397	2,778,033	34,364
CIBC World Markets	Swiss Franc	2,631,666	Sell	10/17/14	2,815,188	2,756,869	58,319
CIBC World Markets	EU Euro	3,536,295	Sell	10/17/14	4,575,159	4,466,993	108,166
Deutsche Bank AG	British Pound	2,123,457	Sell	10/17/14	3,448,027	3,441,974	6,053
Deutsche Bank AG	Canadian Dollar	3,038,369	Sell	10/17/14	2,745,617	2,711,885	33,732
Deutsche Bank AG	Swiss Franc	2,631,666	Sell	10/17/14	2,815,821	2,756,870	58,951
Deutsche Bank AG	EU Euro	3,536,295	Sell	10/17/14	4,578,017	4,466,993	111,024
Goldman Sachs & Co.	British Pound	1,666,581	Sell	10/17/14	2,705,328	2,701,411	3,917
Goldman Sachs & Co.	Canadian Dollar	3,038,369	Sell	10/17/14	2,744,551	2,711,885	32,666
Goldman Sachs & Co.	Swiss Franc	3,702,942	Sell	10/17/14	3,961,425	3,879,112	82,313
Goldman Sachs & Co.	EU Euro	4,277,685	Sell	10/17/14	5,534,811	5,403,505	131,306
Royal Bank of Canada	EU Euro	3,536,295	Sell	10/17/14	4,575,729	4,466,993	108,736
							$981,535

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$981,535
Total Asset Derivatives		$981,535

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2014:

	Barclays Bank PLC	CIBC World Markets	Deutsche Bank AG	Goldman Sachs & Co.	Royal Bank of Canada	Totals
Assets:
Forward foreign currency contracts	$208,371	$204,466	$209,760	$250,202	$108,736	$981,535
Total Assets	$208,371	$204,466	$209,760	$250,202	$108,736	$981,535

Net OTC derivative instruments by counterparty, at fair value	$208,371	$204,466	$209,760	$250,202	$108,736	$981,535

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$208,371	$204,466	$209,760	$250,202	$108,736	$981,535

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 64.0%
		Consumer Discretionary: 7.1%
381,067		Abercrombie & Fitch Co.	$13,847,975	0.6
504,676		Carnival Corp.	20,272,835	0.9
411,290		Comcast Corp. – Class A	22,119,176	1.0
473,988		General Motors Co.	15,139,177	0.7
318,113		Target Corp.	19,939,323	0.9
306,477		Thomson Reuters Corp.	11,165,018	0.5
151,581		Time Warner Cable, Inc.	21,750,357	1.0
118,758		Time Warner, Inc.	8,931,789	0.4
303,584		Viacom - Class B	23,357,753	1.1
			156,523,403	7.1

		Consumer Staples: 3.6%
303,821		Archer-Daniels-Midland Co.	15,525,253	0.7
1,594,165		Avon Products, Inc.	20,086,479	0.9
460,054		Mondelez International, Inc.	15,763,750	0.7
228,097		Procter & Gamble Co.	19,100,843	0.9
222,648		Unilever NV ADR	8,834,673	0.4
			79,310,998	3.6

		Energy: 7.2%
139,607		Anadarko Petroleum Corp.	14,161,734	0.7
173,022		Apache Corp.	16,241,575	0.7
285,382		Baker Hughes, Inc.	18,566,953	0.8
411,455		Canadian Natural Resources Ltd.	15,985,006	0.7
195,512	@	Ensco PLC	8,076,601	0.4
138,655		ExxonMobil Corp.	13,040,503	0.6
159,977		Occidental Petroleum Corp.	15,381,788	0.7
904,451		Royal Dutch Shell PLC - Class A	34,568,265	1.6
333,740		Total S.A.	21,611,151	1.0
			157,633,576	7.2

		Financials: 17.9%
164,402	@	Aon PLC	14,413,123	0.7
1,313,323		Bank of America Corp.	22,392,157	1.0
315,824		BB&T Corp.	11,751,811	0.5
780,122		Charles Schwab Corp.	22,927,786	1.0
1,130,260		Citigroup, Inc.	58,570,073	2.7
330,441		Citizens Financial Group, Inc.	7,738,928	0.3
149,717		CME Group, Inc.	11,970,623	0.5
282,152		Comerica, Inc.	14,068,099	0.6
563,004		Fifth Third Bancorp.	11,271,340	0.5
81,157		Goldman Sachs Group, Inc.	14,897,991	0.7
1,005,976		JPMorgan Chase & Co.	60,599,994	2.7
417,490		Marsh & McLennan Cos., Inc.	21,851,427	1.0
940,471		Morgan Stanley	32,512,083	1.5
213,449		Northern Trust Corp.	14,520,935	0.7
277,168		PNC Financial Services Group, Inc.	23,720,037	1.1
230,673		State Street Corp.	16,979,840	0.8
264,477		Synchrony Financial	6,492,910	0.3
336,748		Wells Fargo & Co.	17,467,119	0.8
251,841	@	Willis Group Holdings PLC	10,426,217	0.5
			394,572,493	17.9

		Health Care: 8.6%
124,323		Amgen, Inc.	17,462,409	0.8
118,448		Bristol-Myers Squibb Co.	6,062,169	0.3
110,536		Cigna Corp.	10,024,510	0.5
282,199		Eli Lilly & Co.	18,300,605	0.8
105,585		Hospira, Inc.	5,493,588	0.2
177,455		Medtronic, Inc.	10,993,337	0.5
373,826		Merck & Co., Inc.	22,160,405	1.0
11,060		Novartis AG ADR	1,041,078	0.0
216,788		Novartis AG	20,414,576	0.9
346,682		Pfizer, Inc.	10,251,387	0.5
135,464		Sanofi	15,317,085	0.7
339,555		Teva Pharmaceutical Industries Ltd. ADR	18,251,081	0.8
166,734		UnitedHealth Group, Inc.	14,380,807	0.7
164,650		WellPoint, Inc.	19,695,433	0.9
			189,848,470	8.6

		Industrials: 5.4%
183,363		Caterpillar, Inc.	18,158,438	0.8
409,457		CSX Corp.	13,127,191	0.6
128,036		General Dynamics Corp.	16,272,095	0.7
1,621,883		General Electric Co.	41,552,643	1.9
270,571	@	Ingersoll-Rand PLC - Class A	15,249,382	0.7
347,465	@	Tyco International Ltd.	15,486,515	0.7
			119,846,264	5.4

		Information Technology: 9.9%
341,191	@	Adobe Systems, Inc.	23,607,005	1.1
361,750	@	Amdocs Ltd.	16,597,090	0.7
1,214,036		Applied Materials, Inc.	26,235,318	1.2
326,810		Broadcom Corp.	13,209,660	0.6
493,460		Cisco Systems, Inc.	12,420,388	0.6
163,017	@	Citrix Systems, Inc.	11,629,633	0.5
830,090		Corning, Inc.	16,053,941	0.7
464,451	@	eBay, Inc.	26,301,860	1.2
446,785		Intel Corp.	15,557,054	0.7
370,422		Microsoft Corp.	17,172,764	0.8
286,738		NetApp, Inc.	12,318,264	0.6
768,979		Symantec Corp.	18,078,696	0.8
191,668		Texas Instruments, Inc.	9,140,647	0.4
			218,322,320	9.9

		Materials: 1.5%
326,524		Dow Chemical Co.	17,122,919	0.8
361,606		Freeport-McMoRan, Inc.	11,806,436	0.5
25,225		PPG Industries, Inc.	4,962,766	0.2
			33,892,121	1.5

		Telecommunication Services: 1.7%
225,445		Orange SA	3,364,246	0.2
705,156		Koninklijke KPN NV	2,257,657	0.1
2,106,190	@	Telecom Italia S.p.A.	2,409,024	0.1
179,263		Telefonica S.A.	2,768,588	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Telecommunication Services: (continued)
264,345		Verizon Communications, Inc.	$13,214,606	0.6
404,167		Vodafone Group PLC ADR	13,293,053	0.6
			37,307,174	1.7

		Utilities: 1.1%
117,335		Edison International	6,561,373	0.3
252,047		FirstEnergy Corp.	8,461,218	0.4
193,104		Pacific Gas & Electric Co.	8,697,404	0.4
			23,719,995	1.1

	Total Common Stock
	(Cost $1,279,746,350)		1,410,976,814	64.0

PREFERRED STOCK: 0.9%
		Energy: 0.4%
140,612	@,P	El Paso Energy Capital Trust I	8,028,945	0.4

		Financials: 0.5%
55,900		AMG Capital Trust II	3,472,787	0.2
56,155	@	Keycorp	7,356,867	0.3
20,000	P	State Street Corp.	513,000	0.0
27,000	P	Wells Fargo & Co.	692,010	0.0
			12,034,664	0.5

	Total Preferred Stock
	(Cost $16,762,390)		20,063,609	0.9

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 15.0%
		Basic Materials: 0.6%
555,000	#	Anglo American Capital PLC, 4.125%, 04/15/21	557,852	0.0
300,000	#	Anglo American Capital PLC, 9.375%, 04/08/19	381,165	0.0
570,000		ArcelorMittal, 4.250%, 08/05/15	581,400	0.1
80,000		ArcelorMittal, 7.250%, 03/01/41	81,200	0.0
460,000		ArcelorMittal, 10.350%, 06/01/19	562,925	0.0
350,000		Barrick North America Finance, LLC, 5.700%, 05/30/41	341,120	0.0
390,000		Freeport-McMoRan Copper & Gold, Inc., 1.400%, 02/13/15	391,127	0.0
1,095,000	#	Glencore Funding LLC, 3.125%, 04/29/19	1,098,011	0.1
535,000	#	Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20	478,825	0.0
195,000		International Paper Co., 6.000%, 11/15/41	222,595	0.0
315,000		Monsanto Co., 2.125%, 07/15/19	313,757	0.0
215,000		Monsanto Co., 3.375%, 07/15/24	214,383	0.0
285,000		Monsanto Co., 3.600%, 07/15/42	249,497	0.0
770,000	#	Montell Finance Co. BV, 8.100%, 03/15/27	1,026,499	0.1
465,000		Newmont Mining Corp., 3.500%, 03/15/22	431,667	0.0
150,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/28	192,633	0.0
335,000		Rio Tinto Finance USA Ltd., 9.000%, 05/01/19	429,161	0.0
495,000		Southern Copper Corp., 5.250%, 11/08/42	469,814	0.0
75,000		Southern Copper Corp., 5.375%, 04/16/20	82,506	0.0
105,000		Southern Copper Corp., 6.750%, 04/16/40	117,776	0.0
835,000		Sunoco Logistics Partner, 5.300%, 04/01/44	847,536	0.1
550,000		Sunoco Logistics Partner, 5.500%, 02/15/30	617,356	0.1
1,451,000		United States Steel Corp., 2.750%, 04/01/19	2,386,895	0.1
420,000		Vale Overseas Ltd., 5.625%, 09/15/19	471,103	0.0
250,000		Vale SA, 5.625%, 09/11/42	245,855	0.0
320,000	#	Xstrata Finance Canada Ltd., 2.050%, 10/23/15	323,648	0.0
320,000	#	Xstrata Finance Canada Ltd., 2.700%, 10/25/17	325,603	0.0
			13,441,909	0.6

		Communications: 2.1%
225,000		America Movil S.A.B de CV, 2.375%, 09/08/16	230,089	0.0
455,000		America Movil S.A.B de CV, 4.375%, 07/16/42	425,309	0.0
101,000		AT&T, Inc., 5.350%, 09/01/40	107,484	0.0
270,000		AT&T, Inc., 6.150%, 09/15/34	323,294	0.0
4,000		AT&T, Inc., 8.000%, 11/15/31	5,918	0.0
460,000		Baidu, Inc., 3.250%, 08/06/18	474,549	0.0
365,000		British Telecommunications PLC, 1.250%, 02/14/17	364,363	0.0
3,110,000		Ciena Corp., 4.000%, 12/15/20	3,737,831	0.2
560,000		Comcast Corp., 4.250%, 01/15/33	568,596	0.0
3,469,000		Comcast Corp., 5.700%, 05/15/18	3,943,299	0.2
135,000		Comcast Corp., 6.450%, 03/15/37	173,100	0.0
340,000	#	Cox Communications, Inc., 4.700%, 12/15/42	329,181	0.0
106,000		Cox Communications, Inc., 5.450%, 12/15/14	107,046	0.0
1,210,000	#	Cox Communications, Inc., 8.375%, 03/01/39	1,725,978	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
345,000	#	Crown Castle Towers, LLC, 3.214%, 08/15/35	$352,448	0.0
435,000	#	Crown Castle Towers, LLC, 6.113%, 01/15/40	504,249	0.0
2,960,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	3,003,992	0.2
4,490,000		Discovery Communications LLC, 3.700%, 06/01/15	4,586,243	0.2
350,000		Grupo Televisa SAB, 5.000%, 05/13/45	347,511	0.0
285,000		Interpublic Group of Cos., Inc., 2.250%, 11/15/17	286,357	0.0
3,231,000		JDS Uniphase Corp., 0.625%, 08/15/33	3,245,136	0.2
230,000	L	Juniper Networks, Inc., 4.500%, 03/15/24	237,523	0.0
1,819,000		Liberty Interactive LLC, 0.750%, 03/30/43	2,418,133	0.1
9,559,000	#	Liberty Media Corp., 1.375%, 10/15/23	9,403,666	0.5
125,000		NBCUniversal Media, LLC, 5.150%, 04/30/20	142,130	0.0
210,000		NBCUniversal Media, LLC, 5.950%, 04/01/41	257,259	0.0
415,000		Rogers Communications, Inc., 4.500%, 03/15/43	405,919	0.0
370,000		Telefonica Emisones SAU, 7.045%, 06/20/36	470,130	0.0
1,010,000	#	Tencent Holdings Ltd., 3.375%, 05/02/19	1,022,208	0.1
2,345,000		Time Warner Cable, Inc., 5.000%, 02/01/20	2,609,551	0.1
445,000		Time Warner Cable, Inc., 5.875%, 11/15/40	525,469	0.0
160,000		Time Warner, Inc., 5.875%, 11/15/16	175,632	0.0
165,000		Verizon Communications, Inc., 3.000%, 04/01/16	170,131	0.0
467,000	#	Verizon Communications, Inc., 5.012%, 08/21/54	471,245	0.0
745,000		Verizon Communications, Inc., 5.150%, 09/15/23	824,608	0.1
280,000		Verizon Communications, Inc., 6.400%, 02/15/38	341,192	0.0
1,290,000		Verizon Communications, Inc., 6.400%, 09/15/33	1,572,424	0.1
			45,889,193	2.1

		Consumer, Cyclical: 0.6%
450,000		Advance Auto Parts, Inc., 4.500%, 12/01/23	470,875	0.0
387,000		Advance Auto Parts, Inc., 5.750%, 05/01/20	436,702	0.0
755,000		American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 10/01/26	757,831	0.1
315,000		Cintas Corp. No 2, 2.850%, 06/01/16	324,441	0.0
244,785		Continental Airlines 2010-1 Class A Pass Through Trust, 4.750%, 07/15/22	262,531	0.0
380,313		Continental Airlines 2012-1 Class A Pass Thru Trusts, 4.150%, 04/11/24	392,673	0.0
620,000		CVS Caremark Corp., 3.375%, 08/12/24	612,590	0.0
665,422		CVS Pass-Through Trust, 6.036%, 12/10/28	771,749	0.1
172,741		Delta Air Lines 2010-1 Class A Pass Through Trust, 6.200%, 01/02/20	191,483	0.0
595,000		Dollar General Corp., 3.250%, 04/15/23	532,617	0.0
800,000		Ford Motor Co., 4.750%, 01/15/43	803,776	0.1
725,000		MDC Holdings, Inc., 6.000%, 01/15/43	667,000	0.0
1,460,000	#	QVC, Inc., 5.450%, 08/15/34	1,438,309	0.1
645,000		Target Corp., 2.900%, 01/15/22	639,574	0.0
885,000		United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/28	888,872	0.1
1,725,125	#	Virgin Australia 2013-1A Trust, 5.000%, 04/23/25	1,798,443	0.1
50,000		Wal-Mart Stores, Inc., 6.500%, 08/15/37	66,445	0.0
375,000		Wal-Mart Stores, Inc., 3.300%, 04/22/24	380,141	0.0
135,000		Wyndham Worldwide Corp., 2.950%, 03/01/17	138,754	0.0
555,000		Wyndham Worldwide Corp., 5.625%, 03/01/21	617,162	0.0
			12,191,968	0.6

		Consumer, Non-cyclical: 4.2%
1,250,000		AbbVie, Inc., 1.200%, 11/06/15	1,254,990	0.1
985,000	#	Actavis Funding SCS, 4.850%, 06/15/44	928,928	0.1
610,000		Aetna, Inc., 3.950%, 09/01/20	650,944	0.0
980,000		AmerisourceBergen Corp., 3.400%, 05/15/24	975,268	0.1
255,000		Anheuser-Busch InBev Worldwide, Inc., 0.800%, 07/15/15	255,793	0.0
375,000		Anheuser-Busch InBev Worldwide, Inc., 3.625%, 04/15/15	381,515	0.0
110,000		Avon Products, Inc., 2.375%, 03/15/16	111,134	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
3,611,000		BioMarin Pharmaceutical, Inc., 1.500%, 10/15/20	$3,972,100	0.2
4,224,000		Brookdale Senior Living, Inc., 2.750%, 06/15/18	5,451,600	0.3
240,000		Brown-Forman Corp., 2.250%, 01/15/23	224,034	0.0
4,000,000		Bunge Ltd Finance Corp., 5.100%, 07/15/15	4,135,908	0.2
715,000		CareFusion Corp., 3.875%, 05/15/24	715,596	0.0
435,000		CareFusion Corp., 4.875%, 05/15/44	429,993	0.0
1,445,000		Celgene Corp., 4.625%, 05/15/44	1,423,342	0.1
325,000		Celgene Corp., 4.000%, 08/15/23	338,817	0.0
240,000		Corn Products International, Inc., 6.625%, 04/15/37	297,267	0.0
1,722,000		Cubist Pharmaceuticals, Inc., 1.125%, 09/01/18	1,861,912	0.1
4,243,000	L	Cubist Pharmaceuticals, Inc., 1.875%, 09/01/20	4,730,945	0.2
493,000		Edwards Lifesciences Corp., 2.875%, 10/15/18	501,632	0.0
965,000	#	ERAC USA Finance LLC, 2.350%, 10/15/19	960,821	0.1
980,000		Express Scripts Holding Co., 2.250%, 06/15/19	967,551	0.1
270,000		Express Scripts, Inc., 3.125%, 05/15/16	279,749	0.0
415,000	#	FBG Finance Ltd., 5.125%, 06/15/15	427,835	0.0
430,000		Gilead Sciences, Inc., 2.050%, 04/01/19	427,291	0.0
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	103,348	0.0
785,000	#	Grupo Bimbo SAB de CV, 3.875%, 06/27/24	776,718	0.0
4,573,000		HealthSouth Corp., 2.000%, 12/01/43	4,955,989	0.2
2,410,000	#	Jazz Investments I Ltd., 1.875%, 08/15/21	2,672,088	0.1
274,000		Kraft Foods, Inc., 6.500%, 02/09/40	344,730	0.0
890,000		Kroger Co., 3.300%, 01/15/21	903,755	0.1
663,000	#	Live Nation Entertainment, Inc., 2.500%, 05/15/19	685,791	0.0
730,000		McKesson Corp., 2.284%, 03/15/19	725,588	0.0
210,000		Medco Health Solutions, Inc., 2.750%, 09/15/15	214,028	0.0
390,000		Medtronic, Inc., 4.000%, 04/01/43	369,709	0.0
630,000		Moody's Corp., 4.500%, 09/01/22	665,550	0.0
639,000		Moody’s Corp., 4.875%, 02/15/24	690,635	0.0
730,000	#	Mylan, Inc., 6.000%, 11/15/18	756,452	0.0
865,000		Novartis Capital Corp., 4.400%, 05/06/44	903,265	0.1
2,201,000		NuVasive, Inc., 2.750%, 07/01/17	2,454,115	0.1
2,627,000		Omnicare, Inc., 3.250%, 12/15/35	2,723,871	0.1
2,928,000		Omnicare, Inc., 3.500%, 02/15/44	3,228,120	0.2
3,411,000		Omnicare, Inc., 3.750%, 04/01/42	5,344,611	0.3
780,000		PepsiCo, Inc., 3.600%, 03/01/24	799,669	0.0
275,000	#	Perrigo Co. Plc, 2.300%, 11/08/18	273,483	0.0
275,000		Philip Morris International, Inc., 3.600%, 11/15/23	279,075	0.0
820,000		Philip Morris International, Inc., 4.875%, 11/15/43	875,256	0.0
4,054,000		Salix Pharmaceuticals Ltd., 1.500%, 03/15/19	9,825,883	0.5
1,430,000		Sysco Corp., 3.500%, 10/02/24	1,438,182	0.1
825,000		Tupperware Brands Corp., 4.750%, 06/01/21	877,466	0.0
392,000		Tyson Foods, Inc., 3.950%, 08/15/24	393,579	0.0
354,000		Tyson Foods, Inc., 4.875%, 08/15/34	365,485	0.0
365,000		Tyson Foods, Inc., 5.150%, 08/15/44	379,149	0.0
145,000		Ventas Realty L.P., 5.700%, 09/30/43	167,530	0.0
5,174,000		Volcano Corp., 1.750%, 12/01/17	4,504,614	0.2
7,317,000		WellPoint, Inc., 2.750%, 10/15/42	12,086,769	0.6
79,000		Zoetis, Inc., 4.700%, 02/01/43	79,742	0.0
			92,569,210	4.2

		Energy: 0.8%
655,000		BP Capital Markets PLC, 2.237%, 05/10/19	651,840	0.1
360,000		Chevron Corp., 1.718%, 06/24/18	360,505	0.0
3,174,000		Cobalt International Energy, Inc., 2.625%, 12/01/19	2,632,436	0.1
460,000	#	Enable Midstream Partners L.P., 2.400%, 05/15/19	455,779	0.0
175,000		Enterprise Products Operating L.P., 5.250%, 01/31/20	197,724	0.0
300,000		Enterprise Products Operating L.P., 6.500%, 01/31/19	351,854	0.0
1,943,000		Helix Energy Solutions Group, Inc., 3.250%, 03/15/32	2,278,168	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
250,000		Husky Energy, Inc., 3.950%, 04/15/22	$259,588	0.0
570,000		Noble Energy, Inc., 5.250%, 11/15/43	603,565	0.1
130,000		Noble Holding International Ltd., 2.500%, 03/15/17	132,434	0.0
2,738,000		Peabody Energy Corp., 4.750%, 12/15/41	1,889,220	0.1
445,000		Petrobras Global Finance BV, 5.625%, 05/20/43	396,682	0.0
320,000		Phillips 66, 1.950%, 03/05/15	322,074	0.0
295,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	300,683	0.0
605,000		Rowan Cos, Inc., 5.850%, 01/15/44	597,491	0.1
510,000		Southwestern Energy Co., 4.100%, 03/15/22	524,201	0.0
165,000		Spectra Energy Capital, LLC, 7.500%, 09/15/38	211,801	0.0
4,224,000		Stone Energy Corp., 1.750%, 03/01/17	4,485,360	0.2
215,000		Texas Eastern Transmission LP, 7.000%, 07/15/32	282,513	0.0
125,000		Williams Partners L.P., 5.400%, 03/04/44	133,074	0.0
			17,066,992	0.8

		Financial: 3.9%
290,000	#	Abbey National Treasury Services PLC/London, 3.875%, 11/10/14	291,040	0.0
300,000		Aegon NV, 4.625%, 12/01/15	313,549	0.0
730,000		Air Lease Corp., 4.250%, 09/15/24	719,962	0.1
1,200,000		American Financial Group, Inc./OH, 9.875%, 06/15/19	1,550,266	0.1
395,000		American International Group, Inc., 2.300%, 07/16/19	392,634	0.0
500,000		American Tower Corp., 3.400%, 02/15/19	511,454	0.0
850,000		American Tower Corp., 4.500%, 01/15/18	906,341	0.1
1,825,000		American Tower Corp., 4.625%, 04/01/15	1,861,646	0.1
120,000		American Tower Corp., 5.000%, 02/15/24	126,044	0.0
440,000	#	Apollo Management Holdings L.P., 4.000%, 05/30/24	443,877	0.0
500,000	#	Banco Inbursa SA Institucion de Banca Multiple, 4.125%, 06/06/24	485,000	0.0
445,000		Bank of America Corp., 1.250%, 01/11/16	447,011	0.0
500,000		Bank of America Corp., 5.650%, 05/01/18	556,694	0.0
400,000		Bank of America Corp., 5.750%, 12/01/17	445,441	0.0
520,000		Bank of New York Mellon Corp./The, 4.500%, 12/31/49	483,600	0.0
165,000		Barclays Bank PLC, 2.750%, 02/23/15	166,494	0.0
525,000		Barclays Bank PLC, 6.750%, 05/22/19	624,749	0.0
725,000	#	BBVA Bancomer SA/Texas, 4.375%, 04/10/24	734,063	0.1
260,000		Bear Stearns Cos., Inc., 7.250%, 02/01/18	302,732	0.0
1,012,000		Branch Banking & Trust Co., 3.800%, 10/30/26	1,008,156	0.1
515,000		Charles Schwab Corp., 4.450%, 07/22/20	566,927	0.0
365,000		Citigroup, Inc., 3.500%, 05/15/23	350,401	0.0
1,930,000	L	Citigroup, Inc., 4.000%, 08/05/24	1,893,851	0.1
260,000		Citigroup, Inc., 5.300%, 05/06/44	271,180	0.0
560,000		Citigroup, Inc., 6.675%, 09/13/43	688,804	0.0
345,000		Citigroup, Inc., 8.500%, 05/22/19	431,750	0.0
325,000		CNA Financial Corp., 5.875%, 08/15/20	371,190	0.0
590,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.750%, 01/15/20	653,821	0.0
472,000	#	Credit Suisse AG, 6.500%, 08/08/23	514,504	0.0
590,000		Credit Suisse/New York NY, 3.625%, 09/09/24	582,995	0.0
830,000	#	Dexus Diversified Trust / Dexus Office Trust, 5.600%, 03/15/21	942,702	0.1
340,000		Digital Realty Trust L.P., 4.500%, 07/15/15	346,805	0.0
340,000		Ford Motor Credit Co., LLC, 2.500%, 01/15/16	346,345	0.0
600,000		General Electric Capital Corp., 5.250%, 06/29/49	602,250	0.0
700,000		General Electric Capital Corp., 6.000%, 08/07/19	817,439	0.1
350,000		Goldman Sachs Group, Inc./The, 2.625%, 01/31/19	349,383	0.0
4,011,000	#	Goldman Sachs Group, Inc., 1.000%, 03/15/17	5,269,090	0.3
4,179,000	#	Goldman Sachs Group, Inc., 1.000%, 09/28/20	4,589,712	0.2
355,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	393,977	0.0
720,000		Goldman Sachs Group, Inc., 6.150%, 04/01/18	812,358	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
345,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	$411,080	0.0
465,000	#	HBOS PLC, 6.750%, 05/21/18	526,930	0.0
1,420,000		HCP, Inc., 3.875%, 08/15/24	1,394,324	0.1
320,000		HCP, Inc., 4.200%, 03/01/24	323,666	0.0
415,000		Health Care REIT, Inc., 4.500%, 01/15/24	427,875	0.0
200,000		HSBC Holdings PLC, 4.250%, 03/14/24	203,280	0.0
2,197,000		Jefferies Group, Inc., 3.875%, 11/01/29	2,331,566	0.1
1,305,000		JPMorgan Chase & Co., 3.875%, 09/10/24	1,278,682	0.1
340,000		JPMorgan Chase & Co., 4.400%, 07/22/20	366,707	0.0
665,000		JPMorgan Chase & Co., 5.000%, 12/29/49	650,776	0.0
1,825,000		JPMorgan Chase & Co., 6.100%, 10/29/49	1,812,212	0.1
390,000		JPMorgan Chase & Co., 6.750%, 12/29/49	413,205	0.0
230,000	#	KKR Group Finance Co. III LLC, 5.125%, 06/01/44	239,832	0.0
2,000,000	#	Liberty Mutual Group, Inc., 4.850%, 08/01/44	1,996,970	0.1
310,000		Lincoln National Corp., 4.000%, 09/01/23	319,035	0.0
375,000		Lloyds Bank PLC, 2.300%, 11/27/18	376,299	0.0
510,000	#	Macquarie Bank Ltd., 5.000%, 02/22/17	549,945	0.0
285,000		Markel Corp., 5.000%, 03/30/43	292,940	0.0
275,000		Marsh & McLennan Cos, Inc., 4.050%, 10/15/23	288,925	0.0
2,095,000		Marsh & McLennan Cos, Inc., 9.250%, 04/15/19	2,713,490	0.1
430,000		Merrill Lynch & Co., Inc., 6.875%, 04/25/18	496,441	0.0
1,076,000		MGIC Investment Corp., 2.000%, 04/01/20	1,431,080	0.1
2,779,000		MGIC Investment Corp., 5.000%, 05/01/17	3,041,268	0.2
3,020,000	#	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/24	3,147,483	0.2
2,975,000		Morgan Stanley, 2.375%, 07/23/19	2,929,268	0.2
790,000		Morgan Stanley, 3.450%, 11/02/15	812,547	0.1
675,000		Morgan Stanley, 4.000%, 07/24/15	693,033	0.0
215,000		Morgan Stanley, 5.750%, 01/25/21	244,658	0.0
560,000		Morgan Stanley, 6.375%, 07/24/42	701,717	0.1
205,000	#	National Australia Bank Ltd., 3.750%, 03/02/15	207,891	0.0
165,000		National Rural Utilities Cooperative Finance Corp., 3.050%, 02/15/22	165,764	0.0
570,000	#	Nationwide Building Society, 6.250%, 02/25/20	666,313	0.0
1,293,000		Old Republic International Corp., 3.750%, 03/15/18	1,520,083	0.1
225,000	#	Pacific LifeCorp, 6.000%, 02/10/20	256,878	0.0
400,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/24	408,518	0.0
360,000		PNC Funding Corp., 5.125%, 02/08/20	406,475	0.0
320,000		Prudential Financial, Inc., 4.750%, 09/17/15	332,715	0.0
275,000		Prudential Financial, Inc., 5.100%, 08/15/43	291,403	0.0
648,000		Radian Group, Inc., 2.250%, 03/01/19	928,665	0.1
1,607,000		Radian Group, Inc., 3.000%, 11/15/17	2,222,682	0.1
125,000		Realty Income Corp., 2.000%, 01/31/18	125,054	0.0
5,000,000		Regions Financial Corp., 5.750%, 06/15/15	5,160,185	0.3
525,000		Reinsurance Group of America, Inc., 4.700%, 09/15/23	560,596	0.0
2,350,000		Santander Holdings USA, Inc./PA, 3.000%, 09/24/15	2,398,683	0.1
2,200,000	#	Santander US Debt S.A. Unipersonal, 3.724%, 01/20/15	2,218,995	0.1
460,000		Senior Housing Properties Trust, 4.300%, 01/15/16	473,380	0.0
805,000	#	Societe Generale SA, 5.000%, 01/17/24	812,137	0.1
315,000	#	Standard Chartered PLC, 3.850%, 04/27/15	321,116	0.0
440,000	#	Standard Chartered PLC, 5.700%, 03/26/44	466,496	0.0
445,000		Travelers Cos, Inc./The, 4.600%, 08/01/43	468,496	0.0
110,000		UBS AG, 5.750%, 04/25/18	124,158	0.0
500,000		US Bank NA/Cincinnati OH, 3.778%, 04/29/20	508,852	0.0
320,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	315,297	0.0
170,000		Ventas Realty L.P. / Ventas Capital Corp., 4.250%, 03/01/22	177,477	0.0
140,000		Wells Fargo & Co., 1.500%, 01/16/18	139,321	0.0
470,000		Wells Fargo & Co., 4.100%, 06/03/26	469,150	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
350,000		WR Berkley Corp., 4.625%, 03/15/22	$374,928	0.0
			86,103,179	3.9

		Industrial: 0.7%
425,000	#	BAA Funding Ltd., 2.500%, 06/25/17	430,398	0.0
1,335,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/43	1,471,225	0.1
330,000		CSX Corp., 5.500%, 04/15/41	383,118	0.0
1,015,000		Deere & Co., 2.600%, 06/08/22	987,367	0.1
570,000		Eaton Corp., 0.950%, 11/02/15	571,938	0.0
295,000		FedEx Corp., 4.900%, 01/15/34	318,460	0.0
605,000		FedEx Corp., 5.100%, 01/15/44	651,400	0.0
455,000		L-3 Communications Corp., 3.950%, 05/28/24	452,483	0.0
825,000		Packaging Corp. of America, 4.500%, 11/01/23	874,381	0.1
510,000	#	Penske Truck Leasing Co. Lp / PTL Finance Corp., 2.500%, 03/15/16	520,526	0.0
545,000		Pentair Finance SA, 5.000%, 05/15/21	600,538	0.0
285,000		Precision Castparts Corp., 2.500%, 01/15/23	273,006	0.0
260,000		Ryder System, Inc., 3.150%, 03/02/15	262,895	0.0
260,000		Union Pacific Corp., 3.250%, 01/15/25	259,003	0.0
157,000		Union Pacific Corp., 3.646%, 02/15/24	162,635	0.0
730,000		Union Pacific Corp., 4.150%, 01/15/45	718,945	0.1
375,000		Union Pacific Corp., 4.850%, 06/15/44	411,136	0.0
225,000		United Parcel Service, Inc., 2.450%, 10/01/22	217,834	0.0
3,599,000	#	UTi Worldwide, Inc., 4.500%, 03/01/19	3,848,681	0.2
550,000		Valmont Industries, Inc., 5.000%, 10/01/44	541,648	0.0
1,535,000		Valmont Industries, Inc., 5.250%, 10/01/54	1,504,969	0.1
			15,462,586	0.7

		Technology: 2.0%
320,000		Apple, Inc., 3.450%, 05/06/24	323,671	0.0
5,611,000	#,L	Citrix Systems, Inc., 0.500%, 04/15/19	6,130,017	0.3
340,000		Computer Sciences Corp., 4.450%, 09/15/22	345,950	0.0
370,000		Hewlett-Packard Co., 2.625%, 12/09/14	371,569	0.0
5,367,000	L	Lam Research Corp., 1.250%, 05/15/18	7,252,159	0.3
4,933,000		Micron Technology, Inc., 3.000%, 11/15/43	6,511,560	0.3
3,387,000		NetSuite, Inc., 0.250%, 06/01/18	3,541,532	0.2
6,651,000	#	NVIDIA Corp., 1.000%, 12/01/18	7,320,257	0.3
1,005,000		Oracle Corp., 4.300%, 07/08/34	1,014,922	0.1
330,000		Pitney Bowes, Inc., 4.625%, 03/15/24	335,221	0.0
8,937,000	#	SanDisk Corp., 0.500%, 10/15/20	10,741,157	0.5
1,055,000	#	Seagate HDD Cayman, 4.750%, 01/01/25	1,055,000	0.0
			44,943,015	2.0

		Utilities: 0.1%
425,000		Baltimore Gas & Electric Co., 3.350%, 07/01/23	430,166	0.0
1,620,000		Dominion Resources, Inc./VA, 5.750%, 10/01/54	1,642,568	0.1
355,000		Louisville Gas & Electric Co., 1.625%, 11/15/15	359,355	0.0
605,000		Oglethorpe Power Corp., 4.550%, 06/01/44	607,512	0.0
			3,039,601	0.1

	Total Corporate Bonds/Notes
	(Cost $313,292,443)		330,707,653	15.0

MUNICIPAL BONDS: 0.0%
		Georgia: 0.0%
175,000		Municipal Electric Authority of Georgia, 6.637%, 04/01/57	219,347	0.0
325,000		Municipal Electric Authority of Georgia, 6.655%, 04/01/57	400,309	0.0

	Total Municipal Bonds
	(Cost $504,002)		619,656	0.0

U.S. TREASURY OBLIGATIONS: 12.6%
		U.S. Treasury Bonds: 1.6%
16,292,700		2.375%, due 08/15/24	16,110,678	0.7
18,075,900		3.375%, due 05/15/44	18,666,187	0.9
			34,776,865	1.6

		U.S. Treasury Notes: 11.0%
71,028,000		0.500%, due 09/30/16	70,908,673	3.2
310,000		0.625%, due 05/31/17	307,372	0.0
120,000		0.875%, due 04/30/17	119,892	0.0
55,005,000		1.000%, due 09/15/17	54,925,518	2.5
62,503,000		1.750%, due 09/30/19	62,437,059	2.8
880,000		2.125%, due 11/30/14	883,060	0.1
740,000		2.250%, due 01/31/15	745,435	0.0
52,000,000		2.500%, due 03/31/15	52,636,792	2.4

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes: (continued)
180,000	2.625%, due 11/15/20	$185,709	0.0
		243,149,510	11.0

	Total U.S. Treasury Obligations
	(Cost $278,197,746)	277,926,375	12.6

FOREIGN GOVERNMENT BONDS: 0.1%
150,000	# Electricite de France SA, 4.600%, 01/27/20	165,814	0.0
620,000	# Electricite de France SA, 4.875%, 01/22/44	657,690	0.0
640,000	# Electricite de France SA, 5.625%, 12/29/49	666,336	0.0
960,000	Brazil Government International Bond, 6.000%, 01/17/17	1,051,200	0.1
220,000	Korea Development Bank, 4.375%, 08/10/15	226,913	0.0
100,000	Peruvian Government International Bond, 7.125%, 03/30/19	119,500	0.0

	Total Foreign Government Bonds
	(Cost $2,673,497)	2,887,453	0.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.3%
	Federal Home Loan Mortgage Corporation: 0.1%##
2,400,000	4.875%, due 06/13/18	2,698,006	0.1

	Federal National Mortgage Association: 0.2%##
2,130,000	4.375%, due 10/15/15	2,222,576	0.1
915,000	6.625%, due 11/15/30	1,302,543	0.1
		3,525,119	0.2

	Total U.S. Government Agency Obligations
	(Cost $5,718,611)	6,223,125	0.3

	Total Long-Term Investments
	(Cost $1,896,895,039)	2,049,404,685	92.9

SHORT-TERM INVESTMENTS: 7.8%
	Securities Lending Collateralcc(1): 0.9%
923,160	Barclays Bank PLC, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $923,160, collateralized by various U.S. Government Securities, 1.250%-3.375%, Market Value plus accrued interest $941,623, due 01/31/19-05/15/44)	923,160	0.1
4,385,089	Citigroup, Inc., Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $4,385,090, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $4,472,791, due 09/01/15-09/15/49)	4,385,089	0.2
4,385,089	HSBC Securities USA, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $4,385,089, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.375%, Market Value plus accrued interest $4,472,807, due 10/15/14-07/15/32)	4,385,089	0.2
4,385,089	JPMorgan Chase & Co., Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $4,385,090, collateralized by various U.S. Government Agency Obligations, 1.996%-3.865%, Market Value plus accrued interest $4,472,800, due 02/01/33-03/01/44)	4,385,089	0.2
4,385,089	Mizuho Securities USA Inc., Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $4,385,090, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $4,472,793, due 03/12/15-06/20/44)	4,385,089	0.2
		18,463,516	0.9

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 6.9%
152,832,228	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $152,832,228)	$152,832,228	6.9

	Total Short-Term Investments
	(Cost $171,295,744)	171,295,744	7.8

	Total Investments in Securities (Cost $2,068,190,783)	$2,220,700,429	100.7
	Liabilities in Excess of Other Assets	(16,360,523)	(0.7)
	Net Assets	$2,204,339,906	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security

ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $2,071,325,505.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$170,492,936
Gross Unrealized Depreciation	(21,118,012)

Net Unrealized Appreciation	$149,374,924

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$156,523,403	$–	$–	$156,523,403
Consumer Staples	79,310,998	–	–	79,310,998
Energy	101,454,160	56,179,416	–	157,633,576

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Financials	$394,572,493	$–	$–	$394,572,493
Health Care	154,116,809	35,731,661	–	189,848,470
Industrials	119,846,264	–	–	119,846,264
Information Technology	218,322,320	–	–	218,322,320
Materials	33,892,121	–	–	33,892,121
Telecommunication Services	26,507,659	10,799,515	–	37,307,174
Utilities	23,719,995	–	–	23,719,995
Total Common Stock	1,308,266,222	102,710,592	–	1,410,976,814
Preferred Stock	1,205,010	18,858,599	–	20,063,609
Corporate Bonds/Notes	–	330,707,653	–	330,707,653
Municipal Bonds	–	619,656	–	619,656
Short-Term Investments	152,832,228	18,463,516	–	171,295,744
U.S. Treasury Obligations	–	277,926,375	–	277,926,375
Foreign Government Bonds	–	2,887,453	–	2,887,453
U.S. Government Agency Obligations	–	6,223,125	–	6,223,125
Total Investments, at fair value	$1,462,303,460	$758,396,969	$–	$2,220,700,429
Other Financial Instruments+
Forward Foreign Currency Contracts	–	1,679,817	–	1,679,817
Total Assets	$1,462,303,460	$760,076,786	$–	$2,222,380,246

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2014, the following forward foreign currency contracts were outstanding for the VY® Invesco Equity and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New York	Israeli New Shekel	24,737,121	Sell	10/31/14	$6,759,958	$6,717,629	$42,329
The Bank of New York	Swiss Franc	7,665,459	Sell	10/31/14	8,152,506	8,031,051	121,455
The Bank of New York	British Pound	11,451,400	Sell	10/31/14	18,714,336	18,559,665	154,671
The Bank of New York	Canadian Dollar	11,654,182	Sell	10/31/14	10,583,887	10,398,087	185,800
The Bank of New York	EU Euro	16,889,570	Sell	10/31/14	21,675,230	21,336,656	338,574
State Street Bank	Israeli New Shekel	24,799,288	Sell	10/31/14	6,768,734	6,734,511	34,223
State Street Bank	Swiss Franc	7,732,863	Sell	10/31/14	8,220,477	8,101,670	118,807
State Street Bank	British Pound	11,488,498	Sell	10/31/14	18,770,540	18,619,791	150,749
State Street Bank	Canadian Dollar	11,686,160	Sell	10/31/14	10,611,000	10,426,618	184,382
State Street Bank	EU Euro	16,919,892	Sell	10/31/14	21,723,788	21,374,961	348,827
							$1,679,817

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,679,817
Total Asset Derivatives		$1,679,817

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2014:

	State Street Bank	The Bank of New York Mellon Corp.	Totals
Assets:
Forward foreign currency contracts	$836,988	$842,829	$1,679,817
Total Assets	$836,988	$842,829	$1,679,817

Net OTC derivative instruments by counterparty, at fair value	$836,988	$842,829	$1,679,817

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$836,988	$842,829	$1,679,817

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Consumer Discretionary: 17.6%
12,790	@	Autozone, Inc.	$6,518,551	1.0
95,410	@	Bed Bath & Beyond, Inc.	6,280,840	0.9
179,400		Best Buy Co., Inc.	6,026,046	0.9
51,649		CBS Corp. - Class B	2,763,221	0.4
162,501		Clear Channel Outdoor Holdings, Inc.	1,095,257	0.2
98,600	@	Dish Network Corp. - Class A	6,367,588	0.9
134,350		Expedia, Inc.	11,771,747	1.7
220,880		Gannett Co., Inc.	6,553,510	1.0
282,070		Gap, Inc.	11,759,498	1.7
129,650	@	Jarden Corp.	7,793,261	1.1
213,620		Kohl's Corp.	13,037,229	1.9
49,146		Marriott International, Inc.	3,435,305	0.5
67,030	@	Mohawk Industries, Inc.	9,036,985	1.3
74,120		Nordstrom, Inc.	5,067,584	0.7
50,090		PVH Corp.	6,068,404	0.9
77,110		Starwood Hotels & Resorts Worldwide, Inc.	6,416,323	0.9
58,130		Tiffany & Co.	5,598,500	0.8
124,750		Time, Inc.	2,922,893	0.4
43,250		VF Corp.	2,855,798	0.4
			121,368,540	17.6

		Consumer Staples: 5.3%
53,940	@	Constellation Brands, Inc.	4,701,410	0.7
86,400		Dr Pepper Snapple Group, Inc.	5,556,384	0.8
49,603		Energizer Holdings, Inc.	6,111,586	0.9
66,300		Hershey Co.	6,327,009	0.9
176,430		Kroger Co.	9,174,360	1.4
877,940	@	Rite Aid Corp.	4,249,230	0.6
			36,119,979	5.3

		Energy: 3.3%
59,530		EQT Corp.	5,449,376	0.8
143,330		PBF Energy, Inc.	3,439,920	0.5
170,930		QEP Resources, Inc.	5,261,226	0.8
246,820	@	Southwestern Energy Co.	8,626,359	1.2
			22,776,881	3.3

		Financials: 30.1%
10,443	@	Alleghany Corp.	4,366,741	0.6
274,560		Ally Financial, Inc.	6,353,319	0.9
127,420		American Campus Communities, Inc.	4,644,459	0.7
75,860		Ameriprise Financial, Inc.	9,359,607	1.4
48,270		AvalonBay Communities, Inc.	6,804,622	1.0
155,150		Brixmor Property Group, Inc.	3,453,639	0.5
81,832	@	Brookfield Property Partners LP	1,724,200	0.2
105,900		CBS Outdoor Americas, Inc.	3,170,646	0.5
67,320		Chubb Corp.	6,131,506	0.9
153,500		Citizens Financial Group, Inc.	3,594,970	0.5
71,130		City National Corp.	5,382,407	0.8
533,780		Fifth Third Bancorp.	10,686,276	1.6
89,990		First Republic Bank	4,443,706	0.6
227,520		General Growth Properties, Inc.	5,358,096	0.8
195,950		Hartford Financial Services Group, Inc.	7,299,138	1.1
295,780		Hudson City Bancorp., Inc.	2,874,982	0.4
176,480		Huntington Bancshares, Inc.	1,717,150	0.2
180,230		Invesco Ltd.	7,115,480	1.0
306,640		Kimco Realty Corp.	6,718,482	1.0
80,250		Legg Mason, Inc.	4,105,590	0.6
284,670		Loews Corp.	11,859,352	1.7
76,671		M&T Bank Corp.	9,452,768	1.4
184,500		Marsh & McLennan Cos., Inc.	9,656,730	1.4
66,300		Northern Trust Corp.	4,510,389	0.7
216,400		Old Republic International Corp.	3,090,192	0.4
120,500		Progressive Corp.	3,046,240	0.4
147,550		Rayonier, Inc.	4,594,707	0.7
80,480		Regency Centers Corp.	4,332,238	0.6
218,510		SunTrust Bank	8,309,935	1.2
106,330		T. Rowe Price Group, Inc.	8,336,272	1.2
171,400		UnumProvident Corp.	5,892,732	0.9
74,916		Vornado Realty Trust	7,488,603	1.1
200,140		Weyerhaeuser Co.	6,376,460	0.9
127,210		WR Berkley Corp.	6,080,638	0.9
203,700	@	XL Group PLC	6,756,729	1.0
74,740		Zions Bancorp.	2,171,944	0.3
			207,260,945	30.1

		Health Care: 6.1%
98,890		AmerisourceBergen Corp.	7,644,197	1.1
165,830	@	Brookdale Senior Living, Inc.	5,343,043	0.8
143,480		CareFusion Corp.	6,492,470	0.9
112,110		Cigna Corp.	10,167,256	1.5
35,930	@	Henry Schein, Inc.	4,184,767	0.6
64,300		Humana, Inc.	8,377,647	1.2
			42,209,380	6.1

		Industrials: 9.8%
129,040		Ametek, Inc.	6,479,099	1.0
104,990		Carlisle Cos., Inc.	8,439,096	1.2
112,780		Equifax, Inc.	8,429,177	1.2
134,590		Fortune Brands Home & Security, Inc.	5,532,995	0.8
53,110		Hubbell, Inc.	6,401,348	0.9
105,220		IDEX Corp.	7,614,771	1.1
74,630		MSC Industrial Direct Co.	6,377,880	0.9
101,820		Regal-Beloit Corp.	6,541,935	1.0
135,409		Rexnord Corp.	3,852,386	0.6

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
62,701	Snap-On, Inc.	$7,591,837	1.1
		67,260,524	9.8

	Information Technology: 9.6%
98,790	Amphenol Corp.	9,865,169	1.4
172,940	Analog Devices, Inc.	8,558,801	1.3
166,380	@ Arrow Electronics, Inc.	9,209,133	1.3
200,416	CommScope Holding Co., Inc.	4,791,947	0.7
173,746	Jack Henry & Associates, Inc.	9,670,702	1.4
88,110	KLA-Tencor Corp.	6,941,306	1.0
75,330	Sabre Corp.	1,349,537	0.2
194,620	@ Synopsys, Inc.	7,725,441	1.1
192,250	Xilinx, Inc.	8,141,787	1.2
		66,253,823	9.6

	Materials: 7.5%
85,710	Airgas, Inc.	9,483,812	1.4
98,088	Albemarle Corp.	5,777,383	0.8
147,830	Ball Corp.	9,353,204	1.4
123,600	Rock-Tenn Co.	5,880,888	0.9
23,110	Sherwin-Williams Co.	5,060,859	0.7
72,490	Sigma-Aldrich Corp.	9,859,365	1.4
132,145	Silgan Holdings, Inc.	6,210,815	0.9
		51,626,326	7.5

	Utilities: 10.2%
279,770	CenterPoint Energy, Inc.	6,845,972	1.0
221,750	CMS Energy Corp.	6,577,105	0.9
105,980	Edison International	5,926,401	0.9
104,770	Energen Corp.	7,568,585	1.1
61,320	National Fuel Gas Co.	4,291,787	0.6
72,120	NiSource, Inc.	2,955,478	0.4
394,960	Questar Corp.	8,803,658	1.3
86,330	Sempra Energy	9,097,455	1.3
196,350	Westar Energy, Inc.	6,699,462	1.0
122,110	Wisconsin Energy Corp.	5,250,730	0.8
200,670	Xcel Energy, Inc.	6,100,368	0.9
		70,117,001	10.2

	Total Common Stock
	(Cost $525,805,988)	684,993,399	99.5

SHORT-TERM INVESTMENTS: 1.6%
	Mutual Funds: 1.6%
10,676,507	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $10,676,507)	10,676,507	1.6

	Total Short-Term Investments
	(Cost $10,676,507)	10,676,507	1.6

	Total Investments in Securities (Cost $536,482,495)	$695,669,906	101.1
	Liabilities in Excess of Other Assets	(7,297,514)	(1.1)
	Net Assets	$688,372,392	100.0

††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

Cost for federal income tax purposes is $538,062,568.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$163,360,938
Gross Unrealized Depreciation	(5,753,600)

Net Unrealized Appreciation	$157,607,338

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$684,993,399	$–	$–	$684,993,399
Short-Term Investments	10,676,507	–	–	10,676,507
Total Investments, at fair value	$695,669,906	$–	$–	$695,669,906

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
VY® Oppenheimer Global Portfolio	as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Brazil: 3.6%
1,669,620		Ambev SA ADR	$10,936,011	0.6
2,513,200		BM&F Bovespa S.A.	11,530,277	0.7
444,550		Embraer SA ADR	17,435,251	1.0
1,133,189		Itau Unibanco Holding S.A. ADR	15,728,664	0.9
593,930	L	Vale SA ADR	6,539,169	0.4
			62,169,372	3.6

		China: 0.5%
33,200	@	Alibaba Group Holding Ltd. ADR	2,949,820	0.2
202,359	L	JD.com, Inc. ADR	5,224,909	0.3
			8,174,729	0.5

		Denmark: 0.4%
141,911	L	FLSmidth & Co. A/S	6,767,712	0.4

		France: 5.6%
178,608		LVMH Moet Hennessy Louis Vuitton S.A.	29,002,896	1.7
140,180		Kering	28,263,220	1.6
268,800	@	Societe Generale	13,710,990	0.8
300,044		Technip S.A.	25,169,621	1.5
			96,146,727	5.6

		Germany: 8.0%
172,793		Allianz AG	27,894,451	1.6
196,688		Bayer AG	27,366,971	1.6
426,522		Deutsche Bank AG	14,893,162	0.9
92,264		Linde AG	17,660,293	1.0
431,484		SAP SE	31,140,209	1.8
166,227		Siemens AG	19,779,798	1.1
			138,734,884	8.0

		India: 3.0%
5,759,671		DLF Ltd.	13,981,494	0.8
510,250		ICICI Bank Ltd. ADR	25,053,275	1.5
2,361,853		Zee Telefilms Ltd.	11,988,358	0.7
			51,023,127	3.0

		Italy: 1.5%
49,700	L	Brunello Cucinelli SpA	1,030,953	0.1
372,916	L	Gtech S.p.A	8,825,889	0.5
320,325	@	Prysmian S.p.A.	5,926,957	0.3
103,021	@,L	Tod's S.p.A.	10,161,965	0.6
			25,945,764	1.5

		Japan: 10.4%
1,303,300		Dai-ichi Life Insurance Co., Ltd.	19,360,111	1.1
67,200		Fanuc Ltd.	12,153,305	0.7
457,000		KDDI Corp.	27,491,399	1.6
58,451		Keyence Corp.	25,378,635	1.5
384,300		Kyocera Corp.	17,949,491	1.0
299,500		Murata Manufacturing Co., Ltd.	34,042,774	2.0
350,000	L	Nidec Corp.	23,652,008	1.4
216,200	L	Seibu Holdings, Inc.	4,317,302	0.2
405,000		Sumitomo Mitsui Financial Group, Inc.	16,501,520	0.9
			180,846,545	10.4

		Mexico: 0.8%
157,432		Fomento Economico Mexicano SAB de CV ADR	14,491,616	0.8

		Netherlands: 1.9%
531,123		Airbus Group NV	33,386,812	1.9

		Russia: 1.0%
5,014,709	@	Alrosa AO	4,495,963	0.2
717,440		Gazprom OAO ADR	5,050,778	0.3
5,678,488		Moscow Exchange MICEX-RTS OAO	8,366,563	0.5
			17,913,304	1.0

		Spain: 3.7%
1,964,887		Banco Bilbao Vizcaya Argentaria S.A.	23,648,471	1.3
993,464		Inditex SA	27,423,428	1.6
560,986		Repsol YPF S.A.	13,308,940	0.8
			64,380,839	3.7

		Sweden: 4.2%
516,804		Assa Abloy AB	26,557,307	1.6
3,596,330		Telefonaktiebolaget LM Ericsson	45,345,660	2.6
			71,902,967	4.2

		Switzerland: 5.3%
819,600		Credit Suisse Group	22,674,774	1.3
231,903		Nestle S.A.	17,042,790	1.0
73,486		Roche Holding AG - Genusschein	21,700,644	1.2
1,754,826		UBS AG - Reg	30,503,842	1.8
			91,922,050	5.3

		United Kingdom: 5.1%
1,541,010	@,L	Circassia Pharmaceuticals Plc	7,594,505	0.4
3,757,319		Earthport PLC	2,634,418	0.2
1,382,676		Prudential PLC	30,738,567	1.8
214,450		Shire PLC	18,502,981	1.0
706,185		Unilever PLC	29,559,260	1.7
			89,029,731	5.1

		United States: 42.5%
156,290		3M Co.	22,143,167	1.3
419,053	@	Adobe Systems, Inc.	28,994,277	1.7
351,400		Aetna, Inc.	28,463,400	1.6
112,120		Allergan, Inc.	19,978,663	1.1
852,560		Altera Corp.	30,504,597	1.8
44,600	@	Biogen Idec, Inc.	14,754,126	0.8
132,830		BioMarin Pharmaceuticals, Inc.	9,585,013	0.6
693,040	@	Celldex Therapeutics, Inc.	8,981,798	0.5
656,350		Citigroup, Inc.	34,012,057	2.0
163,380	L	Clovis Oncology, Inc.	7,410,917	0.4

PORTFOLIO OF INVESTMENTS
VY® Oppenheimer Global Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
494,490		Colgate-Palmolive Co.	$32,250,638	1.9
675,740	@	eBay, Inc.	38,267,156	2.2
236,330		Emerson Electric Co.	14,789,531	0.9
343,950		Facebook, Inc.	27,185,808	1.6
371,430		FNF Group	10,303,468	0.6
50,270		FNFV Group	691,715	0.0
225,210	@	Gilead Sciences, Inc.	23,973,604	1.4
140,280		Goldman Sachs Group, Inc.	25,751,200	1.5
43,860		Google, Inc.	25,323,010	1.5
43,860		Google, Inc. – Class A	25,807,663	1.5
341,140		Intuit, Inc.	29,900,921	1.7
884,350		Maxim Integrated Products	26,742,744	1.5
167,130		McDonald's Corp.	15,845,595	0.9
471,410		McGraw-Hill Cos., Inc.	39,810,574	2.3
82,470	@	Medivation, Inc.	8,153,809	0.5
340,790		Microsoft Corp.	15,799,024	0.9
168,210		St. Jude Medical, Inc.	10,114,467	0.6
100,411	@	Theravance Biopharma, Inc.	2,314,474	0.1
392,450	L	Theravance, Inc.	6,706,971	0.4
271,490		Tiffany & Co.	26,147,202	1.5
195,760		United Parcel Service, Inc. - Class B	19,241,250	1.1
192,730	@	Vertex Pharmaceuticals, Inc.	21,645,506	1.2
436,630		Walt Disney Co.	38,873,169	2.2
246,100		WellPoint, Inc.	29,438,482	1.7
176,090		Zimmer Holdings, Inc.	17,705,850	1.0
			737,611,846	42.5

	Total Common Stock (Cost $1,049,021,618)		1,690,448,025	97.5

PREFERRED STOCK: 1.8%
		Germany: 1.8%
378,594		Bayerische Motoren Werke AG	30,707,038	1.8

		India: 0.0%
50,809,899		Zee Entertainment Enterprises Ltd.	691,068	0.0

	Total Preferred Stock (Cost $14,028,154)		31,398,106	1.8

RIGHTS: 0.0%
		Spain: 0.0%
1,964,887		Banco Bilbao Vizcaya Argentaria SA	196,059	0.0

	Total Rights (Cost $199,484)		196,059	0.0

	Total Long-Term Investments (Cost $1,063,249,256)		1,722,042,190	99.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.0%
		Securities Lending Collateralcc(1): 3.5%
14,253,059		Bank of Nova Scotia, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $14,253,059, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.180%-8.500%, Market Value plus accrued interest $14,549,845, due 11/17/14-11/15/42)	14,253,059	0.8
14,253,059		Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $14,253,063, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $14,538,121, due 10/23/14-03/01/48)	14,253,059	0.8
4,189,647		Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/14, 0.02%, due 10/01/14 (Repurchase Amount $4,189,649, collateralized by various U.S. Government Securities, 0.750%-2.125%, Market Value plus accrued interest $4,273,441, due 12/31/15-06/30/18)	4,189,647	0.3
14,253,059		Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $14,253,059, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $14,538,120, due 10/02/14-10/01/44)	14,253,059	0.8

PORTFOLIO OF INVESTMENTS
VY® Oppenheimer Global Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
13,063,970	State Board of Wisconsin, Repurchase Agreement dated 09/30/14, 0.05%, due 10/01/14 (Repurchase Amount $13,063,988, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $13,324,385, due 04/15/16-01/15/29)	$13,063,970	0.8
		60,012,794	3.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
8,785,360	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $8,785,360)	8,785,360	0.5

	Total Short-Term Investments (Cost $68,798,154)	68,798,154	4.0

	Total Investments in Securities (Cost $1,132,047,410)	$1,790,840,344	103.3
	Liabilities in Excess of Other Assets	(56,766,162)	(3.3)
	Net Assets	$1,734,074,182	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $1,144,492,597.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$689,575,610
Gross Unrealized Depreciation	(43,227,863)

Net Unrealized Appreciation	$646,347,747

Sector Diversification	Percentage of Net Assets
Information Technology	23.7%
Financials	20.0
Health Care	16.1%
Consumer Discretionary	15.8
Industrials	11.5
Consumer Staples	6.0
Energy	2.6
Materials	2.0
Telecommunication Services	1.6
Short-Term Investments	4.0
Liabilities in Excess of Other Assets	(3.3)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
VY® Oppenheimer Global Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Brazil	$62,169,372	$–	$–	$62,169,372
China	8,174,729	–	–	8,174,729
Denmark	–	6,767,712	–	6,767,712
France	–	96,146,727	–	96,146,727
Germany	–	138,734,884	–	138,734,884
India	25,053,275	25,969,852	–	51,023,127
Italy	–	25,945,764	–	25,945,764
Japan	–	180,846,545	–	180,846,545
Mexico	14,491,616	–	–	14,491,616
Netherlands	–	33,386,812	–	33,386,812
Russia	5,050,778	12,862,526	–	17,913,304
Spain	–	64,380,839	–	64,380,839
Sweden	–	71,902,967	–	71,902,967
Switzerland	–	91,922,050	–	91,922,050
United Kingdom	10,228,923	78,800,808	–	89,029,731
United States	737,611,846	–	–	737,611,846
Total Common Stock	862,780,539	827,667,486	–	1,690,448,025
Preferred Stock	691,068	30,707,038	–	31,398,106
Rights	196,059	–	–	196,059
Short-Term Investments	8,785,360	60,012,794	–	68,798,154
Total Investments, at fair value	$872,453,026	$918,387,318	$–	$1,790,840,344

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® PIMCO Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 32.8%
			Basic Materials: 0.3%
	283,000	#	Braskem Finance Ltd., 7.000%, 05/07/20	$312,008	0.1
	1,800,000	#,L	CSN Islands XI Corp., 6.875%, 09/21/19	1,903,500	0.2
	115,000		Rohm & Haas Co., 6.000%, 09/15/17	128,723	0.0
				2,344,231	0.3

			Communications: 5.1%
	9,315,000		Discovery Communications LLC, 3.700%, 06/01/15	9,514,667	1.0
	300,000		DISH DBS Corp., 6.625%, 10/01/14	300,031	0.0
	800,000		Sprint Nextel Corp., 9.125%, 03/01/17	904,000	0.1
	15,355,000		Time Warner, Inc., 3.150%, 07/15/15	15,662,054	1.7
	4,700,000		Verizon Communications, Inc., 1.984%, 09/14/18	4,955,788	0.5
	500,000		Verizon Communications, Inc., 2.500%, 09/15/16	513,254	0.1
	1,400,000		Verizon Communications, Inc., 3.650%, 09/14/18	1,476,173	0.2
	13,400,000		Viacom, Inc., 1.250%, 02/27/15	13,445,855	1.5
				46,771,822	5.1

			Consumer, Cyclical: 1.6%
	7,085,000		CVS Caremark Corp., 3.250%, 05/18/15	7,210,064	0.8
	83,664		CVS Pass-Through Trust, 6.943%, 01/10/30	102,048	0.0
	4,100,000	#	Daimler Finance North America LLC, 1.300%, 07/31/15	4,126,228	0.4
	825,000	#	Daimler Finance North America LLC, 1.650%, 04/10/15	829,913	0.1
	2,300,000		Walgreen Co., 1.000%, 03/13/15	2,306,028	0.3
				14,574,281	1.6

			Consumer, Non-cyclical: 0.1%
	600,000		Reynolds American, Inc., 6.750%, 06/15/17	677,636	0.1

			Energy: 0.8%
	7,000,000	#	Rockies Express Pipeline LLC, 3.900%, 04/15/15	7,000,000	0.8
	200,000		TNK-BP Finance SA, 7.500%, 07/18/16	209,000	0.0
				7,209,000	0.8

			Financial: 23.7%
	1,400,000		Ally Financial, Inc., 3.500%, 07/18/16	1,419,250	0.2
	4,000,000		Ally Financial, Inc., 4.625%, 06/26/15	4,065,600	0.4
	2,200,000		Ally Financial, Inc., 8.300%, 02/12/15	2,249,500	0.3
	300,000		Bank of America Corp., 0.564%, 08/15/16	298,266	0.0
	2,150,000		Bank of America Corp., 0.583%, 06/20/15	2,135,531	0.2
	2,900,000		Bank of America Corp., 0.703%, 11/14/16	2,903,970	0.3
	4,900,000		Bank of America Corp., 3.625%, 03/17/16	5,078,752	0.6
	5,800,000		Bank of America Corp., 5.125%, 11/15/14	5,833,538	0.6
	4,400,000		Bank of America Corp., 6.500%, 08/01/16	4,804,140	0.5
	1,700,000		Bank of India, 4.750%, 09/30/15	1,755,073	0.2
	600,000	#	Bank of Montreal, 2.850%, 06/09/15	610,295	0.1
	500,000	#	Bank of Nova Scotia, 1.950%, 01/30/17	510,304	0.1
	2,800,000		Barclays Bank PLC, 2.750%, 02/23/15	2,825,346	0.3
GBP	1,700,000		Barclays Bank PLC, 14.000%, 11/29/49	3,567,561	0.4
EUR	1,400,000	L	Barclays PLC, 8.000%, 12/15/49	1,847,852	0.2
	1,200,000	#	BBVA, 6.500%, 03/10/21	1,314,000	0.1
	1,700,000		Bear Stearns Cos., Inc., 6.400%, 10/02/17	1,924,456	0.2
	4,900,000		BNP Paribas SA, 0.547%, 11/07/15	4,901,333	0.5
	1,000,000	#	CIT Group, Inc., 4.750%, 02/15/15	1,011,875	0.1
	400,000		CitiFinancial, 6.625%, 06/01/15	414,681	0.0
	14,800,000		Citigroup, Inc., 0.518%, 11/05/14	14,802,550	1.6
	1,200,000		Citigroup, Inc., 4.587%, 12/15/15	1,253,831	0.1
	2,600,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY, 0.565%, 04/28/17	2,600,322	0.3
	3,500,000		Ford Motor Credit Co. LLC, 0.684%, 11/08/16	3,500,322	0.4
	1,400,000		Ford Motor Credit Co. LLC, 2.750%, 05/15/15	1,418,455	0.2
	5,000,000		Ford Motor Credit Co. LLC, 3.984%, 06/15/16	5,238,680	0.6
	3,400,000		Ford Motor Credit Co., LLC, 3.875%, 01/15/15	3,432,878	0.4
	4,800,000		Ford Motor Credit Co., LLC, 12.000%, 05/15/15	5,140,862	0.6
	2,000,000		General Motors Financial Co., Inc., 4.750%, 08/15/17	2,110,000	0.2
	2,800,000		GMAC, Inc., 6.750%, 12/01/14	2,821,000	0.3

VY® PIMCO Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Financial: (continued)
	3,180,000		Goldman Sachs Group, Inc., 0.734%, 01/12/15	$3,182,865	0.4
	400,000		Goldman Sachs Group, Inc., 0.858%, 06/04/17	403,070	0.0
	4,900,000		Goldman Sachs Group, Inc., 5.125%, 01/15/15	4,965,420	0.5
	6,200,000	#	Harley-Davidson Financial Services, Inc., 1.150%, 09/15/15	6,233,077	0.7
	4,800,000	#	ICICI Bank Ltd../Dubai, 4.750%, 11/25/16	5,060,630	0.6
	1,800,000		ICICI Bank Ltd., 5.500%, 03/25/15	1,838,288	0.2
	1,000,000		International Lease Finance Corp., 4.875%, 04/01/15	1,016,875	0.1
	300,000		International Lease Finance Corp., 5.750%, 05/15/16	314,063	0.0
	700,000	#	International Lease Finance Corp., 6.750%, 09/01/16	757,750	0.1
	6,200,000		International Lease Finance Corp., 8.625%, 09/15/15	6,564,870	0.7
	2,300,000		JPMorgan Chase & Co., 1.875%, 03/20/15	2,315,911	0.3
	1,300,000		JPMorgan Chase & Co., 3.150%, 07/05/16	1,345,696	0.2
	5,600,000		JPMorgan Chase & Co., 3.450%, 03/01/16	5,801,225	0.6
	11,800,000		JPMorgan Chase & Co., 3.400%, 06/24/15	12,048,897	1.3
	900,000		JPMorgan Chase Bank NA, 0.564%, 06/13/16	900,003	0.1
GBP	1,400,000		LBG Capital No.2 PLC, 7.625%, 12/09/19	2,378,253	0.3
GBP	2,600,000		Llyods, 15.000%, 12/21/19	5,985,248	0.7
	8,000,000	#	Macquarie Bank Ltd, 3.450%, 07/27/15	8,188,496	0.9
	1,800,000		Merrill Lynch & Co., Inc., 6.875%, 04/25/18	2,078,123	0.2
	8,650,000		Morgan Stanley, 4.000%, 07/24/15	8,881,093	1.0
	500,000	#	National Bank of Canada, 2.200%, 10/19/16	513,081	0.1
	1,400,000	#	Nationwide Building Society, 6.250%, 02/25/20	1,636,559	0.2
	4,000,000	#	Principal Life Global Funding II, 1.200%, 05/19/17	3,971,620	0.4
	900,000		Principal Life Income Funding Trusts, 5.550%, 04/27/15	926,493	0.1
	3,700,000		Prudential Financial, Inc., 3.875%, 01/14/15	3,736,641	0.4
	5,000,000		Royal Bank of Scotland Group PLC, 2.550%, 09/18/15	5,075,300	0.6
	6,300,000		Royal Bank of Scotland Group PLC, 4.875%, 03/16/15	6,428,904	0.7
	2,780,000		Royal Bank of Scotland Group PLC, 5.000%, 10/01/14	2,780,271	0.3
	600,000	#	Royal Bank of Scotland Group PLC, 6.990%, 10/29/49	688,125	0.1
	7,500,000	#	Santander US Debt S.A. Unipersonal, 3.724%, 01/20/15	7,564,755	0.8
	900,000		Sberbank of Russia Via SB Capital SA, 5.499%, 07/07/15	918,729	0.1
	1,500,000		Navient Corp., 6.250%, 01/25/16	1,560,750	0.2
	5,700,000		Navient Corp., 8.450%, 06/15/18	6,426,750	0.7
	1,000,000		Springleaf Finance Corp., 6.900%, 12/15/17	1,065,000	0.1
	400,000	#	Turkiye Garanti Bankasi AS, 2.734%, 04/20/16	401,600	0.0
				215,744,654	23.7

			Health Care: 0.6%
	5,464,589		CHS/Community Health Systems, Inc., 3.485%, 01/25/17	5,444,474	0.6

			Industrial: 0.2%
	1,300,000	#	Asciano Finance Ltd., 5.000%, 04/07/18	1,401,870	0.1
JPY	100,000,000		Hellenic Railways Organization SA, 4.500%, 12/06/16	912,890	0.1
				2,314,760	0.2

			Technology: 0.4%
	500,000		Apple, Inc., 2.850%, 05/06/21	501,952	0.0
	600,000		Dell, Inc., 2.300%, 09/10/15	604,500	0.1
	2,600,000		Hewlett-Packard Co., 2.125%, 09/13/15	2,636,764	0.3
				3,743,216	0.4

		Total Corporate Bonds/Notes
		(Cost $296,938,174)		298,824,074	32.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.4%
	1,392,502		Access Group, Inc., 1.534%, 10/27/25	1,401,303	0.2
	237,747		American Home Mortgage Investment Trust, 2.331%, 02/25/45	240,605	0.0
EUR	977,695	#	Arran Residential Mortgages Funding PLC, 1.598%, 05/16/47	1,247,792	0.1
	800,000		Banc of America Commercial Mortgage, Inc., 5.920%, 05/10/45	845,351	0.1

VY® PIMCO Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	237,324		Banc of America Funding Corp., 2.631%, 05/25/35	$244,236	0.0
	219,133		Banc of America Funding Corp., 2.826%, 01/20/47	170,827	0.0
	173,576		Banc of America Mortgage Securities, Inc., 2.623%, 07/25/33	175,421	0.0
	166,917	#	BCAP, LLC Trust, 5.050%, 03/26/37	164,947	0.0
	1,467,581	#	BCRR Trust, 5.858%, 07/17/40	1,545,993	0.2
	573,331		Bear Stearns Adjustable Rate Mortgage Trust, 2.528%, 03/25/35	581,251	0.1
	1,244,806		Bear Stearns Adjustable Rate Mortgage Trust, 2.580%, 03/25/35	1,260,427	0.2
	380,947		Bear Stearns Adjustable Rate Mortgage Trust, 2.606%, 11/25/34	369,115	0.1
	515,839		Bear Stearns Adjustable Rate Mortgage Trust, 2.656%, 09/25/34	487,337	0.1
	50,672		Bear Stearns Adjustable Rate Mortgage Trust, 5.457%, 02/25/36	47,973	0.0
	243,205		Bear Stearns Alternative-A Trust, 2.555%, 05/25/35	238,978	0.0
	475,320		Bear Stearns Alternative-A Trust, 2.583%, 11/25/36	330,195	0.0
	149,384		Bear Stearns Alternative-A Trust, 2.617%, 09/25/35	130,877	0.0
	89,613		Bear Stearns Commercial Mortgage Securities, 5.331%, 02/11/44	95,624	0.0
	389,601		Bear Stearns Structured Products, Inc., 2.509%, 01/26/36	307,203	0.0
	244,687		Bear Stearns Structured Products, Inc., 2.555%, 12/26/46	168,386	0.0
	58,832		CHL Mortgage Pass-Through Trust 2005-2, 0.495%, 03/25/35	52,224	0.0
	2,308,582		Citicorp Mortgage Securities, Inc., 6.000%, 01/25/37	2,368,568	0.3
	298,220		Citigroup Mortgage Loan Trust, Inc., 2.564%, 08/25/35	295,242	0.0
	246,520		Commercial Mortgage Pass-Through Certificates Series 2007-C1, 5.383%, 02/15/40	263,993	0.0
	6,261,392		Countrywide Home Loan Mortgage Pass-through Trust, 0.355%, 04/25/46	5,537,325	0.6
	113,476		Countrywide Home Loan Mortgage Pass-through Trust, 0.475%, 03/25/35	109,094	0.0
	387,193	#	Countrywide Home Loan Mortgage Pass-through Trust, 0.495%, 06/25/35	349,412	0.0
	420,098		Countrywide Home Loan Mortgage Pass-through Trust, 2.469%, 02/20/35	418,175	0.1
	260,557		Countrywide Home Loan Mortgage Pass-through Trust, 2.493%, 11/25/34	247,337	0.0
	3,977,600		Credit Suisse Commercial Mortgage Trust Series 2006-C4, 5.460%, 09/15/39	4,230,430	0.5
	2,300,000		Credit Suisse Mortgage Capital Certificates, 5.695%, 09/15/40	2,501,626	0.3
	94,718		Downey Savings & Loan Association Mortgage Loan Trust, 2.566%, 07/19/44	95,016	0.0
EUR	31,059		Silenus European Loan Conduit NO 25 Ltd., 0.348%, 05/15/19	38,797	0.0
	188,050		First Horizon Mortgage Pass-through Trust, 2.612%, 08/25/35	178,646	0.0
	3,117,422		Granite Master Issuer PLC, 0.334%, 12/20/54	3,105,576	0.4
	156,018		Greenpoint Mortgage Pass-through Certificates, 2.795%, 10/25/33	153,872	0.0
	42,991		Greenwich Capital Commercial Funding Corp., 4.799%, 08/10/42	43,078	0.0
	25,596		GSR Mortgage Loan Trust, 2.216%, 06/25/34	25,680	0.0
	286,104		GSR Mortgage Loan Trust, 2.660%, 09/25/35	289,211	0.0
	498		GSR Mortgage Loan Trust, 6.000%, 03/25/32	516	0.0
	152,931		Harborview Mortgage Loan Trust, 0.373%, 05/19/35	131,885	0.0
	277,894		Harborview Mortgage Loan Trust, 2.587%, 07/19/35	260,758	0.0

VY® PIMCO Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
158,153		Indymac Index Mortgage Loan Trust, 2.544%, 12/25/34	$148,251	0.0
789,326		JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, 05/15/47	846,476	0.1
2,459,961		JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, 01/15/49	2,652,846	0.3
3,190,756		JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, 06/12/47	3,439,658	0.4
446,513		JPMorgan Mortgage Trust, 2.607%, 07/25/35	460,183	0.1
55,596		JPMorgan Mortgage Trust, 2.646%, 02/25/35	55,278	0.0
4,201,225		LB Commercial Mortgage Trust 2007-C3, 6.056%, 07/15/44	4,622,041	0.5
179,557		Merrill Lynch Mortgage Investors Trust, 2.195%, 05/25/33	175,760	0.0
176,319		Merrill Lynch Mortgage Investors, Inc., 0.365%, 02/25/36	163,523	0.0
300,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, 03/12/51	325,528	0.0
132,636		MLCC Mortgage Investors, Inc., 0.405%, 11/25/35	129,726	0.0
80,874		MLCC Mortgage Investors, Inc., 1.153%, 10/25/35	77,618	0.0
5,842,969		MLCC Mortgage Investors, Inc., 2.173%, 11/25/35	5,819,259	0.7
1,271,386		Provident Funding Mortgage Loan Trust, 2.460%, 10/25/35	1,275,758	0.2
21,397		Residential Accredit Loans, Inc., 0.555%, 03/25/33	21,231	0.0
12,637		Residential Asset Securitization Trust, 0.555%, 05/25/33	12,579	0.0
4,592		Residential Funding Mortgage Securities I, 6.500%, 03/25/32	4,791	0.0
97,785		Sequoia Mortgage Trust, 0.504%, 07/20/33	93,779	0.0
161,824		Sequoia Mortgage Trust, 2.639%, 04/20/35	162,286	0.0
146,600		Structured Adjustable Rate Mortgage Loan Trust, 2.530%, 08/25/35	138,320	0.0
316,469		Structured Asset Mortgage Investments, Inc., 0.403%, 07/19/35	296,547	0.0
75,761	#	Structured Asset Securities Corp., 2.604%, 10/28/35	71,850	0.0
1,223,157		Thornburg Mortgage Securities Trust, 4.911%, 10/25/46	1,252,776	0.1
96,607	#	Wachovia Bank Commercial Mortgage Trust, 0.234%, 06/15/20	96,158	0.0
400,000		Wachovia Bank Commercial Mortgage Trust, 5.509%, 04/15/47	428,209	0.1
11,912		Washington Mutual Mortgage Pass-through Certificates, 1.515%, 08/25/42	11,563	0.0
95,907		Washington Mutual Mortgage Pass-through Certificates, 0.465%, 01/25/45	92,242	0.0
97,428		Washington Mutual Mortgage Pass-through Certificates, 0.475%, 01/25/45	94,452	0.0
22,253		Washington Mutual Mortgage Pass-through Certificates, 1.926%, 02/27/34	22,096	0.0
594,169		Washington Mutual Mortgage Pass-through Certificates, 2.176%, 07/25/46	543,545	0.1
653,261		Washington Mutual Mortgage Pass-through Certificates, 2.176%, 08/25/46	617,856	0.1
1,607,628		Washington Mutual Mortgage Pass-through Certificates, 4.579%, 02/25/37	1,491,011	0.2
1,295,924		Wells Fargo Mortgage Backed Securities 2006-AR10 Trust, 2.610%, 07/25/36	1,265,467	0.2
145,271		Wells Fargo Mortgage-Backed Securities Trust, 2.595%, 10/25/33	147,875	0.0
288,129		Wells Fargo Mortgage-Backed Securities Trust, 2.612%, 12/25/34	292,719	0.0
195,478		Wells Fargo Mortgage-Backed Securities Trust, 2.615%, 01/25/35	196,688	0.0

	Total Collateralized Mortgage Obligations
	(Cost $55,167,441)		58,296,247	6.4

MUNICIPAL BONDS: 3.7%
		California: 1.8%
1,000,000		California Infrastructure & Economic Development Bank, 6.486%, 05/15/49	1,171,170	0.1

VY® PIMCO Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
MUNICIPAL BONDS: (continued)
	California: (continued)
1,200,000	California State Public Works Board, 7.804%, 03/01/35	$1,549,188	0.2
500,000	California State University, 6.434%, 11/01/30	580,665	0.1
3,500,000	Los Angeles Department of Airports, 6.582%, 05/15/39	4,334,085	0.5
200,000	Los Angeles County Public Works Financing Authority, 7.488%, 08/01/33	258,002	0.0
300,000	Los Angeles County Public Works Financing Authority, 7.618%, 08/01/40	413,862	0.0
6,000,000	Southern California Public Power Authority, 5.943%, 07/01/40	6,988,620	0.8
500,000	State of California, 7.500%, 04/01/34	712,305	0.1
100,000	State of California, 7.700%, 11/01/30	124,265	0.0
200,000	University of California, 6.398%, 05/15/31	242,760	0.0
300,000	University of California, 6.548%, 05/15/48	386,052	0.0
		16,760,974	1.8

	Illinois: 0.1%
700,000	Chicago Transit Authority, 6.899%, 12/01/40	853,566	0.1

	Nebraska: 0.0%
500,000	Public Power Generation Agency, 7.242%, 01/01/41	567,240	0.0

	Nevada: 0.4%
3,300,000	City of North Las Vegas NV, 6.572%, 06/01/40	2,934,162	0.3
600,000	County of Clark NV, 6.820%, 07/01/45	819,672	0.1
		3,753,834	0.4

	New York: 0.7%
2,000,000	New York City Municipal Water Finance Authority, 5.882%, 06/15/44	2,552,220	0.3
2,900,000	New York City Municipal Water Finance Authority, 6.282%, 06/15/42	3,346,513	0.4
200,000	Tobacco Settlement Financing Corp., 6.250%, 06/01/42	199,534	0.0
		6,098,267	0.7

	Texas: 0.7%
2,200,000	City of San Antonio TX, 5.808%, 02/01/41	2,761,792	0.3
2,900,000	City of San Antonio TX, 6.308%, 02/01/37	3,270,504	0.4
		6,032,296	0.7

	Total Municipal Bonds
	(Cost $29,081,329)	34,066,177	3.7

CERTIFICATES OF DEPOSIT: 0.4%
	Financial: 0.4%
3,600,000	Credit Suisse/New York NY, 0.643%, 12/07/15	3,603,618	0.4

	Oil&Gas: 0.0%
300,000	# ENI Finance USA, Inc., 0.631%, 02/17/15	300,021	0.0

	Total Certificates of Deposit
	(Cost $3,900,099)	3,903,639	0.4

ASSET-BACKED SECURITIES: 7.4%
	Automobile Asset-Backed Securities: 1.4%
3,900,000	Ally Auto Receivables Trust, 0.680%, 07/17/17	3,901,566	0.4
9,047,754	Honda Auto Receivables Owner Trust 2014-3, 0.190%, 08/15/15	9,047,952	1.0
		12,949,518	1.4

	Credit Card Asset-Backed Securities: 2.0%
9,800,000	Citibank Credit Card Issuance Trust, 4.850%, 03/10/17	9,995,211	1.1
8,500,000	# Citibank Omni Master Trust, 4.900%, 11/15/18	8,548,403	0.9
		18,543,614	2.0

	Home Equity Asset-Backed Securities: 1.6%
10,100,000	Accredited Mortgage Loan Trust 2006-1, 0.435%, 04/25/36	8,515,088	0.9
2,971,766	Citigroup Mortgage Loan Trust 2007-AHL1, 0.295%, 12/25/36	2,655,540	0.3
1,300,000	Home Equity Asset Trust 2005-2, 1.250%, 07/25/35	1,163,756	0.1
2,250,000	Morgan Stanley ABS Capital I, Inc. Trust 2005-HE4, 0.625%, 07/25/35	1,997,035	0.2
532,777	New Century Home Equity Loan Trust 2005-2, 0.645%, 06/25/35	421,853	0.1
		14,753,272	1.6

	Other Asset-Backed Securities: 2.4%
4,200,000	# CIFC Funding Ltd, 1.382%, 08/14/24	4,199,698	0.5
969,139	Countrywide Asset-Backed Certificates, 0.335%, 08/25/36	950,485	0.1

VY® PIMCO Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
			Other Asset-Backed Securities: (continued)
	668,142		Countrywide Asset-Backed Certificates, 0.335%, 09/25/36	$653,170	0.1
	1,308,389		Countrywide Asset-Backed Certificates, 2.555%, 01/25/34	978,616	0.1
	2,726,032	#	Hillmark Funding, 0.484%, 05/21/21	2,693,734	0.3
	4,450,000		JP Morgan Mortgage Acquisition Trust 2007-CH5, 0.415%, 05/25/37	3,452,265	0.4
	63,703		JPMorgan Mortgage Acquisition Corp., 0.215%, 03/25/47	62,125	0.0
	58,753		Long Beach Mortgage Loan Trust, 0.715%, 10/25/34	53,862	0.0
	1,700,000		Specialty Underwriting & Residential Finance Trust Series 2005-BC2, 0.805%, 12/25/35	1,577,490	0.2
	4,800,000	#	SpringCastle America Funding LLC, 2.700%, 05/25/23	4,799,520	0.5
	2,181,409		Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, 0.305%, 01/25/37	2,016,642	0.2
				21,437,607	2.4

		Total Asset-Backed Securities
		(Cost $66,126,641)		67,684,011	7.4

FOREIGN GOVERNMENT BONDS: 14.9%
	300,000	#	Banco Nacional de Desenvolvimento Economico e Social, 3.375%, 09/26/16	308,250	0.0
EUR	200,000		Spain Government Bond, 5.500%, 07/30/17	288,113	0.0
	600,000		Eksportfinans ASA, 5.500%, 05/25/16	633,960	0.1
	500,000		Eksportfinans ASA, 5.500%, 06/26/17	540,625	0.1
	1,800,000		Export-Import Bank of Korea, 4.125%, 09/09/15	1,858,878	0.2
JPY	307,000,000		Hellenic Republic Government International Bond, 5.250%, 02/01/16	2,839,418	0.3
EUR	2,700,000		Italy Buoni Poliennali Del Tesoro, 1.150%, 05/15/17	3,463,027	0.4
EUR	2,900,000		Italy Buoni Poliennali Del Tesoro, 2.250%, 05/15/16	3,774,692	0.4
EUR	5,100,000		Italy Buoni Poliennali Del Tesoro, 2.750%, 12/01/15	6,629,124	0.7
EUR	1,600,000		Italy Buoni Poliennali Del Tesoro, 3.000%, 11/01/15	2,080,172	0.2
EUR	100,000		Italy Buoni Poliennali Del Tesoro, 3.750%, 04/15/16	132,884	0.0
EUR	1,200,000		Italy Buoni Poliennali Del Tesoro, 3.750%, 08/01/15	1,559,562	0.2
EUR	11,300,000		Italy Buoni Poliennali Del Tesoro, 3.750%, 08/01/16	15,148,163	1.7
EUR	1,000,000		Italy Buoni Poliennali Del Tesoro, 4.500%, 07/15/15	1,305,723	0.1
EUR	1,000,000		Italy Buoni Poliennali Del Tesoro, 4.750%, 05/01/17	1,399,757	0.2
EUR	20,000,000		Italy Buoni Poliennali Del Tesoro, 4.750%, 06/01/17	28,051,103	3.1
EUR	700,000		Italy Buoni Poliennali Del Tesoro, 4.750%, 09/15/16	958,385	0.1
EUR	400,000	Z	Italy Certificati di Credito del Tesoro, .530%, 12/31/15	503,215	0.1
	2,700,000		Korea Development Bank, 4.375%, 08/10/15	2,784,837	0.3
	400,000	#	Korea Housing Finance Corp., 4.125%, 12/15/15	414,529	0.1
	500,000		Majapahit Holding BV, 7.250%, 06/28/17	561,250	0.1
MXN	50,000,000		Mexican Bonos, 9.500%, 12/18/14	3,777,492	0.4
	1,700,000		Petrobras International Finance Co. - Pifco, 5.375%, 01/27/21	1,725,330	0.2
	1,000,000		Province of Ontario Canada, 1.650%, 09/27/19	979,785	0.1
	3,400,000	L	Province of Ontario Canada, 1.600%, 09/21/16	3,455,155	0.4
	300,000		Province of Ontario Canada, 3.000%, 07/16/18	314,595	0.0
CAD	1,300,000		Province of Ontario Canada, 4.200%, 06/02/20	1,281,103	0.1
	600,000		Province of Ontario Canada, 4.400%, 04/14/20	665,929	0.1
CAD	700,000		Province of Ontario Canada, 4.400%, 06/02/19	690,906	0.1
CAD	300,000		Province of Ontario Canada, 5.500%, 06/02/18	303,316	0.0
	500,000		Province of Quebec Canada, 3.500%, 07/29/20	533,172	0.1
CAD	1,300,000		Province of Quebec Canada, 4.250%, 12/01/21	1,285,955	0.1
EUR	600,000		Spain Government Bond, 3.150%, 01/31/16	787,352	0.1

VY® PIMCO Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
EUR	1,000,000		Spain Government Bond, 3.250%, 04/30/16	$1,322,610	0.1
EUR	16,500,000		Spain Government Bond, 3.300%, 07/30/16	21,987,704	2.4
EUR	9,800,000		Spain Government Bond, 3.750%, 10/31/15	12,851,538	1.4
EUR	2,900,000		Spain Government Bond, 4.250%, 10/31/16	3,960,802	0.4
EUR	1,000,000		Spain Government Bond, 4.500%, 01/31/18	1,425,145	0.2
	2,900,000	#	State Bank of India/London, 4.500%, 07/27/15	2,977,627	0.3

		Total Foreign Government Bonds
		(Cost $143,180,366)		135,561,183	14.9

U.S. TREASURY OBLIGATIONS: 11.0%
			Treasury Inflation Indexed Protected Securities: 10.1%
	5,579,098		0.125%, due 01/15/22	5,457,169	0.6
	5,801,880		0.125%, due 07/15/22	5,669,473	0.6
	7,122,111		0.125%, due 01/15/23	6,899,478	0.8
	2,968,962	S	0.375%, due 07/15/23	2,940,405	0.3
	2,114,200	S	0.625%, due 07/15/21	2,159,354	0.2
	12,089,454		1.125%, due 01/15/21	12,694,753	1.4
	2,731,200	S	1.250%, due 07/15/20	2,902,699	0.3
	682,362		1.750%, due 01/15/28	761,193	0.1
	6,002,000		2.000%, due 01/15/26	6,843,393	0.8
	23,636,052		2.375%, due 01/15/25	27,724,137	3.1
	7,915,581		2.375%, due 01/15/27	9,384,523	1.0
	5,659,470		2.500%, due 01/15/29	6,919,523	0.8
	869,574		3.875%, due 04/15/29	1,229,343	0.1
				91,585,443	10.1

			U.S. Treasury Bonds: 0.4%
	4,200,000		3.125%, due 08/15/44	4,133,720	0.4

			U.S. Treasury Notes: 0.5%
	4,600,000	S	0.625%, due 08/31/17	4,540,163	0.5

		Total U.S. Treasury Obligations
		(Cost $102,292,118)		100,259,326	11.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.8%
			Federal Home Loan Mortgage Corporation: 1.3%##
	90,754		0.304%, due 07/15/19	90,923	0.0
	245,425		0.304%, due 08/15/19	245,877	0.0
	27,000	S	0.750%, due 01/12/18	26,485	0.0
	170,675		1.318%, due 10/25/44	176,792	0.0
	823,064		1.518%, due 07/25/44	853,004	0.1
	60,880		1.845%, due 09/01/35	63,695	0.0
	208,500		1.875%, due 03/25/24	219,021	0.0
	9,128		2.375%, due 04/01/32	9,634	0.0
	3,475		3.500%, due 07/15/32	3,579	0.0
	4,000,000	W	4.500%, due 11/01/39	4,303,907	0.5
	231,075		4.500%, due 03/01/41	250,687	0.0
	24,153		5.500%, due 03/01/23	26,811	0.0
	46,622		5.500%, due 05/01/23	51,763	0.0
	678		5.500%, due 08/15/30	722	0.0
	314,939		5.500%, due 06/01/36	353,479	0.1
	547,301		5.500%, due 12/01/37	614,476	0.1
	456,151		5.500%, due 04/01/38	508,126	0.1
	112,225		5.500%, due 07/01/38	124,815	0.0
	571		6.000%, due 10/01/17	587	0.0
	7,831		6.000%, due 02/01/22	8,824	0.0
	142,317		6.000%, due 03/01/23	160,316	0.0
	18,293		6.000%, due 05/01/37	20,649	0.0
	221,241		6.000%, due 07/01/37	249,675	0.0
	210,082		6.000%, due 08/01/37	236,968	0.0
	1,569,425		6.000%, due 09/01/37	1,767,670	0.2
	2,809		6.000%, due 10/01/37	3,175	0.0
	24,638		6.000%, due 12/01/37	27,753	0.0
	306,161		6.000%, due 01/01/38	344,877	0.1
	236,720		6.000%, due 02/01/38	266,865	0.0
	6,655		6.000%, due 04/01/38	7,495	0.0
	37,991		6.000%, due 06/01/38	43,669	0.0
	6,490		6.000%, due 07/01/38	7,314	0.0
	135,416		6.000%, due 08/01/38	154,792	0.0
	237,928		6.000%, due 11/01/38	268,022	0.0
	36,736		6.000%, due 05/01/39	41,410	0.0
	493,620		6.000%, due 08/01/39	556,747	0.1
				12,090,604	1.3

			Federal National Mortgage Association: 17.9%##
	213,781		0.215%, due 07/25/37	209,667	0.0
	56,049		0.275%, due 03/25/34	55,801	0.0
	281,349		0.465%, due 04/25/37	282,118	0.0
	750,090		0.605%, due 09/25/35	755,825	0.1
	48,754		1.318%, due 10/01/44	49,937	0.0
	73,623		1.318%, due 10/01/44	75,589	0.0
	496,723		1.494%, due 02/01/33	521,584	0.1
	38,664		1.655%, due 04/25/24	40,196	0.0
	312,283		1.753%, due 09/01/35	332,196	0.1
	2,933		1.875%, due 02/01/20	2,940	0.0
	90,530		1.940%, due 08/01/35	96,770	0.0
	174,000		2.300%, due 02/01/35	187,452	0.0
	900,000	^	2.310%, due 08/01/22	879,817	0.1
	55,812		2.335%, due 04/01/32	56,253	0.0
	5,361		2.340%, due 09/01/31	5,736	0.0
	137,129		2.435%, due 09/01/34	147,136	0.0
	474,208		2.485%, due 11/01/34	509,746	0.1
	5,186,760	^	2.790%, due 07/01/22	5,227,239	0.6
	6,000,000	W	3.000%, due 08/25/26	6,180,469	0.7
	4,812,933		3.000%, due 06/01/28	4,975,749	0.6
	430,454		3.000%, due 04/01/29	444,104	0.1
	939,503		3.000%, due 04/01/29	969,294	0.1
	1,395,433		3.000%, due 05/01/29	1,439,681	0.2
	175,010		3.000%, due 05/01/29	180,559	0.0
	890,145		3.000%, due 05/01/29	918,371	0.1
	95,166		3.000%, due 05/01/29	98,183	0.0
	2,951,952		3.000%, due 05/01/29	3,045,556	0.4
	975,630		3.000%, due 06/01/29	1,006,566	0.1
	2,981,196		3.000%, due 07/01/29	3,075,734	0.4
	2,706,592		3.010%, due 06/01/22	2,761,862	0.3
	3,427,956		3.156%, due 05/01/22	3,561,831	0.4
	285,434		3.330%, due 11/01/21	297,460	0.1
	47,000,000	W	3.500%, due 07/25/26	49,408,751	5.4
	53,407		4.000%, due 07/01/18	56,505	0.0
	192,240		4.000%, due 08/01/18	203,804	0.0
	951,218		4.000%, due 09/01/18	1,008,493	0.1
	179,924		4.000%, due 08/01/19	190,584	0.0
	72,683		4.000%, due 03/01/24	77,547	0.0
	81,674		4.000%, due 03/01/24	86,597	0.0
	692,843		4.000%, due 04/01/24	739,628	0.1

VY® PIMCO Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
87,485		4.000%, due 04/01/24	$92,947	0.0
87,181		4.000%, due 04/01/24	92,612	0.0
58,956		4.000%, due 04/01/24	62,407	0.0
74,041		4.000%, due 04/01/24	78,372	0.0
86,149		4.000%, due 04/01/24	91,159	0.0
61,816		4.000%, due 05/01/24	65,671	0.0
638,041		4.000%, due 05/01/24	681,046	0.1
67,701		4.000%, due 05/01/24	71,635	0.0
636,606		4.000%, due 05/01/24	679,283	0.1
562,133		4.000%, due 05/01/24	599,761	0.1
89,883		4.000%, due 05/01/24	95,958	0.0
109,741		4.000%, due 05/01/24	117,136	0.0
83,340		4.000%, due 05/01/24	88,982	0.0
604,410		4.000%, due 05/01/24	642,539	0.1
618,704		4.000%, due 06/01/24	660,598	0.1
670,292		4.000%, due 06/01/24	715,689	0.1
66,626		4.000%, due 07/01/24	71,120	0.0
35,815		4.000%, due 08/01/24	38,237	0.0
54,945		4.000%, due 09/01/24	58,645	0.0
228,287		4.000%, due 10/01/24	242,685	0.0
45,737		4.000%, due 01/01/25	48,821	0.0
21,131		4.000%, due 02/01/25	22,550	0.0
25,693		4.000%, due 04/01/25	27,192	0.0
15,830		4.000%, due 05/01/25	16,900	0.0
13,563		4.000%, due 06/01/25	14,479	0.0
77,485		4.000%, due 07/01/25	82,708	0.0
30,036		4.000%, due 10/01/25	32,022	0.0
33,973		4.000%, due 11/01/25	36,248	0.0
531,125		4.000%, due 01/01/26	567,028	0.1
286,248		4.000%, due 01/01/26	305,693	0.1
13,035		4.000%, due 02/01/26	13,924	0.0
27,313		4.000%, due 02/01/26	29,038	0.0
165,194		4.000%, due 03/01/26	175,579	0.0
1,708,890		4.000%, due 04/01/26	1,824,306	0.2
29,162		4.000%, due 04/01/26	31,125	0.0
20,675		4.000%, due 04/01/26	22,014	0.0
98,437		4.000%, due 04/01/26	105,099	0.0
84,116		4.000%, due 05/01/26	89,773	0.0
56,219		4.000%, due 06/01/26	59,661	0.0
143,036		4.000%, due 06/01/26	152,065	0.0
62,202		4.000%, due 06/01/26	66,401	0.0
75,449		4.000%, due 07/01/26	80,544	0.0
220,609		4.000%, due 07/01/26	235,665	0.0
46,976		4.000%, due 10/01/31	50,238	0.0
1,000,000	W	4.000%, due 07/25/39	1,053,891	0.1
38,043		4.381%, due 12/01/36	40,499	0.0
4,802		4.500%, due 12/01/16	5,068	0.0
5,443		4.500%, due 10/01/17	5,745	0.0
5,790		4.500%, due 02/01/18	6,111	0.0
677,081		4.500%, due 02/01/18	715,309	0.1
14,887		4.500%, due 06/01/18	15,716	0.0
32,004		4.500%, due 07/01/18	33,817	0.0
77,349		4.500%, due 10/01/18	81,765	0.0
12,409		4.500%, due 03/01/19	13,100	0.0
32,750		4.500%, due 01/01/20	34,617	0.0
22,840		4.500%, due 03/01/24	24,533	0.0
537,099		4.500%, due 11/01/24	573,249	0.1
14,033		4.500%, due 06/01/25	14,992	0.0
45,530		4.500%, due 07/01/25	48,930	0.0
238,216		4.500%, due 01/01/26	254,249	0.0
144,191		4.500%, due 07/01/26	153,931	0.0
193,483		4.500%, due 04/01/29	208,930	0.0
2,878,373		4.500%, due 04/01/29	3,108,176	0.4
2,748,155		4.500%, due 04/01/29	2,967,562	0.3
26,445		4.500%, due 05/01/29	28,556	0.0
45,166		4.500%, due 06/01/29	48,772	0.0
209,962		4.500%, due 02/01/31	228,701	0.0
199,633		4.500%, due 09/01/33	216,146	0.0
92,424		4.500%, due 10/01/33	100,475	0.0
8,325		4.500%, due 10/01/33	9,018	0.0
14,008		4.500%, due 03/01/35	15,159	0.0
20,986		4.500%, due 06/01/35	22,662	0.0
7,293		4.500%, due 08/01/35	7,875	0.0
1,000,000	W	4.500%, due 10/15/35	1,079,062	0.1
2,474		4.500%, due 02/01/39	2,671	0.0
475,286		4.500%, due 05/01/39	513,399	0.1
4,218,952		4.500%, due 05/01/39	4,580,567	0.5
667,221		4.500%, due 05/01/40	721,845	0.1
101,243		4.500%, due 12/01/40	109,653	0.0
652,976		4.500%, due 03/01/41	711,518	0.1
527,011		4.500%, due 06/01/41	570,280	0.1
1,067,481		4.500%, due 05/01/42	1,155,884	0.1
32,437		4.500%, due 06/01/42	35,114	0.0
5,772		5.000%, due 12/01/23	6,368	0.0
8,000,000	W	5.000%, due 10/15/33	8,828,000	1.0
265,636		5.000%, due 12/01/33	293,883	0.0
289,635		5.000%, due 03/01/34	320,424	0.1
63,707		5.000%, due 03/01/34	70,484	0.0
506,021		5.000%, due 03/01/35	559,667	0.1
2,782		5.000%, due 06/01/35	3,077	0.0
565,870		5.000%, due 09/01/35	626,053	0.1
254,753		5.000%, due 10/01/35	281,736	0.0
355,642		5.000%, due 12/01/35	393,330	0.1
9,000,000	W	5.000%, due 11/15/37	9,910,582	1.1
11,109		5.000%, due 02/01/38	12,290	0.0
618,284		5.000%, due 03/01/38	683,819	0.1
194,424		5.000%, due 04/01/38	216,240	0.0
2,369		5.500%, due 04/01/21	2,528	0.0
28,231		5.500%, due 06/01/22	30,878	0.0
2,318		5.500%, due 11/01/22	2,456	0.0
2,873		5.500%, due 11/01/22	3,043	0.0
48,213		5.500%, due 11/01/22	52,594	0.0
40,162		5.500%, due 05/01/23	42,542	0.0
189,653		5.500%, due 06/01/23	211,055	0.0
28,499		5.500%, due 07/01/23	31,171	0.0
105,347		5.500%, due 07/01/23	115,288	0.0
70,860		5.500%, due 09/01/23	77,524	0.0
101,549		5.500%, due 02/01/24	113,385	0.0
265,868		5.500%, due 07/01/25	296,845	0.0
59,845		5.500%, due 07/01/26	66,941	0.0
26,732		5.500%, due 12/01/27	29,882	0.0
22,853		5.500%, due 04/01/28	25,483	0.0
27,273		5.500%, due 08/01/28	30,462	0.0
36,655		5.500%, due 01/01/29	40,934	0.0
58,249		5.500%, due 09/01/29	65,007	0.0
263,984		5.500%, due 10/01/29	295,223	0.0
214,676		5.500%, due 04/01/33	240,958	0.0
22,617		5.500%, due 11/01/33	25,364	0.0
49,239		5.500%, due 12/01/33	55,219	0.0
223,901		5.500%, due 01/01/34	251,213	0.0
52,797		5.500%, due 06/01/34	59,121	0.0
61,429		5.500%, due 01/01/35	68,895	0.0
38,022		5.500%, due 02/01/35	42,609	0.0
93,335		5.500%, due 06/01/35	104,151	0.0
66,737		5.500%, due 07/01/35	74,822	0.0
58,466		5.500%, due 07/01/35	65,497	0.0
16,224		5.500%, due 10/01/35	18,114	0.0
241,722		5.500%, due 11/01/35	269,001	0.0

VY® PIMCO Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
73,477		5.500%, due 12/01/35	$82,258	0.0
556,523		5.500%, due 12/01/35	622,684	0.1
87,146		5.500%, due 01/01/36	96,980	0.0
287,132		5.500%, due 09/01/36	321,798	0.1
584,420		5.500%, due 12/01/36	653,097	0.1
14,215		5.500%, due 12/01/36	15,819	0.0
684,522		5.500%, due 12/01/36	761,769	0.1
5,849		5.500%, due 12/01/36	6,534	0.0
251,555		5.500%, due 02/01/37	280,356	0.0
87,329		5.500%, due 05/01/37	97,196	0.0
11,220		5.500%, due 05/01/37	12,486	0.0
62,323		5.500%, due 08/01/37	69,838	0.0
213,983		5.500%, due 03/01/38	240,213	0.0
46,221		5.500%, due 05/01/38	51,437	0.0
1,709,366		5.500%, due 06/01/38	1,902,594	0.2
53,765		5.500%, due 08/01/38	60,138	0.0
969,171		5.500%, due 11/01/38	1,078,541	0.1
248,956		5.500%, due 01/01/39	277,363	0.0
104,903		5.500%, due 03/01/39	117,751	0.0
480,648		5.500%, due 09/01/41	534,906	0.1
29,682		6.000%, due 06/01/17	30,851	0.0
9,715		6.000%, due 01/01/18	10,137	0.0
3,979		6.000%, due 12/01/18	4,493	0.0
6,401		6.000%, due 05/01/21	7,228	0.0
64,355		6.000%, due 04/01/22	72,669	0.0
151,267		6.000%, due 06/01/22	170,817	0.0
23,569		6.000%, due 01/01/23	26,614	0.0
1,181		6.000%, due 11/01/32	1,333	0.0
550,074		6.000%, due 06/01/35	626,718	0.1
24,345		6.000%, due 07/01/35	27,598	0.0
27,785		6.000%, due 07/01/35	31,614	0.0
21,560		6.000%, due 10/01/35	24,346	0.0
141,665		6.000%, due 02/01/36	160,812	0.0
7,918		6.000%, due 06/01/36	8,972	0.0
13,627		6.000%, due 07/01/36	15,388	0.0
911,364		6.000%, due 08/01/36	1,029,097	0.1
342,617		6.000%, due 09/01/36	386,878	0.1
2,824		6.000%, due 09/01/36	3,189	0.0
147,394		6.000%, due 10/01/36	166,867	0.0
176,828		6.000%, due 11/01/36	200,916	0.0
44,262		6.000%, due 12/01/36	50,006	0.0
3,171		6.000%, due 01/01/37	3,581	0.0
18,859		6.000%, due 02/01/37	21,295	0.0
43,865		6.000%, due 03/01/37	49,763	0.0
76,020		6.000%, due 03/01/37	86,244	0.0
50,048		6.000%, due 05/01/37	56,647	0.0
41,366		6.000%, due 05/01/37	46,719	0.0
457,577		6.000%, due 05/01/37	518,995	0.1
242,077		6.000%, due 08/01/37	273,788	0.0
20,086		6.000%, due 08/01/37	23,013	0.0
92,980		6.000%, due 08/01/37	105,305	0.0
21,461		6.000%, due 09/01/37	24,233	0.0
108,368		6.000%, due 10/01/37	122,367	0.0
131,646		6.000%, due 10/01/37	148,902	0.0
5,489		6.000%, due 12/01/37	6,199	0.0
5,922		6.000%, due 03/01/38	6,778	0.0
62,401		6.000%, due 06/01/38	70,530	0.0
178,665		6.000%, due 07/01/38	201,745	0.0
1,743		6.000%, due 08/01/38	1,968	0.0
5,456		6.000%, due 08/01/38	6,161	0.0
337,929		6.000%, due 10/01/38	381,584	0.1
74,269		6.000%, due 10/01/38	83,864	0.0
80,703		6.000%, due 10/01/38	91,337	0.0
188,156		6.000%, due 10/01/38	212,463	0.0
330,853		6.000%, due 11/01/38	373,594	0.1
12,252		6.000%, due 12/01/38	13,835	0.0
111,833		6.000%, due 10/01/39	126,349	0.0
4,000,000	W	6.000%, due 10/01/39	4,521,719	0.5
7,475		6.000%, due 10/01/39	8,554	0.0
90,539		6.000%, due 04/01/40	102,332	0.0
11,303		6.500%, due 03/01/17	11,849	0.0
6,808		6.500%, due 07/01/29	7,712	0.0
466,370		6.500%, due 06/17/38	479,198	0.1
			162,559,514	17.9

		Government National Mortgage Association: 0.6%
14,082		0.554%, due 03/16/32	14,064	0.0
116,483		5.000%, due 06/15/37	128,810	0.0
87,818		5.000%, due 03/15/38	97,134	0.0
159,743		5.000%, due 11/15/38	175,855	0.0
214,146		5.000%, due 11/15/38	235,746	0.0
366,051		5.000%, due 12/15/38	403,391	0.1
93,048		5.000%, due 12/15/38	102,433	0.0
1,137,485		5.000%, due 12/15/38	1,256,605	0.1
547,969		5.000%, due 01/15/39	605,539	0.1
183,911		5.000%, due 01/15/39	203,312	0.0
554,515		5.000%, due 02/15/39	613,354	0.1
355,116		5.000%, due 03/15/39	391,979	0.1
398,938		5.000%, due 04/15/39	441,025	0.1
301,954		5.000%, due 09/15/39	333,746	0.0
60,539		5.000%, due 06/15/40	67,258	0.0
117,455		5.000%, due 09/15/40	129,390	0.0
			5,199,641	0.6

	Total U.S. Government Agency Obligations
	(Cost $178,049,918)		179,849,759	19.8

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.5%
	Financials: 0.5%
3,400	@ Wells Fargo & Co.	4,088,534	0.5

	Total Preferred Stock
	(Cost $2,195,020)	4,088,534	0.5

	Total Long-Term Investments
	(Cost $876,931,106)	882,532,950	96.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 14.0%
		Commercial Paper: 6.9%
900,000		ENI Finance USA, Inc., 0.470%, 09/24/15	895,788	0.1
8,600,000	#	ENI Finance USA, Inc., 0.609%, 04/10/15	8,600,137	0.9
9,300,000		Entergy Corp, 0.450%, 10/20/14	9,297,683	1.0
4,100,000		Entergy Corp, 0.450%, 11/03/14	4,098,263	0.5

VY® PIMCO Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Commercial Paper (continued)
4,300,000		Glencore Funding, 0.430%, 10/23/14	$4,298,819	0.5
8,500,000		Holcim, 0.270%, 10/22/14	8,498,589	0.9
5,600,000	#	Macquarie Bank Ltd, 0.020%, 05/14/15	5,599,272	0.6
7,300,000		Mohawk Disc, 0.570%, 10/14/14	7,298,382	0.8
6,500,000		Nisource Finance Corp., 0.620%, 10/24/14	6,497,313	0.7
5,300,000		Thermo Fisher, 0.450%, 10/14/14	5,299,076	0.6
2,400,000		Thermo Fisher, 0.450%, 11/05/14	2,398,924	0.3
			62,782,246	6.9

		U.S. Government Agency Obligations: 4.7%
2,000,000		Fannie Mae Discount Notes, 0.010%, 12/24/14	1,999,976	0.2
4,500,000		Fannie Mae Discount Notes, 0.010%, 02/18/15	4,499,825	0.5
6,900,000		Fannie Mae Discount Notes, 0.020%, 03/11/15	6,899,386	0.8
700,000		Fannie Mae Discount Notes, 0.020%, 03/18/15	699,935	0.1
1,500,000		Fannie Mae Discount Notes, 0.020%, 03/02/15	1,499,874	0.2
200,000		Federal Farm Credit Discount Notes, 0.020%, 03/31/15	199,980	0.0
700,000		Federal Home Loan Bank Discount Notes, 0.010%, 12/17/14	699,992	0.1
1,200,000		Federal Home Loan Bank Discount Notes, 0.010%, 02/18/15	1,199,953	0.1
5,600,000		Federal Home Loan Bank Discount Notes, 0.010%, 02/25/15	5,599,771	0.6
700,000		Federal Home Loan Bank Discount Notes, 0.010%, 02/27/15	699,971	0.1
3,000,000		Federal Home Loan Bank Discount Notes, 0.020%, 03/04/15	2,999,742	0.3
100,000		Federal Home Loan Bank Discount Notes, 0.020%, 03/06/15	99,991	0.0
6,400,000		Freddie Mac Discount Notes, 0.020%, 03/17/15	6,399,405	0.7
1,700,000		Freddie Mac Discount Notes, 0.020%, 03/06/15	1,699,852	0.2
600,000		Freddie Mac Discount Notes, 0.020%, 03/09/15	599,947	0.1
1,900,000		Freddie Mac Discount Notes, 0.040%, 06/09/15	1,899,404	0.2
4,800,000		Freddie Mac Discount Notes, 0.100%, 08/18/15	4,795,718	0.5
			42,492,722	4.7

		Securities Lending Collateralcc(1): 0.7%
1,494,551		Bank of Nova Scotia, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $1,494,551, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.180%-8.500%, Market Value plus accrued interest $1,525,671, due 11/17/14-11/15/42)	1,494,551	0.2
1,494,551		Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $1,494,551, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $1,524,442, due 10/23/14-03/01/48)	1,494,551	0.2
438,842		Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/14, 0.02%, due 10/01/14 (Repurchase Amount $438,842, collateralized by various U.S. Government Securities, 0.750%-2.125%, Market Value plus accrued interest $447,619, due 12/31/15-06/30/18)	438,842	0.0

VY® PIMCO Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
			Securities Lending Collateralcc(1) (continued)
	1,494,551		Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $1,494,551, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,524,442, due 10/02/14-10/01/44)	$1,494,551	0.2
	1,369,731		State Board of Wisconsin, Repurchase Agreement dated 09/30/14, 0.05%, due 10/01/14 (Repurchase Amount $1,369,733, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,397,035, due 04/15/16-01/15/29)	1,369,731	0.1
				6,292,226	0.7

			Certificates of Deposit: 0.1%
	700,000		Credit Suisse/New York NY, 0.465%, 03/17/15
			(Cost $700,000)	700,008	0.1

			Foreign Government Bonds: 1.6%
MXN	48,100,000	Z	Mexico Cetes, 2.660%, 11/06/14	3,571,625	0.4
MXN	84,200,000	Z	Mexico Cetes, 2.850%, 10/16/14	6,261,370	0.7
MXN	30,230,000	Z	Mexico Cetes, 2.920%, 12/11/14	2,237,770	0.2
MXN	7,000,000	Z	Mexico Cetes, 2.960%, 01/22/15	516,365	0.0
MXN	33,769,000	Z	Mexico Cetes, 3.830%, 02/19/15	2,484,883	0.3
				15,072,013	1.6

		Total Short-Term Investments
		(Cost $127,641,218)		127,339,215	14.0

		Total Investments in Securities (Cost $1,004,572,324)		$1,009,872,165	110.9
		Liabilities in Excess of Other Assets		(99,331,364)	(10.9)
		Net Assets		$910,540,801	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
S	All or a portion of this security has been identified by the Portfolio to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

CAD	Canadian Dollar
EUR	EU Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso

Cost for federal income tax purposes is $1,004,587,002.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$19,042,948
Gross Unrealized Depreciation	(13,757,785)

Net Unrealized Appreciation	$5,285,163

PORTFOLIO OF INVESTMENTS
VY® PIMCO Bond Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Preferred Stock	$4,088,534	$–	$–	$4,088,534
Corporate Bonds/Notes	–	298,824,074	–	298,824,074
Collateralized Mortgage Obligations	–	58,296,247	–	58,296,247
Municipal Bonds	–	34,066,177	–	34,066,177
Short-Term Investments	–	127,339,215	–	127,339,215
Foreign Government Bonds	–	135,561,183	–	135,561,183
U.S. Treasury Obligations	–	100,259,326	–	100,259,326
U.S. Government Agency Obligations	–	179,849,759	–	179,849,759
Asset-Backed Securities	–	67,684,011	–	67,684,011
Certificates of Deposit	–	3,903,639	–	3,903,639
Total Investments, at fair value	$4,088,534	$1,005,783,631	$–	$1,009,872,165
Other Financial Instruments+
Centrally Cleared Swaps	–	730,844	–	730,844
Forward Foreign Currency Contracts	–	11,717,292	–	11,717,292
Futures	2,042	–	–	2,042
OTC Swaps	–	1,252,857	–	1,252,857
Total Assets	$4,090,576	$1,019,484,624	$–	$1,023,575,200
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(1,766,069)	$–	$(1,766,069)
Forward Foreign Currency Contracts	–	(1,983,328)	–	(1,983,328)
Futures	(3,462,954)	–	–	(3,462,954)
OTC Swaps	–	(611,403)	–	(611,403)
Written Options	(13,641)	(910,608)	–	(924,249)
Total Liabilities	$(3,476,595)	$(5,271,408)	$–	$(8,748,003)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2014, the following forward foreign currency contracts were outstanding for the VY® PIMCO Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	EU Euro	830,000	Buy	10/02/14	$1,076,293	$1,048,337	$(27,956)
Barclays Bank PLC	EU Euro	1,036,000	Buy	10/02/14	1,358,867	1,308,526	(50,341)
Barclays Bank PLC	EU Euro	1,667,000	Buy	10/02/14	2,198,212	2,105,516	(92,696)
Barclays Bank PLC	EU Euro	1,728,000	Buy	06/15/15	2,313,923	2,188,346	(125,577)
Barclays Bank PLC	EU Euro	828,000	Buy	06/15/15	1,110,321	1,048,583	(61,738)
BNP Paribas Bank	EU Euro	1,764,000	Buy	10/02/14	2,317,723	2,228,032	(89,691)
BNP Paribas Bank	Brazilian Real	346,276	Buy	11/04/14	140,000	140,141	141
BNP Paribas Bank	Mexican Peso	48,168,920	Buy	12/18/14	3,601,415	3,567,445	(33,970)
BNP Paribas Bank	Mexican Peso	53,048,120	Buy	02/05/15	4,017,366	3,915,539	(101,827)
BNP Paribas Bank	EU Euro	1,348,000	Buy	06/15/15	1,807,007	1,707,112	(99,895)
Citigroup, Inc.	British Pound	1,600,000	Buy	12/11/14	2,609,077	2,592,240	(16,837)
Citigroup, Inc.	Mexican Peso	5,956,000	Buy	12/18/14	439,061	441,108	2,047
Deutsche Bank AG	EU Euro	3,222,000	Buy	10/02/14	4,171,655	4,069,569	(102,086)
Deutsche Bank AG	EU Euro	2,223,000	Buy	06/13/16	3,004,607	2,848,008	(156,599)
Goldman Sachs & Co.	EU Euro	2,445,000	Buy	10/02/14	3,151,065	3,088,174	(62,891)
Goldman Sachs & Co.	EU Euro	1,555,000	Buy	10/02/14	2,052,979	1,964,053	(88,926)
Goldman Sachs & Co.	Mexican Peso	48,096,000	Buy	12/18/14	3,600,000	3,562,044	(37,956)
Goldman Sachs & Co.	EU Euro	3,182,000	Buy	06/15/15	4,264,612	4,029,699	(234,913)
HSBC	EU Euro	1,554,000	Buy	10/02/14	2,022,778	1,962,791	(59,987)
HSBC	EU Euro	1,243,000	Buy	10/02/14	1,638,754	1,569,980	(68,774)

PORTFOLIO OF INVESTMENTS
VY® PIMCO Bond Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	EU Euro	1,457,000	Buy	10/02/14	$1,886,487	$1,840,274	$(46,213)
JPMorgan Chase & Co.	EU Euro	1,020,000	Buy	11/20/14	1,355,693	1,288,754	(66,939)
JPMorgan Chase & Co.	Mexican Peso	23,365,200	Buy	12/18/14	1,782,991	1,730,454	(52,537)
JPMorgan Chase & Co.	EU Euro	1,766,000	Buy	06/15/15	2,361,319	2,236,470	(124,849)
UBS AG	Brazilian Real	3,636,300	Buy	10/02/14	1,547,362	1,485,569	(61,793)
UBS AG	Mexican Peso	13,353,700	Buy	12/18/14	1,000,000	988,990	(11,010)
							$(1,873,813)

Barclays Bank PLC	British Pound	9,157,000	Sell	12/11/14	$14,728,531	$14,835,717	$(107,186)
Barclays Bank PLC	EU Euro	382,000	Sell	06/15/15	508,596	483,767	24,829
Barclays Bank PLC	EU Euro	2,553,000	Sell	06/15/15	3,468,531	3,233,130	235,401
Barclays Bank PLC	EU Euro	3,051,000	Sell	06/27/16	4,195,277	3,910,876	284,401
BNP Paribas Bank	Mexican Peso	83,763,684	Sell	10/16/14	6,321,453	6,230,338	91,115
BNP Paribas Bank	Mexican Peso	47,771,768	Sell	11/06/14	3,600,525	3,547,867	52,658
BNP Paribas Bank	Mexican Peso	52,463,238	Sell	02/05/15	3,971,028	3,872,368	98,660
BNP Paribas Bank	Mexican Peso	33,289,994	Sell	02/19/15	2,510,028	2,454,763	55,265
BNP Paribas Bank	EU Euro	1,849,000	Sell	06/15/15	2,507,595	2,341,581	166,014
Citigroup, Inc.	EU Euro	3,048,000	Sell	06/15/15	4,166,616	3,860,000	306,616
Deutsche Bank AG	Japanese Yen	170,900,000	Sell	10/02/14	1,598,626	1,558,240	40,386
Deutsche Bank AG	Japanese Yen	255,000,000	Sell	10/02/14	2,389,471	2,325,052	64,419
Deutsche Bank AG	Mexican Peso	104,426,799	Sell	02/05/15	7,903,637	7,707,856	195,781
Deutsche Bank AG	EU Euro	300,000	Sell	08/07/15	401,379	380,247	21,132
Deutsche Bank AG	EU Euro	3,875,000	Sell	06/13/16	5,305,650	4,964,476	341,174
Goldman Sachs & Co.	Canadian Dollar	4,565,000	Sell	10/16/14	4,122,462	4,074,582	47,880
Goldman Sachs & Co.	Japanese Yen	1,473,400,000	Sell	10/02/14	14,153,902	13,434,237	719,665
Goldman Sachs & Co.	EU Euro	113,950,000	Sell	10/02/14	150,413,088	143,925,328	6,487,760
Goldman Sachs & Co.	Mexican Peso	125,880,409	Sell	11/13/14	9,504,353	9,344,460	159,893
Goldman Sachs & Co.	Mexican Peso	10,347,029	Sell	12/11/14	785,174	766,669	18,505
Goldman Sachs & Co.	Mexican Peso	19,618,880	Sell	12/11/14	1,489,823	1,453,674	36,149
Goldman Sachs & Co.	Mexican Peso	51,863,505	Sell	12/18/14	3,913,459	3,841,070	72,389
Goldman Sachs & Co.	Mexican Peso	6,911,682	Sell	01/22/15	523,335	510,659	12,676
HSBC	Japanese Yen	378,914,946	Sell	08/07/15	3,716,000	3,469,371	246,629
JPMorgan Chase & Co.	Japanese Yen	63,600,000	Sell	10/02/14	599,350	579,895	19,455
JPMorgan Chase & Co.	Brazilian Real	346,276	Sell	11/04/14	140,000	140,141	(141)
JPMorgan Chase & Co.	Japanese Yen	1,962,900,000	Sell	11/04/14	18,037,381	17,901,732	135,649
JPMorgan Chase & Co.	EU Euro	1,020,000	Sell	06/15/15	1,357,634	1,291,733	65,901
UBS AG	EU Euro	97,177,000	Sell	11/04/14	124,315,135	122,767,522	1,547,613
UBS AG	Brazilian Real	3,636,300	Sell	10/02/14	1,590,648	1,485,569	105,079
UBS AG	Brazilian Real	3,636,300	Sell	11/04/14	1,533,657	1,471,647	62,010
							$11,607,777

VY® PIMCO Bond Portfolio Open Futures Contracts on September 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	1,133	12/14/15	$280,116,422	$(521,642)
90-Day Eurodollar	728	03/14/16	179,477,169	(383,652)
90-Day Eurodollar	179	06/13/16	43,999,667	(169,948)
90-Day Eurodollar	391	09/19/16	95,853,650	2,042
U.S. Treasury 10-Year Note	1,996	12/19/14	248,769,357	(1,870,818)
U.S. Treasury Long Bond	317	12/19/14	43,716,281	(516,894)
			$891,932,546	$(3,460,912)

PORTFOLIO OF INVESTMENTS
VY® PIMCO Bond Portfolio	as of September 30, 2014 (Unaudited) (Continued)

VY® PIMCO Bond Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on September 30, 2014:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Bolivarian Republic of Venezuela	Buy	(5.000)	06/20/15	USD	100,000	$10,375	$12,430	$(2,055)
BNP Paribas Bank	Bolivarian Republic of Venezuela	Buy	(5.000)	09/20/19	USD	100,000	32,876	30,779	2,097
HSBC	Bolivarian Republic of Venezuela	Buy	(5.000)	09/20/19	USD	100,000	32,876	31,001	1,875
JPMorgan Chase & Co.	Bolivarian Republic of Venezuela	Buy	(5.000)	06/20/15	USD	100,000	10,375	11,432	(1,057)
JPMorgan Chase & Co.	Bolivarian Republic of Venezuela	Buy	(5.000)	09/20/19	USD	100,000	32,876	29,664	3,212
							$119,378	$115,306	$4,072

Credit Default Swaps on Credit Indices - Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	4,700,000	78,326	87,143	(8,817)
Deutsche Bank AG	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	846,000	14,099	15,400	(1,301)
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	188,000	3,133	3,261	(128)
HSBC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	5,264,000	87,725	90,635	(2,910)
Morgan Stanley	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	2,820,000	46,996	47,722	(726)
BNP Paribas Bank	CDX.IG.22 Index	Sell	1.000	06/20/19	USD	3,000,000	48,138	45,512	2,626
Goldman Sachs & Co.	CDX.NA.IG.9 Index	Sell	0.548	12/20/17	USD	675,149	9,297	–	9,297
							$287,714	289,673	$(1,959)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/14 (%) (5)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Berkshire Hathaway Inc.	Sell	1.000	09/20/15	0.118	USD	6,000,000	$51,983	$54,196	$(2,213)
Deutsche Bank AG	Berkshire Hathaway Inc.	Sell	1.000	06/20/16	0.186	USD	2,400,000	33,843	33,201	642
Deutsche Bank AG	Berkshire Hathaway Inc.	Sell	1.000	09/20/16	0.204	USD	400,000	6,310	4,064	2,246
Deutsche Bank AG	Berkshire Hathaway Inc.	Sell	1.000	06/20/17	0.281	USD	2,300,000	44,874	44,828	46
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.574	USD	500,000	1,550	(988)	2,538
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/16	0.845	USD	2,500,000	6,686	(1,213)	7,899
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/15	0.574	USD	500,000	1,550	(1,975)	3,525
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	09/20/15	0.628	USD	1,000,000	3,640	(3,011)	6,651
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/16	0.845	USD	4,800,000	12,837	(3,896)	16,733
Deutsche Bank AG	Federative Republic of Brazil	Sell	1.000	06/20/16	0.845	USD	1,100,000	2,942	(890)	3,832
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	06/20/15	0.574	USD	500,000	1,550	(923)	2,473
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	09/20/16	0.902	USD	500,000	965	(1,169)	2,134
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.574	USD	1,600,000	4,960	(2,430)	7,390
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.574	USD	800,000	2,480	(3,056)	5,536
HSBC	Federative Republic of Brazil	Sell	1.000	09/20/15	0.628	USD	900,000	3,276	(1,730)	5,006
HSBC	Federative Republic of Brazil	Sell	1.000	03/20/16	0.768	USD	500,000	1,712	(516)	2,228
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/16	0.845	USD	3,500,000	9,360	(1,698)	11,058
HSBC	Federative Republic of Brazil	Sell	1.000	12/20/19	1.750	USD	1,200,000	43,705	43,705	–
UBS AG	Federative Republic of Brazil	Sell	1.000	09/20/15	0.628	USD	500,000	1,820	(914)	2,734

PORTFOLIO OF INVESTMENTS
VY® PIMCO Bond Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/14 (%) (5)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	General Electric Capital Corp.	Sell	1.000	06/20/16	0.320	USD	3,400,000	$39,973	$39,893	$80
Barclays Bank PLC	General Electric Capital Corp.	Sell	1.000	09/20/16	0.325	USD	700,000	9,350	5,041	4,309
Morgan Stanley	General Electric Capital Corp.	Sell	1.000	12/20/15	0.275	USD	1,700,000	15,165	(8,063)	23,228
Deutsche Bank AG	JPMorgan Chase & Co.	Sell	1.000	09/20/16	0.319	USD	700,000	9,429	5,866	3,563
Morgan Stanley	Kingdom of Spain	Sell	1.000	12/20/19	0.750	USD	1,500,000	17,785	24,899	(7,114)
Citigroup, Inc.	Metlife Inc.	Sell	1.000	12/20/15	0.145	USD	2,900,000	30,551	(25,608)	56,159
Deutsche Bank AG	Metlife Inc.	Sell	1.000	06/20/17	0.346	USD	4,100,000	72,689	75,391	(2,702)
UBS AG	Metlife Inc.	Sell	1.000	12/20/15	0.145	USD	1,600,000	16,856	(21,036)	37,892
Barclays Bank PLC	People's Republic of China	Sell	1.000	12/20/16	0.362	USD	1,200,000	17,015	15,372	1,643
Barclays Bank PLC	People's Republic of China	Sell	1.000	12/20/16	0.362	USD	1,100,000	15,597	16,326	(729)
Deutsche Bank AG	People's Republic of China	Sell	1.000	03/20/15	0.206	USD	700,000	2,636	363	2,273
Deutsche Bank AG	People's Republic of China	Sell	1.000	12/20/16	0.362	USD	1,000,000	14,179	13,933	246
Deutsche Bank AG	People's Republic of China	Sell	1.000	12/20/16	0.362	USD	1,000,000	14,179	14,156	23
UBS AG	Republic of Indonesia	Sell	1.000	09/20/16	0.606	USD	300,000	2,334	(1,818)	4,152
Barclays Bank PLC	Republic of Italy	Sell	1.000	06/20/19	0.968	USD	200,000	286	(1,234)	1,520
Barclays Bank PLC	Republic of Italy	Sell	1.000	06/20/19	0.968	USD	300,000	429	(1,720)	2,149
BNP Paribas Bank	Republic of Italy	Sell	1.000	06/20/16	0.519	USD	400,000	3,796	4,022	(226)
Deutsche Bank AG	Republic of Italy	Sell	1.000	09/20/16	0.519	USD	1,100,000	10,440	7,565	2,875
Deutsche Bank AG	Republic of Italy	Sell	1.000	09/20/16	0.519	USD	400,000	3,796	3,784	12
Deutsche Bank AG	Republic of Italy	Sell	1.000	06/20/19	0.968	USD	900,000	1,288	(5,961)	7,249
Deutsche Bank AG	Republic of Italy	Sell	1.000	09/20/19	1.001	USD	100,000	(7)	(47)	40
Goldman Sachs & Co.	Republic of Italy	Sell	1.000	06/20/17	0.652	USD	500,000	4,685	2,541	2,144
HSBC	Republic of Italy	Sell	1.000	09/20/16	0.519	USD	2,200,000	20,880	15,564	5,316
HSBC	Republic of Italy	Sell	1.000	06/20/19	0.968	USD	800,000	1,145	(5,299)	6,444
Barclays Bank PLC	Russian Federation	Sell	1.000	09/20/15	2.089	USD	400,000	(4,228)	(4,447)	219
Barclays Bank PLC	Russian Federation	Sell	1.000	09/20/19	2.459	USD	7,000,000	(460,502)	(397,807)	(62,695)
Citigroup, Inc.	Russian Federation	Sell	1.000	09/20/15	2.089	USD	2,100,000	(22,199)	(21,334)	(865)
Deutsche Bank AG	Russian Federation	Sell	1.000	09/20/15	2.089	USD	200,000	(2,114)	(2,128)	14
HSBC	The Export-Import Bank of China	Sell	1.000	06/20/17	0.665	USD	500,000	4,506	(10,360)	14,866
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	06/20/15	0.031	USD	600,000	4,238	758	3,480
Citigroup, Inc.	United Mexican States	Sell	1.000	09/20/15	0.297	USD	1,000,000	6,896	(2,914)	9,810
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/16	0.357	USD	7,700,000	73,258	(12,695)	85,953
Citigroup, Inc.	United Mexican States	Sell	1.000	12/20/19	0.873	USD	1,700,000	(10,073)	(10,073)	–
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/15	0.266	USD	200,000	696	(417)	1,113
HSBC	United Mexican States	Sell	1.000	09/20/16	0.409	USD	100,000	1,170	351	819
HSBC	United Mexican States	Sell	1.000	12/20/16	0.426	USD	100,000	1,277	699	578
JPMorgan Chase & Co.	United Mexican States	Sell	1.000	09/20/16	0.409	USD	200,000	2,340	730	1,610
JPMorgan Chase & Co.	United Mexican States	Sell	1.000	12/20/16	0.426	USD	1,100,000	14,044	10,694	3,350
JPMorgan Chase & Co.	United Mexican States	Sell	1.000	09/20/19	0.836	USD	3,100,000	24,246	21,962	2,284
JPMorgan Chase & Co.	United Mexican States	Sell	1.000	12/20/19	0.873	USD	200,000	(1,284)	(1,284)	–
Morgan Stanley	United Mexican States	Sell	1.000	09/20/19	0.836	USD	1,600,000	12,514	10,576	1,938
UBS AG	United States Treasury Note	Sell	0.250	09/20/15	0.070	EUR	5,000,000	11,177	(11,533)	22,710
								$216,481	(99,707)	$316,188

PORTFOLIO OF INVESTMENTS
VY® PIMCO Bond Portfolio	as of September 30, 2014 (Unaudited) (Continued)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

PORTFOLIO OF INVESTMENTS
VY® PIMCO Bond Portfolio	as of September 30, 2014 (Unaudited) (Continued)

VY® PIMCO Bond Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on September 30, 2014:

	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 5.600% and pay a floating rate based on 28-day MXN-TIIE-BANXICO	09/06/16	MXN	133,100,000	$293,987	$(14,859)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 28-day MXN-TIIE-BANXICO	09/13/17	MXN	1,300,000	1,075	(225)
Receive a fixed rate equal to 5.500% and pay a floating rate based on 28-day MXN-TIIE-BANXICO	09/13/17	MXN	35,000,000	66,123	(5,669)
Receive a fixed rate equal to 5.840% and pay a floating rate based on 28-day MXN-TIIE-BANXICO	09/14/21	MXN	227,300,000	(89,206)	117,420
Receive a fixed rate equal to 5.500% and pay a floating rate based on 28-day MXN-TIIE-BANXICO	09/02/22	MXN	8,100,000	(25,200)	(3,087)
Receive a fixed rate equal to 7.020% and pay a floating rate based on 28-day MXN-TIIE-BANXICO	06/08/34	MXN	25,300,000	(19,489)	(28,865)
Receive a fixed rate equal to 6.810% and pay a floating rate based on the 28-day MXN TIIE-BANXICO	06/19/34	MXN	44,000,000	(119,207)	(97,612)
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO	06/11/18	MXN	11,000,000	1,410	(789)
Receive a fixed rate equal to 1.750% and pay a floating rate based on the 3-month USB-LIBOR-BBA	06/15/17	USD	98,100,000	(267,863)	(270,496)
Receive a fixed rate equal to 3.000% and pay a floating rate based on the 3-month USB-LIBOR-BBA	09/21/17	USD	52,300,000	374,717	219,195
Receive a fixed rate equal to 1.000% and pay a floating rate based on the 3-month USB-LIBOR-BBA	10/15/17	USD	80,500,000	(969,023)	(874,142)
Receive a fixed rate equal to 4.000% and pay a floating rate based on the 3-month USB-LIBOR-BBA	06/09/24	USD	2,000,000	48,074	16,203
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.550%	09/04/24	USD	2,200,000	19,186	19,186
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.000%	06/19/43	USD	19,900,000	766,298	(327,416)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.750%	06/19/43	USD	26,600,000	2,336,812	358,840
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.500%	12/18/43	USD	1,500,000	(90,354)	(142,909)
				$2,327,340	$(1,035,225)

VY® PIMCO Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on September 30, 2014:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 12.055% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Deutsche Bank AG	01/04/21	BRL	2,500,000	$3,199	$2,470	$729
Receive a fixed rate equal to 12.055% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/04/21	BRL	12,100,000	12,952	21,962	(9,010)
Receive a fixed rate equal to 11.680% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS AG	01/04/21	BRL	5,600,000	(22,047)	(22,295)	248
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/13/17	MXN	300,000	240	(105)	345
Receive a fixed rate equal to 6.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	06/05/23	MXN	100,000	(135)	(154)	19
Receive a fixed rate equal to 8.860% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	09/12/16	MXN	5,700,000	39,129	–	39,129
Receive a fixed rate equal to 5.700% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Deutsche Bank AG	01/18/19	MXN	19,000,000	28,323	(6,836)	35,159
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Deutsche Bank AG	06/05/23	MXN	100,000	(271)	(159)	(112)

PORTFOLIO OF INVESTMENTS
VY® PIMCO Bond Portfolio	as of September 30, 2014 (Unaudited) (Continued)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 7.020% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Deutsche Bank AG	06/08/34	MXN	6,600,000	$(6,039)	$4,654	$(10,693)
Receive a fixed rate equal to 6.810% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Deutsche Bank AG	06/19/34	MXN	8,000,000	(22,840)	(7,102)	(15,738)
Receive a fixed rate equal to 5.700% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Goldman Sachs & Co.	01/18/19	MXN	5,000,000	7,454	(1,255)	8,709
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Goldman Sachs & Co.	06/05/23	MXN	200,000	(542)	(425)	(117)
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/13/17	MXN	1,000,000	801	(399)	1,200
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/13/17	MXN	13,000,000	24,248	(2,711)	26,959
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	06/11/18	MXN	32,000,000	3,875	(38,149)	42,024
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/02/22	MXN	4,300,000	(13,934)	(6,558)	(7,376)
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	06/05/23	MXN	100,000	(271)	(116)	(155)
Receive a fixed rate equal to 5.700% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: JPMorgan Chase & Co.	01/18/19	MXN	5,000,000	7,453	(1,474)	8,927
Receive a fixed rate equal to 6.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: JPMorgan Chase & Co.	06/05/23	MXN	200,000	(270)	(430)	160
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	06/11/18	MXN	10,000,000	1,203	(12,101)	13,304
Receive a fixed rate equal to 5.610% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: UBS AG	07/07/21	MXN	31,000,000	(44,647)	(50,720)	6,073
				$17,881	$(121,903)	$139,784

VY® PIMCO Bond Portfolio Written Options Open on September 30, 2014:

Exchange-Traded Options

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Fair Value
Call on Euro-Bund	151.00	11/21/14	20	$5,128	$(11,115)
Put on Euro-Bund	146.00	11/21/14	20	7,704	(2,526)
				$12,832	$(13,641)

VY® PIMCO Bond Portfolio Written Swaptions Open on September 30, 2014:
Written Swaptions on CDS Indices

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Strike Price	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Citigroup, Inc.	CDX.NA.IG.22	Pay	0.850%	12/17/14	USD	2,700,000	$3,172	$(3,701)
Put OTC Swaption	Citigroup, Inc.	CDX.NA.IG.22	Pay	0.900%	12/17/14	USD	1,200,000	1,380	(1,380)
Put OTC Swaption	Citigroup, Inc.	CDX.NA.IG.22	Pay	0.950%	12/17/14	USD	1,800,000	2,250	(1,591)
								$6,802	$(6,672)

VY® PIMCO Bond Portfolio Written OTC Options on September 30, 2014:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
1,100,000	BNP Paribas Bank	Call USD vs. Put BRL	2.589	USD	10/30/14	$9,735	$(9,735)

PORTFOLIO OF INVESTMENTS
VY® PIMCO Bond Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
700,000	JPMorgan Chase & Co.	Call USD vs. Put BRL	2.575	USD	10/31/14	$6,755	$(6,659)
1,600,000	Bank of America	Put USD vs. Call JPY	97.000	USD	11/10/14	2,208	(56)
1,000,000	Barclays Bank PLC	Put USD vs. Call JPY	97.000	USD	11/10/14	1,250	(35)
1,700,000	Citigroup, Inc.	Put USD vs. Call JPY	99.000	USD	09/30/15	13,972	(13,972)
1,000,000	UBS AG	Put USD vs. Call JPY	98.000	USD	11/10/14	2,100	(53)
			Total Written OTC Options			$36,020	$(30,510)

VY® PIMCO Bond Portfolio Written Swaptions Open on September 30, 2014:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Deutsche Bank AG	EUR-EURIBOR-Reuters	Pay	1.550%	03/23/15	EUR	2,100,000	$17,416	$(11,880)
Put OTC Swaption	Goldman Sachs & Co.	EUR-EURIBOR-Reuters	Pay	1.600%	01/20/15	EUR	9,500,000	100,216	(19,540)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.050%	12/02/14	USD	3,800,000	17,138	(20,340)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.850%	11/17/14	USD	20,900,000	114,950	(80,298)
Put OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Pay	2.100%	12/01/14	USD	6,200,000	31,000	(26,294)
Put OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Pay	2.050%	11/17/14	USD	5,600,000	19,180	(23,351)
Put OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Pay	2.800%	11/17/14	USD	20,900,000	100,843	(107,054)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.150%	12/01/14	USD	15,400,000	58,520	(51,925)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.600%	09/14/15	USD	9,300,000	122,063	(125,872)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.800%	02/02/15	USD	6,400,000	102,080	(88,076)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.850%	11/17/24	USD	41,400,000	267,771	(159,059)
Call OTC Swaption	Deutsche Bank AG	EUR-EURIBOR-Reuters	Receive	0.950%	03/25/15	EUR	2,100,000	5,443	(7,607)
Call OTC Swaption	Goldman Sachs & Co.	EUR-EURIBOR-Reuters	Receive	1.200%	01/20/15	EUR	9,500,000	51,393	(119,357)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	1.650%	11/17/14	USD	20,900,000	33,440	(4,415)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	1.700%	12/02/14	USD	3,800,000	7,980	(1,913)
Call OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Receive	1.800%	12/01/14	USD	6,200,000	11,048	(7,006)
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	1.700%	11/17/14	USD	5,600,000	10,640	(2,037)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	1.800%	12/01/14	USD	15,400,000	27,335	(17,402)
					Total Written Swaptions			$1,098,456	$(873,426)

PORTFOLIO OF INVESTMENTS
VY® PIMCO Bond Portfolio	as of September 30, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$11,717,292
Interest rate contracts	Futures contracts	2,042
Credit contracts	Credit default swaps	1,123,980
Interest rate contracts	Interest rate swaps	128,877
Interest rate contracts	Interest rate swaps*	2,190,429
Total Asset Derivatives		$15,162,620

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,983,328
Interest rate contracts	Futures contracts	3,462,954
Credit contracts	Credit default swaps	500,407
Interest rate contracts	Interest rate swaps	110,996
Interest rate contracts	Interest rate swaps*	3,404,563
Credit contracts	Written options	6,672
Foreign exchange contracts	Written options	30,510
Interest rate contracts	Written options	887,067
Total Liability Derivatives		$10,386,497

*	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2014:

	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	Morgan Stanley	UBS AG	Totals
Assets:
Forward foreign currency contracts	$-	$544,531	$463,853	$308,663	$662,892	$7,554,917	$246,629	$221,005	$-	$1,714,702	$11,717,192
Credit default swaps	-	179,587	84,810	128,732	283,383	23,868	215,072	83,881	92,460	32,187	1,123,980
Interest rate swaps	-	240	-	39,129	31,522	7,454	28,924	7,453	14,155	-	128,877
Total Assets	$-	$724,358	$548,663	$476,524	$977,797	$7,586,239	$490,625	$312,339	$106,615	$1,746,889	$12,970,049

Liabilities:
Forward foreign currency contracts	$-	$465,494	$325,383	$16,837	$258,685	$424,686	$128,761	$290,679	$-	$72,803	$1,983,328
Credit default swaps	-	464,730	-	32,272	2,121	-	-	1,284	-	-	500,407
Interest rate swaps	-	135	-	-	29,150	542	14,205	270	-	66,694	110,996
Written options	56	35	9,735	20,644	126,453	172,197	-	139,101	442,334	53	910,608
Total Liabilities	$56	$930,394	$335,118	$69,753	$416,409	$597,425	$142,966	$431,334	$442,334	$139,550	$3,505,339

Net OTC derivative instruments by counterparty, at fair value	$(56)	$(206,036)	$213,545	$406,771	$561,388	$6,988,814	$347,659	$(118,995)	$(335,719)	$1,607,339	$9,464,710

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$(418,000)	$(440,000)	$(6,280,000)	$(520,000)	$-	$(270,000)	$(40,000)	$(7,968,000)

Net Exposure(1)	$(56)	$(206,036)	$213,545	$(11,229)	$121,388	$708,814	$(172,341)	$(118,995)	$(605,719)	$1,567,339	$1,496,710

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 85.1%
		Basic Materials: 3.4%
360,000	#	Cascades, Inc., 5.500%, 07/15/22	$350,550	0.3
155,000		Chemtura Corp., 5.750%, 07/15/21	154,225	0.1
350,000	#	Eldorado Gold Corp., 6.125%, 12/15/20	349,125	0.3
210,000	#	First Quantum Minerals Ltd., 7.250%, 05/15/22	215,250	0.2
220,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	224,675	0.2
219,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20	209,692	0.2
60,000		Hexion US Finance Corp., 6.625%, 04/15/20	60,600	0.0
370,000	#	IAMGOLD Corp., 6.750%, 10/01/20	314,500	0.2
200,000	#	INEOS Group Holdings SA, 5.875%, 02/15/19	197,500	0.2
350,000	#,±	Midwest Vanadium Pty Ltd., 11.500%, 02/15/18	54,250	0.0
155,000		Millar Western Forest Products Ltd., 8.500%, 04/01/21	163,525	0.1
80,000	#	Prince Mineral Holding Corp., 12.000%, 12/15/19	90,000	0.1
410,000		Resolute Forest Products, Inc., 5.875%, 05/15/23	381,044	0.3
170,000		RPM International, Inc., 2.250%, 12/15/20	191,675	0.1
240,000	#	Steel Dynamics, Inc., 5.125%, 10/01/21	243,600	0.2
410,000		Tronox Finance LLC, 6.375%, 08/15/20	414,100	0.3
120,000	#	Unifrax I LLC / Unifrax Holding Co., 7.500%, 02/15/19	121,800	0.1
240,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	244,800	0.2
135,000	#	WR Grace & Co-Conn, 5.625%, 10/01/24	139,219	0.1
305,000		Xerium Technologies, Inc., 8.875%, 06/15/18	322,347	0.2
			4,442,477	3.4

		Communications: 11.0%
145,000		Cambium Learning Group, Inc., 9.750%, 02/15/17	141,375	0.1
550,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	575,437	0.4
580,000		CenturyLink, Inc., 6.450%, 06/15/21	623,500	0.5
250,000		Ciena Corp., 0.875%, 06/15/17	246,406	0.2
288,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	305,280	0.2
115,000	#	CommScope, Inc., 5.500%, 06/15/24	113,562	0.1
120,000	#	CommScope, Inc., 5.000%, 06/15/21	118,200	0.1
330,000	#	DigitalGlobe, Inc., 5.250%, 02/01/21	318,450	0.2
195,000		Equinix, Inc., 5.375%, 04/01/23	194,025	0.1
245,000	#	Finisar Corp., 0.500%, 12/15/33	227,391	0.2
245,000		Frontier Communications Corp., 8.500%, 04/15/20	273,175	0.2
555,000		Frontier Communications Corp., 8.750%, 04/15/22	627,150	0.5
200,000		Frontier Communications Corp., 9.250%, 07/01/21	229,250	0.2
425,000	#	Gannett Co., Inc., 6.375%, 10/15/23	443,063	0.3
250,000		Intelsat Jackson Holdings SA, 6.625%, 12/15/22	255,000	0.2
200,000		Intelsat Luxembourg SA, 7.750%, 06/01/21	204,750	0.2
150,000	#	Lamar Media Corp., 5.375%, 01/15/24	151,125	0.1
275,000	#	Liberty Media Corp., 1.375%, 10/15/23	270,531	0.2
471,438		McGraw-Hill School Educcation, 6.250%, 12/17/19	472,321	0.4
270,000	#	MDC Partners, Inc., 6.750%, 04/01/20	279,450	0.2
255,000	#	Mediacom Broadband LLC / Mediacom Broadband Corp., 5.500%, 04/15/21	253,088	0.2
85,000	#	MPL 2 Acquisition Canco, Inc., 9.875%, 08/15/18	90,897	0.1
125,000		NeuStar, Inc., 4.500%, 01/15/23	111,250	0.1
200,000	#	Numericable Group SA, 6.000%, 05/15/22	201,750	0.2
350,000		Quebecor Media, Inc., 5.750%, 01/15/23	349,125	0.3
480,000		Shutterfly, Inc., 0.250%, 05/15/18	497,100	0.4
170,000	#	Sirius XM Radio, Inc., 4.625%, 05/15/23	158,950	0.1
400,000	#	Sprint Corp., 7.250%, 09/15/21	417,500	0.3
245,000	#	Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 03/01/24	237,038	0.2
220,000		TIBCO Software, Inc., 2.250%, 05/01/32	221,238	0.2

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
60,000		T-Mobile USA, Inc., 6.125%, 01/15/22	$60,525	0.0
70,000		T-Mobile USA, Inc., 6.500%, 01/15/24	71,050	0.1
450,000		T-Mobile USA, Inc., 6.542%, 04/28/20	462,938	0.4
100,000		T-Mobile USA, Inc., 6.633%, 04/28/21	102,875	0.1
220,000	#	Townsquare Radio LLC / Townsquare Radio, Inc., 9.000%, 04/01/19	238,150	0.2
155,000	#	Twitter, Inc., 0.250%, 09/15/19	151,900	0.1
59,063		Univision Communications, Inc., 4.000%, 03/01/20	58,022	0.0
665,000	#	Univision Communications, Inc., 6.875%, 05/15/19	694,925	0.5
340,000		VeriSign, Inc., 4.625%, 05/01/23	329,800	0.3
315,000		ViaSat, Inc., 6.875%, 06/15/20	335,475	0.3
400,000		Virgin Media Investment Holding, 3.500%, 02/15/20	389,964	0.3
315,000	#	WebMD Health Corp., 1.500%, 12/01/20	319,922	0.2
635,000		WebMD Health Corp., 2.500%, 01/31/18	643,731	0.5
279,348		West Corp., 3.250%, 06/30/18	273,936	0.2
375,000		Windstream Corp., 6.375%, 08/01/23	363,281	0.3
360,000		Windstream Corp., 7.500%, 06/01/22	380,250	0.3
350,000		Windstream Corp., 7.750%, 10/01/21	374,500	0.3
200,000		Windstream Corp., 7.750%, 10/15/20	211,500	0.2
			14,070,121	11.0

		Consumer, Cyclical: 10.1%
245,000		Allegion US Holding Co., Inc., 5.750%, 10/01/21	251,125	0.2
440,000	#	Brookfield Residential Properties, Inc., 6.500%, 12/15/20	458,700	0.4
200,000		Brown Shoe Co., Inc., 7.125%, 05/15/19	210,000	0.2
935,000		Burger King, 0.000%, 08/26/15	935,000	0.7
363,063		Camping World, 5.750%, 02/20/20	364,424	0.3
85,000		Continental Airlines, Inc., 4.500%, 01/15/15	210,747	0.2
220,000		Dana Holding Corp., 6.000%, 09/15/23	228,250	0.2
285,000		DR Horton, Inc., 5.750%, 08/15/23	296,400	0.2
175,213		Federal Mogul Corp., 4.750%, 12/27/15	173,961	0.1
100,000		Ferrellgas L.P. / Ferrellgas Finance Corp., 6.500%, 05/01/21	98,250	0.1
375,000		Ferrellgas L.P. / Ferrellgas Finance Corp., 6.750%, 01/15/22	367,500	0.3
432,000		Ford Motor Co., 4.250%, 11/15/16	742,500	0.6
345,000	#	Global Partners L.P./GLP Finance Corp., 6.250%, 07/15/22	345,000	0.3
105,000		Goodyear Tire & Rubber Co., 7.000%, 05/15/22	113,006	0.1
168,579		HHI Holdings, LLC, 5.000%, 10/03/18	168,737	0.1
490,000	#	Jarden Corp., 1.125%, 03/15/34	490,919	0.4
355,000	#	JLL/Delta Dutch Newco BV, 7.500%, 02/01/22	359,881	0.3
650,000		KB Home, 1.375%, 02/01/19	628,875	0.5
400,000		KB Home, 7.000%, 12/15/21	418,000	0.3
245,000		KB Home, 7.500%, 09/15/22	263,375	0.2
108,338		Landrys, Inc., 4.000%, 04/24/18	107,627	0.1
104,000	#	Lennar Corp., 2.750%, 12/15/20	184,340	0.1
250,000		Lennar Corp., 4.500%, 06/15/19	248,437	0.2
465,000		Lennar Corp., 4.750%, 11/15/22	452,212	0.3
100,000		LKQ Corp., 4.750%, 05/15/23	97,250	0.1
403,771	&	Mashantucket Western Pequot Tribe, 2.000%, 07/01/36	12,113	0.0
145,000		Meritage Homes Corp., 7.000%, 04/01/22	157,325	0.1
180,000		Meritor, Inc., 6.750%, 06/15/21	188,100	0.1
580,000		Navistar International Corp., 8.250%, 11/01/21	596,675	0.5
185,000		PC Nextco Holdings LLC / PC Nextco Finance, Inc., 8.750%, 08/15/19	186,850	0.1
513,043	#,&,±	Pegasus Solutions, Inc., 13.000%, 04/15/14	482,261	0.4
270,000		Regal Entertainment Group, 5.750%, 02/01/25	267,975	0.2
150,000		Regal Entertainment Group, 5.750%, 03/15/22	151,125	0.1
330,000		Ryland Group, Inc., 0.250%, 06/01/19	303,600	0.2
130,000		Ryland Group, Inc., 5.375%, 10/01/22	127,400	0.1
200,000	#,&	Schaeffler Holding Finance BV, 6.875%, 08/15/18	209,000	0.2

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
100,000		Scientific Games International, Inc., 6.250%, 09/01/20	$84,000	0.1
145,000	#	Stackpole International Intermediate Co. SA / Stackpole International Power Meta, 7.750%, 10/15/21	146,812	0.1
235,000		Standard Pacific Corp., 1.250%, 08/01/32	265,844	0.2
117,000		Star Gas Partners L.P., 8.875%, 12/01/17	122,558	0.1
245,000		Tempur Sealy International, Inc., 6.875%, 12/15/20	262,150	0.2
459,211		Tower Automotive Holdings - TL B 1L, 4.000%, 04/17/20	454,906	0.3
245,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	267,663	0.2
475,000	#	WMG Acquisition Corp., 6.750%, 04/15/22	457,188	0.4
			12,958,061	10.1

		Consumer, Non-cyclical: 14.8%
117,527		AdvancePierre Foods - TL L, 5.750%, 07/10/17	117,644	0.1
710,000		Alere, Inc., 3.000%, 05/15/16	754,819	0.6
570,000		Alliance One International, Inc., 9.875%, 07/15/21	558,600	0.4
210,000	#	Amsurg Corp., 5.625%, 07/15/22	208,950	0.2
140,000	#	ARIAD Pharmaceuticals, Inc., 3.625%, 06/15/19	128,975	0.1
155,000		Ascent Capital Group, Inc., 4.000%, 07/15/20	140,275	0.1
175,000	#	Ashtead Capital, Inc., 5.625%, 10/01/24	177,187	0.1
345,000		Auxilium Pharmaceuticals, Inc., 1.500%, 07/15/18	455,831	0.4
150,000		Aviv Healthcare Properties L.P. / Aviv Healthcare Capital Corp., 7.750%, 02/15/19	157,687	0.1
200,000		B&G Foods, Inc., 4.625%, 06/01/21	191,000	0.1
69,612		BioScrip, Inc. - TL B DD, 6.500%, 07/31/20	70,003	0.0
119,732		BioScrip, Inc. - TL B, 6.500%, 07/31/20	120,405	0.1
115,000		BioMarin Pharmaceutical, Inc., 0.750%, 10/15/18	122,331	0.1
115,000		BioMarin Pharmaceutical, Inc., 1.500%, 10/15/20	126,500	0.1
215,000	#	C&S Group Enterprises LLC, 5.375%, 07/15/22	204,787	0.2
490,000	#	Cardtronics, Inc., 1.000%, 12/01/20	471,015	0.4
120,000	#	Carriage Services, Inc., 2.750%, 03/15/21	124,801	0.1
225,000	#	Cenveo Corp., 6.000%, 08/01/19	212,062	0.2
139,000		Chiquita Brands International, Inc. / Chiquita Brands LLC, 7.875%, 02/01/21	150,641	0.1
100,000	#	CHS/Community Health Systems, Inc., 6.875%, 02/01/22	104,750	0.1
870,000		CHS/Community Health Systems, Inc., 8.000%, 11/15/19	931,074	0.7
225,000		Constellation Brands, Inc., 3.750%, 05/01/21	221,344	0.2
275,000		Constellation Brands, Inc., 4.250%, 05/01/23	269,156	0.2
350,000		Corsicanto Ltd., 3.500%, 01/15/32	236,250	0.2
265,000	#	Cott Beverages, Inc., 5.375%, 07/01/22	257,050	0.2
370,000		Cubist Pharmaceuticals, Inc., 1.125%, 09/01/18	400,062	0.3
365,000		Cubist Pharmaceuticals, Inc., 1.875%, 09/01/20	406,975	0.3
430,000		Del Monte Foods Company, 8.250%, 07/26/21	392,375	0.3
200,000	#	Dole Food Co., Inc., 7.250%, 05/01/19	198,750	0.2
32,000		DynCorp International, Inc., 10.375%, 07/01/17	28,080	0.0
140,000	#	Endo Finance LLC, 5.375%, 01/15/23	134,050	0.1
315,000	#	Endo Finance LLC, 5.750%, 01/15/22	311,850	0.2
180,000		Endologix, Inc., 2.250%, 12/15/18	162,225	0.1
250,000	#	FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc., 9.875%, 02/01/20	264,375	0.2
350,000		FTI Consulting, Inc., 6.000%, 11/15/22	356,125	0.3
384,958		Gentiva Health Services, Inc. - TL B 1L, 6.500%, 10/18/19	386,161	0.3
73,000		Gentiva Health Services, Inc., 11.500%, 09/01/18	77,654	0.1
270,000		H&E Equipment Services, Inc., 7.000%, 09/01/22	289,575	0.2
366,000		Hologic, Inc., 2.000%, 12/15/37	435,540	0.3
250,000	#,&	Igloo Holdings Corp., 8.250%, 12/15/17	254,375	0.2
65,000		Insulet Corp., 2.000%, 06/15/19	69,469	0.0
200,000	#	Jazz Investments I Ltd., 1.875%, 08/15/21	221,750	0.2
255,000	#	Kindred Healthcare, Inc., 6.375%, 04/15/22	249,900	0.2

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
332,000		Lantheus Medical Imaging, Inc., 9.750%, 05/15/17	$330,755	0.3
75,000	#	Live Nation Entertainment, Inc., 5.375%, 06/15/22	75,000	0.1
300,000	#	Live Nation Entertainment, Inc., 7.000%, 09/01/20	320,250	0.2
58,379		Metaldyne LLC - TL B 1L, 4.250%, 12/18/18	58,172	0.0
205,000		Molina Healthcare, Inc., 1.125%, 01/15/20	242,413	0.2
100,000		Monitronics International, Inc., 9.125%, 04/01/20	103,000	0.1
210,000		NuVasive, Inc., 2.750%, 07/01/17	234,150	0.2
238,000		PDL BioPharma, Inc., 4.000%, 02/01/18	232,943	0.2
328,000	#	Physio-Control International, Inc., 9.875%, 01/15/19	352,600	0.3
100,000	#	Post Holdings, Inc., 6.750%, 12/01/21	95,000	0.1
550,000		Post Holdings, Inc., 7.375%, 02/15/22	545,875	0.4
155,000		Rent-A-Center, Inc./TX, 4.750%, 05/01/21	128,557	0.1
250,000		Revlon Consumer Products Corp., 5.750%, 02/15/21	246,250	0.2
100,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	102,250	0.1
235,000		Reynolds Group Issuer, Inc., 8.250%, 02/15/21	249,688	0.2
335,000		Reynolds Group Issuer, Inc., 8.500%, 05/15/18	347,144	0.3
265,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	286,531	0.2
165,000	#	Safway Group Holding LLC / Safway Finance Corp., 7.000%, 05/15/18	168,713	0.1
275,000		Salix Pharmaceuticals Ltd., 1.500%, 03/15/19	666,531	0.5
465,000	#	Sothebys, 5.250%, 10/01/22	442,913	0.3
255,000	#	Southern States Cooperative, Inc., 10.000%, 08/15/21	251,175	0.2
126,100		Surgery Center Holdings, Inc. - TL 1L, 6.000%, 04/11/19	125,785	0.1
232,063		Surgical Care Affiliates, Inc. - TL C-DD 1L, 4.000%, 06/29/18	228,721	0.2
480,000		Theravance, Inc., 2.125%, 01/15/23	460,800	0.4
440,000		Truven Health Analytics, Inc., 10.625%, 06/01/20	466,400	0.4
100,000		United Surgical Partners International, Inc., 9.000%, 04/01/20	108,250	0.1
275,000		Universal Hospital Services, Inc., 7.625%, 08/15/20	259,875	0.2
315,000	#	VPI Escrow Corp., 6.375%, 10/15/20	324,844	0.2
350,000		WellCare Health Plans, Inc., 5.750%, 11/15/20	357,875	0.3
			18,964,888	14.8

		Diversified: 0.1%
160,000	#	Boart Longyear Management Pty Ltd, 10.000%, 10/01/18	168,800	0.1

		Energy: 18.8%
160,000	#	Alpha Natural Resources, Inc., 7.500%, 08/01/20	143,600	0.1
155,000	#	American Energy-Permian Basin LLC / AEPB Finance Corp., 7.375%, 11/01/21	142,600	0.1
175,000		Antero Resources Finance Corp., 6.000%, 12/01/20	178,937	0.1
570,000		Approach Resources, Inc., 7.000%, 06/15/21	567,150	0.4
200,000	#	Athlon Holdings L.P. / Athlon Finance Corp., 6.000%, 05/01/22	215,000	0.2
380,000		Basic Energy Services, Inc., 7.750%, 10/15/22	397,100	0.3
235,000		Berry Petroleum Co., 6.375%, 09/15/22	231,475	0.2
185,000		Bonanza Creek Energy, Inc., 5.750%, 02/01/23	178,062	0.1
145,000	#	Calfrac Holdings L.P., 7.500%, 12/01/20	152,250	0.1
350,000	#	Calumet Specialty Products Partners L.P./Calumet Finance Corp., 6.500%, 04/15/21	334,250	0.3
100,000		Carrizo Oil & Gas, Inc., 7.500%, 09/15/20	104,500	0.1
154,000		Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	160,449	0.1
170,000		Chaparral Energy, Inc., 8.250%, 09/01/21	182,750	0.1
300,000		Chesapeake Energy Corp., 2.250%, 12/15/38	287,812	0.2
460,000		Chesapeake Energy Corp., 5.375%, 06/15/21	473,225	0.4
610,000		Cobalt International Energy, Inc., 2.625%, 12/01/19	505,919	0.4
320,000		Comstock Resources, Inc., 7.750%, 04/01/19	331,200	0.3
225,000		Concho Resources, Inc./Midland TX, 6.500%, 01/15/22	240,187	0.2
200,000		Concho Resources, Inc., 5.500%, 04/01/23	209,000	0.2

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
210,000	#	ContourGlobal Power Holdings SA, 7.125%, 06/01/19	$208,950	0.2
115,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 12/15/20	116,437	0.1
290,000		Denbury Resources, Inc., 4.625%, 07/15/23	269,700	0.2
300,000		Denbury Resources, Inc., 5.500%, 05/01/22	298,125	0.2
245,000	#	Drill Rigs Holdings, Inc., 6.500%, 10/01/17	245,000	0.2
285,000	#	Energy & Exploration Partners, Inc., 8.000%, 07/01/19	280,725	0.2
264,000	#	Energy XXI Bermuda Ltd, 3.000%, 12/15/18	216,810	0.2
225,000		Energy XXI Gulf Coast, Inc., 7.500%, 12/15/21	221,625	0.2
275,000		EP Energy, LLC, 7.750%, 09/01/22	292,187	0.2
500,000		EP Energy, LLC, 9.375%, 05/01/20	547,500	0.4
255,000		EPL Oil & Gas, Inc., 8.250%, 02/15/18	262,012	0.2
194,000		Fieldwood Energy - TL 2L, 8.375%, 09/30/20	195,051	0.2
280,000		Forum Energy Technologies, Inc., 6.250%, 10/01/21	289,100	0.2
69,818		FTS International, Inc., 5.750%, 04/09/21	69,949	0.1
225,000	#	FTS International, Inc., 6.250%, 05/01/22	222,187	0.2
225,000	#	Gibson Energy, Inc., 6.750%, 07/15/21	239,625	0.2
2,000		Green Field Energy Services, Inc. - escrow, 11/15/16	–	–
380,000		Gulfport Energy Corp., 7.750%, 11/01/20	398,050	0.3
320,000		Halcon Resources Corp., 8.875%, 05/15/21	316,800	0.2
185,000		Halcon Resources Corp., 9.250%, 02/15/22	183,613	0.1
115,000		Halcon Resources Corp., 9.750%, 07/15/20	117,587	0.1
90,000	#	Hiland Partners L.P. / Hiland Partners Finance Corp., 5.500%, 05/15/22	87,750	0.1
170,000	#	Hiland Partners L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20	181,050	0.1
200,000		Holly Energy Partners L.P. / Holly Energy Finance Corp., 6.500%, 03/01/20	207,000	0.2
250,380		Jonah Energy, 7.500%, 05/12/21	248,502	0.2
275,000	#	Jupiter Resources, Inc., 8.500%, 10/01/22	244,750	0.2
100,000		Kodiak Oil & Gas Corp., 5.500%, 01/15/21	101,500	0.1
175,000		Kodiak Oil & Gas Corp., 5.500%, 02/01/22	176,750	0.1
160,000		Kodiak Oil & Gas Corp., 8.125%, 12/01/19	172,400	0.1
200,000		Legacy Reserves L.P. / Legacy Reserves Finance Corp., 6.625%, 12/01/21	197,000	0.2
525,000		Linn Energy LLC / Linn Energy Finance Corp., 6.250%, 11/01/19	515,156	0.4
340,000	#	Memorial Production Partners L.P. / Memorial Production Finance Corp., 6.875%, 08/01/22	326,400	0.3
200,000		Memorial Production Partners L.P. / Memorial Production Finance Corp., 7.625%, 05/01/21	200,000	0.2
250,000		Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 9.250%, 06/01/21	250,625	0.2
205,000		Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 10.750%, 10/01/20	214,738	0.2
250,000		Murphy Oil USA, Inc., 6.000%, 08/15/23	261,875	0.2
150,000	#	Murray Energy Corp., 8.625%, 06/15/21	156,000	0.1
620,000		Northern Oil and Gas, Inc., 8.000%, 06/01/20	632,400	0.5
365,000		Oasis Petroleum, Inc., 6.875%, 01/15/23	385,988	0.3
225,000		Offshore Group Investment Ltd., 7.125%, 04/01/23	199,406	0.2
300,000		Offshore Group Investment Ltd., 7.500%, 11/01/19	279,750	0.2
200,000	#	Pacific Drilling SA, 5.375%, 06/01/20	184,000	0.1
240,000		PDC Energy, Inc., 7.750%, 10/15/22	258,000	0.2
285,000		Penn Virginia Corp., 8.500%, 05/01/20	300,675	0.2
165,000	#	PetroBakken Energy Ltd., 8.625%, 02/01/20	164,175	0.1
310,000		QR Energy L.P. / QRE Finance Corp., 9.250%, 08/01/20	353,400	0.3
275,000		Range Resources Corp., 5.000%, 03/15/23	284,625	0.2
210,000	#	Rice Energy, Inc., 6.250%, 05/01/22	205,800	0.2
415,000	#	RKI Exploration & Production LLC / RKI Finance Corp., 8.500%, 08/01/21	430,563	0.3
585,000		Rosetta Resources, Inc., 5.625%, 05/01/21	573,300	0.4

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
240,000		Rosetta Resources, Inc., 5.875%, 06/01/22	$240,300	0.2
325,000		Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	335,563	0.3
155,000	#	Sabine Pass Liquefaction LLC, 5.750%, 05/15/24	157,906	0.1
270,000		Samson Investment Co., 9.750%, 02/15/20	246,375	0.2
560,000		Sanchez Energy Corp., 7.750%, 06/15/21	602,000	0.5
175,000		SandRidge Energy, Inc., 7.500%, 03/15/21	171,500	0.1
400,000	#	Sanjel Corp., 7.500%, 06/19/19	396,000	0.3
130,000	#	SEACOR Holdings, Inc., 3.000%, 11/15/28	121,388	0.1
160,000		Seitel, Inc., 9.500%, 04/15/19	172,800	0.1
505,000	#	Shelf Drilling Holdings Ltd., 8.625%, 11/01/18	532,775	0.4
465,000	#	SolarCity Corp., 1.625%, 11/01/19	450,178	0.4
195,000		Stone Energy Corp., 7.500%, 11/15/22	201,884	0.2
250,000		Swift Energy Co., 7.875%, 03/01/22	251,250	0.2
175,000		Swift Energy Co., 8.875%, 01/15/20	179,375	0.1
155,000	#	Talos Production LLC, 9.750%, 02/15/18	160,425	0.1
190,000		Targa Resources Partners L.P., 6.375%, 08/01/22	203,300	0.2
230,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.250%, 11/15/23	221,375	0.2
465,000		Templar Energy, 8.500%, 11/25/20	452,213	0.4
300,000		Tesoro Corp., 5.375%, 10/01/22	304,500	0.2
165,000	#	Ultra Petroleum Corp., 5.750%, 12/15/18	166,650	0.1
155,000		Unit Corp., 6.625%, 05/15/21	156,163	0.1
210,000		Vanguard Natural Resources, LLC, 7.875%, 04/01/20	218,400	0.2
300,000		Whiting Petroleum Corp., 5.750%, 03/15/21	317,250	0.2
			24,079,647	18.8

		Financial: 6.5%
205,000	#,&	AAF Holdings LLC/AAF Finance Co., 12.000%, 07/01/19	206,025	0.2
243,443		Alliant Insurance Services, 4.250%, 12/07/19	243,085	0.2
300,000	#	Ausdrill Finance Pty Ltd., 6.875%, 11/01/19	278,250	0.2
350,000		Bank of America Corp., 6.250%, 09/29/49	349,562	0.3
400,000		CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	413,000	0.3
315,953		Confie Seguros Holding II - TL 1L, 5.750%, 11/08/18	317,138	0.3
400,000		DuPont Fabros Technology L.P., 5.875%, 09/15/21	411,500	0.3
300,000	#	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21	315,750	0.2
400,000		Fly Leasing Ltd, 6.375%, 10/15/21	397,000	0.3
280,000		Forest City Enterprises, Inc., 3.625%, 08/15/20	288,575	0.2
365,000		Forest City Enterprises, Inc., 4.250%, 08/15/18	402,184	0.3
480,000		Geo Group, Inc./The, 5.875%, 10/15/24	483,600	0.4
250,000		Kennedy-Wilson, Inc., 5.875%, 04/01/24	251,875	0.2
300,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/24	305,250	0.2
220,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 06/01/22	210,100	0.2
575,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 07/01/21	550,562	0.4
100,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 08/01/18	100,250	0.1
275,000	#	Ocwen Financial Corp., 6.625%, 05/15/19	266,062	0.2
550,000	#	Onex USI Aquisition Corp., 7.750%, 01/15/21	550,000	0.4
665,000	#	Outerwall, Inc., 5.875%, 06/15/21	630,088	0.5
125,000	#	Rayonier AM Products, Inc., 5.500%, 06/01/24	119,375	0.1
250,000	#	Residential Reinsurance 2012 Ltd., 12.755%, 12/06/18	277,813	0.2
250,000	#	Sanders Re Ltd., 4.005%, 05/05/17	254,988	0.2
210,000	#	TMX Finance LLC / TitleMax Finance Corp., 8.500%, 09/15/18	210,000	0.2
525,000	#	USB Realty Corp., 1.381%, 12/29/49	487,594	0.4
			8,319,626	6.5

		Industrial: 11.4%
300,000	#	Accudyne Industries Borrower / Accudyne Industries LLC, 7.750%, 12/15/20	312,750	0.2

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
105,000	#	AECOM Technology Corp., 5.750%, 10/15/22	$106,312	0.1
105,000	#	AECOM Technology Corp., 5.875%, 10/15/24	107,100	0.1
350,000		AEP Industries, Inc., 8.250%, 04/15/19	364,000	0.3
150,000	#	Aguila 3 SA, 7.875%, 01/31/18	152,906	0.1
245,000	#	Albany Molecular Research, Inc., 2.250%, 11/15/18	376,534	0.3
205,000	#,&	American Energy - Utica LLC, 3.500%, 03/01/21	237,800	0.2
345,000	#	Amsted Industries, Inc., 5.000%, 03/15/22	336,375	0.3
350,000	#,&	Ardagh Finance Holdings SA, 8.625%, 06/15/19	353,500	0.3
35,294	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	35,824	0.0
250,000	#	Aviation Capital Group Corp., 6.750%, 04/06/21	285,625	0.2
325,000		Ball Corp., 4.000%, 11/15/23	303,875	0.2
350,000	#	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	323,750	0.3
85,000	#	Belden, Inc., 5.250%, 07/15/24	81,813	0.1
195,000	#	Belden, Inc., 5.500%, 09/01/22	198,412	0.2
50,000	#	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 6.000%, 06/15/17	49,375	0.0
225,000	#	BioScrip, Inc., 8.875%, 02/15/21	231,188	0.2
200,000	#	Bombardier, Inc., 4.750%, 04/15/19	199,750	0.2
400,000	#	Bombardier, Inc., 6.000%, 10/15/22	398,500	0.3
165,000	#	Bombardier, Inc., 6.125%, 01/15/23	166,031	0.1
205,000		Bristow Group, Inc., 6.250%, 10/15/22	213,456	0.2
135,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	141,750	0.1
305,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	331,688	0.3
640,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	707,200	0.5
172,463		DAE Aviation Holdings, Inc., 5.000%, 11/02/18	173,067	0.1
78,183		DAE Aviation Holdings, Inc., 5.000%, 07/31/14	78,457	0.1
100,000		Darling Ingredients, Inc., 5.375%, 01/15/22	101,375	0.1
496,000	#	Emergent Biosolutions, Inc., 2.875%, 01/15/21	499,720	0.4
300,000	#	Exopack Holding Corp., 10.000%, 06/01/18	323,625	0.2
125,000		Filtration Group, Inc., 8.250%, 11/22/21	125,156	0.1
175,000		Flextronics International Ltd., 4.625%, 02/15/20	175,875	0.1
290,000		Flextronics International Ltd., 5.000%, 02/15/23	290,725	0.2
270,000	#	Florida East Coast Holdings Corp., 6.750%, 05/01/19	276,750	0.2
100,000		GCI, Inc., 6.750%, 06/01/21	99,750	0.1
744,000		General Cable Corp., 4.500%, 11/15/29	519,870	0.4
100,000		Golar LNG Ltd., 3.750%, 03/07/17	150,030	0.1
505,000		Griffon Corp., 5.250%, 03/01/22	482,906	0.4
115,000		IAC/InterActiveCorp, 4.875%, 11/30/18	116,725	0.1
166,420		International Equipment Solution LLC - TL B, 6.750%, 08/16/19	166,524	0.1
175,000	#	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 02/15/19	175,875	0.1
310,000	#	JB Poindexter & Co., Inc., 9.000%, 04/01/22	334,413	0.3
150,000	#	JMC Steel Group, 8.250%, 03/15/18	152,063	0.1
190,000	#	Liberty Tire Recycling, 11.000%, 10/01/16	181,450	0.1
190,000	#	Mcron Finance Sub, LLC / Mcron Finance Corp., 8.375%, 05/15/19	205,200	0.2
399,000		Mueller Water Products, Inc., 7.375%, 06/01/17	407,479	0.3
575,000	#	NANA Development Corp., 9.500%, 03/15/19	554,875	0.4
265,000	#	Packaging Dynamics Corp., 8.750%, 02/01/16	268,975	0.2
400,000	#	Rentech Nitrogen Partners L.P. / Rentech Nitrogen Finance Corp., 6.500%, 04/15/21	399,000	0.3
400,000	#	Rexel SA, 5.250%, 06/15/20	403,750	0.3
205,000		RTI International Metals, Inc., 1.625%, 10/15/19	197,056	0.2
190,000	#	SunPower Corp., 0.875%, 06/01/21	204,488	0.2
200,000	#	Syncreon Group BV / Syncreon Global Finance US, Inc., 8.625%, 11/01/21	199,000	0.2
125,000		Triumph Group, Inc., 5.250%, 06/01/22	123,750	0.1
550,000	#	Viasystems, Inc., 7.875%, 05/01/19	578,875	0.4
100,000	#	Videotron Ltd., 5.375%, 06/15/24	99,250	0.1

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
545,000	#	Vishay Intertechnology, Inc., 2.250%, 05/15/41	$502,081	0.4
			14,583,649	11.4

		Materials: 0.7%
325,000	#	Exterran Partners L.P. / EXLP Finance Corp., 6.000%, 10/01/22	317,687	0.2
610,000		Exterran Partners L.P. / EXLP Finance Corp., 6.000%, 04/01/21	596,275	0.5
			913,962	0.7

		Technology: 6.7%
210,000	#	ACI Worldwide, Inc., 6.375%, 08/15/20	218,400	0.2
200,000	#	Activision Blizzard, Inc., 5.625%, 09/15/21	208,500	0.2
125,000	#	Activision Blizzard, Inc., 6.125%, 09/15/23	133,125	0.1
265,000		Advanced Micro Devices, Inc., 6.750%, 03/01/19	268,975	0.2
210,000		Advanced Micro Devices, Inc., 7.500%, 08/15/22	213,150	0.2
160,000		Advanced Micro Devices, Inc., 7.000%, 07/01/24	153,000	0.1
260,000	#,Z	Akamai Technologies, Inc.,, 02/15/19	260,976	0.2
150,000	#	Audatex North America, Inc., 6.000%, 06/15/21	154,500	0.1
460,000		Brocade Communications Systems, Inc., 4.625%, 01/15/23	443,900	0.4
115,000	#	Cepheid, Inc., 1.250%, 02/01/21	113,634	0.1
160,000	#	Citrix Systems, Inc., 0.500%, 04/15/19	174,800	0.1
190,000	#	Emulex Corp., 1.750%, 11/15/18	166,250	0.1
375,000	#	Entegris, Inc., 6.000%, 04/01/22	382,500	0.3
212,085		Expert Global Solutions, Inc., 8.500%, 04/03/18	212,350	0.2
75,000	#	First Data Corp., 7.375%, 06/15/19	79,031	0.1
89,000		First Data Corp., 12.625%, 01/15/21	106,800	0.1
510,000		j2 Global, Inc., 8.000%, 08/01/20	553,350	0.4
145,000		KEYW Holding Corp./The, 2.500%, 07/15/19	143,187	0.1
250,000		MedAssets, Inc., 8.000%, 11/15/18	260,625	0.2
450,000		Mentor Graphics Corp., 4.000%, 04/01/31	522,844	0.4
265,000		NCR Corp., 5.000%, 07/15/22	260,362	0.2
160,000		NCR Corp., 6.375%, 12/15/23	168,400	0.1
1,020,000		Nuance Communications, Inc., 2.750%, 11/01/31	1,011,075	0.8
606,000		ON Semiconductor Corp., 2.625%, 12/15/26	682,508	0.5
700,000	#	Seagate HDD Cayman, 4.750%, 01/01/25	700,000	0.5
595,000		Seagate HDD Cayman, 4.750%, 06/01/23	602,438	0.5
130,000	#,Z	ServiceNow, Inc., 11/01/18	137,394	0.1
200,000		SkillSoft, 5.750%, 04/28/21	196,875	0.2
47,774		Vertafore, Inc., 4.250%, 07/31/16	47,476	0.0
			8,576,425	6.7
		Telecommunication Services: –%
1,445,000		Millicom International Cellular S.A. Escrow, 11/15/26	–	–

		Utilities: 1.6%
505,000		AES Corp., 4.875%, 05/15/23	482,275	0.4
100,000		AES Corp., 5.500%, 03/15/24	97,750	0.1
461		AES Red Oak, LLC, 8.540%, 11/30/19	503	0.0
550,000	#	NRG Energy, Inc., 6.250%, 05/01/24	554,125	0.4
150,000	#	NRG Energy, Inc., 6.250%, 07/15/22	154,594	0.1
275,000		NRG Energy, Inc., 7.625%, 01/15/18	303,187	0.2
440,000	#	RJS Power Holdings LLC, 5.125%, 07/15/19	437,800	0.4
			2,030,234	1.6
	Total Corporate Bonds/Notes
	(Cost $106,892,366)		109,107,890	85.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.8%
1,000,000	#	Timberstar Trust,
		7.530%, 10/15/36	1,054,827	0.8

	Total Collateralized Mortgage Obligations
	(Cost $1,008,112)		1,054,827	0.8

U.S. TREASURY OBLIGATIONS: 1.6%
		U.S. Treasury Notes: 1.6%
665,000		0.060%, due 01/31/16	665,144	0.5
665,000		0.084%, due 04/30/16	665,368	0.5
665,000		0.085%, due 07/31/16	665,389	0.6

	Total U.S. Treasury Obligations
	(Cost $1,995,614)		1,995,901	1.6

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 7.2%
		Consumer Discretionary: 0.7%
3,636		Cengage Learning Holdings II L.P.	$113,625	0.1
27,013		D.R. Horton, Inc.	554,307	0.4
3,742		Starbucks Corp.	282,371	0.2
			950,303	0.7

		Consumer Staples: 0.1%
3,289		Nu Skin Enterprises, Inc.	148,104	0.1

		Energy: 0.4%
20		Green Field Energy Service, Inc.	–	–
3,675	@	Halcon Resources Corp.	14,553	0.0
6,900		Marathon Oil Corp.	259,371	0.2
3,450		Marathon Petroleum Corp.	292,112	0.2
			566,036	0.4

		Financials: 0.6%
36,897	@	Forest City Enterprises, Inc.	721,705	0.6
1,476	#	Perseus Holding Corp.	2,214	0.0
			723,919	0.6

		Health Care: 2.2%
6,438		Aetna, Inc.	521,478	0.4
15,129		BioScrip, Inc.	104,541	0.1
2,875	@	Bio-Rad Laboratories, Inc.	326,025	0.2
5,400		Cigna Corp.	489,726	0.4
6,470		Cubist Pharmaceuticals, Inc.	429,220	0.3
6,148		Thermo Fisher Scientific, Inc.	748,212	0.6
2,379	@	Waters Corp.	235,806	0.2
			2,855,008	2.2

		Industrials: 1.1%
123		Ceva Holdings LLC	135,685	0.1
19,600		Commercial Vehicle Group, Inc.	121,128	0.1
1,749		ESCO Technologies, Inc.	60,830	0.0
15,223		General Cable Corp.	229,563	0.2
11,246	@	Horizon Lines, Inc.	4,611	0.0
5,900		Joy Global, Inc.	321,786	0.3
5,449		Kennametal, Inc.	225,098	0.2
10,126		Orbital Sciences Corp.	281,503	0.2
			1,380,204	1.1

		Information Technology: 0.6%
5,800		EMC Corp.	169,708	0.1
2,850		Itron, Inc.	112,033	0.1
21	@	Magnachip Semiconductors S.A.	–	–
6,565	@	NCR Corp.	219,337	0.2
3,986	@	TE Connectivity Ltd.	220,386	0.2
			721,464	0.6

		Materials: 1.3%
10,495		Axiall Corp.	375,826	0.3
16,600		Freeport-McMoRan, Inc.	541,990	0.4
5,849	@	LyondellBasell Industries NV - Class A	635,552	0.5
74,723	@	Polymet Mining Corp.	80,701	0.1
			1,634,069	1.3

		Telecommunication Services: 0.2%
28,800		Windstream Holdings, Inc.	310,464	0.2

	Total Common Stock
	(Cost $5,997,333)		9,289,571	7.2

PREFERRED STOCK: 4.4%
		Consumer Discretionary: 0.5%
7,900		Sealy Corp.	626,075	0.5

		Consumer Staples: 0.2%
2,600	#	Post Holdings, Inc.	185,250	0.2

		Energy: 1.0%
285		Halcon Resources Corp.	242,250	0.2
6,800	P	NuStar Logistics L.P.	177,072	0.1
1,400	#	Penn Virginia Corp.	139,132	0.1
11,500	@	Petroquest Energy, Inc.	494,500	0.4
1,016		SandRidge Energy, Inc. 7.0% Conv PS	90,678	0.1
1,400		SandRidge Energy, Inc. 8.5% Conv PS	133,175	0.1
			1,276,807	1.0

		Financials: 1.6%
325	#,P	Ally Financial, Inc.	326,930	0.3
3,000		AMG Capital Trust II	186,375	0.1
26,000	P	Citigroup, Inc.	694,980	0.5
3,630	P	Fifth Third Bancorp	96,013	0.1
13,000	P	GMAC Capital Trust I	345,930	0.3
11,000	P	Morgan Stanley	296,010	0.2
775	#	Perseus Holding Corp.	63,550	0.1
			2,009,788	1.6

		Health Care: 0.7%
2,811		Alere, Inc.	935,515	0.7

		Industrials: 0.2%
267		Ceva Holdings Series A-2	293,733	0.2

		Utilities: 0.2%
12,000	P	PPL Capital Funding, Inc.	292,560	0.2

	Total Preferred Stock
	(Cost $5,493,063)		5,619,728	4.4

WARRANTS: 0.1%
		Consumer Discretionary: 0.0%
197		Lear Corp.	17,023	0.0

		Energy: –%
75	#	Green Field Energy Services, Inc.	–	–

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
WARRANTS: (continued)
	Industrials: 0.1%
3,612,760	Horizon Lines, Inc.	$59,249	0.1

	Information Technology: –%
840	Magnachip Semiconductors S.A.	–	–

	Total Warrants
	(Cost $273,612)	76,272	0.1

	Total Long-Term Investments
	(Cost $121,660,100)	127,144,189	99.2

SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
386,803	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $386,803)	386,803	0.3

	Total Short-Term Investments
	(Cost $386,803)	386,803	0.3

	Total Investments in Securities (Cost $122,046,903)	$127,530,992	99.5
	Assets in Excess of Other Liabilities	618,989	0.5
	Net Assets	$128,149,981	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

&	Payment-in-kind
P	Preferred Stock may be called prior to convertible date.
±	Defaulted security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is $122,661,173.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$8,571,247
Gross Unrealized Depreciation	(3,701,428)

Net Unrealized Appreciation	$4,869,819

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$836,678	$113,625	$–	$950,303
Consumer Staples	148,104	–	–	148,104
Energy	566,036	–	–	566,036
Financials	721,705	–	2,214	723,919
Health Care	2,855,008	–	–	2,855,008
Industrials	1,244,519	–	135,685	1,380,204
Information Technology	721,464	–	–	721,464
Materials	1,634,069	–	–	1,634,069
Telecommunication Services	310,464	–	–	310,464
Total Common Stock	9,038,047	113,625	137,899	9,289,571
Preferred Stock	2,315,078	2,947,367	357,283	5,619,728
Warrants	17,023	59,249	–	76,272
Corporate Bonds/Notes	–	108,625,629	482,261	109,107,890
Collateralized Mortgage Obligations	–	1,054,827	–	1,054,827
U.S. Treasury Obligations	–	1,995,901	–	1,995,901
Short-Term Investments	386,803	–	–	386,803
Total Investments, at fair value	$11,756,951	$114,796,598	$977,443	$127,530,992

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Consumer Discretionary: 21.5%
13,300	@	Autozone, Inc.	$6,778,478	0.8
116,900		Bloomin' Brands, Inc.	2,143,946	0.3
51,600		Brinker International, Inc.	2,620,764	0.3
150,000	@	Carmax, Inc.	6,967,500	0.8
20,000		Charter Communications, Inc.	3,027,400	0.4
8,700		Chipotle Mexican Grill, Inc.	5,799,333	0.7
54,700		Choice Hotels International, Inc.	2,844,400	0.3
47,000		Coach, Inc.	1,673,670	0.2
137,829	L	Coupons.com, Inc.	1,648,435	0.2
91,400	@	Delphi Automotive PLC	5,606,476	0.7
49,100		Dick's Sporting Goods, Inc.	2,154,508	0.3
163,500		Discovery Communications, Inc. - Class C	6,095,280	0.7
50,900		Dollar General Corp.	3,110,499	0.4
100,400	@	Dollar Tree, Inc.	5,629,428	0.7
69,100		Extended Stay America, Inc.	1,640,434	0.2
42,500		Five Below, Inc.	1,683,425	0.2
23,100	@	Fossil Group, Inc.	2,169,090	0.3
52,900		Gentex Corp.	1,416,133	0.2
77,800		Hanesbrands, Inc.	8,358,832	1.0
50,400		HomeAway, Inc.	1,789,200	0.2
137,100		Interpublic Group of Cos., Inc.	2,511,672	0.3
95,500	@	Kate Spade & Co.	2,504,965	0.3
71,700		L Brands, Inc.	4,802,466	0.6
85,500	@	Liberty Media Corp. - Interactive	2,438,460	0.3
33,100	@,L	Lululemon Athletica, Inc.	1,390,531	0.2
18,400		Lumber Liquidators	1,055,792	0.1
87,900	@	Markit Ltd.	2,052,465	0.2
57,512		Marriott International, Inc.	4,020,089	0.5
71,500		Mattel, Inc.	2,191,475	0.3
52,400		McGraw-Hill Cos., Inc.	4,425,180	0.5
168,800	@	MGM Resorts International	3,845,264	0.5
101,500		Michaels Cos, Inc.	1,774,220	0.2
13,192	@	NetFlix, Inc.	5,951,966	0.7
19,900	@	Norwegian Cruise Line Holdings Ltd.	716,798	0.1
23,300		Omnicom Group, Inc.	1,604,438	0.2
36,700	@	O'Reilly Automotive, Inc.	5,518,212	0.7
49,400		Pandora Media, Inc.	1,193,504	0.1
13,000	@	Panera Bread Co.	2,115,360	0.3
51,000		Papa John's International, Inc.	2,039,490	0.2
28,200		Petsmart, Inc.	1,976,538	0.2
27,800		Polaris Industries, Inc.	4,164,162	0.5
34,700		Restoration Hardware Holdings, Inc.	2,760,385	0.3
94,600		Ross Stores, Inc.	7,149,868	0.9
25,600	@	Royal Caribbean Cruises Ltd.	1,722,624	0.2
36,500		Sotheby's	1,303,780	0.2
55,200		Starwood Hotels & Resorts Worldwide, Inc.	4,593,192	0.5
48,400		Tiffany & Co.	4,661,404	0.6
69,600	@	Toll Brothers, Inc.	2,168,736	0.3
79,700		Tractor Supply Co.	4,902,347	0.6
25,800		TripAdvisor, Inc.	2,358,636	0.3
13,400	@	Ulta Salon Cosmetics & Fragrance, Inc.	1,583,478	0.2
7,500	@	Vipshop Holdings Ltd. ADR	1,417,575	0.2
39,800		Williams-Sonoma, Inc.	2,649,486	0.3
64,300		Wolverine World Wide, Inc.	1,611,358	0.2
33,300		Wynn Resorts Ltd.	6,229,764	0.7
28,400	L	Zulily, Inc.	1,076,076	0.1
			177,638,987	21.5
		Consumer Staples: 4.9%
44,750		Brown-Forman Corp.	4,037,345	0.5
47,100		Church & Dwight Co., Inc.	3,304,536	0.4
21,000		Clorox Co.	2,016,840	0.2
30,000		Dr Pepper Snapple Group, Inc.	1,929,300	0.2
151,300		Flowers Foods, Inc.	2,777,868	0.3
41,000		Fresh Market, Inc.	1,432,130	0.2
36,900		Hershey Co.	3,521,367	0.4
21,100		JM Smucker Co.	2,088,689	0.3
16,500		Keurig Green Mountain, Inc.	2,147,145	0.3
59,700		McCormick & Co., Inc.	3,993,930	0.5
34,800		Mead Johnson Nutrition Co.	3,348,456	0.4
17,900		Pricesmart, Inc.	1,532,956	0.2
690,000	@	Rite Aid Corp.	3,339,600	0.4
81,700		Sprouts Farmers Market, Inc.	2,375,019	0.3
71,600		Whole Foods Market, Inc.	2,728,676	0.3
			40,573,857	4.9

		Energy: 6.6%
25,690		Antero Resources Corp.	1,410,124	0.2
56,700		Athlon Energy, Inc.	3,301,641	0.4
103,600		Cabot Oil & Gas Corp.	3,386,684	0.4
30,300	@	Cameron International Corp.	2,011,314	0.2
21,100		Cimarex Energy Co.	2,669,783	0.3
33,900		Concho Resources, Inc.	4,250,721	0.5
22,200		Continental Resources, Inc.	1,475,856	0.2
13,900	@	Core Laboratories NV	2,034,265	0.3
46,800		Diamondback Energy, Inc.	3,499,704	0.4
65,900		EQT Corp.	6,032,486	0.7
72,200		Frank's International N.V.	1,350,140	0.2
40,900		Oceaneering International, Inc.	2,665,453	0.3
28,100		Pioneer Natural Resources Co.	5,534,857	0.7

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
94,900		Range Resources Corp.	$6,435,169	0.8
57,900		Rice Energy, Inc.	1,540,140	0.2
20,400		SM Energy Co.	1,591,200	0.2
31,700		Tesoro Corp.	1,933,066	0.2
25,000	@	Whiting Petroleum Corp.	1,938,750	0.2
75,800		WPX Energy, Inc.	1,823,748	0.2
			54,885,101	6.6

		Financials: 6.3%
41,800		Artisan Partners Asset Management, Inc.	2,175,690	0.3
59,900		BankUnited, Inc.	1,826,351	0.2
81,733		CBOE Holdings, Inc.	4,374,759	0.5
172,100	@	E*Trade Financial Corp.	3,887,739	0.5
17,400		Federal Realty Investment Trust	2,061,204	0.3
35,400		Financial Engines, Inc.	1,211,211	0.2
136,200		FNF Group	3,778,188	0.5
26,464		FNFV Group	364,144	0.0
38,100		HCC Insurance Holdings, Inc.	1,839,849	0.2
20,000		Intercontinental Exchange, Inc.	3,901,000	0.5
42,600		Invesco Ltd.	1,681,848	0.2
21,400		Jones Lang LaSalle, Inc.	2,703,676	0.3
70,300	@	Lazard Ltd.	3,564,210	0.4
59,800		LPL Financial Holdings, Inc.	2,753,790	0.3
45,300		Moody's Corp.	4,280,850	0.5
34,300		MSCI, Inc. - Class A	1,612,786	0.2
25,200		Northern Trust Corp.	1,714,356	0.2
95,700		Progressive Corp.	2,419,296	0.3
21,300	@	SVB Financial Group	2,387,517	0.3
108,400		TD Ameritrade Holding Corp.	3,617,308	0.4
			52,155,772	6.3

		Health Care: 16.2%
92,900		Acadia Pharmaceuticals, Inc.	2,300,204	0.3
69,900		Agilent Technologies, Inc.	3,982,902	0.5
24,400	@	Alexion Pharmaceuticals, Inc.	4,046,008	0.5
38,200		Align Technology, Inc.	1,974,176	0.2
81,400	@	Alkermes PLC	3,489,618	0.4
31,200		Alnylam Pharmaceuticals, Inc.	2,436,720	0.3
71,200		AmerisourceBergen Corp.	5,503,760	0.7
9,800		Athenahealth, Inc.	1,290,562	0.1
42,800		BioMarin Pharmaceuticals, Inc.	3,088,448	0.4
67,900		Bruker BioSciences Corp.	1,257,168	0.1
168,200		Catalent, Inc.	4,210,046	0.5
35,850	@	Catamaran Corp.	1,511,077	0.2
48,100	@	Cerner Corp.	2,865,317	0.3
19,100		Cigna Corp.	1,732,179	0.2
18,500		Covance, Inc.	1,455,950	0.2
41,900	@	DaVita, Inc.	3,064,566	0.4
36,400		Dentsply International, Inc.	1,659,840	0.2
61,000		Endo International PLC	4,168,740	0.5
66,700		Envision Healthcare Holdings, Inc.	2,313,156	0.3
27,800	@	Henry Schein, Inc.	3,237,866	0.4
36,000		Hospira, Inc.	1,873,080	0.2
29,800		Humana, Inc.	3,882,642	0.5
35,400	@	Idexx Laboratories, Inc.	4,171,182	0.5
89,800	@	Incyte Corp., Ltd.	4,404,690	0.5
5,850		Intercept Pharmaceuticals, Inc.	1,384,637	0.2
10,200	@	Intuitive Surgical, Inc.	4,710,564	0.6
15,100		Jazz Pharmaceuticals PLC	2,424,456	0.3
31,700		Medidata Solutions, Inc.	1,403,993	0.2
55,200		Mednax, Inc.	3,026,064	0.4
15,100		Mettler Toledo International, Inc.	3,867,563	0.5
51,000	@,L	Myriad Genetics, Inc.	1,967,070	0.2
55,900		NPS Pharmaceuticals, Inc.	1,453,400	0.2
15,700		Pacira Pharmaceuticals, Inc./DE	1,521,644	0.2
22,600	@	Pharmacyclics, Inc.	2,653,918	0.3
14,500		Puma Biotechnology, Inc.	3,459,265	0.4
28,900		Quintiles Transnational Holdings, Inc.	1,612,042	0.2
6,000		Regeneron Pharmaceuticals, Inc.	2,163,120	0.3
22,800	@	Salix Pharmaceuticals Ltd.	3,562,272	0.4
42,100		Seattle Genetics, Inc.	1,565,278	0.2
35,900	@	Sirona Dental Systems, Inc.	2,752,812	0.3
37,800		Team Health Holdings, Inc.	2,192,022	0.3
18,100		Teleflex, Inc.	1,901,224	0.2
52,500	@	Thoratec Corp.	1,403,325	0.2
16,000	@	United Therapeutics Corp.	2,058,400	0.2
18,500		Universal Health Services, Inc.	1,933,250	0.2
82,600	L	Veeva Systems, Inc.	2,326,842	0.3
58,700	@	Vertex Pharmaceuticals, Inc.	6,592,597	0.8
21,600		WellCare Health Plans, Inc.	1,303,344	0.1
133,950		Zoetis, Inc.	4,949,453	0.6
			134,108,452	16.2

		Industrials: 18.6%
68,200		Alaska Air Group, Inc.	2,969,428	0.3
56,362		Ametek, Inc.	2,829,936	0.3
29,400	@	Armstrong World Industries, Inc.	1,646,400	0.2
59,950		Babcock & Wilcox Co.	1,660,015	0.2
26,900		CH Robinson Worldwide, Inc.	1,784,008	0.2
29,500		Clarcor, Inc.	1,860,860	0.2
26,900	@	Clean Harbors, Inc.	1,450,448	0.2
39,900	@	Copa Holdings S.A.	4,280,871	0.5

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
53,400	@	Copart, Inc.	$1,672,221	0.2
23,600		Corporate Executive Board Co.	1,417,652	0.2
21,200		CoStar Group, Inc.	3,297,448	0.4
44,100	@	DigitalGlobe, Inc.	1,256,850	0.1
73,500		Donaldson Co., Inc.	2,986,305	0.4
21,200		Equifax, Inc.	1,584,488	0.2
63,000		Expeditors International Washington, Inc.	2,556,540	0.3
53,300		Fastenal Co.	2,393,170	0.3
56,900		Flowserve Corp.	4,012,588	0.5
78,700		Fortune Brands Home & Security, Inc.	3,235,357	0.4
35,100	@	Generac Holdings, Inc.	1,422,954	0.2
25,500	@	Genesee & Wyoming, Inc.	2,430,405	0.3
44,000		Graco, Inc.	3,211,120	0.4
64,500		Hertz Global Holdings, Inc.	1,637,655	0.2
29,500		Hubbell, Inc.	3,555,635	0.4
24,600		IDEX Corp.	1,780,302	0.2
31,400		IHS, Inc.	3,930,966	0.5
30,700	@	Jacobs Engineering Group, Inc.	1,498,774	0.2
44,300		JB Hunt Transport Services, Inc.	3,280,415	0.4
43,100		Kansas City Southern	5,223,720	0.6
69,900		KAR Auction Services, Inc.	2,001,237	0.2
23,900		Landstar System, Inc.	1,725,341	0.2
42,400		Manpower, Inc.	2,972,240	0.4
57,800		Nielsen Holdings NV	2,562,274	0.3
19,800		Nordson Corp.	1,506,186	0.2
33,100		Paccar, Inc.	1,882,563	0.2
47,000		Pall Corp.	3,933,900	0.5
46,800	@	Quanta Services, Inc.	1,698,372	0.2
104,100		Rexnord Corp.	2,961,645	0.3
40,600	L	Ritchie Brothers Auctioneers, Inc.	909,034	0.1
47,800		Robert Half International, Inc.	2,342,200	0.3
38,300		Roper Industries, Inc.	5,602,907	0.7
143,200	@	Sensata Technologies Holdings N.V.	6,376,696	0.8
27,700		Snap-On, Inc.	3,353,916	0.4
139,800		Southwest Airlines Co.	4,721,046	0.6
39,700		Spirit Airlines, Inc.	2,744,858	0.3
16,500	@	Stericycle, Inc.	1,923,240	0.2
45,000		Terex Corp.	1,429,650	0.2
92,700		Textron, Inc.	3,336,273	0.4
21,000		TransDigm Group, Inc.	3,870,930	0.5
52,400	@	United Continental Holdings, Inc.	2,451,796	0.3
19,200	L	Valmont Industries, Inc.	2,590,656	0.3
79,100		Verisk Analytics, Inc.	4,816,399	0.6
24,000	@	WABCO Holdings, Inc.	2,182,800	0.3
47,200		Wabtec Corp.	3,825,088	0.5
36,000		Waste Connections, Inc.	1,746,720	0.2
18,100		WW Grainger, Inc.	4,554,865	0.5
83,900		Xylem, Inc.	2,977,611	0.4
			153,866,974	18.6

		Information Technology: 17.2%
46,100		Akamai Technologies, Inc.	2,756,780	0.3
7,400		Alliance Data Systems Corp.	1,837,198	0.2
170,400		Altera Corp.	6,096,912	0.7
44,000		Amphenol Corp.	4,393,840	0.5
26,800	@	Ansys, Inc.	2,027,956	0.2
107,100		ARM Holdings PLC ADR	4,679,199	0.6
6,856		Atlassian, Inc. - Class A Restricted	109,696	0.0
4,723		Atlassian, Inc. - Class A Unrestricted	75,568	0.0
12,036		Atlassian, Inc. - Series 1 Restricted	192,576	0.0
32,225		Atlassian, Inc. - Series 2 Restricted	515,600	0.1
33,800	@	Autodesk, Inc.	1,862,380	0.2
24,300		Check Point Software Technologies	1,682,532	0.2
29,500	@	Citrix Systems, Inc.	2,104,530	0.3
7,487		Concur Technologies, Inc.	949,501	0.1
121,400	@	CoreLogic, Inc.	3,286,298	0.4
35,400		DealerTrack Holdings, Inc.	1,536,714	0.2
19,495		Dropbox, Inc.	372,355	0.0
13,000	@	Equinix, Inc.	2,762,240	0.3
19,200	@	F5 Networks, Inc.	2,279,808	0.3
14,000		Factset Research Systems, Inc.	1,701,420	0.2
22,900		FEI Co.	1,727,118	0.2
92,200		Fidelity National Information Services, Inc.	5,190,860	0.6
53,900		Fiserv, Inc.	3,483,826	0.4
64,800	@	Gartner, Inc.	4,760,856	0.6
88,600	@	Genpact Ltd.	1,445,952	0.2
29,300		Global Payments, Inc.	2,047,484	0.2
42,700		Guidewire Software, Inc.	1,893,318	0.2
57,500		Intuit, Inc.	5,039,875	0.6
31,300	@	IPG Photonics Corp.	2,152,814	0.3
27,400		KLA-Tencor Corp.	2,158,572	0.3
68,800		Linear Technology Corp.	3,054,032	0.4
24,500		LinkedIn Corp.	5,090,855	0.6
15,300		Mercadolibre, Inc.	1,662,345	0.2
41,900		Microchip Technology, Inc.	1,978,937	0.2
51,700	@,L	Mobileye NV	2,770,603	0.3
30,200		Motorola Solutions, Inc.	1,911,056	0.2
35,000		NetSuite, Inc.	3,133,900	0.4
41,000		Paychex, Inc.	1,812,200	0.2
43,400		Rackspace Hosting, Inc.	1,412,670	0.2
101,700	@	Red Hat, Inc.	5,710,455	0.7
30,600		Sandisk Corp.	2,997,270	0.4
97,500	@	Sapient Corp.	1,365,000	0.2
80,700		ServiceNow, Inc.	4,743,546	0.6
62,100		Skyworks Solutions, Inc.	3,604,905	0.4
26,600		Solera Holdings, Inc.	1,499,176	0.2
16,400	@	Stratasys Ltd.	1,980,792	0.2
29,700		Tableau Software, Inc.	2,157,705	0.3
78,400	@	TIBCO Software, Inc.	1,852,592	0.2
100,300	@	Trimble Navigation Ltd.	3,059,150	0.4

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
62,500	Twitter, Inc.	$3,223,750	0.4
128,900	Vantiv, Inc.	3,983,010	0.5
78,500	@ VeriSign, Inc.	4,326,920	0.5
18,699	WEX, Inc.	2,062,874	0.3
37,647	Workday, Inc.	3,105,878	0.4
73,600	Xilinx, Inc.	3,116,960	0.4
		142,740,359	17.2

	Materials: 5.5%
37,300	Airgas, Inc.	4,127,245	0.5
87,500	Ball Corp.	5,536,125	0.7
27,100	Carpenter Technology Corp.	1,223,565	0.2
87,000	Celanese Corp.	5,091,240	0.6
8,600	CF Industries Holdings, Inc.	2,401,292	0.3
19,300	Compass Minerals International, Inc.	1,626,604	0.2
18,200	Eagle Materials, Inc.	1,853,306	0.2
166,700	Eldorado Gold Corp.	1,123,558	0.1
39,882	FMC Corp.	2,280,852	0.3
54,900	RPM International, Inc.	2,513,322	0.3
35,600	Sherwin-Williams Co.	7,796,044	0.9
53,000	Sociedad Quimica y Minera de Chile SA ADR	1,385,420	0.2
103,700	@ Stillwater Mining Co	1,558,611	0.2
42,100	Valspar Corp.	3,325,479	0.4
57,600	Vulcan Materials Co.	3,469,248	0.4
		45,311,911	5.5

	Telecommunication Services: 2.0%
102,000	Crown Castle International Corp.	8,214,060	1.0
74,650	SBA Communications Corp.	8,278,685	1.0
		16,492,745	2.0

	Utilities: 0.5%
70,900	Calpine Corp.	1,538,530	0.2
67,600	NiSource, Inc.	2,770,248	0.3
		4,308,778	0.5

	Total Common Stock
	(Cost $565,918,475)	822,082,936	99.3

PREFERRED STOCK: 0.6%
		Information Technology: 0.6%
32,391	AirBNB, Inc. - Series D	1,318,736	0.2
24,667	Atlassian, Inc. - Class A Unrestricted	394,672	0.0
23,831	Atlassian, Inc. - Series A	381,296	0.0
24,209	Dropbox, Inc. - Series A	462,392	0.1
118,921	Dropbox, Inc. - Series A-1	2,271,391	0.3

	Total Preferred Stock
	(Cost $3,389,902)	4,828,487	0.6

	Total Long-Term Investments
	(Cost $569,308,377)	826,911,423	99.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
		Securities Lending Collateralcc(1): 1.4%
2,709,922	Bank of Nova Scotia, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $2,709,922, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.180%-8.500%, Market Value plus accrued interest $2,766,350, due 11/17/14-11/15/42)	2,709,922	0.4
2,709,922	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $2,709,923, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $2,764,121, due 10/23/14-03/01/48)	2,709,922	0.3
796,570	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/14, 0.02%, due 10/01/14 (Repurchase Amount $796,570, collateralized by various U.S. Government Securities, 0.750%-2.125%, Market Value plus accrued interest $812,502, due 12/31/15-06/30/18)	796,570	0.1
2,709,922	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $2,709,922, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,764,120, due 10/02/14-10/01/44)	2,709,922	0.3

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
2,483,840	State Board of Wisconsin, Repurchase Agreement dated 09/30/14, 0.05%, due 10/01/14 (Repurchase Amount $2,483,843, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,533,353, due 04/15/16-01/15/29)	$2,483,840	0.3
		11,410,176	1.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
736,527	T. Rowe Price Reserve Investment Fund, 0.050%††
	(Cost $736,527)	736,527	0.1

	Total Short-Term Investments
	(Cost $12,146,703)	12,146,703	1.5

	Total Investments in Securities (Cost $581,455,080)	$839,058,126	101.4
	Liabilities in Excess of Other Assets	(11,325,064)	(1.4)
	Net Assets	$827,733,062	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $581,605,375.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$272,965,491
Gross Unrealized Depreciation	(15,512,740)

Net Unrealized Appreciation	$257,452,751

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$177,638,987	$–	$–	$177,638,987
Consumer Staples	40,573,857	–	–	40,573,857
Energy	54,885,101	–	–	54,885,101
Financials	52,155,772	–	–	52,155,772
Health Care	134,108,452	–	–	134,108,452
Industrials	153,866,974	–	–	153,866,974
Information Technology	141,474,564	–	1,265,795	142,740,359
Materials	45,311,911	–	–	45,311,911
Telecommunication Services	16,492,745	–	–	16,492,745
Utilities	4,308,778	–	–	4,308,778
Total Common Stock	820,817,141	–	1,265,795	822,082,936
Preferred Stock	–	–	4,828,487	4,828,487
Short-Term Investments	736,527	11,410,176	–	12,146,703
Total Investments, at fair value	$821,553,668	$11,410,176	$6,094,282	$839,058,126

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Consumer Discretionary: 27.2%
189,600	@	Amazon.com, Inc.	$61,134,624	3.9
32,200	@	Autozone, Inc.	16,411,052	1.0
252,900	@	Carmax, Inc.	11,747,205	0.8
25,600		Chipotle Mexican Grill, Inc.	17,064,704	1.1
200,400	@	Ctrip.com International Ltd. ADR	11,374,704	0.7
167,900	@	Delphi Automotive PLC	10,298,986	0.7
91,700		Hanesbrands, Inc.	9,852,248	0.6
59,400		Harley-Davidson, Inc.	3,457,080	0.2
188,900		Home Depot, Inc.	17,329,686	1.1
262,700		Las Vegas Sands Corp.	16,342,567	1.0
375,500		Lowe's Cos, Inc.	19,871,460	1.3
578,560	@	MGM Resorts International	13,179,597	0.8
113,900		Michael Kors Holdings Ltd.	8,131,321	0.5
32,300	@	NetFlix, Inc.	14,573,114	0.9
107,500		Nike, Inc.	9,589,000	0.6
141,100		Pandora Media, Inc.	3,408,976	0.2
42,759	@	Priceline.com, Inc.	49,539,722	3.2
67,600		Ross Stores, Inc.	5,109,208	0.3
298,900		Starbucks Corp.	22,554,994	1.4
89,800		Starwood Hotels & Resorts Worldwide, Inc.	7,472,258	0.5
42,400		Tesla Motors, Inc.	10,289,632	0.7
226,100		Tractor Supply Co.	13,907,411	0.9
155,700		Twenty-First Century Fox, Inc. - Class A	5,338,953	0.3
86,100		Under Armour, Inc.	5,949,510	0.4
54,400	@	Vipshop Holdings Ltd. ADR	10,282,144	0.7
221,300		Walt Disney Co.	19,702,339	1.3
2,363,200		Wynn Macau Ltd.	7,531,405	0.5
133,000		Wynn Resorts Ltd.	24,881,640	1.6
			426,325,540	27.2

		Consumer Staples: 2.8%
77,600		Costco Wholesale Corp.	9,724,832	0.6
207,200		CVS Caremark Corp.	16,491,048	1.0
84,600		Estee Lauder Cos., Inc.	6,321,312	0.4
65,800		PepsiCo, Inc.	6,125,322	0.4
96,900		Walgreen Co.	5,743,263	0.4
			44,405,777	2.8

		Energy: 3.7%
60,000		Concho Resources, Inc.	7,523,400	0.5
114,600		Continental Resources, Inc.	7,618,608	0.5
122,100		EQT Corp.	11,177,034	0.7
100,000		Pioneer Natural Resources Co.	19,697,000	1.3
166,881		Range Resources Corp.	11,316,201	0.7
			57,332,243	3.7

		Financials: 5.5%
43,500		American Express Co.	3,807,990	0.2
298,000		American Tower Corp.	27,901,740	1.8
25,000		Blackrock, Inc.	8,208,000	0.5
44,600		Intercontinental Exchange, Inc.	8,699,230	0.6
159,500		Invesco Ltd.	6,297,060	0.4
402,400		Morgan Stanley	13,910,968	0.9
128,000		State Street Corp.	9,422,080	0.6
259,400		TD Ameritrade Holding Corp.	8,656,178	0.5
			86,903,246	5.5

		Health Care: 16.9%
117,600	@	Alexion Pharmaceuticals, Inc.	19,500,432	1.2
87,000		Allergan, Inc.	15,502,530	1.0
103,000	@	Biogen Idec, Inc.	34,073,430	2.2
192,116		Celgene Corp.	18,208,754	1.2
458,200	@	Gilead Sciences, Inc.	48,775,390	3.1
67,600		Humana, Inc.	8,807,604	0.6
20,700	@	Idexx Laboratories, Inc.	2,439,081	0.1
117,500	@	Incyte Corp., Ltd.	5,763,375	0.4
38,900	@	Intuitive Surgical, Inc.	17,964,798	1.1
169,800		McKesson Corp.	33,054,966	2.1
67,500	@	Pharmacyclics, Inc.	7,926,525	0.5
22,000		Regeneron Pharmaceuticals, Inc.	7,931,440	0.5
132,200		UnitedHealth Group, Inc.	11,402,250	0.7
165,200	@	Valeant Pharmaceuticals International	21,674,240	1.4
107,100	@	Vertex Pharmaceuticals, Inc.	12,028,401	0.8
			265,053,216	16.9

		Industrials: 12.9%
583,100		American Airlines Group, Inc.	20,688,388	1.3
191,100		Boeing Co.	24,342,318	1.6
394,300		Danaher Corp.	29,958,914	1.9
93,300		Delta Airlines, Inc.	3,372,795	0.2
62,500		FedEx Corp.	10,090,625	0.6
51,800		Flowserve Corp.	3,652,936	0.2
76,100		JB Hunt Transport Services, Inc.	5,635,205	0.4
101,100		Kansas City Southern	12,253,320	0.8
117,500		Precision Castparts Corp.	27,833,400	1.8
105,100		Roper Industries, Inc.	15,375,079	1.0
251,800	@	Tyco International Ltd.	11,222,726	0.7
176,940	@	United Continental Holdings, Inc.	8,279,023	0.5
139,800		United Technologies Corp.	14,762,880	0.9
115,200		Wabtec Corp.	9,335,808	0.6
22,400		WW Grainger, Inc.	5,636,960	0.4
			202,440,377	12.9

		Information Technology: 24.7%
222,592	@	Alibaba Group Holding Ltd. ADR	19,777,299	1.3
242,600		Apple, Inc.	24,441,950	1.6
110,300	@	ASML Holding NV-NY REG	10,899,846	0.7

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
126,100	@	Baidu.com ADR	$27,518,803	1.7
369,700		Facebook, Inc.	29,221,088	1.9
101,800		Fiserv, Inc.	6,579,843	0.4
84,150		Google, Inc.	48,584,844	3.1
81,850		Google, Inc. – Class A	48,161,359	3.1
55,400		LinkedIn Corp.	11,511,566	0.7
84,501		LivingSocial.com	38,870	0.0
445,000		Mastercard, Inc.	32,894,400	2.1
98,000	@,L	Mobileye NV	5,251,820	0.3
77,700		NetSuite, Inc.	6,957,258	0.4
9,400		NAVER Corp.	7,180,447	0.4
159,700	@	Red Hat, Inc.	8,967,155	0.6
347,664	@	Salesforce.com, Inc.	20,001,110	1.3
118,100		ServiceNow, Inc.	6,941,918	0.4
89,400	@	Stratasys Ltd.	10,797,732	0.7
410,000		Tencent Holdings Ltd.	6,101,394	0.4
204,300		Visa, Inc.	43,591,491	2.8
83,500		VMware, Inc.	7,835,640	0.5
55,900		Workday, Inc.	4,611,750	0.3
			387,867,583	24.7

		Materials: 2.8%
143,500		Ecolab, Inc.	16,478,105	1.0
40,700		Martin Marietta Materials, Inc.	5,247,858	0.3
22,300		Praxair, Inc.	2,876,700	0.2
89,600		Sherwin-Williams Co.	19,621,504	1.3
			44,224,167	2.8

		Telecommunication Services: 3.0%
416,112		Crown Castle International Corp.	33,509,499	2.1
203,100		Softbank Corp.	14,186,311	0.9
			47,695,810	3.0

		Total Common Stock
		(Cost $1,072,473,141)	1,562,247,959	99.5

PREFERRED STOCK: 0.2%
		Information Technology: 0.2%
59,241		AirBNB, Inc. - Series D	2,411,881	0.2

		Total Preferred Stock
		(Cost $2,411,881)	2,411,881	0.2

		Total Long-Term Investments
		(Cost $1,074,885,022)	1,564,659,840	99.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
	Securities Lending Collateralcc(1): 0.3%
1,289,136	Bank of Nova Scotia, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $1,289,136, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.180%-8.500%, Market Value plus accrued interest $1,315,979, due 11/17/14-11/15/42)	1,289,136	0.1
1,289,136	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $1,289,136, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $1,314,919, due 10/23/14-03/01/48)	1,289,136	0.1
378,936	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/14, 0.02%, due 10/01/14 (Repurchase Amount $378,936, collateralized by various U.S. Government Securities, 0.750%-2.125%, Market Value plus accrued interest $386,515, due 12/31/15-06/30/18)	378,936	0.0
1,289,136	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $1,289,136, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,314,919, due 10/02/14-10/01/44)	1,289,136	0.1

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
1,181,587	State Board of Wisconsin, Repurchase Agreement dated 09/30/14, 0.05%, due 10/01/14 (Repurchase Amount $1,181,589, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,205,141, due 04/15/16-01/15/29)	$1,181,587	0.0
		5,427,931	0.3

Shares		Value	Percentage of Net Assets
	Affiliated Investment Companies: 0.5%
7,185,007	T. Rowe Price Reserve Investment Fund, 0.050%††
	(Cost $7,185,007)	7,185,007	0.5

	Total Short-Term Investments
	(Cost $12,612,938)	12,612,938	0.8

	Total Investments in Securities (Cost $1,087,497,960)	$1,577,272,778	100.5
	Liabilities in Excess of Other Assets	(7,896,369)	(0.5)
	Net Assets	$1,569,376,409	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $1,089,284,112.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$500,142,137
Gross Unrealized Depreciation	(12,153,471)

Net Unrealized Appreciation	$487,988,666

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$418,794,135	$7,531,405	$–	$426,325,540
Consumer Staples	44,405,777	–	–	44,405,777
Energy	57,332,243	–	–	57,332,243
Financials	86,903,246	–	–	86,903,246
Health Care	265,053,216	–	–	265,053,216
Industrials	202,440,377	–	–	202,440,377
Information Technology	374,546,872	13,281,841	38,870	387,867,583
Materials	44,224,167	–	–	44,224,167
Telecommunication Services	33,509,499	14,186,311	–	47,695,810
Total Common Stock	1,527,209,532	34,999,557	38,870	1,562,247,959
Preferred Stock	–	–	2,411,881	2,411,881
Short-Term Investments	7,185,007	5,427,931	–	12,612,938
Total Investments, at fair value	$1,534,394,539	$40,427,488	$2,450,751	$1,577,272,778

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.6%
		Australia: 0.7%
4,838,441	@	Qantas Airways Ltd.	$5,877,460	0.7

		Brazil: 0.5%
345,617		Petroleo Brasileiro SA ADR	4,904,305	0.5

		Canada: 1.0%
1,054,600		Talisman Energy, Inc. - TSX	9,124,581	1.0

		China: 6.0%
3,073,000		China Life Insurance Co., Ltd.	8,541,637	0.9
774,500		China Mobile Ltd.	9,063,586	1.0
1,559,000		China Shenhua Energy Co., Ltd.	4,339,636	0.5
3,261,100		China South Locomotive and Rolling Stock Corp.	2,866,706	0.3
21,246,000		China Telecom Corp., Ltd.	13,023,461	1.4
4,230,000		Kunlun Energy Co. Ltd.	6,104,061	0.7
11,214,153		Shanghai Electric Group Co., Ltd.	5,962,895	0.7
1,176,000		Weichai Power Co. Ltd.	4,250,585	0.5
			54,152,567	6.0

		France: 13.2%
581,316		AXA S.A.	14,319,382	1.6
273,888		BNP Paribas	18,177,556	2.0
191,520		Cie de Saint-Gobain	8,750,882	1.0
140,074		Cie Generale des Etablissements Michelin	13,193,744	1.4
638,860		Credit Agricole SA	9,629,914	1.1
137,452		Gaz de France	3,447,378	0.4
257,081		Sanofi	29,068,473	3.2
54,810		Technip S.A.	4,597,815	0.5
216,094		Total S.A.	13,993,048	1.5
177,530		Vivendi	4,286,981	0.5
			119,465,173	13.2

		Germany: 11.0%
129,781		Bayer AG	18,057,598	2.0
129,840		Deutsche Boerse AG	8,718,895	1.0
144,348		Deutsche Post AG	4,601,125	0.5
292,476		E.ON AG	5,341,130	0.6
156,915		HeidelbergCement AG	10,328,319	1.1
789,795		Infineon Technologies AG	8,129,352	0.9
147,358		Merck KGaA	13,544,553	1.5
193,800	@	Metro AG	6,355,722	0.7
45,677		Muenchener Rueckversicherungs AG	9,010,640	1.0
58,986		SAP SE	4,257,021	0.5
95,240		Siemens AG	11,332,864	1.2
			99,677,219	11.0

		Hong Kong: 3.2%
1,268,500		AIA Group Ltd.	6,546,404	0.7
228,400		Cheung Kong Holdings Ltd. ADR	3,745,760	0.4
710,000		Hutchison Whampoa Ltd.	8,582,911	0.9
10,253,000		Noble Group Ltd.	10,423,814	1.2
			29,298,889	3.2

		India: 1.6%
496,486		Housing Development Finance Corp.	8,461,955	0.9
125,859		ICICI Bank Ltd. ADR	6,179,677	0.7
			14,641,632	1.6

		Israel: 1.5%
253,929		Teva Pharmaceutical Industries Ltd. ADR	13,648,684	1.5

		Italy: 3.6%
680,187	L	ENI S.p.A.	16,138,357	1.8
1,637,488		Intesa Sanpaolo S.p.A.	4,943,155	0.5
1,493,810		UniCredit SpA	11,735,268	1.3
			32,816,780	3.6

		Japan: 6.1%
822,200		Itochu Corp.	10,041,528	1.1
307,800	L	Nikon Corp.	4,451,755	0.5
1,282,100		Nissan Motor Co., Ltd.	12,410,922	1.4
240,400		Suntory Beverage & Food Ltd.	8,512,973	0.9
255,200		Toyota Motor Corp.	15,015,761	1.6
154,300		Trend Micro, Inc.	5,228,191	0.6
			55,661,130	6.1

		Netherlands: 6.7%
218,968		Akzo Nobel NV	14,982,139	1.6
83,630		Fugro NV	2,525,096	0.3
216,195		Koninklijke Philips NV	6,874,995	0.8
141,904	@	Qiagen NV	3,214,849	0.4
360,976		Royal Dutch Shell PLC - Class B	14,270,725	1.6
374,301	L	SBM Offshore NV	5,427,447	0.6
1,321,130		TNT Express NV	8,334,446	0.9
121,810		Unilever NV	4,834,074	0.5
			60,463,771	6.7

		Norway: 2.0%
166,074		Statoil ASA	4,521,494	0.5
627,793		Telenor ASA	13,778,480	1.5
			18,299,974	2.0

		Portugal: 1.0%
564,750		Galp Energia SGPS SA	9,178,540	1.0

		Russia: 0.8%
392,715	@	MMC Norilsk Nickel ADR	7,297,223	0.8

		Singapore: 2.9%
1,023,582		DBS Group Holdings Ltd.	14,762,644	1.6
3,902,000		Singapore Telecommunications Ltd.	11,615,104	1.3
			26,377,748	2.9

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: 5.3%
171,216		Hana Financial Group, Inc.	$6,231,756	0.7
20,190		Hyundai Mobis	4,915,284	0.5
247,680		KB Financial Group, Inc. ADR	8,970,970	1.0
58,716		POSCO ADR	4,456,544	0.5
17,817		POSCO	5,480,383	0.6
32,501	@	Samsung Electronics Co., Ltd. GDR	18,138,578	2.0
			48,193,515	5.3

		Spain: 2.1%
178,256		Repsol YPF S.A.	4,228,979	0.5
948,067		Telefonica S.A.	14,642,215	1.6
			18,871,194	2.1

		Sweden: 1.6%
573,310		Telefonaktiebolaget LM Ericsson	7,228,792	0.8
282,620		Getinge AB	7,095,851	0.8
			14,324,643	1.6

		Switzerland: 6.8%
553,081		Credit Suisse Group	15,301,350	1.7
140,377		Novartis AG	13,219,075	1.5
72,606		Roche Holding AG - Genusschein	21,440,777	2.4
142,055		Swiss Re Ltd.	11,305,072	1.2
			61,266,274	6.8

		Taiwan: 0.6%
1,447,251		Taiwan Semiconductor Manufacturing Co., Ltd.	5,761,693	0.6

		United Kingdom: 18.4%
1,446,095		Aviva PLC	12,233,999	1.4
1,403,493		BAE Systems PLC	10,682,860	1.2
1,914,350		Barclays PLC	7,041,286	0.8
1,295,484		BP PLC	9,476,842	1.0
403,393		British Sky Broadcasting PLC	5,753,618	0.6
559,944		CRH PLC - London	12,723,277	1.4
821,996		GlaxoSmithKline PLC	18,777,676	2.1
1,466,000		HSBC Holdings PLC	14,922,086	1.6
1,075,618	@	International Consolidated Airlines Group SA	6,384,972	0.7
2,809,874		Kingfisher PLC	14,695,201	1.6
10,247,647	@	Lloyds TSB Group PLC	12,748,697	1.4
1,730,630		Marks & Spencer Group PLC	11,315,644	1.3
702,723		Rexam PLC	5,586,184	0.6
475,511		Standard Chartered PLC	8,770,678	1.0
2,246,160		Tesco PLC	6,709,826	0.7
2,762,541		Vodafone Group PLC	9,103,138	1.0
			166,925,984	18.4

	Total Common Stock (Cost $689,105,840)		876,228,979	96.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
	Securities Lending Collateralcc(1): 1.2%
2,499,109	Citigroup, Inc., Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $2,499,110, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,549,091, due 09/01/15-09/15/49)	$2,499,109	0.3
2,499,109	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $2,499,110, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $2,549,091, due 10/23/14-03/01/48)	2,499,109	0.3
734,580	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/14, 0.02%, due 10/01/14 (Repurchase Amount $734,580, collateralized by various U.S. Government Securities, 0.750%-2.125%, Market Value plus accrued interest $749,272, due 12/31/15-06/30/18)	734,580	0.1
2,499,109	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $2,499,109, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,549,091, due 10/02/14-10/01/44)	2,499,109	0.3

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
2,290,607	State Board of Wisconsin, Repurchase Agreement dated 09/30/14, 0.05%, due 10/01/14 (Repurchase Amount $2,290,610, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,336,268, due 04/15/16-01/15/29)	$2,290,607	0.2
		10,522,514	1.2

	Total Short-Term Investments (Cost $10,522,514)	10,522,514	1.2

	Total Investments in Securities (Cost $699,628,354)	$886,751,493	97.8
	Assets in Excess of Other Liabilities	19,692,978	2.2
	Net Assets	$906,444,471	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $701,874,897.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$224,321,840
Gross Unrealized Depreciation	(39,445,244)

Net Unrealized Appreciation	$184,876,596

Sector Diversification	Percentage of Net Assets
Financials	24.5%
Health Care	15.4
Energy	12.0
Industrials	11.7
Consumer Discretionary	8.9
Telecommunication Services	8.3
Materials	6.6
Information Technology	5.4
Consumer Staples	2.8
Utilities	1.0
Short-Term Investments	1.2
Assets in Excess of Other Liabilities	2.2
Net Assets	100.0%

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$5,877,460	$–	$5,877,460
Brazil	4,904,305	–	–	4,904,305
Canada	9,124,581	–	–	9,124,581
China	–	54,152,567	–	54,152,567
France	–	119,465,173	–	119,465,173
Germany	–	99,677,219	–	99,677,219
Hong Kong	3,745,760	25,553,129	–	29,298,889
India	6,179,677	8,461,955	–	14,641,632
Israel	13,648,684	–	–	13,648,684
Italy	–	32,816,780	–	32,816,780
Japan	–	55,661,130	–	55,661,130
Netherlands	–	60,463,771	–	60,463,771
Norway	–	18,299,974	–	18,299,974
Portugal	–	9,178,540	–	9,178,540
Russia	–	7,297,223	–	7,297,223
Singapore	–	26,377,748	–	26,377,748
South Korea	13,427,514	34,766,001	–	48,193,515
Spain	–	18,871,194	–	18,871,194
Sweden	–	14,324,643	–	14,324,643
Switzerland	–	61,266,274	–	61,266,274
Taiwan	–	5,761,693	–	5,761,693
United Kingdom	–	166,925,984	–	166,925,984
Total Common Stock	51,030,521	825,198,458	–	876,228,979
Short-Term Investments	–	10,522,514	–	10,522,514
Total Investments, at fair value	$51,030,521	$835,720,972	$–	$886,751,493

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Contrafund® Portfolio

September 30, 2014

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 98.8%

	Shares	Value

CONSUMER DISCRETIONARY – 12.8%
Diversified Consumer Services – 0.5%
H&R Block, Inc.	2,874,860	$89,149,409
Hotels, Restaurants & Leisure – 4.2%
ARAMARK Holdings Corp.	326,800	8,594,840
Extended Stay America, Inc. unit	6,137,227	145,697,769
Hilton Worldwide Holdings, Inc.	1,827,600	45,013,788
Marriott International, Inc. Class A	867,900	60,666,210
McDonald's Corp.	1,536,784	145,702,491
Panera Bread Co. Class A (a)	796,386	129,587,930
Starbucks Corp.	2,034,600	153,530,916
Yum! Brands, Inc.	1,648,096	118,629,950
		807,423,894
Internet & Catalog Retail – 1.0%
Ctrip.com International Ltd. sponsored ADR (a)	593,734	33,700,342
HomeAway, Inc. (a)	258,498	9,176,679
Liberty Interactive Corp. Series A (a)	4,012,492	114,436,272
Qunar Cayman Islands Ltd. sponsored ADR	904,353	25,005,360
Travelport Worldwide Ltd. (a)	310,000	5,102,600
		187,421,253
Media – 4.4%
CBS Outdoor Americas, Inc.	375,000	11,227,500
Comcast Corp. Class A	830,106	44,643,101
DIRECTV (a)	1,277,531	110,531,982
DreamWorks Animation SKG, Inc. Class A (a)(d)	1,785,909	48,701,738
Legend Pictures LLC (a)(f)(g)	2,062	3,717,786
Liberty Media Corp. Class C(a)	1,414,231	66,454,715
Manchester United PLC (a)(d)	1,849,700	30,483,056
The Madison Square Garden Co. Class A (a)	1,789,478	118,320,285
Time Warner Cable, Inc.	153,200	21,982,668
Twenty-First Century Fox, Inc. Class A	6,303,969	216,163,097
Viacom, Inc. Class B (non-vtg.)	2,138,298	164,520,648
Weinstein Co. Holdings LLC Class A-1 (a)(f)(g)	11,499	2,003,471
		838,750,047
Multiline Retail – 0.8%
Dollar General Corp. (a)	2,682,420	163,922,686
Specialty Retail – 0.7%
TJX Companies, Inc.	2,236,107	132,310,451
Textiles, Apparel & Luxury Goods – 1.2%
lululemon athletica, Inc. (a)	975,262	40,970,757
NIKE, Inc. Class B	2,220,935	198,107,402
		239,078,159

TOTAL CONSUMER DISCRETIONARY		2,458,055,899

	Shares	Value

CONSUMER STAPLES – 9.4%
Beverages – 2.0%
Anheuser-Busch InBev SA NV	200,671	$22,253,985
Coca-Cola Icecek Sanayi A/S	301,515	6,509,614
Diageo PLC sponsored ADR	248,642	28,693,287
Embotelladora Andina SA sponsored ADR	339,227	6,499,589
Monster Beverage Corp. (a)	455,200	41,728,184
Pernod Ricard SA	305,579	34,597,594
Remy Cointreau SA	272,284	19,602,774
The Coca-Cola Co.	5,409,306	230,760,994
		390,646,021
Food & Staples Retailing – 2.2%
CVS Caremark Corp.	1,975,964	157,266,975
Kroger Co.	2,178,782	113,296,664
Sysco Corp.	965,096	36,625,393
Wal-Mart Stores, Inc.	981,491	75,054,617
Whole Foods Market, Inc.	1,087,100	41,429,381
		423,673,030
Food Products – 1.0%
Bunge Ltd.	435,412	36,674,753
Keurig Green Mountain, Inc.	302,219	39,327,758
Mead Johnson Nutrition Co. Class A	734,589	70,682,154
Nestle SA	340,836	25,048,388
The Hershey Co.	251,400	23,991,102
		195,724,155
Household Products – 1.8%
Procter & Gamble Co.	4,005,384	335,410,856
Personal Products – 0.2%
L'Oreal SA	116,500	18,496,167
Nu Skin Enterprises, Inc. Class A (d)	168,708	7,596,921
		26,093,088
Tobacco – 2.2%
Altria Group, Inc.	3,853,854	177,046,053
British American Tobacco PLC sponsored ADR	1,866,579	211,072,753
Philip Morris International, Inc.	379,013	31,609,684
Souza Cruz SA	946,500	7,617,628
		427,346,118
TOTAL CONSUMER STAPLES		1,798,893,268

ENERGY – 9.7%
Energy Equipment & Services – 1.6%
C&J Energy Services, Inc. (a)	1,029,739	31,458,526
Dril-Quip, Inc. (a)	345,092	30,851,225
FMC Technologies, Inc. (a)	783,029	42,526,305
Halliburton Co.	2,246,182	144,901,201
Independence Contract Drilling, Inc.	1,217,029	14,300,091

Quarterly Report	2

Common Stocks – continued

	Shares	Value

ENERGY – continued
Energy Equipment & Services – continued
Ocean Rig UDW, Inc. (United States)	732,300	$11,804,676
Oceaneering International, Inc.	672,662	43,837,383
		319,679,407
Oil, Gas & Consumable Fuels – 8.1%
Anadarko Petroleum Corp.	1,363,052	138,267,995
BG Group PLC	1,810,236	33,418,490
Cabot Oil & Gas Corp.	1,873,435	61,242,590
Chevron Corp.	3,168,900	378,113,148
Cimarex Energy Co.	465,100	58,849,103
EOG Resources, Inc.	897,474	88,867,875
EP Energy Corp. (d)	1,164,389	20,353,520
Exxon Mobil Corp.	2,468,902	232,200,233
Kinder Morgan Holding Co. LLC (d)	1,967,100	75,418,614
Kinder Morgan Management LLC	437,800	41,218,870
Memorial Resource Development Corp.	1,136,500	30,810,515
Noble Energy, Inc.	1,750,300	119,650,508
ONEOK, Inc.	89,093	5,840,046
Phillips 66 Co.	1,247,539	101,437,396
Phillips 66 Partners LP	256,359	17,111,963
PrairieSky Royalty Ltd.	180,850	5,692,185
Suncor Energy, Inc.	1,268,895	45,920,188
Valero Energy Partners LP	718,700	32,075,581
Whiting Petroleum Corp. (a)	801,686	62,170,749
		1,548,659,569

TOTAL ENERGY		1,868,338,976

FINANCIALS – 16.1%
Banks – 6.8%
Bank of America Corp.	21,108,614	359,901,869
Citigroup, Inc.	4,651,350	241,032,957
Huntington Bancshares, Inc.	7,796,481	75,859,760
JPMorgan Chase & Co.	5,441,706	327,808,369
Societe Generale Series A	596,998	30,478,229
SunTrust Banks, Inc.	1,152,825	43,841,935
Synovus Financial Corp.	874,923	20,683,180
U.S. Bancorp	4,801,344	200,840,220
		1,300,446,519
Capital Markets – 2.2%
Ameriprise Financial, Inc.	509,543	62,867,415
BlackRock, Inc. Class A	286,813	94,166,444
Carlyle Group LP	214,600	6,536,716
E*TRADE Financial Corp. (a)	1,968,578	44,470,177
Goldman Sachs Group, Inc.	221,000	40,568,970
Invesco Ltd.	764,157	30,168,918
Northern Trust Corp.	471,064	32,046,484
Oaktree Capital Group LLC Class A	331,134	16,920,947

	Shares	Value

State Street Corp.	893,100	$65,741,091
The Blackstone Group LP	754,837	23,762,269
		417,249,431
Consumer Finance – 2.3%
Capital One Financial Corp.	3,783,248	308,788,702
Discover Financial Services	571,426	36,794,120
Navient Corp.	2,402,076	42,540,766
SLM Corp.	4,573,076	39,145,531
Springleaf Holdings, Inc.	434,900	13,886,357
		441,155,476
Diversified Financial Services – 1.0%
Berkshire Hathaway, Inc.:
Class A (a)	47	9,724,300
Class B (a)	868,000	119,905,520
IntercontinentalExchange Group, Inc.	229,309	44,726,720
KBC Ancora (a)	401,778	12,064,997
		186,421,537
Insurance – 2.3%
Direct Line Insurance Group PLC	8,665,400	41,328,960
esure Group PLC	1,564,314	5,855,595
Fairfax Financial Holdings Ltd. (sub. vtg.)	116,900	52,376,669
Marsh & McLennan Companies, Inc.	1,796,570	94,032,474
MetLife, Inc.	2,006,287	107,777,738
Principal Financial Group, Inc.	309,400	16,234,218
The Chubb Corp.	371,700	33,854,436
The Travelers Companies, Inc.	675,041	63,413,352
Unum Group	627,800	21,583,764
		436,457,206
Real Estate Investment Trusts – 1.2%
Altisource Residential Corp. Class B	1,956,082	46,945,968
American Tower Corp.	205,457	19,236,939
Boston Properties, Inc.	539,900	62,498,824
Digital Realty Trust, Inc.	635,100	39,617,538
Piedmont Office Realty Trust, Inc. Class A	1,052,787	18,571,163
Senior Housing Properties Trust (SBI)	538,912	11,274,039
Sun Communities, Inc.	814,569	41,135,735
		239,280,206
Real Estate Management & Development – 0.3%
CBRE Group, Inc. (a)	2,230,089	66,322,847

TOTAL FINANCIALS		3,087,333,222

HEALTH CARE – 14.0%
Biotechnology – 4.4%
Actelion Ltd.	241,756	28,437,414
Alexion Pharmaceuticals, Inc. (a)	633,532	105,052,276
Amgen, Inc.	1,321,020	185,550,469
Biogen Idec, Inc. (a)	417,931	138,255,754
BioMarin Pharmaceutical, Inc. (a)	341,893	24,670,999
Celgene Corp. (a)	315,600	29,912,568

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value

HEALTH CARE – continued
Biotechnology – continued
Gilead Sciences, Inc. (a)	2,378,061	$253,144,593
Vertex Pharmaceuticals, Inc. (a)	594,800	66,801,988
		831,826,061
Health Care Equipment & Supplies – 1.8%
Boston Scientific Corp. (a)	7,852,749	92,740,966
Covidien PLC	1,324,590	114,590,281
Edwards Lifesciences Corp. (a)	283,142	28,922,955
Medtronic, Inc.	675,200	41,828,640
Quidel Corp. (a)(d)	405,931	10,907,366
The Cooper Companies, Inc.	361,620	56,322,315
		345,312,523
Health Care Providers & Services – 2.0%
Brookdale Senior Living, Inc. (a)	807,933	26,031,601
Cigna Corp.	1,032,226	93,612,576
HCA Holdings, Inc. (a)	1,197,314	84,434,583
Henry Schein, Inc. (a)	271,641	31,638,027
McKesson Corp.	792,100	154,198,107
		389,914,894
Health Care Technology – 0.1%
Veeva Systems, Inc. Class A	718,310	20,234,793
Life Sciences Tools & Services – 1.1%
Agilent Technologies, Inc.	1,624,100	92,541,218
Fluidigm Corp. (a)(g)	312,345	7,652,453
Thermo Fisher Scientific, Inc.	921,413	112,135,962
		212,329,633
Pharmaceuticals – 4.6%
AbbVie, Inc.	2,700,721	155,993,645
Actavis PLC (a)	624,152	150,595,395
Allergan, Inc.	442,200	78,795,618
Bristol-Myers Squibb Co.	2,574,705	131,773,402
Merck & Co., Inc.	1,376,605	81,605,144
Pfizer, Inc.	2,032,526	60,101,794
Roche Holding AG (participation certificate)	187,440	55,351,613
Salix Pharmaceuticals Ltd. (a)	249,731	39,017,971
Shire PLC	779,374	67,245,670
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,137,400	61,135,250
		881,615,502

TOTAL HEALTH CARE		2,681,233,406

INDUSTRIALS – 9.2%
Aerospace & Defense – 1.8%
Honeywell International, Inc.	1,711,072	159,335,025

	Shares	Value

Meggitt PLC	10,159,700	$74,314,434
TransDigm Group, Inc.	586,563	108,121,158
		341,770,617
Air Freight & Logistics – 0.6%
FedEx Corp.	665,292	107,411,393
Commercial Services & Supplies – 0.3%
KAR Auction Services, Inc.	1,900,252	54,404,215
Electrical Equipment – 1.7%
Acuity Brands, Inc.	649,381	76,438,638
AMETEK, Inc.	3,525,949	177,037,899
Hubbell, Inc. Class B	648,453	78,158,040
		331,634,577
Industrial Conglomerates – 2.1%
Danaher Corp.	2,846,521	216,278,666
Roper Industries, Inc.	1,246,604	182,365,699
		398,644,365
Machinery – 0.5%
Deere & Co.	1,109,600	90,976,104
Pall Corp.	62,257	5,210,911
		96,187,015
Professional Services – 0.7%
Verisk Analytics, Inc. (a)	2,254,728	137,290,388
Road & Rail – 0.9%
J.B. Hunt Transport Services, Inc.	2,320,833	171,857,684
Trading Companies & Distributors – 0.6%
W.W. Grainger, Inc.	500,520	125,955,858

TOTAL INDUSTRIALS		1,765,156,112

INFORMATION TECHNOLOGY – 18.2%
Communications Equipment – 1.6%
Cisco Systems, Inc.	2,148,539	54,078,727
Juniper Networks, Inc.	667,615	14,787,672
QUALCOMM, Inc.	3,038,635	227,198,739
Riverbed Technology, Inc. (a)	1,116,175	20,699,465
		316,764,603
Electronic Equipment & Components – 0.3%
TE Connectivity Ltd.	1,260,664	69,702,113
Internet Software & Services – 5.9%
58.com, Inc. ADR	368,337	13,720,553
Benefitfocus, Inc. (d)	72,441	1,951,561
ChannelAdvisor Corp. (a)	814,795	13,362,638
Cvent, Inc. (a)	1,811,413	45,955,548
Demandware, Inc. (a)	558,460	28,436,783
Endurance International Group Holdings, Inc.	1,328,374	21,612,645
Facebook, Inc. Class A (a)	3,024,876	239,086,199
Five9, Inc.	1,370,000	8,959,800
Google, Inc. Class C (a)	1,044,984	603,331,962
Millennial Media, Inc.	222,043	330,400
NAVER Corp.	30,342	23,210,573

Quarterly Report	4

Common Stocks – continued

	Shares	Value

INFORMATION TECHNOLOGY – continued
Internet Software & Services – continued
Opower, Inc. (d)	1,086,685	$20,494,879
Twitter, Inc.	942,100	48,593,518
Wix.com Ltd. (a)	421,665	6,852,056
Yahoo!, Inc. (a)	943,926	38,464,985
Zoopla Property Group PLC (d)	4,269,700	16,377,036
		1,130,741,136
IT Services – 1.4%
Fidelity National Information Services, Inc.	1,466,259	82,550,382
Lionbridge Technologies, Inc. (a)	796,595	3,584,678
Quindell PLC (d)	3,222,394	7,587,837
Sapient Corp. (a)	1,084,250	15,179,500
Total System Services, Inc.	1,122,500	34,752,600
Visa, Inc. Class A	607,734	129,672,204
		273,327,201
Semiconductors & Semiconductor Equipment – 1.7%
Micron Technology, Inc. (a)	1,985,500	68,023,230
NVIDIA Corp.	1,995,600	36,818,820
NXP Semiconductors NV (a)	2,449,470	167,617,232
RF Micro Devices, Inc. (a)	4,304,200	49,670,468
		322,129,750
Software – 2.8%
Activision Blizzard, Inc.	485,200	10,087,308
Adobe Systems, Inc. (a)	1,462,229	101,171,625
Autodesk, Inc. (a)	931,800	51,342,180
CommVault Systems, Inc. (a)	508,013	25,603,855
Covisint Corp. (d)	393,800	1,634,270
Fleetmatics Group PLC (a)	258,700	7,890,350
Imperva, Inc. (a)	890,547	25,585,415
Intuit, Inc.	701,200	61,460,180
Microsoft Corp.	219,703	10,185,431
Oracle Corp.	2,580,693	98,788,928
Qlik Technologies, Inc. (a)	283,059	7,653,915
salesforce.com, Inc. (a)	2,178,217	125,312,824
Xero Ltd. (g)	496,188	7,530,068
		534,246,349
Technology Hardware, Storage & Peripherals – 4.5%
Apple, Inc.	6,645,192	669,503,092
Electronics for Imaging, Inc. (a)	854,656	37,750,156
Hewlett-Packard Co.	4,278,400	151,754,848
		859,008,096
TOTAL INFORMATION TECHNOLOGY		3,505,919,248

MATERIALS – 4.5%
Chemicals – 3.7%
Airgas, Inc.	1,810,255	200,304,716
Cabot Corp.	277,207	14,073,799

	Shares	Value

CF Industries Holdings, Inc.	87,000	$24,292,140
E.I. du Pont deNemours & Co.	516,800	37,085,568
Eastman Chemical Co.	652,841	52,808,308
Ecolab, Inc.	707,300	81,219,259
FMC Corp.	767,632	43,900,874
LyondellBasell Industries NV Class A	773,524	84,051,118
Methanex Corp.	308,177	20,571,733
Monsanto Co.	666,876	75,030,219
Potash Corp. of Saskatchewan, Inc. (d)	949,426	32,875,343
Sigma Aldrich Corp.	94,638	12,871,714
W.R. Grace & Co. (a)	333,922	30,366,867
		709,451,658
Construction Materials – 0.1%
Eagle Materials, Inc.	235,600	23,991,148
Containers & Packaging – 0.3%
Graphic Packaging Holding Co. (a)	2,289,233	28,455,166
Rock-Tenn Co. Class A	783,996	37,302,530
		65,757,696
Metals & Mining – 0.4%
Freeport-McMoRan, Inc.	1,144,500	37,367,925
Nucor Corp.	618,000	33,545,040
		70,912,965

TOTAL MATERIALS		870,113,467

TELECOMMUNICATION SERVICES – 1.9%
Diversified Telecommunication Services – 1.7%
CenturyLink, Inc.	366,698	14,994,281
inContact, Inc. (a)	1,403,117	12,200,102
Level 3 Communications, Inc. (a)	670,786	30,675,044
Verizon Communications, Inc.	5,471,033	273,496,940
		331,366,367
Wireless Telecommunication Services – 0.2%
T-Mobile U.S., Inc. (a)	1,341,950	38,742,097
Telephone & Data Systems, Inc.	203,187	4,868,361
		43,610,458

TOTAL TELECOMMUNICATION SERVICES		374,976,825

UTILITIES – 3.0%
Electric Utilities – 1.3%
American Electric Power Co., Inc.	490,529	25,610,519
Edison International	555,126	31,042,646
Exelon Corp.	1,412,400	48,148,716
NextEra Energy, Inc.	968,400	90,913,392
PPL Corp.	1,423,600	46,751,024
		242,466,297
Gas Utilities – 0.2%
National Fuel Gas Co.	606,175	42,426,188

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value

UTILITIES – continued
Independent Power and Renewable Electricity Producers – 0.0%
Abengoa Yield PLC	95,900	$3,412,122
NextEra Energy Partners LP	89,500	3,104,755
		6,516,877
Independent Power Producers & Energy Traders – 0.2%
NRG Energy, Inc.	1,297,552	39,549,385
Multi-Utilities – 1.3%
Dominion Resources, Inc.	1,225,331	84,658,119
NiSource, Inc.	1,099,277	45,048,371
PG&E Corp.	700,034	31,529,531
Sempra Energy	722,050	76,089,629
		237,325,650

TOTAL UTILITIES		568,284,397

TOTAL COMMON STOCKS
(Cost $14,560,563,017)		18,978,304,820

Preferred Stocks – 0.1%

Convertible Preferred Stocks – 0.0%

INFORMATION TECHNOLOGY – 0.0%
Software – 0.0%
MongoDB, Inc. Series F, 8.00% (g)	299,866	3,337,509
Nonconvertible Preferred Stocks – 0.1%

CONSUMER STAPLES – 0.1%
Beverages – 0.1%
Ambev SA sponsored ADR	1,219,550	7,988,053

TOTAL PREFERRED STOCKS
(Cost $9,170,501)		11,325,562

U.S. Treasury Obligations – 0.0%

	PrIncipal Amount

U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 10/9/14 to 10/30/14 (e) (Cost $7,259,883)	$7,260,000	7,259,927

Money Market Funds – 1.7%

	Shares	Value

Fidelity Cash Central Fund, 0.12% (b)	198,737,349	$198,737,349
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	128,256,194	128,256,194

TOTAL MONEY MARKET FUNDS
(Cost $326,993,543)		326,993,543

TOTAL INVESTMENT PORTFOLIO – 100.6%
(Cost $14,903,986,944)		19,323,883,852

NET OTHER ASSETS (LIABILITIES) – (0.6)%		(123,588,582)
NET ASSETS – 100%		$19,200,295,270

Future Contracts

	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)

Purchased

Equity Index Contracts
819 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	$80,487,225	$(961,338)

The face value of futures purchased as a percentage of net assets is 0.4%

Legend

(a)	Non-income producing
(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(c)	Investment made with cash collateral received from securities on loan.
(d)	Security or a portion of the security is on loan at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,981,948.
(f)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

Quarterly Report	6

(g)	Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,241,287 or 0.1% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fluidigm Corp.	10/9/07 – 1/6/11	$5,645,227
Legend Pictures LLC	9/23/10	$1,546,500
MongoDB, Inc. Series F, 8.00%	10/2/13	$5,014,998
Weinstein Co. Holdings LLC
Class A-1	10/19/05	$11,499,000
Xero Ltd.	10/14/13	$7,545,069

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$242,151
Fidelity Securities Lending Cash Central Fund	1,023,432
Total	$1,265,583

Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,458,055,899	$2,452,334,642	$–	$5,721,257
Consumer Staples	1,806,881,321	1,759,578,948	47,302,373	–
Energy	1,868,338,976	1,834,920,486	33,418,490	–
Financials	3,087,333,222	3,087,333,222	–	–
Health Care	2,681,233,406	2,558,636,123	122,597,283	–
Industrials	1,765,156,112	1,765,156,112	–	–
Information Technology	3,509,256,757	3,498,058,780	7,860,468	3,337,509
Materials	870,113,467	870,113,467	–	–
Telecommunication Services	374,976,825	374,976,825	–	–
Utilities	568,284,397	568,284,397	–	–
U.S. Government and Government Agency Obligations	7,259,927	–	7,259,927	–
Money Market Funds	326,993,543	326,993,543	–	–
Total Investments in Securities:	$19,323,883,852	$19,096,386,545	$218,438,541	$9,058,766

Derivative Instruments:
Liabilities
Futures Contracts	$(961,338)	$(961,338)	$–	$–

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $14,927,660,144. Net unrealized appreciation aggregated $4,396,223,708, of which $4,657,824,132 related to appreciated investment securities and $261,600,424 related to depreciated investment securities.

7	Quarterly Report

Investments (Unaudited) - continued

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report	8

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

9	Quarterly Report

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:
Equity-lncome Portfolio

September 30, 2014

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 92.5%

	Shares	Value

CONSUMER DISCRETIONARY – 7.2%
Auto Components – 0.2%
Gentex Corp.	492,457	$13,183,074
Hotels, Restaurants & Leisure – 2.4%
Darden Restaurants, Inc.	644,499	33,165,919
McDonald's Corp.	621,000	58,877,010
Starwood Hotels & Resorts Worldwide, Inc.	159,700	13,288,637
Texas Roadhouse, Inc. Class A	550,397	15,323,052
Yum! Brands, Inc.	391,100	28,151,378
		148,805,996
Household Durables – 0.0%
Tupperware Brands Corp.	18,400	1,270,336
Leisure Products – 0.2%
New Academy Holding Co. LLC unit (a)(i)(k)	127,200	14,219,688
Media – 1.7%
Comcast Corp. Class A(h)	1,607,743	86,464,419
Sinclair Broadcast Group, Inc. Class A .	769,804	20,084,186
		106,548,605
Multiline Retail – 2.0%
Kohl's Corp.	702,275	42,859,843
Target Corp.	1,374,860	86,176,225
		129,036,068
Specialty Retail – 0.7%
Foot Locker, Inc.	344,485	19,170,590
PetSmart, Inc.	162,600	11,396,634
Staples, Inc.	944,036	11,422,836
		41,990,060

TOTAL CONSUMER DISCRETIONARY		455,053,827

CONSUMER STAPLES – 9.9%
Beverages – 2.2%
Molson Coors Brewing Co. Class B	419,800	31,249,912
PepsiCo, Inc.	290,057	27,001,406
The Coca–Cola Co.	1,877,541	80,095,899
		138,347,217
Food & Staples Retailing – 1.6%
CVS Health Corp.	474,300	37,749,537
Tesco PLC	962,100	2,874,046
Wal–Mart Stores, Inc.	400,578	30,632,200
Walgreen Co.	528,407	31,318,683
		102,574,466
Food Products – 0.8%
B&G Foods, Inc. Class A	181,113	4,989,663
Kellogg Co.	737,857	45,451,991
		50,441,654
Household Products – 2.2%
Procter & Gamble Co.	1,677,919	140,508,937

	Shares	Value

Tobacco – 3.1%
Altria Group, Inc.	817,196	$37,541,984
British American Tobacco PLC sponsored ADR	233,317	26,383,486
Japan Tobacco, Inc.	98,500	3,203,551
Lorillard, Inc.	1,118,215	66,992,261
Philip Morris International, Inc.	413,484	34,484,566
Reynolds American, Inc.	455,900	26,898,100
		195,503,948

TOTAL CONSUMER STAPLES		627,376,222

ENERGY – 13.9%
Energy Equipment & Services – 1.4%
Ensco PLC Class A	568,676	23,492,006
National Oilwell Varco, Inc.	363,706	27,678,027
Noble Corp.	603,865	13,417,880
Oceaneering International, Inc.	47,900	3,121,643
Paragon Offshore PLC (a)(e)	265,388	1,632,136
Schlumberger Ltd. (h)	160,002	16,270,603
		85,612,295
Oil, Gas & Consumable Fuels – 12.5%
Access Midstream Partners LP	232,400	14,789,936
Anadarko Petroleum Corp.	320,786	32,540,532
Apache Corp. (h)	548,868	51,522,239
Cameco Corp.	472,100	8,329,565
Canadian Natural Resources Ltd.	921,500	35,800,228
Chevron Corp.	1,551,180	185,086,798
CONSOL Energy, Inc.	642,535	24,326,375
EV Energy Partners LP	515,224	18,274,995
Exxon Mobil Corp.	1,166,669	109,725,219
Foresight Energy LP	227,800	4,159,628
Holly Energy Partners LP	302,944	11,027,162
HollyFrontier Corp.	152,485	6,660,545
Imperial Oil Ltd.	330,100	15,594,974
Legacy Reserves LP	303,301	9,001,974
Markwest Energy Partners LP (h)	604,029	46,401,508
Occidental Petroleum Corp.	399,187	38,381,830
Royal Dutch Shell PLC Class A sponsored ADR	363,029	27,637,398
Scorpio Tankers, Inc.	327,173	2,718,808
Suncor Energy, Inc.	1,240,500	44,892,598
The Williams Companies, Inc. (h)	1,783,249	98,702,832
Williams Partners LP	155,800	8,265,190
		793,840,334

TOTAL ENERGY		879,452,629

FINANCIALS – 24.0%
Banks – 10.4%
Bank of America Corp.	690,800	11,778,140
CIT Group, Inc.	187,438	8,614,650
Citigroup, Inc.	878,900	45,544,598

Quarterly Report	2

Common Stocks – continued

	Shares	Value

FINANCIALS – continued
Banks – continued
Comerica, Inc.	241,948	$12,063,527
FirstMerit Corp.	991,521	17,450,770
JPMorgan Chase & Co.	4,523,164	272,475,391
M&T Bank Corp.	497,591	61,347,994
PNC Financial Services Group, Inc.	182,500	15,618,350
Standard Chartered PLC (United Kingdom)	1,042,321	19,271,698
SunTrust Banks, Inc.	408,800	15,546,664
TCF Financial Corp.	29,800	462,794
U.S. Bancorp	1,436,638	60,094,568
Valley National Bancorp (e)	583,100	5,650,239
Wells Fargo & Co.	2,236,486	116,006,529
		661,925,912
Capital Markets – 5.6%
Apollo Global Management LLC Class A	415,450	9,904,328
Apollo Investment Corp.	2,443,363	19,962,276
Ares Capital Corp.	834,895	13,491,903
Ares Management LP	294,400	5,152,000
Ashmore Group PLC (e)	1,569,642	7,837,445
BlackRock, Inc. Class A(h)	57,957	19,028,442
Carlyle Group LP	299,200	9,113,632
Charles Schwab Corp.	505,969	14,870,429
Greenhill & Co., Inc.	141,703	6,587,772
Invesco Ltd.	357,900	14,129,892
KKR & Co. LP	4,306,421	96,033,188
Morgan Stanley	973,375	33,649,574
State Street Corp.	397,902	29,289,566
The Blackstone Group LP	2,373,626	74,721,746
		353,772,193
Diversified Financial Services – 0.7%
Berkshire Hathaway, Inc. Class B(a)	241,617	33,376,972
Leucadia National Corp.	124,300	2,963,312
TPG Specialty Lending, Inc.	321,000	5,139,210
		41,479,494
Insurance – 4.9%
ACE Ltd.	523,311	54,879,625
Allied World Assurance Co.	316,930	11,675,701
Brasil Insurance Participacoes e Administracao SA	1,383,500	4,521,704
esure Group PLC	1,575,600	5,897,842
MetLife, Inc.	2,562,570	137,661,260
Prudential Financial, Inc. (h)	296,662	26,088,456
The Chubb Corp.	415,200	37,816,416
The Travelers Companies, Inc.	352,245	33,089,895
		311,630,899
Real Estate Investment Trusts – 2.3%
American Capital Agency Corp.	1,122,548	23,854,145
American Homes 4 Rent (f)	262,132	4,427,409
Annaly Capital Management, Inc.	2,059,609	21,996,624
Aviv REIT, Inc.	37,600	990,760

	Shares	Value

CBL & Associates Properties, Inc.	719,900	$12,886,210
Coresite Realty Corp.	266,347	8,754,826
First Potomac Realty Trust	1,231,757	14,473,145
Home Properties, Inc.	345,372	20,114,465
Piedmont Office Realty Trust, Inc. Class A	405,824	7,158,735
Retail Properties America, Inc.	734,432	10,744,740
Two Harbors Investment Corp.	1,131,634	10,942,901
Ventas, Inc.	109,690	6,795,296
		143,139,256
Thrifts & Mortgage Finance – 0.1%
Radian Group, Inc.	359,608	5,128,010

TOTAL FINANCIALS		1,517,075,764

HEALTH CARE – 7.7%
Biotechnology – 0.4%
Amgen, Inc.	176,900	24,847,374
Health Care Equipment & Supplies – 0.9%
Baxter International, Inc.	234,700	16,844,419
Covidien PLC	185,800	16,073,558
DENTSPLY International, Inc.	200,400	9,138,240
Meridian Bioscience, Inc.	631,900	11,178,311
St. Jude Medical, Inc.	105,946	6,370,533
		59,605,061
Health Care Providers & Services – 0.9%
Aetna, Inc.	64,664	5,237,784
Quest Diagnostics, Inc.	259,082	15,721,096
UnitedHealth Group, Inc.	434,523	37,477,609
		58,436,489
Pharmaceuticals – 5.5%
Astellas Pharma, Inc.	1,581,900	23,553,615
GlaxoSmithKline PLC	1,297,500	29,640,277
Johnson & Johnson	1,313,768	140,034,531
Merck & Co., Inc.	614,494	36,427,204
Pfizer, Inc.	2,236,912	66,145,488
Sanofi SA	186,368	21,072,751
Teva Pharmaceutical Industries Ltd. sponsored ADR (h)	531,122	28,547,808
		345,421,674

TOTAL HEALTH CARE		488,310,598

INDUSTRIALS – 9.2%
Aerospace & Defense – 1.1%
The Boeing Co.	125,400	15,973,452
United Technologies Corp.	505,471	53,377,738
		69,351,190
Air Freight & Logistics – 2.1%
C.H. Robinson Worldwide, Inc. (h)	315,728	20,939,081

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – Continued

	Shares	Value

INDUSTRIALS – continued
Air Freight & Logistics – continued
PostNL NV (a)	2,742,300	$11,849,188
United Parcel Service, Inc. Class B	1,009,137	99,188,076
		131,976,345
Airlines – 0.1%
Copa Holdings SA Class A	56,600	6,072,614
Commercial Services & Supplies – 0.9%
Intrum Justitia AB	421,308	11,875,561
KAR Auction Services, Inc.	505,800	14,481,054
Republic Services, Inc. (h)	830,826	32,418,831
		58,775,446
Electrical Equipment – 0.5%
Eaton Corp. PLC	325,400	20,620,598
Emerson Electric Co.	197,603	12,365,996
		32,986,594
Industrial Conglomerates – 2.7%
General Electric Co.	6,602,576	169,157,997
Machinery – 0.7%
Cummins, Inc.	69,200	9,133,016
Deere & Co.	254,800	20,891,052
Stanley Black & Decker, Inc.	199,453	17,709,432
		47,733,500
Professional Services – 0.4%
Acacia Research Corp. (e)	548,526	8,491,182
Bureau Veritas SA	221,800	4,901,128
Michael Page International PLC	1,887,699	12,810,178
		26,202,488
Road & Rail – 0.4%
Union Pacific Corp.	227,954	24,714,773
Trading Companies & Distributors – 0.3%
Now, Inc.	90,926	2,765,060
Watsco, Inc.	172,200	14,840,196
		17,605,256

TOTAL INDUSTRIALS		584,576,203

INFORMATION TECHNOLOGY – 12.0%
Communications Equipment – 3.1%
Cisco Systems, Inc.	6,709,231	168,871,344
QUALCOMM, Inc.	335,039	25,050,866
		193,922,210
Electronic Equipment & Components – 0.3%
Hitachi Ltd.	1,321,000	10,087,417
TE Connectivity Ltd.	209,561	11,586,628
		21,674,045
Internet Software & Services – 0.6%
Yahoo!, Inc. (a)	963,900	39,278,925

	Shares	Value

IT Services – 3.7%
Accenture PLC Class A	209,971	$17,074,842
IBM Corp.	648,623	123,128,104
Paychex, Inc.	2,114,969	93,481,630
		233,684,576
Semiconductors & Semiconductor Equipment – 1.9%
Applied Materials, Inc. (h)	2,181,000	47,131,410
Broadcom Corp. Class A(h)	1,810,460	73,178,793
		120,310,203
Software – 1.7%
CA Technologies, Inc.	585,917	16,370,521
Microsoft Corp.	2,011,624	93,258,889
		109,629,410
Technology Hardware, Storage & Peripherals – 0.7%
EMC Corp.	558,764	16,349,435
First Data Holdings, Inc. Class B (k)	6,341,091	25,364,364
		41,713,799
TOTAL INFORMATION TECHNOLOGY		760,213,168

MATERIALS – 1.4%
Chemicals – 0.4%
Potash Corp. of Saskatchewan, Inc.	342,300	11,852,667
Tronox Ltd. Class A	459,600	11,972,580
Westlake Chemical Partners LP (a)	12,100	350,900
		24,176,147
Metals & Mining – 1.0%
Commercial Metals Co.	680,027	11,608,061
Freeport-McMoRan, Inc.	1,197,478	39,097,657
Goldcorp, Inc.	35,300	813,827
Nucor Corp.	231,700	12,576,676
SunCoke Energy Partners LP	98,489	2,898,531
		66,994,752
TOTAL MATERIALS		91,170,899

TELECOMMUNICATION SERVICES – 3.8%
Diversified Telecommunication Services – 3.2%
AT&T, Inc.	1,743,393	61,437,169
Verizon Communications, Inc.	2,767,159	138,330,278
		199,767,447
Wireless Telecommunication Services – 0.6%
Vodafone Group PLC	12,486,880	41,147,096

TOTAL TELECOMMUNICATION SERVICES		240,914,543

UTILITIES – 3.4%
Electric Utilities – 3.4%
American Electric Power Co., Inc.	819,271	42,774,139
Exelon Corp.	848,300	28,918,547
Hawaiian Electric Industries, Inc. (e)	563,987	14,973,855
Pinnacle West Capital Corp.	108,900	5,950,296

Quarterly Report	4

Common Stocks – continued

	Shares	Value

UTILITIES – continued
Electric Utilities – continued
PPL Corp.	1,146,747	$37,659,171
Southern Co.	1,439,177	62,820,076
Xcel Energy, Inc.	678,494	20,626,218
		213,722,302

Independent Power and Renewable Electricity Producers – 0.0%
NextEra Energy Partners LP	30,500	1,058,045

TOTAL UTILITIES		214,780,347

TOTAL COMMON STOCKS (Cost $4,545,828,034)		5,858,924,200

Preferred Stocks – 1.2%

Convertible Preferred Stocks – 0.9%

FINANCIALS – 0.2%
Real Estate Investment Trusts – 0.2%
Crown Castle International Corp.
Series A, 4.50%	113,000	11,879,125
HEALTH CARE – 0.2%
Health Care Equipment & Supplies – 0.2%
Alere, Inc. 3.00%	29,880	9,869,962
UTILITIES – 0.5%
Electric Utilities – 0.2%
NextEra Energy, Inc.:
5.779%	47,800	2,609,402
Series E, 5.599%	158,600	9,777,690
		12,387,092
Multi–Utilities – 0.3%
CenterPoint Energy, Inc. 2.00%
ZENS (a)	170,300	10,356,369
Dominion Resources, Inc.:
6.375% (a)	106,200	5,299,380
Series B, 6.00%	99,000	5,568,750
		21,224,499

TOTAL UTILITIES		33,611,591

TOTAL CONVERTIBLE PREFERRED STOCKS		55,360,678

	Shares		Value

Nonconvertible Preferred Stocks – 0.3%

FINANCIALS – 0.3%
Consumer Finance – 0.3%
Ally Financial, Inc.:
7.00% (f)		18,256	$18,273,115
Series A, 8.50%		155,954	4,199,841
			22,472,956
TOTAL PREFERRED STOCKS (Cost $68,399,921)			77,833,634

Corporate Bonds – 3.6%

	Principal
	Amount (d)

Convertible Bonds – 3.4%

CONSUMER DISCRETIONARY – 0.3%
Automobiles – 0.2%
Ford Motor Co. 4.25% 11/15/16.		$2,070,000	3,547,463
Volkswagen International Finance
NV 5.5% 11/9/15 (f)	EUR	6,400,000	8,370,485
			11,917,948
Diversified Consumer Services – 0.0%
Carriage Services, Inc. 2.75%
3/15/21 (f)		2,600,000	2,699,125
Media – 0.1%
Liberty Media Corp. 3.5%
1/15/31		6,650,000	3,699,561

TOTAL CONSUMER DISCRETIONARY			18,316,634

CONSUMER STAPLES – 0.2%
Tobacco – 0.2%
Vector Group Ltd. 2.5%
1/15/19 (i)		8,830,000	12,927,120

ENERGY – 0.5%
Oil, Gas & Consumable Fuels – 0.5%
Amyris, Inc. 3% 2/27/17		1,383,000	1,156,202
BPZ Energy, Inc. 8.5% 10/1/17		2,730,000	2,680,519
Chesapeake Energy Corp. 2.5%
5/15/37		9,290,000	9,365,481
Clean Energy Fuels Corp. 5.25%
10/1/18 (f)		2,750,000	2,456,207
Scorpio Tankers, Inc. 2.375%
7/1/19 (f)		8,900,000	8,577,375
Ship Finance International Ltd.
3.25% 2/1/18		7,700,000	8,310,379
			32,546,163

FINANCIALS – 0.5%
Capital Markets – 0.1%
Ares Capital Corp. 5.75% 2/1/16		7,570,000	7,891,725

5	Quarterly Report

Investments (Unaudited) – continued

Corporate Bonds – continued

	Principal	Value
	Amount (d)

Convertible Bonds – continued

FINANCIALS – continued
Insurance – 0.2%
Fidelity National Financial, Inc.
4.25% 8/15/18	$6,370,000	$10,168,113
Thrifts & Mortgage Finance – 0.2%
MGIC Investment Corp. 9%
4/1/63 (f)	10,438,000	13,389,345

TOTAL FINANCIALS		31,449,183

HEALTH CARE – 0.7%
Health Care Providers & Services – 0.5%
HealthSouth Corp. 2% 12/1/43	9,478,000	10,224,393
WellPoint, Inc. 2.75% 10/15/42	13,420,000	22,101,063
		32,325,456
Pharmaceuticals – 0.2%
Jazz Investments I Ltd. 1.875%
8/15/21 (f)	5,180,000	5,717,425
Theravance, Inc. 2.125% 1/15/23	7,240,000	6,914,200
		12,631,625

TOTAL HEALTH CARE		44,957,081

INDUSTRIALS – 0.1%
Construction & Engineering – 0.0%
Layne Christensen Co. 4.25%
11/15/18 (f)	630,000	509,122
Machinery – 0.1%
Navistar International Corp. 4.75%
4/15/19 (f)	7,570,000	7,574,731
TOTAL INDUSTRIALS		8,083,853
INFORMATION TECHNOLOGY – 0.9%
Communications Equipment – 0.3%
InterDigital, Inc. 2.5% 3/15/16	12,210,000	12,499,988
Liberty Interactive LLC 0.75%
3/30/43	4,970,000	6,582,144
		19,082,132
Semiconductors & Semiconductor Equipment – 0.4%
Canadian Solar, Inc. 4.25%
2/15/19 (f)	5,020,000	5,591,025
GT Advanced Technologies, Inc.:
3% 10/1/17	9,240,000	14,194,950
3% 12/15/20	4,940,000	5,597,638
		25,383,613

	Principal		Value
	Amount (d)

Software – 0.2%
TiVo, Inc.:
2% 10/1/21 (f)		$2,600,000	$2,525,250
4% 3/15/16 (f)		8,660,000	10,992,788
			13,518,038

TOTAL INFORMATION TECHNOLOGY			57,983,783

UTILITIES – 0.2%
Electric Utilities – 0.2%
NRG Yield, Inc. 3.5% 2/1/19 (f)		7,430,000	8,375,839

TOTAL CONVERTIBLE BONDS			214,639,656

Nonconvertible Bonds – 0.2%

INDUSTRIALS – 0.1%
Commercial Services & Supplies – 0.1%
APX Group, Inc.:
8.75% 12/1/20		9,245,000	8,412,950
8.75% 12/1/20 (f)		405,000	368,550
			8,781,500
MATERIALS – 0.1%
Metals & Mining – 0.1%
JMC Steel Group, Inc. 8.25%
3/15/18 (f)		4,200,000	4,242,000
Walter Energy, Inc. 8.5% 4/15/21		5,250,000	1,575,000
			5,817,000

TOTAL NONCONVERTIBLE BONDS			14,598,500

TOTAL CORPORATE BONDS
(Cost $214,499,492)			229,238,156

Bank Loan Obligations – 0.1%

INDUSTRIALS – 0.1%
Machinery – 0.1%
Generac Power Systems, Inc.
Tranche B, term loan 3.25%
5/31/20 (i)
(Cost $4,889,960)		4,940,283	4,841,478

Preferred Securities – 0.1%

FINANCIALS – 0.1%
Diversified Financial Services – 0.1%
Baggot Securities Ltd. 10.24% (f)(g)
(Cost $3,931,535)	EUR	2,560,000	3,630,672

Quarterly Report	6

Money Market Funds – 3.1%

	Shares	Value

Fidelity Cash Central Fund,
0.12% (b)	167,047,182	$167,047,182
Fidelity Securities Lending Cash
Central Fund, 0.12% (b)(c)	29,404,500	29,404,500

TOTAL MONEY MARKET FUNDS
(Cost $196,451,682)		196,451,682

TOTAL INVESTMENT PORTFOLIO – 100.6%
(Cost $5,034,000,624)		6,370,919,822

NET OTHER ASSETS (LIABILITIES) – (0.6)%		(36,095,082)
NET ASSETS – 100%		$6,334,824,740

Written Options

	Expiration
	Date/Exercise	Number of
	Price	Contracts	Premium	Value
Call Options

Apache Corp.	10/18/14 - $105.00	1,811	$294,371	(19,016)
Applied Materials, Inc.	10/18/14 - $22.00	5,453	432,612	(179,949)
BlackRock, Inc. Class A	10/18/14 - $320.00	476	412,873	(554,540)
Broadcom Corp. Class A	11/22/14 - $40.00	6,119	603,320	(1,116,718)
C.H. Robinson Worldwide, Inc.	11/22/14 - $70.00	1,183	215,774	(112,385)
Comcast Corp. Class A	10/18/14 - $55.00	5,306	556,322	(169,792)
Markwest Energy Partners LP	11/22/14 - $80.00	1,993	313,691	(269,055)
Prudential Financial, Inc.	12/20/14 - $92.50	979	229,962	(159,577)
Republic Services, Inc.	1/17/15 - $40.00	5,142	332,011	(359,940)
Schlumberger Ltd.	11/22/14 - $115.00	908	161,984	(39,498)
Teva Pharmaceutical Industries Ltd. sponsored ADR	11/22/14 - $52.50	1,753	293,691	(437,373)
The Williams Companies, Inc.	11/22/14 - $60.00	5,885	779,156	(314,847)
TOTAL WRITTEN OPTIONS			$4,625,767	(3,732,690)

7	Quarterly Report

Investments (Unaudited) – continued

Currency Abbreviations

EUR — European Monetary Unit

Legend

(a)	Non-income producing

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Amount is stated in United States dollars unless otherwise noted.

(e)	Security or a portion of the security is on loan at period end.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $107,720,463 or 1.7% of net assets.

(g)	Security is perpetual in nature with no stated maturity date.

(h)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $200,739,082.

(i)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(k)	Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,584,052 or 0.6% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$25,364,364
New Academy Holding Co. LLC unit	8/1/11	$13,406,880

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$129,137
Fidelity Securities Lending Cash Central Fund	359,567
Total	$488,704

Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$455,053,827	$440,834,139	$—	$14,219,688
Consumer Staples	627,376,222	624,502,176	2,874,046	—
Energy	879,452,629	879,452,629	—	—
Financials	1,551,427,845	1,521,275,605	30,152,240	—
Health Care	498,180,560	447,467,532	50,713,028	—
Industrials	584,576,203	584,576,203	—	—
Information Technology	760,213,168	734,848,804	—	25,364,364
Materials	91,170,899	91,170,899	—	—
Telecommunication Services	240,914,543	199,767,447	41,147,096	—
Utilities	248,391,938	228,257,879	20,134,059	—
Corporate Bonds	229,238,156	—	229,238,156	—
Bank Loan Obligations	4,841,478	—	4,841,478	—
Preferred Securities	3,630,672	—	3,630,672	—
Money Market Funds	196,451,682	196,451,682	—	—
Total Investments in Securities:	$6,370,919,822	$5,948,604,995	$382,730,775	$39,584,052

Derivative Instruments:
Liabilities
Written Options	$(3,732,690)	$(3,732,690)	$—	$—

Quarterly Report	8

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $5,036,582,929. Net unrealized appreciation aggregated $1,334,336,893, of which $1,565,483,302 related to appreciated investment securities and $231,146,409 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by maior category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

9	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	10

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

September 30, 2014

Investments September 30, 2014 (Unaudited)
Showing Percentage of Net Assets

Common Stocks — 99.4%

	Shares	Value

CONSUMER DISCRETIONARY – 15.3%
Auto Components – 1.6%
Delphi Automotive PLC	569,261	$34,918,470
Gentex Corp.	539,996	14,455,693
Johnson Controls, Inc.	622,900	27,407,600
New Focus Auto Tech Holdings Ltd. (a)	3,095,675	203,326
Tenneco, Inc. (a)	545,776	28,549,543
Visteon Corp. (a)	395,522	38,464,515
		143,999,147
Automobiles – 0.1%
Harley-Davidson, Inc.	197,619	11,501,426
Distributors – 0.1%
LKQ Corp. (a)	176,800	4,701,112
Hotels, Restaurants & Leisure – 2.6%
Brinker International, Inc.	437,867	22,239,265
Jubilant Foodworks Ltd. (a)	75,070	1,491,583
Norwegian Cruise Line Holdings Ltd. (a)	203,100	7,315,662
Royal Caribbean Cruises Ltd	823,780	55,432,156
Texas Roadhouse, Inc. Class A	1,248,900	34,769,376
The Cheesecake Factory, Inc.	493,600	22,458,800
Wyndham Worldwide Corp.	1,008,400	81,942,584
		225,649,426
Household Durables – 1.3%
Harman International Industries, Inc.	333,513	32,697,615
Iida Group Holdings Co. Ltd	296,792	3,631,592
NVR, Inc. (a)	28,867	32,620,287
PulteGroup, Inc.	1,215,500	21,465,730
Whirlpool Corp.	144,500	21,046,425
		111,461,649
Internet & Catalog Retail – 0.0%
TripAdvisor, Inc. (a)	45,200	4,132,184
Leisure Products – 0.6%
Hasbro, Inc.	206,000	11,328,970
Polaris Industries, Inc.	305,619	45,778,670
		57,107,640
Media – 1.3%
Comcast Corp. Class A	381,600	20,522,448
Interpublic Group of Companies, Inc.	3,739,400	68,505,808
Naspers Ltd. Class N	71,900	7,933,837
Time Warner Cable, Inc.	123,500	17,721,015
		114,683,108
Multiline Retail – 0.9%
Dollar Tree, Inc. (a)	1,334,400	74,819,808
Specialty Retail – 3.2%
Abercrombie & Fitch Co. Class A	292,400	10,625,816
ANN, Inc. (a)	292,945	12,048,828
Dick's Sporting Goods, Inc.	778,000	34,138,640
Foot Locker, Inc.	1,246,687	69,378,132
GNC Holdings, Inc.	550,800	21,337,992
Lithia Motors, Inc. Class A (sub. vtg.)	360,700	27,301,383
Signet Jewelers Ltd.	259,643	29,575,934

	Shares	Value

Urban Outfitters, Inc. (a)	1,678,500	$61,600,950
Williams-Sonoma, Inc.	269,700	17,953,929
		283,961,604
Textiles, Apparel & Luxury Goods – 3.6%
Carter's, Inc.	137,800	10,682,256
Deckers Outdoor Corp. (a)	676,100	65,703,398
G-III Apparel Group Ltd. (a)	793,983	65,789,431
Hanesbrands, Inc.	825,500	88,691,720
Page Industries Ltd	24,388	3,130,456
Ralph Lauren Corp.	404,100	66,567,393
VF Corp.	244,976	16,175,765
		316,740,419
TOTAL CONSUMER DISCRETIONARY		1,348,757,523

CONSUMER STAPLES – 3.4%
Beverages – 0.8%
Dr. Pepper Snapple Group, Inc.	1,083,206	69,660,978
Food & Staples Retailing – 1.1%
CVS Health Corp.	555,947	44,247,822
Kroger Co.	978,200	50,866,400
		95,114,222
Food Products – 1.5%
Archer Daniels Midland Co.	629,154	32,149,769
Britannia Industries Ltd. (a)	47,420	1,065,725
Bunge Ltd.	726,588	61,200,507
Ingredion, Inc.	146,305	11,088,456
Keurig Green Mountain, Inc.	210,099	27,340,183
SunOpta, Inc. (a)	100,000	1,207,000
		134,051,640

TOTAL CONSUMER STAPLES		298,826,840

ENERGY – 7.0%
Energy Equipment & Services – 2.6%
Atwood Oceanics, Inc. (a)	447,800	19,564,382
Baker Hughes, Inc.	392,281	25,521,802
Cameron International Corp. (a)	202,200	13,422,036
Dril-Quip, Inc. (a)	115,200	10,298,880
Halliburton Co.	1,060,100	68,387,051
National Oilwell Varco, Inc.	530,282	40,354,460
Patterson-UTI Energy, Inc.	474,300	15,428,979
Precision Drilling Corp.	871,900	9,412,269
Schlumberger Ltd.	210,400	21,395,576
Superior Energy Services, Inc.	181,400	5,962,618
		229,748,053
Oil, Gas & Consumable Fuels – 4.4%
Apache Corp.	486,896	45,704,928
Canadian Natural Resources Ltd.	442,952	17,208,662
Carrizo Oil & Gas, Inc. (a)	129,900	6,991,218
Chesapeake Energy Corp.	841,200	19,339,188
Cimarex Energy Co.	211,052	26,704,410

Quarterly Report	2

Common Stocks – continued

	Shares	Value

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Continental Resources, Inc. (a)(d)	596,358	$39,645,880
Devon Energy Corp.	389,083	26,527,679
Emerald Oil, Inc. warrants 2/4/16 (a)	129,809	1
Energen Corp.	105,403	7,614,313
Navigator Holdings Ltd. (a)	735,800	20,477,314
Newfield Exploration Co. (a)	1,171,100	43,412,677
Phillips 66 Co.	348,785	28,359,708
Suncor Energy, Inc.	1,493,000	54,030,350
Teekay Tankers Ltd.	85,400	318,542
Valero Energy Corp.	78,700	3,641,449
Western Refining, Inc.	148,200	6,222,918
Whiting Petroleum Corp. (a)	585,019	45,368,223
		391,567,460

TOTAL ENERGY		621,315,513

FINANCIALS – 11.2%
Banks – 1.4%
Boston Private Financial Holdings, Inc.	1,793,716	22,224,141
Comerica, Inc.	190,829	9,514,734
Commerce Bancshares, Inc.	641,600	28,644,232
First Commonwealth Financial Corp.	1,056,500	8,864,035
Huntington Bancshares, Inc.	2,208,916	21,492,753
Lakeland Financial Corp.	506,846	19,006,725
M&T Bank Corp.	30,500	3,760,345
SunTrust Banks, Inc.	364,165	13,849,195
		127,356,160
Capital Markets – 3.5%
Affiliated Managers Group, Inc. (a)	54,200	10,859,512
Ameriprise Financial, Inc.	652,613	80,519,392
E*TRADE Financial Corp. (a)	180,300	4,072,977
Invesco Ltd.	570,600	22,527,288
Lazard Ltd. Class A	1,328,545	67,357,232
Raymond James Financial, Inc.	645,795	34,601,696
The Blackstone Group LP	1,945,597	61,247,394
Virtus Investment Partners, Inc.	131,500	22,841,550
		304,027,041
Consumer Finance – 0.6%
American Express Co.	312,389	27,346,533
SLM Corp.	2,544,700	21,782,632
		49,129,165
Diversified Financial Services – 1.1%
CRISIL Ltd.	84,555	2,751,450
McGraw Hill Financial, Inc.	912,730	77,080,049
Moody's Corp.	192,100	18,153,450
		97,984,949
Insurance – 2.2%
AFLAC, Inc.	74,300	4,327,975
Bajaj Finserv Ltd. (a)	58,922	1,074,608
Fidelity & Guaranty Life	358,654	7,657,263

	Shares	Value

Marsh & McLennan Companies, Inc.	1,076,584	$56,348,407
Primerica, Inc.	551,820	26,608,760
Principal Financial Group, Inc.	1,016,000	53,309,520
Reinsurance Group of America, Inc.	371,858	29,796,982
The Chubb Corp.	123,900	11,284,812
		190,408,327
Real Estate Investment Trusts – 0.3%
Altisource Residential Corp. Class B	367,209	8,813,016
Digital Realty Trust, Inc.	127,000	7,922,260
Mid-America Apartment Communities, Inc.	191,100	12,545,715
SL Green Realty Corp.	8,300	840,956
		30,121,947
Real Estate Management & Development – 1.8%
CBRE Group, Inc. (a)	2,526,423	75,135,820
Howard Hughes Corp. (a)	108,500	16,275,000
Jones Lang LaSalle, Inc.	560,460	70,808,516
		162,219,336
Thrifts & Mortgage Finance – 0.3%
Ladder Capital Corp. Class A	1,280,499	24,201,431

TOTAL FINANCIALS		985,448,356

HEALTH CARE – 11.8%
Biotechnology – 0.1%
United Therapeutics Corp. (a)	92,800	11,938,720
Health Care Equipment & Supplies – 3.1%
Boston Scientific Corp. (a)	1,326,903	15,670,724
C.R. Bard, Inc.	236,398	33,736,359
Covidien PLC	275,400	23,824,854
DENTSPLY International, Inc.	783,662	35,734,987
Greatbatch, Inc. (a)	43,284	1,844,331
Hologic, Inc. (a)	2,336,424	56,845,196
Steris Corp.	1,318,200	71,130,072
Zimmer Holdings, Inc.	319,800	32,155,890
		270,942,413
Health Care Providers & Services – 3.6%
Cardinal Health, Inc.	1,050,747	78,721,965
Catamaran Corp. (a)	401,500	16,910,358
DaVita HealthCare Partners, Inc. (a)	403,800	29,533,932
HCA Holdings, Inc. (a)	998,435	70,409,636
McKesson Corp.	399,950	77,858,267
Molina Healthcare, Inc. (a)	203,400	8,603,820
Omnicare, Inc.	603,074	37,547,387
		319,585,365
Health Care Technology – 0.7%
MedAssets, Inc. (a)	2,830,392	58,645,722
Life Sciences Tools & Services – 1.4%
Agilent Technologies, Inc.	963,006	54,872,082
Thermo Fisher Scientific, Inc.	556,113	67,678,952
		122,551,034

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value

HEALTH CARE – continued
Pharmaceuticals – 2.9%
Actavis PLC (a)	191,645	$46,240,106
Jazz Pharmaceuticals PLC (a)	386,171	62,003,616
Mallinckrodt PLC (a)	283,350	25,544,003
Salix Pharmaceuticals Ltd. (a)	318,570	49,773,377
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,311,856	70,512,260
		254,073,362

TOTAL HEALTH CARE		1,037,736,616

INDUSTRIALS – 18.7%
Aerospace & Defense – 2.3%
Curtiss-Wright Corp.	1,000,048	65,923,164
Esterline Technologies Corp. (a)	307,048	34,165,231
Huntington Ingalls Industries, Inc.	255,200	26,594,392
Textron, Inc.	1,996,481	71,853,351
		198,536,138
Air Freight & Logistics – 1.0%
FedEx Corp.	569,411	91,931,406
Airlines – 2.1%
Allegiant Travel Co.	51,200	6,331,392
Southwest Airlines Co.	2,281,817	77,056,960
Spirit Airlines, Inc. (a)	1,469,083	101,572,399
		184,960,751
Building Products – 0.2%
Apogee Enterprises, Inc.	143,654	5,717,429
Lennox International, Inc.	108,311	8,325,867
		14,043,296
Commercial Services & Supplies – 0.8%
G&K Services, Inc. Class A	133,893	7,414,994
Herman Miller, Inc.	280,000	8,358,000
KAR Auction Services, Inc.	839,931	24,047,225
Performant Financial Corp. (a)	904,647	7,309,548
Republic Services, Inc.	478,813	18,683,283
		65,813,050
Construction & Engineering – 1.8%
EMCOR Group, Inc.	1,398,328	55,877,187
Fluor Corp.	275,154	18,377,536
Granite Construction, Inc.	48,536	1,543,930
Jacobs Engineering Group, Inc. (a)	670,755	32,746,259
Primoris Services Corp.	128,177	3,440,271
Quanta Services, Inc. (a)	1,391,321	50,491,039
		162,476,222
Electrical Equipment – 0.1%
AMETEK, Inc.	212,100	10,649,541
Industrial Conglomerates – 0.5%
Roper Industries, Inc	289,936	42,414,737

	Shares	Value

Machinery – 5.4%
Caterpillar, Inc.	466,465	$46,194,029
Cummins, Inc.	313,375	41,359,233
IDEX Corp.	89,100	6,448,167
Illinois Tool Works, Inc.	425,267	35,901,040
Ingersoll-Rand PLC	361,345	20,365,404
ITT Corp.	1,454,435	65,362,309
Manitowoc Co., Inc.	1,579,851	37,047,506
Mueller Industries, Inc.	575,954	16,437,727
Rexnord Corp. (a)	303,104	8,623,309
Snap-On, Inc.	462,600	56,011,608
SPX Corp.	386,769	36,329,212
Stanley Black & Decker, Inc.	68,900	6,117,631
Valmont Industries, Inc.	161,981	21,856,096
WABCO Holdings, Inc. (a)	182,900	16,634,755
Wabtec Corp.	266,160	21,569,606
Woodward, Inc.	752,407	35,829,621
		472,087,253
Professional Services – 0.7%
Dun & Bradstreet Corp.	411,105	48,292,504
Huron Consulting Group, Inc. (a)	225,740	13,763,368
		62,055,872
Road & Rail – 2.9%
ArcBest Corp.	164,407	6,132,381
Con-way, Inc.	1,656,565	78,686,838
CSX Corp.	779,500	24,990,770
J.B. Hunt Transport Services, Inc.	93,300	6,908,865
Norfolk Southern Corp.	384,200	42,876,720
Ryder System, Inc.	509,893	45,875,073
Saia, Inc. (a)	893,005	44,257,328
Swift Transporation Co. (a)	446,747	9,372,752
		259,100,727
Trading Companies & Distributors – 0.9%
AerCap Holdings NV (a)	78,120	3,195,108
Air Lease Corp. Class A	1,071,781	34,832,883
GATX Corp.	457,847	26,724,529
HD Supply Holdings, Inc. (a)	297,374	8,106,415
MRC Global, Inc. (a)	327,300	7,632,636
		80,491,571

TOTAL INDUSTRIALS		1,644,560,564

INFORMATION TECHNOLOGY – 26.2%
Communications Equipment – 2.4%
Aruba Networks, Inc. (a)	939,500	20,274,410
Brocade Communications Systems, Inc.	1,294,803	14,074,509
CommScope Holding Co., Inc.	1,159,900	27,733,209
F5 Networks, Inc. (a)	599,154	71,143,546
Juniper Networks, Inc.	949,562	21,032,798

Quarterly Report	4

Common Stocks – continued

	Shares	Value

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
Riverbed Technology, Inc. (a)	2,339,600	$43,387,882
Ubiquiti Networks, Inc. (d)	275,369%	10,334,599
		207,980,953
Electronic Equipment & Components – 4.3%
Arrow Electronics, Inc. (a)	1,280,480	70,874,568
Avnet, Inc.	936,130	38,849,395
CDW Corp.	2,019,005	62,690,105
Ingram Micro, Inc. Class A (a)	942,929	24,336,997
Jabil Circuit, Inc.	689,300	13,903,181
Knowles Corp. (a)	294,032	7,791,848
Methode Electronics, Inc. Class A	651,200	24,009,744
TE Connectivity Ltd.	1,588,386	87,821,862
Trimble Navigation Ltd. (a)	1,650,900	50,352,450
		380,630,150
Internet Software & Services – 0.7%
Conversant, Inc. (a)	218,214	7,473,830
Google, Inc. Class C (a)	75,970	43,862,039
Tencent Holdings Ltd.	627,900	9,344,062
		60,679,931
IT Services – 6.9%
Alliance Data Systems Corp. (a)	66,890	16,606,780
Blackhawk Network Holdings, Inc. (a)	296,594	9,579,986
Broadridge Financial Solutions, Inc.	687,203	28,608,261
Computer Sciences Corp.	208,427	12,745,311
Euronet Worldwide, Inc. (a)	1,306,277	62,426,978
EVERTEC, Inc.	1,043,281	23,306,898
Fidelity National Information Services, Inc.	1,473,677	82,968,015
Fiserv, Inc. (a)	1,051,414	67,958,144
FleetCor Technologies, Inc. (a)	384,740	54,679,249
Genpact Ltd. (a)	2,066,688	33,728,348
Global Payments, Inc.	1,150,588	80,403,089
Maximus, Inc.	310,700	12,468,391
Total System Services, Inc.	2,198,410	68,062,774
WEX, Inc. (a)	76,000	8,384,320
Xerox Corp.	3,627,149	47,987,181
		609,913,725
Semiconductors & Semiconductor Equipment – 6.7%
Atmel Corp. (a)	7,677,500	62,034,200
Broadcom Corp. Class A	1,466,700	59,284,014
Cypress Semiconductor Corp.	1,148,900	11,345,388
Fairchild Semiconductor International, Inc. (a)	2,386,600	37,063,898
Freescale Semiconductor, Inc. (a)	3,034,518	59,264,137
Microchip Technology, Inc. (d)	642,429	30,341,922
NVIDIA Corp.	3,279,633	60,509,229
NXP Semiconductors NV (a)	1,499,023	102,578,140
PMC-Sierra, Inc. (a)	7,257,450	54,140,577
RF Micro Devices, Inc. (a)(d)	6,245,800	72,076,532

	Shares	Value

Semtech Corp. (a)	568,800	$15,442,920
Skyworks Solutions, Inc.	379,800	22,047,390
		586,128,347
Software – 3.8%
Activision Blizzard, Inc.	1,350,700	28,081,053
Cadence Design Systems, Inc. (a)	3,588,200	61,752,922
Electronic Arts, Inc. (a)	1,937,190	68,983,336
Fair Isaac Corp.	274,600	15,130,460
Intuit, Inc.	242,997	21,298,687
Parametric Technology Corp. (a)	665,741	24,565,843
Rovi Corp. (a)	944,784	18,654,760
Synopsys, Inc. (a)	1,034,130	41,049,790
TiVo, Inc. (a)	1,131,400	14,476,263
Verint Systems, Inc. (a)	798,312	44,394,130
		338,387,244
Technology Hardware, Storage & Peripherals – 1.4%
EMC Corp.	1,501,039	43,920,401
Nokia Corp. sponsored ADR	2,680,500	22,677,030
Super Micro Computer, Inc. (a)	1,963,818	57,775,526
		124,372,957

TOTAL INFORMATION TECHNOLOGY		2,308,093,307

MATERIALS – 5.1%
Chemicals – 3.6%
Albemarle Corp.	324,456	19,110,458
Ashland, Inc.	99,526	10,360,657
Cabot Corp.	526,500	26,730,405
Cytec Industries, Inc.	1,426,166	67,443,390
Eastman Chemical Co.	131,400	10,628,946
Ferro Corp. (a)	1,638,609	23,743,444
Huntsman Corp.	637,100	16,558,229
LyondellBasell Industries NV Class A	400,730	43,543,322
Methanex Corp.	559,100	37,321,591
PolyOne Corp.	1,510,160	53,731,493
Potash Corp. of Saskatchewan, Inc.	307,800	10,658,051
		319,829,986
Metals & Mining – 1.2%
B2Gold Corp. (a)	6,533,000	13,299,915
Constellium NV (a)	1,911,043	47,030,768
New Gold, Inc. (a)	2,548,620	12,902,965
Steel Dynamics, Inc.	738,838	16,705,127
TimkenSteel Corp.	320,400	14,895,396
		104,834,171
Paper & Forest Products – 0.3%
Boise Cascade Co. (a)	876,169	26,407,734

TOTAL MATERIALS		451,071,891

TELECOMMUNICATION SERVICES – 0.4%
Diversified Telecommunication Services – 0.4%
Verizon Communications, Inc.	802,308	40,107,377

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value

UTILITIES – 0.3%
Electric Utilities – 0.2%
Exelon Corp.	403,600	$13,758,724
Independent Power Producers & Energy Traders – 0.1%
Dynegy, Inc. (a)	328,900	9,492,054

TOTAL UTILITIES		23,250,778

TOTAL COMMON STOCKS
(Cost $7,657,546,807)		8,759,168,765

Nonconvertible Preferred Stocks – 0.1%

FINANCIALS–0.1%
Diversified Financial Services – 0.1%
GMAC Capital Trust I Series 2, 8.125%
(Cost $8,287,786)	402,766	10,717,603
Money Market Funds – 1.2%

	Shares	Value

Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)
(Cost $105,626,522)	105,626,522	$105,626,522

TOTAL INVESTMENT PORTFOLIO – 100.7%
(Cost $7,771,461,115)		8,875,512,890

NET OTHER ASSETS (LIABILITIES) – (0.7)%		(65,341,883)
NET ASSETS – 100%		$8,810,171,007

Legend

(a)	Non-income producing

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32,167
Fidelity Securities Lending Cash Central Fund	409,543
Total	$441,710

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

	Value,				Value,
	beginning of		Sales	Dividend	end of
Affiliate	period	Purchases	Proceeds	Income	period
Boise Cascade Co.	$66,304,854	$26,354,210	$55,934,557	$—	$—
G-III Apparel Group Ltd.	84,321,456	13,921,986	41,827,225	—	—
Ruth's Hospitality Group, Inc.	27,135,501	—	23,494,062	54,272	—
Total	$177,761,811	$40,276,196	$121,255,844	$54,272	$—

Quarterly Report	6

Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,348,757,523	$1,348,757,523	$—	$—
Consumer Staples	298,826,840	298,826,840	—	—
Energy	621,315,513	621,315,512	1	—
Financials	996,165,959	996,165,959	—	—
Health Care	1,037,736,616	1,037,736,616	—	—
Industrials	1,644,560,564	1,644,560,564	—	—
Information Technology	2,308,093,307	2,298,749,245	9,344,062	—
Materials	451,071,891	451,071,891	—	—
Telecommunication Services	40,107,377	40,107,377	—	—
Utilities	23,250,778	23,250,778	—	—
Money Market Funds	105,626,522	105,626,522	—	—
Total Investments in Securities:	$8,875,512,890	$8,866,168,827	$9,344,063	$—

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $7,787,567,345. Net unrealized appreciation aggregated $1,087,945,545, of which $1,296,664,246 related to appreciated investment securities and $208,718,701 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	8

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Partners, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 28, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 28, 2014